PROSPECTUS AND INFORMATION STATEMENT DATED NOVEMBER 20, 2003

                          ACQUISITION OF THE ASSETS OF

                        EATON VANCE LARGE-CAP GROWTH FUND

                        BY AND IN EXCHANGE FOR SHARES OF

                           EATON VANCE-ATLANTA CAPITAL
                              LARGE-CAP GROWTH FUND

                            THE EATON VANCE BUILDING
                                255 STATE STREET
                           BOSTON, MASSACHUSETTS 02109
                                 (800) 225-6265

     This Prospectus and Information Statement is being furnished to shareholders of Eaton Vance Large-Cap Growth Fund ("EV Fund"), a series of Eaton Vance Growth Trust (the "Trust"), which is a Massachusetts business trust, in connection with an Agreement and Plan of Reorganization (the "Plan"). Pursuant to the Plan, EV Fund will receive, in exchange for all of its assets, Class A shares of Eaton Vance-Atlanta Capital Large-Cap Growth Fund ("EVAC Fund"), also a series of the Trust, and EVAC Fund will assume all of EV Fund's liabilities. Following the transfer, EVAC Fund shares will be distributed to shareholders of the EV Fund in liquidation of the EV Fund, and the EV Fund will be terminated. As a result, each shareholder of EV Fund will receive EVAC Fund shares equal in total value to their holdings in EV Fund, in each case calculated as of the close of regular trading on the New York Stock Exchange on the business day immediately prior to the reorganization contemplated by the Plan (the "Reorganization"), which is expected to be on or about January 9, 2004.

     The investment objective of each Fund is to seek long-term capital growth for its shareholders through investing primarily in common stocks of companies with large market capitalizations. Each Fund invests all or substantially all of its assets in Large-Cap Growth Portfolio.

     The Board of Trustees of the Trust (the "Trustees") has determined to merge EV Fund into EVAC Fund because EV Fund is not large enough to be economically viable and is unlikely to become viable in the foreseeable future as a result of its small asset size and inability to adequately attract new assets. SHAREHOLDERS OF EV FUND ARE NOT BEING ASKED TO VOTE ON THE PLAN OR APPROVE THE REORGANIZATION.

     This Prospectus and Information Statement, which should be retained for future reference, sets forth concisely information about EVAC Fund that investors should know before the Reorganization. Additional information is contained in the following documents:

  * The Statement of Additional Information ("SAI") dated November 20, 2003 relating to the Plan, including financial statements, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by this reference (that is, it legally forms a part of this Prospectus and Information Statement). The SAI is available without charge upon request by writing to EVAC Fund's principal underwriter, Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, MA 02109 or by calling (800) 225-6265.

  * The current prospectus of EVAC Fund ("EVAC Prospectus") dated November 19, 2003 accompanies this Prospectus and Information Statement, has been filed with the SEC, and is incorporated herein by this reference.

  * The current prospectus of EV Fund ("EV Prospectus") dated February 1, 2003 has been filed with the SEC and is incorporated herein by this reference.

  * EVAC Fund's (i) current SAI dated November 19, 2003 ("EVAC SAI"), (ii) Annual Report to Shareholders dated September 30, 2002 ("Annual Report"), and (iii) Semiannual Report to Shareholders dated March 31, 2003 ("Semiannual Report") have been filed with the SEC and are incorporated herein by this reference.

  * EV Fund's (i) current SAI dated February 1, 2003 ("EV SAI"), (ii) Annual Report to Shareholders dated September 30, 2002 ("Annual Report"), and
     (iii) Semiannual Report to Shareholders dated March 31, 2003 ("Semiannual Report") have been filed with the SEC and are incorporated herein by this reference.

     You will find and may copy information about each Fund (including its Prospectus, SAI and shareholder reports) at the Securities and Exchange Commission's public reference room in Washington, D.C. (call 1-202-942-8090 for information on the hours of operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, D.C. 20549-0102, or by electronic mail at PUBLICINFO@SEC.GOV.

--------------------------------------------------------------------------------
WE ARE NOT ASKING YOU FOR A PROXY OR WRITTEN CONSENT, AND YOU ARE REQUESTED NOT TO SEND TO US A PROXY OR WRITTEN CONSENT.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

TABLE OF CONTENTS
                                                                           PAGE
SUMMARY......................................................................1
     The Reorganization......................................................1
     Background for the Reorganization.......................................2
     Principal Differences Between EV Fund and EVAC Fund.....................2
     Fees and Expenses.......................................................2
     Distribution Arrangements...............................................3
     Redemption Procedures and Exchange Privileges...........................3
     Tax Consequences........................................................3
FEES AND EXPENSES............................................................4
PRINCIPAL RISK FACTORS.......................................................5
THE REORGANIZATION...........................................................5
     Reorganization Plan.....................................................5
     Reasons for the Reorganization..........................................7
     Description of the Securities to be Issued..............................7
     Federal Income Tax Considerations.......................................8
     Capitalization..........................................................9
     Investment Performance..................................................9
     Management's Discussion of Fund Performance.............................9
COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES.............................9
COMPARATIVE INFORMATION ON DISTRIBUTION ARRANGEMENTS........................10
SHAREHOLDER SERVICES........................................................10
COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS...............................10
     General................................................................10
     Shareholder Liability..................................................10
INTERESTS OF AFFILIATED PERSONS.............................................10
     Five Percent Holders...................................................10
     Shares Held by Officers and Trustees...................................11
     Interests of Affiliated Persons........................................11
MISCELLANEOUS...............................................................12
     Eaton Vance and Atlanta Capital........................................12
     Available Information..................................................12
     Legal Matters..........................................................13
     Experts................................................................13
FINANCIAL HIGHLIGHTS........................................................14
APPENDIX A.................................................................A-1
APPENDIX B.................................................................B-1

                            EATON VANCE GROWTH TRUST

                           EATON VANCE-ATLANTA CAPITAL
                              LARGE-CAP GROWTH FUND

                            THE EATON VANCE BUILDING
                                255 STATE STREET
                           BOSTON, MASSACHUSETTS 02109

                      PROSPECTUS AND INFORMATION STATEMENT
                             DATED NOVEMBER 20, 2003

                                     SUMMARY

     The following is a summary of certain information contained elsewhere in this Prospectus and Information Statement and the Plan and is qualified by reference to the more complete information contained herein as well as the EVAC Prospectus, which accompanies and is incorporated by reference in this
Prospectus and Information Statement, and the EV Prospectus, which is incorporated by reference herein. Shareholders should read this entire Prospectus and Information Statement carefully. This summary is not intended to be a complete statement of all material features of the Reorganization and is qualified in its entirety by reference to the full text of this Prospectus and Information Statement and the documents referred to herein.

     The  form  of the  Plan is  attached  to this  Prospectus  and  Information
Statement   as  Appendix   A.  The   transactions   contemplated   by  the  Plan
(collectively, the "Reorganization") are described herein.

     THE REORGANIZATION

     The Trustees of the Trust (including a majority of those Trustees who are not "interested persons," as defined in the Investment Company Act of 1940, as amended ("1940 Act") ("Independent Trustees")) have approved the Plan, pursuant to which EV Fund will sell and transfer all of its assets to EVAC Fund in exchange for the assumption by EVAC Fund of all of EV Fund's liabilities and the issuance to EV Fund of EVAC Fund Class A shares equal to the value of the assets transferred less the liabilities assumed. EV Fund will then distribute to its shareholders the EVAC Fund shares received in exchange for all outstanding EV Fund shares, and EV Fund will be dissolved.

     EACH SHAREHOLDER OF THE EV FUND WILL RECEIVE THE NUMBER OF FULL AND FRACTIONAL SHARES OF EVAC FUND EQUAL IN VALUE TO THAT SHAREHOLDER'S SHARES OF EV FUND AS OF THE CLOSING DATE OF THE REORGANIZATION, WHICH IS EXPECTED TO BE ON OR ABOUT JANUARY 9, 2004 ("CLOSING DATE"). EACH EV FUND SHAREHOLDER WILL RECEIVE EVAC FUND CLASS A SHARES EQUAL IN VALUE TO HIS OR HER EV FUND SHARES PREVIOUSLY HELD.

     At or prior to the Closing Date, EV Fund shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders' all of its investment company taxable income and all of its net capital gains, if any, realized for the taxable year ending at the Closing Date. The Trustees of the Trust, including the Independent Trustees, determined that the Reorganization is in the best interests of each Fund and that the interests of the Funds' shareholders will not be diluted as a result of the Reorganization.

     BACKGROUND FOR THE REORGANIZATION

     In approving the Plan, the Trustees of the Trust considered a number of factors, including the proposed terms of the Reorganization. The Trustees considered that combining the Funds should produce additional economies of scale, which should help reduce costs per share and, as a result, potentially increase the investment return to EV Fund shareholders. Moreover, the Trustees considered that, in light of the EV Fund's small size and poor prospects for growth in the longer-term, it was not economically viable for Eaton Vance Management ("Eaton Vance") to sponsor and manage the EV Fund for the longer-term. Finally, the Trustees considered possible alternatives to the Reorganization, including possible liquidation of EV Fund, and determined that the Reorganization was the best available solution for addressing the poor prospects for longer-term viability. In particular, the Trustees concluded that the merger of EV Fund into EVAC Fund would permit EV Fund shareholders to continue a substantially identical investment on an expected tax-free basis and with likely lower fund expenses.

     PRINCIPAL DIFFERENCES BETWEEN EV FUND AND EVAC FUND

     Both EV Fund and EVAC Fund are "feeder" funds in the same "master-feeder" structure. In a master-feeder structure, each feeder fund invests all or substantially all of its assets in a single master fund, which directly holds a portfolio of investments. The master fund in which the Funds invest their assets is Large-Cap Growth Portfolio (the "Portfolio"). Because the Funds invest in the same Portfolio, their portfolio holdings are substantially identical and do not differ in any material respects. Each Fund has identical fundamental and nonfundamental investment policies and restrictions.

     FEES AND EXPENSES

     The  Portfolio's  investment  adviser  is Boston  Management  and  Research
("BMR"), a wholly owned subsidiary of Eaton Vance. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management, LLC ("Atlanta Capital"), an indirect majority-owned subsidiary of Eaton Vance. BMR pays Atlanta Capital a portion of the advisory fee for sub-advisory services provided to the Portfolio. The investment advisory fee is based on the following fee schedule:

                                                              Annual Fee Rate
    Average Daily Net Assets for the Month                   (for each level)
    --------------------------------------                   ----------------
    up to $500 million                                            0.650%
    $500 million but less than $1 billion                         0.625%
    $1 billion but less than $2.5 billion                         0.600%
    $2.5 billion and over                                         0.575%

The investment sub-advisory fee is based on the following schedule:

                                                              Annual Fee Rate
    Average Daily Net Assets for the Month                   (for each level)
    --------------------------------------                   ----------------
    up to $500 million                                           0.4000%
    $500 million but less than $1 billion                        0.3875%
    $1 billion but less than $2.5 billion                        0.3750%
    $2.5 billion and over                                        0.3625%

     EV Fund shares and Class A shares of EVAC Fund pay a shareholder service fee of 0.25% of average daily net assets. Eaton Vance serves as the administrator of EV Fund and EVAC Fund. For serving as administrator to EV Fund, Eaton Vance receives a monthly fee equal to 0.15% of average daily net assets of the EV Fund annually. Eaton Vance does not receive a fee for serving as administrator of EVAC Fund.

     The current expense ratio (not taking into account any fee waivers or expense reimbursements) of the EV Fund is higher than that of EVAC Fund. For the six-month period ended March 31, 2003, the ratio of expenses to net assets on an annualized basis (not taking into account any fee waivers or expense reimbursements) was 16.19% for shares of EV Fund. Class A shares of EVAC Fund only recently commenced operations and were not in existence during the six-month period ended March 31, 2003. For the six-months ended March 31, 2003, the annualized expense ratio of Class R shares of the EVAC Fund (adjusted to reflect the service fee payable by Class A shares and not taking into account any fee waivers or expense reimbursements) was 1.38%. The total ratio of expenses to net assets on an annualized basis for the six-month period ended March 31, 2003 (after fee waivers and expense reimbursements) was 1.40% for EV Fund and 1.25% for Class R shares of EVAC Fund (adjusted to reflect the Class A service fee). The EV Fund fee waiver and expense reimbursement are voluntary and can be terminated by Eaton Vance at any time. Eaton Vance believes in the absence of substantial asset growth, which is not expected to occur, the waiver and reimbursement arrangement for EV Fund is not economically viable for the longer-term and may not be continued. Eaton Vance has agreed to reimburse the operating expenses of EVAC Fund (which exclude advisory and service fees) to the extent such expenses exceed 0.35% of average daily net assets annually. This reimbursement may be changed or terminated at any time after September 30, 2004 subject to Trustee approval. See "Fees and Expenses" below.

     DISTRIBUTION ARRANGEMENTS

     Shares of each Fund are sold on a continuous basis by EVD, the Funds' principal underwriter. Each Fund's shares are sold at net asset value per share plus a sales charge. The Funds' respective sales charge schedules are identical. In the Reorganization, EV Fund shareholders will receive Class A shares of EVAC Fund. Shareholders will not be assessed a sales charge on their receipt of EVAC Fund Class A shares in connection with the Reorganization.

     REDEMPTION PROCEDURES AND EXCHANGE PRIVILEGES

     Each Fund offers the same redemption features pursuant to which proceeds of a redemption are remitted by wire or check after prompt receipt of proper documents, including signature guarantees. Each Fund has the same exchange privilege.

     TAX CONSEQUENCES

     The Trust has been advised by its counsel, Kirkpatrick & Lockhart LLP, that the Reorganization will constitute a tax-free reorganization for federal income tax purposes and that, accordingly, no gain or loss will be recognized for those purposes as a result of the Reorganization either to EV Fund or to its shareholders. Consequently, the holding period and aggregate tax basis of the EVAC Fund shares that are to be received by each holder of EV Fund shares will be the same as the holding period and aggregate tax basis of the EV Fund shares previously held by such shareholder. In addition, the holding period and tax basis of the assets to be transferred to EVAC Fund will be the same in EVAC Fund's hands as in EV Fund's hands immediately prior to the Reorganization. Nevertheless, the Reorganization will be consummated even if it is not a tax-free reorganization, in which event EV Fund shareholders may be required to recognize for tax purposes a gain or loss depending on whether their tax basis (initial purchase price plus reinvested distributions) in their EV Fund shares is greater than or less than the net asset value of the EVAC Fund shares received in the Reorganization. Shareholders should consult their own tax advisers. See "THE REORGANIZATION -- Federal Income Tax Considerations".

                                FEES AND EXPENSES

     Set forth below is a comparison of each Fund's expense ratios. The tables reflect the EV Fund's annualized expenses for the eleven-month period ended March 31, 2003. Because Class A shares of EVAC Fund only recently commenced operations, the Class A expense ratios shown below reflect the annualized expenses of Class R shares of the EVAC Fund during the eleven months ended March 31, 2003, adjusted to reflect the Class A service fee. The ratios also are shown on a pro forma (estimated) combined basis, giving effect to the Reorganization.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                      EACH FUND*
MAXIMUM SALES CHARGE (LOAD) (AS A % OF OFFERING PRICE)                  5.75%
MAXIMUM DEFERRED SALES CHARGE (AS A % OF THE LOWER OF NET ASSET
  VALUE AT TIME OF PURCHASE OR REDEMPTION)                              None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DISTRIBUTIONS         None
EXCHANGE FEE                                                            None

*  Reflects EVAC Class A shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND AND PORTFOLIO ASSETS)

                                                         EV FUND
    MANAGEMENT FEES                                        0.80%
    DISTRIBUTION AND SERVICE (12B-1) FEES                  n/a
    OTHER EXPENSES(1)                                     24.95%
                                                          ------
    TOTAL ANNUAL FUND OPERATING EXPENSES(2)               25.75%

                                                        EVAC FUND
                                                         CLASS A
    MANAGEMENT FEES                                        0.65%
    DISTRIBUTION AND SERVICE (12B-1) FEES                  n/a
    OTHER EXPENSES(1)                                      0.85%
                                                           -----
    TOTAL ANNUAL FUND OPERATING EXPENSES(2)                1.50%

                                                      PRO FORMA AFTER
                                                     REORGANIZATION(3)
                                                          CLASS A
    MANAGEMENT FEES                                        0.65%
    DISTRIBUTION AND SERVICE (12B-1) FEES                  n/a
    OTHER EXPENSES(1)                                      0.60%
                                                           -----
    TOTAL ANNUAL FUND OPERATING EXPENSES                   1.25%

(1)  "Other  Expenses"  includes a 0.25%  service fee paid pursuant to a Service
     Plan.

(2) During the period ended March 31, 2003, Total Annual Fund Operating Expenses of EV Fund and EVAC Fund were reduced to 1.40% and 1.25%, respectively, due to fee waivers and expense reimbursements by Eaton Vance. The EV Fund waiver and reimbursement could be terminated at any time. Eaton Vance has agreed to reimburse the Other Expenses (excluding service fees) of EVAC Fund to the extent they exceed 0.35% of average daily net assets annually. This reimbursement may be changed or terminated at any time after September 30, 2004 subject to Trustee approval.

(3) Pro Forma After Reorganization reflects the pro forma fees and expenses of Class A of EVAC Fund after giving effect to the Reorganization assuming the Reorganization occurred during the period ended March 31, 2003. Pro forma Other Expenses and Total Annual Fund Operating Expenses reflect the expense reimbursement by Eaton Vance (see footnote 2 above). Absent the expense reimbursement, Pro forma Operating Expenses and Total Annual Fund Operating Expenses would have been 1.08% and 1.73%, respectively.

EXAMPLE

     These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each example also assumes that your investment has a 5% return each year and that the operating costs remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
EV FUND
  Class A shares                    $2,750      $5,840      $7,781     $10,033
EVAC FUND
  Class A shares                    $  719      $1,022      $1,346     $ 2,263
EVAC FUND - PRO FORMA CLASS A
  AFTER THE REORGANIZATION
  Class A shares                    $  741      $1,089      $1,460     $ 2,499

Your costs would be the same if you did not redeem your shares.

                             PRINCIPAL RISK FACTORS

     Because the Funds invest in the same Portfolio and have the same investment objective and policies, they are subject to substantially identical risks.

     The performance of both EV Fund and EVAC Fund largely depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term and the value of an investment will rise and fall, sometimes sharply. Also, because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Growth stocks in particular may underperform during periods when the market favors value stocks. The Funds' performance may also suffer if certain stocks do not perform as the portfolio manager expected. Also, although stock values can rebound, there is no assurance that values will return to previous levels.

     The Portfolio is subject to risks associated with investing in large-cap companies, which, at times, may lag behind other types of stocks in performance. This could cause each Fund to perform worse than certain other funds over a given time period.

     Shareholders should consult the EVAC Prospectus, which accompanies this Prospectus and Information Statement, and the EVAC SAI, EV Prospectus and EV SAI, which are available upon request, each as supplemented, for a more thorough discussion of the risks of investing in the Funds.

                               THE REORGANIZATION

     REORGANIZATION PLAN

     The Plan provides that, at the Closing Date, EVAC Fund will acquire all of the assets of EV Fund in exchange for the issuance of EVAC Fund Class A shares to EV Fund, and the EVAC Fund will assume all of the liabilities of EV Fund. The EV Fund assets to be acquired will consist of the EV Fund's interest in the Portfolio. The value of Class A shares issued to the EV Fund by the EVAC Fund will be equal to the value of shares that the EV Fund has outstanding on the Closing Date. The EVAC Fund shares received by the EV Fund will be distributed to EV Fund shareholders in exchange for their EV Fund shares.

     EVAC Fund will assume all liabilities, expenses, costs, charges and reserves of EV Fund on the Closing Date. At or prior to the Closing Date, the EV Fund shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the EV Fund's shareholders all of EV Fund's investment company taxable income, net tax-exempt interest income, and net capital gain, if any, realized (after reduction for any available capital loss carry-forward) in all taxable years ending at or prior to the Closing Date.

     At or as soon as practicable after the Closing Date, the EV Fund will liquidate and distribute pro rata to its shareholders of record as of the close of trading on the New York Stock Exchange on the Closing Date the full and fractional EVAC Fund Class A shares equal in value to the EV Fund shares outstanding. Such liquidation and distribution will be accomplished by the establishment of shareholder accounts on the share records of EVAC Fund in the name of each shareholder of EV Fund, representing the respective pro rata number of full and fractional EVAC Fund Class A shares due such shareholder. All of EVAC Fund's future distributions attributable to the shares issued in the Reorganization will be paid to shareholders in cash or invested in additional shares of EVAC Fund at the price in effect as described in EVAC Fund's prospectus on the respective payment dates in accordance with instructions previously given by the shareholder to the Trust's transfer agent.

     Accordingly, immediately after the Reorganization, each former shareholder of EV Fund shares will own Class A shares of EVAC Fund equal to the value of that shareholder's EV Fund shares immediately prior to the Reorganization. Moreover, because shares of EVAC will be issued at net asset value in exchange for the net assets of EV Fund that will equal the aggregate value of those shares, the net asset value per share of EVAC Fund will be unchanged. Thus, the Reorganization will not result in a dilution of the value of any shareholder account in either Fund. However, in general, the Reorganization will reduce the percentage ownership of each EV Fund shareholder in the EVAC Fund below such shareholder's current percentage ownership in EV Fund. Although the shareholder will have the same dollar amount invested initially in EVAC Fund that he or she had invested in EV Fund, his or her investment will represent a smaller percentage of the combined net assets of the Funds.

     Any transfer taxes payable on issuance of shares of EVAC Fund in a name other than that of the registered holder of the shares on the books of EV Fund as of the time of transfer will be paid by the person to whom those shares are to be issued as a condition of the transfer. Any reporting responsibility of EV Fund will continue to be its responsibility up to and including the Closing Date and thereafter until it is dissolved.

     The consummation of the Plan is subject to the conditions set forth therein. The Plan may be terminated at any time prior to the consummation of the Reorganization without liability on the part of either party or its respective officers, Trustees or shareholders, by either party on written notice to the other party if certain specified representations and warranties or conditions have not been performed or do not exist on or before January 30, 2004. The Plan may be amended by written agreement of its parties without shareholder approval and the parties may waive without shareholder approval any default by the other or any failure to satisfy any of the conditions to its obligations.

     Pursuant to certain voluntary  expense  reimbursement  arrangements,  it is
anticipated   that  Eaton   Vance  will  bear  all   expenses   related  to  the
Reorganization.

     REASONS FOR THE REORGANIZATION

     The Reorganization has been considered by the Trustees of the Trust. In reaching a decision, the Trustees, including a majority of the Independent Trustees, concluded that the Reorganization would be in the best interests of EV Fund and EVAC Fund, respectively, and that the interests of shareholders in EV Fund and EVAC Fund, respectively, will not be diluted as a result of the Reorganization. In recommending the Reorganization, Eaton Vance indicated that the Reorganization would eliminate the expense of maintaining EV Fund as a separate series of the Trust (I.E., fund accounting, legal, audit, shareholder reporting, custodial expenses, etc.), possibly produce certain economies of scale in EVAC Fund and potentially make it more marketable.

     In considering the Reorganization, the Trustees considered the following factors, among others:

     (1) the small asset base of EV Fund, its failure to attract new assets and its poor prospects for asset growth in the longer-term;

     (2) that the effect of the Reorganization will be to allow EV Fund shareholders to continue their investments in a substantially identical Eaton Vance Fund having an identical investment strategy with a minimum administrative burden to shareholders;

     (3) the Reorganization is expected to be tax-neutral to investors;

     (4) the absence of any need to engage in investment portfolio restructuring because of the identical investment objectives and strategies of EV Fund and EVAC Fund and their investment in the same Portfolio;

     (5) the Funds' historical performance records and risk/reward ratios, expense ratios, past growth in assets, and their future prospects;

     (6) alternatives to the proposed transactions, including liquidation of the EV Fund or maintaining the status quo;

     (7) the effect of the Reorganization on the expense ratio of EVAC Fund, namely, that the Reorganization will permit the fixed costs of EVAC Fund to be spread over a larger asset base, effectively bringing the assets of that Fund closer to the point where expenses borne by each shareholder will be reduced, based upon the Fund's current fee structure;

     (8) Eaton Vance has voluntarily capped the expenses of each participating Fund, and would thus effectively bear the costs of the Reorganization;

     (9) the benefit to Eaton Vance if the voluntary expense subsidies provided by Eaton Vance to EV Fund are terminated; and

     (10) the potential benefit to Eaton Vance due to the possible decrease in the expenses of EVAC Fund.

     DESCRIPTION OF THE SECURITIES TO BE ISSUED

     The Trust is registered with the SEC as an open-end management investment company, and the Trustees are authorized to issue an unlimited number of shares of beneficial interest in each separate series (without par value). Full and fractional Class A shares of EVAC Fund will be distributed to EV Fund shareholders in accordance with the procedures under the Plan. Each EVAC Fund share will be fully paid, non-assessable when issued and transferable without restrictions and will have no preemptive or cumulative voting rights and have only such conversion or exchange rights as the Trustees of the Trust may grant in their discretion.

     FEDERAL INCOME TAX CONSIDERATIONS

     The exchange of EV Fund's assets for EVAC Fund shares and EVAC Fund's assumption of liabilities of EV Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"). The Trust expects to receive an opinion from Kirkpatrick & Lockhart LLP, the Trust's counsel, on the Closing Date substantially to the effect that, on the basis of the facts and assumptions stated therein and the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules and pronouncements and court decisions, for federal income tax purposes:

     (1) EVAC Fund's acquisition of all EV Fund's assets in exchange solely for EVAC Fund shares and the assumption by EVAC Fund of liabilities of EV Fund, followed by the distribution of those shares PRO RATA to the shareholders of EV Fund constructively in exchange for EV Fund shares, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be a "party to a reorganization" within the meaning of section 368(b) of the Code;

     (2) No gain or loss will be recognized to EV Fund on the transfer of its assets to EVAC Fund in exchange solely for EVAC Fund shares and the assumption by EVAC Fund of EV Fund's liabilities or on the subsequent distribution of those shares to EV Fund's shareholders in exchange for their EV Fund shares;

     (3) No gain or loss will be recognized to EVAC Fund on its receipt of the assets from EV Fund in exchange solely for EVAC Fund shares and the assumption by EVAC Fund of EV Fund's liabilities;

     (4) EVAC Fund's basis for the transferred assets will be the same as the basis of those assets in EV Fund's hands immediately before the Reorganization, and EVAC Fund's holding period for those assets will include the period during which the assets were held by EV Fund;

     (5) No gain or loss will be recognized to an EV Fund shareholder on the constructive exchange of all the shareholder's EV Fund shares solely for EVAC Fund shares pursuant to the Reorganization; and

     (6) An EV Fund shareholder's basis for EVAC Fund shares to be received by the shareholder in the Reorganization will be the same as the basis for the shareholder's EV Fund shares to be constructively surrendered in exchange for those EVAC Fund shares; and the shareholder's holding period for those EVAC Fund shares will include the shareholder's holding period for those EV Fund shares, provided they are held as capital assets by the shareholder on the Closing Date.

     Notwithstanding paragraphs (2) and (4) above, such counsel's opinion may state that no opinion is expressed as to the effect of the Reorganization on EV Fund, EVAC Fund or any EV Fund shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     Shareholders of EV Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

CAPITALIZATION

     The following table (which is unaudited) sets forth the capitalization of EVAC Fund and EV Fund as of March 31, 2003, and the pro forma combined capitalization of both Funds as if the Reorganization had occurred on that date. Because Class A shares of EVAC Fund have only recently been issued, the capitalization presented is that of Class R shares of EVAC Fund. Class R shares of EVAC Fund have slightly higher expenses than Class A shares of EVAC Fund. Class A shares commenced operations on November 19, 2003 with an initial net asset value per share of $10.00.


                                                  NET ASSET VALUE       SHARES
                                    NET ASSETS     PER SHARE(1)      OUTSTANDING
EVAC FUND
  Class R Shares                     $    779         $7.71               101
EV FUND
  Class A Shares                     $377,701         $7.81            48,371

EVAC FUND - PRO FORMA  CLASS A
  AFTER THE REORGANIZATION

  Class A Shares                     $377,701         $7.71            48,988

(1) Rounded to two decimal places. The number of shares outstanding was calculated based on a net asset value per share rounded to six decimal places.

     INVESTMENT PERFORMANCE

     EVAC Fund does not have a full calendar year of performance information, so no performance information is included.

     MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     The total return of EVAC Fund and the factors that materially affected the Fund's performance during the most recent fiscal year are contained in EVAC Fund's Annual Report dated September 30, 2002, relevant portions of which are attached hereto as Appendix B and such portions are incorporated by reference herein.

     The performance of EV Fund is described under the caption "Management's Discussion" in the Annual Report of EV Fund for the year ended September 30, 2002, which was previously mailed to EV Fund shareholders.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     As described in the "Summary," the investment objectives and policies of each Fund are identical. More complete information regarding the Funds' investment objectives and policies is set forth in the EVAC Prospectus (enclosed herewith) and the EV Prospectus (which is available for free on request by contacting Eaton Vance), both of which are incorporated herein by reference, and in the EVAC SAI and EV SAI, both of which have been filed with the SEC and are incorporated herein by reference. Shareholders should consult such Prospectuses and SAIs, as supplemented, for more information about the Funds' investment objectives and policies.

              COMPARATIVE INFORMATION ON DISTRIBUTION ARRANGEMENTS

     EVD serves as principal underwriter for each Fund pursuant to a Distribution Agreement with the Trust. For its services as principal underwriter to EV Fund and Class A shares of EVAC Fund, EVD generally receives a portion of the sales charge paid by investors at the time they purchase shares. EVAC Fund Class A shares are sold on a continuous basis at net asset value plus a sales charge as set forth in the EVAC Prospectus. The applicable sales charge depends upon a number of factors and is subject to a number of waivers. No sales charge will be imposed with respect to the EVAC Fund shares received by the EV Fund shareholders pursuant to the Reorganization.

     Each Fund has adopted a Service Plan to make payments for personal services and/or the maintenance of shareholder accounts. These plans and other information regarding the distribution arrangements of each Fund are described in greater detail in the EVAC Prospectus (enclosed herewith) and the EV Prospectus, both of which are incorporated by reference herein.

                              SHAREHOLDER SERVICES

     There are no differences in the shareholder services offered by the Funds. For more detailed information about how shares may be purchased, redeemed, or exchanged, see the EVAC Prospectus enclosed herewith and incorporated by reference herein.

                  COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

     GENERAL

     Each Fund is a separate series of Eaton Vance Growth Trust (the "Trust"), a Massachusetts business trust, governed by a Declaration of Trust dated May 25, 1989, as amended and by applicable Massachusetts law.

     SHAREHOLDER LIABILITY

     Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the Trust, including its other series. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and other series of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. Indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable by virtue of his status as such for the obligations of the Trust is provided for in the Declaration of Trust and By-laws. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be remote because it is limited to circumstances in which the respective disclaimers are inoperative and the series would be unable to meet their respective obligations.

     Copies of the  Declaration  of Trust may be  obtained  from the Trust  upon
written  request  at  its  principal   office  or  from  the  Secretary  of  the
Commonwealth of Massachusetts.

                         INTERESTS OF AFFILIATED PERSONS

     FIVE PERCENT HOLDERS

     As of September 30, 2003, the record owner(s) set forth below held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) by record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances. Beneficial owners of 25% or more of a Class of a Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

                                    EVAC FUND

CLASS A AND CLASS R SHARES

     Eaton Vance owned all shares of Class A and Class R shares of EVAC Fund. Eaton Vance is a Massachusetts business trust and a wholly-owned subsidiary of EVC.

CLASS I SHARES

     NFSC FEBO GBA Master Pension & PS Trust*
     GBA Retirement Serv. Inc. TTEE                               Atlanta, GA             39.3%
     Eaton Vance Master Trust for Retirement Plans                Glastonbury, CT         18.6%
     Reliance Trust Company FBO Georgia Bankers Association       Atlanta, GA             13.8%
     GBA Capital Plans GBA Retirement Services I TTEE             Atlanta, GA             13.5%
     SEI Private Trust Company                                    Oaks, PA                 6.3%

  * Represents ownership of four different accounts each owning 5% or more of the outstanding shares of this Class.


                                     EV FUND

      Thomas Blake Jr. or Steven Nowicki or Donald Ward TTEE      Laurel, MS             67.0%
      Laurel Bone & Joint Clinic PA 401K Profit Sharing Plan


     SHARES HELD BY OFFICERS AND TRUSTEES

     As of September 30, 2003, the Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

     INTERESTS OF AFFILIATED PERSONS

     BMR as investment adviser, Atlanta Capital as investment sub-adviser, Eaton Vance as administrator, and EVD as distributor of the Funds may be deemed to benefit from the Reorganization, because the combination of the Funds will eliminate expenses, such as fund accounting, legal, and shareholder reporting, that are involved in maintaining EV Fund as a separate series of the Trust. BMR, Atlanta Capital, Eaton Vance and EVD anticipate that this will produce economies of scale in EVAC Fund and make EVAC Fund more marketable, as well as eliminate the need for further expense reimbursements with respect to EV Fund. The SEC staff has concluded that such benefits are fully compatible with Rule 17a-8 under the 1940 Act, which is the principal rule governing affiliated mutual fund combinations.

                                  MISCELLANEOUS

     EATON VANCE AND ATLANTA CAPITAL

     Eaton Vance, its affiliates and predecessor companies have been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $75 billion on behalf of mutual funds, institutional clients and individuals. Eaton Vance is an indirect subsidiary of Eaton Vance Corp. ("EVC"), a publicly-traded holding company, which, through its subsidiaries and affiliates, engages primarily in investment management, administration and marketing activities.

     Atlanta Capital is an Atlanta, Georgia based equity and fixed income manager with a primary focus on separate account management for institutional clients. Atlanta Capital currently manages approximately $8 billion in assets. Atlanta Capital was founded in 1969 as a registered investment adviser. All of the employees of Atlanta Capital are employees of Eaton Vance Acquisitions, an Eaton Vance subsidiary.

     AVAILABLE INFORMATION

     Information about EVAC Fund is included in the EVAC Prospectus dated November 19, 2003, a copy of which is included herewith and incorporated by reference herein. Additional information about EVAC Fund is included in the EVAC SAI dated November 19, 2003. The EVAC SAI has been filed with the SEC and is incorporated by reference herein. Copies of the EVAC SAI may be obtained without charge by writing to Eaton Vance Distributors, Inc., The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 or by calling (800) 225-6265. Information concerning the operations and management of the EV Fund is incorporated herein by reference from the current EV Prospectus and EV SAI, each dated February 1, 2003, additional copies of which may be obtained without charge by writing to Eaton Vance Distributors, Inc., The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 or by calling (800) 225-6265.

     You will find and may copy information about each Fund (including the prospectuses, SAIs and shareholder reports) at the Securities and Exchange Commission's public reference room in Washington, D.C. (call 1-202-942-8090 for information on the hours of operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, D.C. 20549-0102, or by electronic mail at publicinfo@sec.gov.

     The Trust, on behalf of each Fund, is currently subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith files reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the Public Reference Facilities maintained by the SEC at Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549 as well as the following regional offices: Northeast Regional Office, 233 Broadway, New York, New York 10279; and Midwest Regional Office, Citicorp Center, 500 W. Madison Street, Suite 1400, Chicago, Illinois 60661-2511. Copies of such material also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates.

     LEGAL MATTERS

     Certain legal matters in connection with the issuance of EVAC Fund shares as part of the Reorganization will be passed upon by counsel to the Trust.

     EXPERTS

     The audited financial statements of EVAC Fund and EV Fund, incorporated by reference in the SAI, have been audited by Deloitte & Touche LLP, the Funds' independent auditors, to the extent indicated in their reports thereon, which are included in the Annual Report of EVAC Fund and EV Fund for the fiscal years ended September 30, 2002. The financial statements of EVAC Fund and EV Fund audited by Deloitte & Touche LLP for fiscal year 2002 have been incorporated by reference in the SAI in reliance on their reports given on their authority as experts in auditing and accounting.

                              FINANCIAL HIGHLIGHTS

     For the financial highlights of EVAC Fund, see "Financial Highlights" in the EVAC Prospectus enclosed herewith and incorporated by reference herein. This information is derived from and should be read in conjunction with the financial statements of EVAC Fund and notes thereto, included in the Fund's Annual Report to Shareholders for the period ended September 30, 2002, which are incorporated by reference into the SAI together with the report thereon of the independent auditors, Deloitte & Touche, LLP. The most recent financial highlights of EVAC Fund included its Semiannual Report to Shareholders for the period ended March 31, 2003, are presented below.

                                                 SIX MONTHS ENDED MARCH 31, 2003
                                                          (UNAUDITED)(1)
                                                --------------------------------
                                                   CLASS I         CLASS R
                                                --------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD             $ 7.400          $ 7.390
                                                  -------          -------

Income (loss) from operations
Net investment income (loss)                      $ 0.013          $(0.008)
Net realized and unrealized gain (loss)             0.327            0.328
                                                  -------          -------
TOTAL INCOME (LOSS) FROM OPERATIONS               $ 0.340          $ 0.320
                                                  -------          -------

Less distributions
From net investment income                        $(0.010)         $    --
                                                  -------          -------
TOTAL DISTRIBUTIONS                               $(0.010)         $    --

NET ASSET VALUE - END OF PERIOD                   $ 7.730          $ 7.710
                                                  -------          -------

TOTAL RETURN(2)                                      4.59%            4.33%

Ratios/Supplemental Data+
Net assets, end of year (000's omitted)           $19,146            $     1
Ratios (as a percentage of average daily
  net assets):
  Net expenses(3)                                   1.00%(4)           1.50%(4)
  Net investment income (loss)                      0.32%(4)          (0.19)%(4)
Portfolio Turnover of the Portfolio                   15%                15%

+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (as a percentage of average net assets):
  Expenses(3)                                       1.13%(4)           1.63%(4)
  Net investment income (loss)                      0.19%(4)          (0.32)%(4)
Net investment income (loss) per share            $0.008            $(0.013)

 (1) Net investment income (loss) per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of the Portfolio's allocated expenses.
 (4) Annualized.

                                   APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of this 20th day of October, 2003, by and between Eaton Vance Growth Trust, a
Massachusetts business trust ("Growth Trust"), on behalf of its series Eaton Vance Large-Cap Growth Fund ("EV Fund"), and Growth Trust, on behalf of its series Atlanta Capital Large-Cap Growth Fund ("AC Fund")*.

                                   WITNESSETH:

     WHEREAS, Growth Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company authorized to issue an unlimited number of shares of beneficial interest without par value in one or more series (such as EV and AC Funds).

     WHEREAS, the Trustees of Growth Trust are authorized to establish one or more classes of shares of a series and, in the case of EV Fund, have established a single class of shares ("EV Fund Shares") and, in the case of AC Fund, have established multiple classes of shares, including Class A shares (such Class A shares referred to herein as "AC Fund Shares").

     WHEREAS, EV Fund and AC Fund currently invest all of their assets in Large-Cap Growth Portfolio ("Large-Cap Growth Portfolio" or the "Portfolio"), a New York trust registered under the 1940 Act as an open-end management investment company;

     WHEREAS, Boston Management and Research, a wholly owned subsidiary of Eaton Vance Management, serves as investment adviser to Large-Cap Growth Portfolio;

     WHEREAS, Growth Trust desires to provide for the reorganization of EV Fund through the acquisition by AC Fund of substantially all of the assets of EV Fund in exchange for AC Fund Shares in the manner set forth herein and AC Fund's assumption of all of the liabilities of EV Fund; and

     WHEREAS, it is intended that the reorganization described in this Agreement shall be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the "Code");

     NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1.   DEFINITIONS
     -----------

     1.1  The term "1933 ACT" shall mean the Securities Act of 1933, as amended.

     1.2 The term "1934 ACT" shall mean the Securities Exchange Act of 1934, as amended.

     1.3  The  term   "AGREEMENT"   shall  mean  this   Agreement  and  Plan  of
          Reorganization.

---------------------
* AC Fund changed its name to "Eaton Vance-Atlanta Capital Large-Cap Growth Fund" after the date of this Agreement.

     1.4 The term "ASSUMED LIABILITIES" shall mean all liabilities, expenses, costs, charges, receivables and payables of EV Fund as of the Close of Trading on the New York Stock Exchange on the Valuation Date.

     1.5 The term "BUSINESS DAY" shall mean any day that is not a Saturday or Sunday and that the New York Stock Exchange is open.

     1.6 The term "CLOSE OF TRADING ON THE NYSE" shall mean the close of regular trading, which is usually 4:00 p.m. Eastern time.

     1.7  The  term  "CLOSING"   shall  mean  the  closing  of  the  transaction
          contemplated by this Agreement.

     1.8 The term "CLOSING DATE" shall mean the first Monday following receipt of all necessary regulatory approvals or such other date as may be agreed by the parties on which the Closing is to take place.

     1.9  The  term   "COMMISSION"   shall  mean  the  Securities  and  Exchange
          Commission.

     1.10 The term "CUSTODIAN" shall mean Investors Bank & Trust Company.

     1.11 The term "DELIVERY  DATE" shall mean the date  contemplated by Section
          3.3 of this Agreement.

     1.12 The term "INFORMATION STATEMENT" shall mean the combined prospectus and information statement furnished to the EV Fund shareholders in connection with this transaction.

     1.13 The term "GROWTH TRUST N-1A" shall mean the registration statement, as amended, on Form N-1A of Growth Trust with respect to the Funds in effect on the date hereof or on the Closing Date, as the context may require.

     1.14 The term "GROWTH TRUST N-14" shall mean Growth Trust's registration statement on Form N-14, as may be amended, that describes the transactions contemplated by this Agreement and registers the AC Fund Shares to be issued in connection with the transactions.

     1.15 The term "NYSE" shall mean the New York Stock Exchange.

     1.16 The term "VALUATION DATE" shall mean the Business Day preceding the Closing Date.

2.   TRANSFER AND EXCHANGE OF ASSETS
     -------------------------------

     2.1 TRANSFER OF ASSETS OF EV FUND. At the Closing, Growth Trust shall transfer all of the assets of EV Fund and assign all Assumed Liabilities to AC Fund, and AC Fund shall acquire such assets and shall assume such Assumed Liabilities upon delivery by AC Fund to EV Fund on the Closing Date of AC Fund Shares (including, if applicable, fractional shares) having an aggregate net asset value equal to the value of the assets so transferred, assigned and delivered, less the Assumed Liabilities, all determined and adjusted as provided in
          Section 2.2. Upon delivery of the assets, AC Fund will receive good and marketable title thereto free and clear of all liens.

     2.2 COMPUTATION OF NET ASSET VALUE. The net asset value per share of the AC Fund Shares and the net value of the assets of EV Fund subject to this Agreement shall, in each case, be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date. The net asset value of the AC Fund Shares shall be computed in the manner set forth in the Growth Trust Form N-1A.

          In determining the value of the assets transferred by EV Fund to AC Fund, such assets shall be priced in accordance with the policies and procedures described in the Growth Trust N-1A. All such computations shall be subject to review, in the discretion of Growth Trust's Treasurer, by Deloitte & Touche LLP, Growth Trust's auditors.

3.   CLOSING DATE, VALUATION DATE AND DELIVERY
     -----------------------------------------

     3.1 CLOSING DATE. The Closing shall be at the offices of Eaton Vance Management, The Eaton Vance Building, 255 State Street, Boston, MA 02109 immediately prior to the opening of Eaton Vance's business on the Closing Date. All acts taking place at Closing shall be deemed to take place simultaneously as of 9:00 a.m. Eastern time on the Closing Date unless otherwise agreed in writing by the parties.

     3.2 VALUATION DATE. Pursuant to Section 2.2, the net value of the assets of EV Fund and the net asset value per share of AC Fund Shares shall be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date. The stock transfer books of Growth Trust with respect to EV Fund will be permanently closed, and sales of EV Fund Shares shall be suspended, as of the close of business of Growth Trust on the Valuation Date. Redemption requests thereafter received by Growth Trust with respect to EV Fund shall be deemed to be redemption requests for AC Fund Shares to be distributed to shareholders of EV Fund under this
          Agreement provided that the transactions contemplated by this Agreement are consummated.

          In the event that trading on the NYSE or on another exchange or market on which securities held by Large-Cap Growth Portfolio shall be disrupted on the Valuation Date so that, in the judgment of Growth Trust, accurate appraisal of the net assets of EV Fund to be transferred hereunder or the assets of AC Fund is impracticable, the Valuation Date shall be postponed until the first Business Day after the day on which trading on such exchange or in such market shall, in the judgment of Growth Trust, have been resumed without disruption. In such event, the Closing Date shall be postponed until one Business Day after the Valuation Date.

     3.3 DELIVERY OF ASSETS. After the close of business on the Valuation Date, Growth Trust shall issue instructions providing for the delivery of all assets of EV Fund to the Custodian to be held for the account of AC Fund, effective as of the Closing.

4.   EV FUND DISTRIBUTIONS AND TERMINATION
     -------------------------------------

     As soon as reasonably practicable after the Closing Date, Growth Trust shall pay or make provisions for the payment of the remaining debts and taxes, if any, of EV Fund and distribute all remaining assets, if any, to shareholders of EV Fund, and EV Fund shall thereafter be terminated under Massachusetts law.

     At, or as soon as may be practicable following the Closing Date, Growth Trust on behalf of EV Fund shall distribute the AC Fund Shares it received from the AC Fund to the shareholders of the EV Fund and shall instruct AC Fund as to the amount of the pro rata interest of each of EV Fund's shareholders as of the close of business on the Valuation Date (such shareholders to be certified as such by the transfer agent for Growth Trust), to be registered on the books of AC Fund, in full and fractional AC Fund Shares, in the name of each such shareholder, and AC Fund agrees promptly to transfer the AC Fund Shares then credited to the account of EV Fund on the books of AC Fund to open accounts on the share records of AC Fund in the names of EV Fund shareholders in accordance with said instruction. All issued and outstanding EV Fund Shares shall thereupon be canceled on the books of Growth Trust. AC Fund shall have no obligation to inquire as to the correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct. As soon as reasonably practicable, but in all events within six months after the Closing Date, the status of EV Fund as a designated series of shares of Growth Trust shall be terminated, provided, however, that such termination shall not be required if this reorganization is not consummated.

5.   LIABILITIES AND EXPENSES
     ------------------------

     AC Fund shall acquire all liabilities of EV Fund, whether known or unknown, or contingent or determined existing as of the Closing Date. Growth Trust will discharge all known liabilities of EV Fund, so far as may be possible, prior to the Closing Date. EV Fund and AC Fund shall bear their respective expenses, in connection with carrying out this Agreement.

6.   LARGE-CAP GROWTH PORTFOLIO'S REPRESENTATIONS AND WARRANTIES
     -----------------------------------------------------------

     The Large-Cap Growth Portfolio hereby represents, warrants and agrees as follows:

     6.1 LEGAL EXISTENCE. The Portfolio is a trust duly organized and validly existing under the laws of the State of New York.

     6.2 REGISTRATION UNDER 1940 ACT. The Portfolio is duly registered with the Commission as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

     6.3 FINANCIAL STATEMENTS. The statement of assets and liabilities, schedule of portfolio investments and related statements of operations and changes in net assets dated September 30, 2002 (audited) and March 31, 2003 (unaudited) fairly present the financial condition of the Portfolio as of said dates in conformity with generally accepted accounting principles.

     6.4 NO MATERIAL EVENTS. There are no legal, administrative or other proceedings pending, or to its knowledge, threatened against the Portfolio that would materially affect its financial condition.

     6.5 REQUISITE APPROVALS. The execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been authorized by the Portfolio's Board of Trustees by vote taken at a meeting of such Board duly called and held on October 20, 2003.

     6.6 NO MATERIAL VIOLATIONS. The Portfolio is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of its Declaration of Trust or By-Laws, as each may be amended, or of any agreement, indenture, instrument, contract, lease or other undertaking to which it is a party or by which it is bound.

     6.7 TAXES AND RELATED FILINGS. Except where failure to do so would not have a material adverse effect on the Portfolio, the Portfolio has filed and will file or obtain valid extensions of filing dates for all required federal, state and local tax returns and reports for all taxable years through and including the taxable year ended September 30, 2003 and no such filings or reports are currently being audited or contested by the Internal Revenue Service or state or local taxing authority and all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable have been paid or will be paid, so far as due. The Portfolio is classified as a partnership for federal tax purposes, has qualified as such for each taxable year of its operations, and will qualify as such as of the Closing Date.

     6.8 GOOD AND MARKETABLE TITLE. On the Closing Date, the Portfolio will have good and marketable title to its assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever.

     6.9 BOOKS AND RECORDS. The Portfolio has maintained all records required under Section 31 of the 1940 Act and rules thereunder.

7.   GROWTH TRUST'S REPRESENTATIONS AND WARRANTIES
     ---------------------------------------------

     Growth Trust, on behalf of each of EV Fund and AC Fund, hereby represents, warrants and agrees as follows:

     7.1 LEGAL EXISTENCE. Growth Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts. Each of EV Fund and AC Fund is a validly existing series of Growth Trust. Growth Trust is authorized to issue an unlimited number of shares of beneficial interest of AC Fund.

     7.2 REGISTRATION UNDER 1940 ACT. Growth Trust is duly registered as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

     7.3 FINANCIAL STATEMENTS. The statement of assets and liabilities and the schedule of portfolio investments and the related statements of operations and changes in net assets of EV Fund and AC Fund dated September 30, 2002 (audited) and March 31, 2003 (unaudited), fairly present the financial condition of EV Fund and AC Fund as of said dates in conformity with generally accepted accounting principles and there have been no material adverse changes since the dates thereof.

     7.4 NO CONTINGENT LIABILITIES. There are no known contingent liabilities of EV Fund or AC Fund not disclosed and there are no legal, administrative or other proceedings pending, or to the knowledge of Growth Trust, threatened, against either of EV Fund or AC Fund that would materially affect its financial condition.

     7.5 REQUISITE APPROVALS. The execution and delivery of this Agreement and the consummation of the transactions contemplated herein, have been authorized by the Board of Trustees of Growth Trust by vote taken at a meeting of such Board duly called and held on October 20, 2003. No approval of the shareholders of either Fund is required in connection with this Agreement or the transactions contemplated hereby. The Agreement has been executed and delivered by a duly authorized officer of Growth Trust and is a valid and legally binding obligation of each of AC Fund and EV Fund enforceable in accordance with its terms.

     7.6 NO MATERIAL VIOLATIONS. Growth Trust is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of its Declaration of Trust or By-Laws, as each may be amended, or of any agreement, indenture, instrument, contract, lease or other undertaking to which Growth Trust is a party or by which it is bound.

     7.7 TAXES AND RELATED FILINGS. Except where failure to do so would not have a material adverse effect on EV Fund or AC Fund (i) each of EV Fund and AC Fund has filed or will file (or has obtained valid extensions of filing dates for) all required federal, state and local tax returns and reports for all taxable years through the taxable year ended September 30, 2003 and no such filings are currently being audited or contested by the Internal Revenue Service or state or local taxing authority; and (ii) all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable pursuant to such returns have been paid or will be paid, so far as due. Each of EV Fund and AC Fund has elected to be treated as a "regulated investment company" under Section 851 and 852 of the Code, has qualified as such for each taxable year of its operations and will qualify as such as of the Closing Date.

     7.8 GROWTH TRUST N-1A NOT MISLEADING. The Growth Trust N-1A conforms on the date of the Agreement, and will conform on the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

8.   CONDITIONS PRECEDENT TO CLOSING
     -------------------------------

     The obligations of the parties hereto shall be conditioned on the following:

     8.1 REPRESENTATIONS AND WARRANTIES. The representations and warranties of the parties made herein will be true and correct as of the date of this Agreement and on the Closing Date.

     8.2 PENDING OR THREATENED PROCEEDINGS. On the Closing Date, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3 REGISTRATION STATEMENT. The Growth Trust N-14 shall have become effective under the 1933 Act; no stop orders suspending the effectiveness of such Growth Trust N-14 shall have been issued; and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The Information Statement shall have been delivered to each shareholder of record of EV's Fund in accordance with the provisions of applicable law.

     8.4 DECLARATION OF DIVIDEND. Growth Trust shall have declared a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to EV Fund shareholders all of EV Fund's investment company taxable income (as defined in Section 852 of the Code) (computed without regard to any deduction for dividends paid) for the final taxable period of EV Fund, all of its net capital gain realized in the final taxable period of EV Fund (after reduction for any capital loss carryforward) and all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the final taxable period of EV Fund.

     8.5  STATE SECURITIES LAWS. The parties shall have received all permits and
          other   authorizations   necessary  under  state  securities  laws  to
          consummate the transactions contemplated herein.

     8.6 PERFORMANCE OF COVENANTS. Each party shall have performed and complied in all material respects with each of the agreements and covenants required by this Agreement to be performed or complied with by each such party prior to or at the Valuation Date and the Closing Date.

     8.7 DUE DILIGENCE. Growth Trust shall have had reasonable opportunity to have its officers and agents review the records of Large-Cap Growth Portfolio.

     8.8 NO MATERIAL ADVERSE CHANGE. From the date of this Agreement, through the Closing Date, there shall not have been:

          (1) any change in the business, results of operations, assets or financial condition or the manner of conducting the business of EV Fund or AC Fund (other than changes in the ordinary course of its business, including, without limitation, dividends and distributions in the ordinary course and changes in the net asset value per share) which has had a material adverse effect on such business, results of operations, assets or financial condition, except in all instances as set forth in the financial statements;

          (2) any loss (whether or not covered by insurance) suffered by EV Fund or AC Fund materially and adversely affecting EV Fund or AC Fund, other than depreciation of securities;

          (3) issued by Growth Trust to any person any option to purchase or other right to acquire shares of any class of EV Fund or AC Fund Shares (other than in the ordinary course of Growth Trust's business as an open-end management investment company);

          (4) any indebtedness incurred by Large-Cap Growth Portfolio for borrowed money or any commitment to borrow money entered into by Large-Cap Growth Portfolio except as permitted in Growth Trust N-1A and disclosed in financial statements required to be provided under this Agreement;

          (5) any amendment to the Declaration of Trust or By-Laws of Growth Trust that will adversely affect the ability of Growth Trust to comply with the terms of this Agreement; or

          (6) any grant or imposition of any lien, claim, charge or encumbrance upon any asset of Large-Cap Growth Portfolio except as provided in the Growth Trust N-1A so long as it will not prevent Growth Trust from complying with Section 7.8.

     8.11 LAWFUL SALE OF SHARES. On the Closing Date, AC Fund Shares to be issued pursuant to Section 2.1 of this Agreement will be duly authorized, duly and validly issued and outstanding, and fully paid and non-assessable by Growth Trust, and conform in all substantial respects to the description thereof contained in the Growth Trust N-14 and Information Statement furnished to the EV Fund shareholders, and the AC Fund Shares to be issued pursuant to paragraph 2.1 of this Agreement will be duly registered under the 1933 Act by the Growth Trust N-14 and will be offered and sold in compliance with all applicable state securities laws.

     8.12 DOCUMENTATION AND OTHER ACTIONS. Growth Trust shall have executed such documents and shall have taken such other actions, if any, as reasonable requested to fully effectuate the transactions contemplated hereby.

9.   ADDRESSES
     ---------

     All notices required or permitted to be given under this Agreement shall be given in writing to Eaton Vance Growth Trust, The Eaton Vance Building, 255 State Street, Boston, MA 02109 (Attention: Secretary), or at such other place as shall be specified in written notice given by either party to the other party to this Agreement and shall be validly given if mailed by first-class mail, postage prepaid.

10.  TERMINATION
     -----------

     This Agreement may be terminated by either party upon the giving of written notice to the other, if any of the representations, warranties or conditions specified in Section 6, 7 or 8 hereof have not been performed or do not exist on or before January 30, 2004. In the event of termination of this Agreement pursuant to this provision, neither party (nor its officers, Trustees or shareholders) shall have any liability to the other.

11.  MISCELLANEOUS
     -------------

     This Agreement shall be governed by, construed and enforced in accordance with the laws of the Commonwealth of Massachusetts. Growth Trust represents that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein. Growth Trust represents that this Agreement constitutes the entire agreement between the parties as to the subject matter hereof. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. This Agreement shall be executed in any number of counterparts, each of which shall be deemed an original. Whenever used herein, the use of any gender shall include all genders. In the event that any provision of this Agreement is unenforceable at law or in equity, the remainder of the Agreement shall remain in full force and effect.

12.  PUBLICITY
     ---------

     Any announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as Growth Trust shall determine.

13.  AMENDMENTS
     ----------

     At any time (i) the parties hereto may, by written agreement and without shareholder approval, amend any of the provisions of this Agreement, and
     (ii) either party may waive without such approval any default by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing). The failure of a party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

14.  MASSACHUSETTS BUSINESS TRUST
     ----------------------------

     References in this Agreement to Growth Trust mean and refer to the Trustees, from time to time serving under its Declarations of Trust on file with the Secretary of the Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which they conduct their businesses. It is expressly agreed that the obligations of Growth Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but bind only the trust property of the Trust as provided in said Declaration of Trust. The execution and delivery of this Agreement has been authorized by the respective trustees and signed by an authorized officer of Growth Trust, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officer shall be deemed to have been made by any of them, but shall bind only the trust property of the Trust as provided in such Declaration of Trust. No series of Growth Trust shall be liable for the obligations of any other series.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed and its seal affixed hereto by their officers thereunto duly authorized, as of the day and year first above written.

ATTEST:                             EATON VANCE GROWTH TRUST
                                    (on behalf of Eaton Vance Large-Cap
                                     Growth Fund)


/s/ ALAN R. DYNNER                  By:  /s/ THOMAS E. FAUST JR.
--------------------                     ---------------------------------
Secretary                                President


                                    EATON VANCE GROWTH TRUST
                                    (on behalf of Atlanta Capital Large-Cap
                                     Growth Fund)


/s/ ALAN R. DYNNER                  By:  /s/ THOMAS E. FAUST JR.
--------------------                     ---------------------------------
Secretary                                President


                                    LARGE-CAP GROWTH PORTFOLIO


/s/ ALAN R. DYNNER                  By:  /s/ JAMES B. HAWKES
--------------------                     ---------------------------------
Secretary                                President
                                         (For purposes of Section 6 only)

                                   APPENDIX B
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

           (FROM ATLANTA CAPITAL LARGE-CAP GROWTH FUND ANNUAL REPORT
                   TO SHAREHOLDERS DATED SEPTEMBER 30, 2002)

                         EVAC FUND PORTFOLIO COMMENTARY
                         ------------------------------

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002
================================================================================
M A N A G E M E N T  D I S C U S S I O N
================================================================================
AN INTERVIEW WITH ATLANTA CAPITAL MANAGEMENT'S          [PHOTO OF HACKNEY, IRVIN
WILLIAM R. HACKNEY, III, MANAGING PARTNER;               AND BOONE]
MARILYN R. IRVIN, SENIOR VICE PRESIDENT; AND
DANIEL W. BOONE, MANAGING PARTNER,
WHO COMPRISE THE INVESTMENT TEAM MANAGING LARGE-CAP GROWTH PORTFOLIO

Q: Because this is the first report, let's start by talking about how you go about selecting stocks for the Portfolio.

A: Mr. Hackney: We start by focusing our attention on the largest 1,000 U.S. companies as measured by stock market capitalization. In selecting stocks, we emphasize common stocks of quality growth companies with a demonstrated record of consistent earnings growth. We analyze a company's financial statements and use "financial quality ratings" provided by nationally recognized rating services to assess a company's quality. We seek stocks of companies that we believe are attractively valued in relation to their long-term growth rates and that have sustainable earnings growth. We employ rigorous fundamental analysis of a company's financial trends, products and services, industry conditions, and other factors in evaluating the sustainable earnings growth of a company.


FIVE LARGEST INDUSTRY POSITIONS+
--------------------------------------------
By total net assets

--------------------------------------------
Health Care - Drugs Major              10.5%
--------------------------------------------
Systems Software                        5.7%
--------------------------------------------
Diversified Financial Services          5.5%
--------------------------------------------
Health Care - Equipment                 5.5%
--------------------------------------------
Household Products                      5.4%
--------------------------------------------
+ Industry positions subject to change due to active management.


Q: What other factors do you consider in evalulating a company's growth potential?

A: Ms. Irvin: We may consider a catalyst for increased demand for a company's products or services. For example, most everyone knows about the baby boom in the U.S. that followed World War II. As the post-war baby boomers reach middle age, they are driving up the demand for health care services as well as investment- related services. So you will notice that the Portfolio has major positions in pharmaceutical companies like Merck, Pfizer, and Eli Lilly. We also hold major positions in investment-related companies like Mellon Financial, Franklin Resources, and SEI Investments Co. We believe these companies should benefit from the needs of the aging American consumer.

Q: What investment strategies have you employed in the management of the Portfolio?

A: Mr. Boone: Over the course of 2002, we have increased our emphasis on growth/cyclical sectors of the economy, which we expect to benefit from a rebound in economic activity. This would include technology stocks as well as selected stocks in the telecom services, industrial, and basic materials sectors. A sharp downturn in manufacturing and capital spending led us into the recession of 2001 and we believe these sectors will eventually lead the economy to recovery. Consumer spending - particularly for housing and autos
     - did not weaken much in last year's recession and is therefore unlikely to provide much thrust to the economic recovery. In general, we are cautious on the consumer sector of the market because consumer stocks have performed relatively well over the past two years and their earnings growth prospects during the initial phase of an economic recovery may not be as strong as other sectors of the economy.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002
================================================================================
M A N A G E M E N T  D I S C U S S I O N
================================================================================

Q: You mentioned your recent emphasis on technology stocks. Isn't that a very risky area of the stock market?

A: Mr. Hackney: Technology stocks have been a very risky area of the stock market for the past three years, but we believe much of the risk has been taken out of this sector. As of September 30th, the technology-heavy NASDAQ Composite index had declined 75% from its peak in March of 2000.* While sales and production trends in the tech sector are still sluggish, the rate of decline in these measures has slowed and in some segments of technology, sales and production are stabilizing or increasing. In many cases, technology hardware and software tend to have short life spans due to technological obsolescence. In a nutshell, businesses will eventually be compelled to upgrade their technology infrastructure in order to remain competitive in world markets.

     That said, it's important for investors to be very selective in their technology investments. For example, the Portfolio's two largest technology holdings are Microsoft and Dell Computer. Each of these companies has little or no debt. Each produces lots of cash, over and above their needs for capital investment and research and development. And each dominates its respective businesses and has been able to record revenue and earnings growth in an otherwise depressed environment for tech spending.

Q: How would you characterize the Fund's performance during its first five months ending September 30, 2002?

A: Mr. Boone: We are, of course, disappointed with the near-term results. The US stock market has been experiencing a broad-based decline since the spring of 2000 and the rate of decline accelerated during the May-September 2002 time period. Relative to the S&P 500 Index, the Portfolio is underweighted in the consumer sectors and overweighted in technology and basic materials.* These sector weights penalized the Portfolio's performance versus the Index during the past few months as we were positioning the Portfolio for an economic recovery and a better stock market environment. On the positive side, the Portfolio is overweighted in the health care sector, relative to the S&P 500, due to strong long-term growth dynamics. This had a favorable impact on performance, as health care stocks were the best-performing sector of the S&P 500 during the September quarter.*

     Ms. Irvin: As you might expect, we have focused more attention on balance sheet strength, corporate governance, and the integrity of corporate financial statements. During the three months ending September 30th, we eliminated two stocks from the Portfolio because of concern about these and other issues. The proceeds from the sales were invested in other technology issues, such as Cisco Systems and Concord EFS. Bank of America, the nation's third largest bank holding company and only "coast-to-coast" commercial bank, replaced Household International in the financial services sector of the Portfolio. Besides Bank of America, one other stock was added to the Portfolio during the quarter: Amgen, one of the nation's largest biotechnology companies. The new position in Amgen further increases the Portfolio's weighting in the health care sector.

Q: In view of past performance or future prospects for the market, do you anticipate any significant changes in the way you invest the Portfolip?

A: Mr. Hackney: We are long-term investors, not short-term traders, so we generally don't make significant portfolio changes in reaction to near-term volatility in the economy or the stock market. However, we do take advantage of extreme price volatility to add to or trim back positions in various stocks. We believe our current investment strategy and stock selection process will produce competitive results over the long-term.

* It is not possible to invest directly in an Index.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002
================================================================================
P E R F O R M A N C E
================================================================================

[EDGAR PRESENTATION OF CHART]

    Comparison of change in value of a $10,000 Investment in Atlanta Capital
              Large-Cap Growth Fund Class I vs the S&P 500 Index*

                      April 30, 2002 - September 30, 2002

                      ---  S&P 500 Index
                      ___  Atlanta Capital Large-Cap Growth Fund, Class I


               Fund          Fund         S&P
             Value at     Value With      500
Date           NAV       Sales Charge    Index
------       --------    -------------  --------
4/30/02       10,000          N/A        10,000
5/31/02        9,950                      9,927
6/30/02        9,180                      9,220
7/31/02        8,470                      8,501
8/31/02        8,360                      8,557
9/30/02        7,400                      7,628


    Comparison of change in value of a $10,000 Investment in Atlanta Capital
              Large-Cap Growth Fund Class R vs the S&P 500 Index*

                      April 30, 2002 - September 30, 2002

                      ---  S&P 500 Index
                      ___  Atlanta Capital Large-Cap Growth Fund, Class R


             Fund          Fund          S&P
           Value at     Value With       500
Date          NAV      Sales Charge     Index
-----       --------    -------------  --------
4/30/02     10,000         N/A          10,000
5/31/02      9,950                       9,927
6/30/02      9,170                       9,220
7/31/02      8,460                       8,501
8/31/02      8,350                       8,557
9/30/02      7,390                       7,628


Performance**                                            Class I      Class R
--------------------------------------------------------------------------------
Cumulative Total Returns (at net asset value)
--------------------------------------------------------------------------------
Life of Fund+                                            -26.00%     -26.10%

+Inception Dates - Class I: 4/30/02; Class R: 4/30/02


*    Source: TowersData, Bethesda, MD. Investment operations commenced 4/30/02.

     The chart compares the Fund's total return with that of the S&P 500 Index, an unmanaged index of stocks commonly used as measure of stock market performance. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund's Class I and Class R shares and in the S&P 500 Index. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                            EATON VANCE GROWTH TRUST
                EATON VANCE-ATLANTA CAPITAL LARGE-CAP GROWTH FUND

                            THE EATON VANCE BUILDING
                                255 STATE STREET
                           BOSTON, MASSACHUSETTS 02109


                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 20, 2003

     This Statement of Additional Information ("SAI") relates specifically to the reorganization of Eaton Vance Large-Cap Growth Fund ("EV Fund") into Eaton Vance-Atlanta Capital Large-Cap Growth Fund ("EVAC Fund"), whereby EV Fund will transfer substantially all of its assets to EVAC Fund, and shareholders in EV Fund will receive shares of EVAC Fund, in exchange for their shares of EV Fund. This SAI consists of the information set forth herein and the following described documents, each of which is incorporated by reference herein (meaning it legally forms a part of the SAI):

     (1) The audited financial statements of (a) EV Fund included in the Annual Report to Shareholders of the Fund for the fiscal year ended September 30, 2002, previously filed on EDGAR, Accession Number 0001047469-02-006261 and (b) EVAC Fund included in the Annual Report to Shareholders of the Fund for the fiscal year ended September 30, 2002, previously filed on EDGAR, Accession Number 0001047469-02-006264.

     (2) The unaudited financial statements of (a) EV Fund included in the Semiannual Report to Shareholders of the Fund for the six months ended March 31, 2003, previously filed on EDGAR, Accession Number 0001047469-03-020161 and (b) EVAC Fund included in the Semiannual Report to Shareholders of the Fund for the six months ended March 31, 2003, previously filed on EDGAR, Accession Number 0001047469-03-020482.

     (3)  The Statement of Additional  Information of EVAC Fund,  dated November
          19,   2003,    previously    filed   on   EDGAR,    Accession   Number
          0000940394-03-001072.

     (4)  The Statement of Additional  Information of EV Fund, dated February 1,
          2003,     previously     filed    on    EDGAR,     Accession    Number
          0000940394-03-000025.

This SAI is not a prospectus and should be read only in conjunction with the Prospectus and Information Statement dated November 20, 2003 relating to the above-referenced matter. A copy of the Prospectus and Information Statement may be obtained by calling Eaton Vance Distributors, Inc. at (800) 225-6265.

AVERAGE ANNUAL TOTAL RETURN INFORMATION

     Because Class A of EVAC Fund only recently commenced operations, there is no performance for that class. The tables below show the average annual total return (both before and after taxes) for Class R of EVAC Fund and EV Fund for the period ended March 31, 2003. Class R share returns including maximum sales charge reflect the sales charge applicable to Class A. EVAC Class R shares have slightly higher expenses than Class A shares. The performance of both Funds reflects expense subsidies. Absent such subsidies, the returns would be lower. Each Fund commenced operations on April 30, 2002.

                                    EVAC FUND

                                                                                           LIFE OF
CLASS R                                                                                      FUND
-------------------------------------------------------------------------------------------------------
Before Taxes and Excluding Maximum Sales Charge                                            -22.90%
Before Taxes and Including Maximum Sales Charge                                            -22.90%
After Taxes on Distributions and Excluding Maximum Sales Charge                            -22.90%
After Taxes on Distributions and Including Maximum Sales Charge                            -22.90%
After Taxes on Distributions and Redemptions and Excluding Maximum Sales Charge            -14.89%
After Taxes on Distributions and Redemptions and Including Maximum Sales Charge            -14.89%

                                     EV FUND

                                                                                            LIFE OF
                                                                                              FUND
-------------------------------------------------------------------------------------------------------
Before Taxes and Excluding Maximum Sales Charge                                               -21.90%
Before Taxes and Including Maximum Sales Charge                                               -26.39%
After Taxes on Distributions and Excluding Maximum Sales Charge                               -21.90%
After Taxes on Distributions and Including Maximum Sales Charge                               -26.39%
After Taxes on Distributions and Redemptions and Excluding Maximum Sales Charge               -14.24%
After Taxes on Distributions and Redemptions and Including Maximum Sales Charge               -17.15%

PRO FORMA FINANCIAL STATEMENTS

     The following pro forma combining financial statements are intended to show the financial condition and related results of operations resulting from the proposed merger of EV Fund with EVAC Fund as if the merger occurred on the dates presented. Please see the accompanying notes for additional information about the pro forma financial statements.

PRO FORMA COMBINED
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MARCH 31, 2003

                                                                                                                       Pro Forma
                                                                                           Pro Forma                   Combined
                                                   EVAC Fund             EV Fund          Adjustments                    Fund
                                                   ---------             -------          -----------                    ----
ASSETS

Investment in Portfolio, at cost                  $19,996,107            $385,909                                     $20,382,016
                                                  ------------           ---------         ---------                  ------------
Investment in Portfolio, at value                 $19,157,209            $349,271                                     $19,506,480
Receivable for Fund shares sold                         9,773                  41                                           9,814
Receivable from the Administrator                       3,036              36,466          $(12,212)                       27,290
                                                  ------------           ---------         ---------                  ------------
  Total assets                                    $19,170,018            $385,778          $(12,212)                  $19,543,584
                                                  ------------           ---------         ---------                  ------------

LIABILITIES

Payable for Fund shares redeemed                      $10,539                 $48                                         $10,587
Other accrued expenses                                 12,868               8,029          $(12,212)                        8,685
                                                  ------------           ---------         ---------                  ------------
  Total liabilities                                   $23,407              $8,077          $(12,212)                      $19,272
                                                  ------------           ---------         ---------                  ------------

NET ASSETS                                        $19,146,611            $377,701                $0                   $19,524,312
                                                  ------------           ---------         ---------                  ------------

SOURCES OF NET ASSETS

Paid in Capital                                   $22,489,905            $431,458                                     $22,921,363
Accumulated net realized loss from
  Portfolio (computed on identified cost)          (2,522,407)            (16,646)                                     (2,539,053)
Accumulated net investment loss                        18,011                (473)                                         17,538
Net unrealized appreciation from
  Portfolio (computed on identified cost)            (838,898)            (36,638)                                       (875,536)
                                                  ------------           ---------         ---------                  ------------
Total                                             $19,146,611            $377,701                                     $19,524,312
                                                  ------------           ---------         ---------                  ------------

CLASS A SHARES

                                                  ------------           ---------         ---------                  ------------
Net Assets                                                 $0            $377,701                                        $377,701
Shares Outstanding                                          0              48,371               617                        48,988
Net Asset Value and Redemption Price
  Per Share (net assets divided by shares
  of beneficial interest outstanding)                   $0.00               $7.81                                           $7.71
Maximum Offering Price Per Share (100
  divided by 94.25 of Net Asset Value)                  $0.00               $8.29                                           $8.18
                                                  ------------           ---------         ---------                  ------------

CLASS I SHARES

                                                  ------------           ---------         ---------                  ------------
Net Assets                                        $19,145,832                  $0                                     $19,145,832
Shares Outstanding                                  2,475,411                   0                 -                     2,475,411
Net Asset Value and Redemption Price
  Per Share (net assets divided by shares
  of beneficial interest outstanding)                   $7.73               $0.00                                           $7.73
                                                  ------------           ---------         ---------                  ------------

CLASS R SHARES

                                                  ------------           ---------         ---------                  ------------
Net Assets                                               $779                  $0                                            $779
Shares Outstanding                                        101                   0                 -                           101
Net Asset Value and Redemption Price
  Per Share (net assets divided by shares
  of beneficial interest outstanding)                   $7.71               $0.00                                           $7.71
                                                  ------------           ---------         ---------                  ------------

PRO FORMA COMBINED
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MARCH 31, 2003

                                                                                             Pro                        Pro Forma
                                                       EVAC               EV                Forma                       Combined
                                                       Fund              Fund             Adjustments                      Fund
                                                       ----              ----             -----------                      ----
  INVESTMENT INCOME

  Investment Income:
    Dividends allocated from Portfolio               $121,805           $3,005                                            $124,810
    Interest allocated from Portfolio                     895               28                                                 923
    Expenses allocated from Portfolio                 (70,344)          (1,830)                                            (72,174)
                                                  -------------       ----------                                       -------------
  Net investment income from Portfolio                $52,356           $1,203                                             $53,559

  Expenses:
    Administration fee                                     $0             $376                $(376)     Note 3a                $0
    Trustees' fees and expenses                            93                -                    -                             93
    Distribution and service fees
      Class A                                               -              626                                                 626
      Class R                                               2                -                                                   2
    Registration fees                                   5,536           23,867                    -                         29,403
    Transfer agent fees                                 3,425              564                                               3,989
    Printing and postage                                1,836            1,917               (1,550)     Note 3b             2,203
    Legal and accounting services                       7,105            3,734               (3,734)     Note 3c             7,105
    Custodian fee                                       6,320            6,593               (6,593)     Note 3c             6,320
    Miscellaneous                                         980              841                 (645)     Note 3b             1,176
                                                  -------------       ----------            ----------                 -------------
  Total expenses                                      $25,297          $38,518             $(12,898)                       $50,917

  Deduct-
    Reduction of administration fee                        $0            $(376)                 376                             $0
    Preliminary allocation of expenses
     to the Administrator                             $(3,036)        $(36,466)             $12,212                       $(27,290)
                                                  -------------       ----------            ----------                 -------------
  Total expense reductions                            $(3,036)        $(36,842)             $12,588                       $(27,290)

  Net expenses                                        $22,261           $1,676                $(310)                       $23,627

  Net investment income (loss)                        $30,095            $(473)                $310                        $29,932


  REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

  Net realized gain (loss)

    Investment transactions (identified
     cost basis)                                  $(1,069,450)        $(15,941)                                        $(1,085,391)
                                                  -------------       ----------                                       -------------
  Net realized gain (loss)                        $(1,069,450)        $(15,941)                                        $(1,085,391)

  Change in unrealized appreciation
   (depreciation)
    Investment transactions (identified
     cost basis)                                   $1,697,121         $(14,865)                                         $1,682,256
                                                  -------------       ----------                                       -------------
  Net change in unrealized appreciation            $1,697,121         $(14,865)                                         $1,682,256
   (depreciation)

  Net realized and unrealized gain (loss)            $627,671         $(30,806)                                           $596,865

  Net increase (decrease) in net assets from
  operations                                         $657,766         $(31,279)                $310                       $626,797

PRO FORMA COMBINED
STATEMENT OF OPERATIONS
FOR THE PERIOD FROM THE START OF BUSINESS APRIL 30, 2002 TO SEPTEMBER 30, 2002

                                                                                             Pro                       Pro Forma
                                                    EVAC                   EV               Forma                       Combined
                                                    Fund                  Fund           Adjustments                      Fund
                                                    ----                  ----           -----------                      ----
  INVESTMENT INCOME

  Investment Income:
    Dividends allocated from Portfolio             $91,341                $303                                          $91,644
    Interest allocated from Portfolio                1,566                   3                                            1,569
    Expenses allocated from Portfolio              (76,595)               (209)                                         (76,804)
                                               -------------          ----------                                    -------------
  Net investment loss from Portfolio               $16,312                 $97                                          $16,409

  Expenses:
    Administration fee                                  $0                 $37             $(37)     Note 3a                 $0
    Trustees' fees and expenses                          -                   -                -                               -
    Distribution and service fees
      Class A                                            -                  62                                               62
      Class R                                            2                   -                                                2
    Registration fees                                6,841              16,578                -                          23,419
    Transfer agent fees                              1,789                 180                                            1,969
    Printing and postage                             2,279               2,043           (1,587)     Note 3b              2,735
    Legal and accounting services                   17,193               7,603           (6,700)     Note 3c             18,096
    Custodian fee                                    2,979               2,635           (2,635)     Note 3c              2,979
    Miscellaneous                                    1,690               1,053             (715)     Note 3b              2,028
                                               -------------          ----------       ----------                   -------------
  Total expenses                                   $32,773             $30,191         $(11,674)

  Deduct-
    Reduction of administration fee                     $0                $(37              $37
    Allocation of expenses to the
     Administrator                                $(26,163)           $(30,016          $11,219                        $(44,960)
                                               -------------          ----------       ----------                   -------------
  Total expense reductions                        $(26,163)           $(30,053          $11,256                        $(44,960)

  Net expenses                                      $6,610                $138            $(418)                         $6,330

  Net investment income (loss)                      $9,702                $(41)            $418                         $10,079


  REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

  Net realized gain (loss)

    Investment transactions (identified
     cost basis)                               $(1,452,957)              $(705)                                     $(1,453,662)
                                               -------------          ----------                                    -------------
  Net realized loss                            $(1,452,957)              $(705)                                     $(1,453,662)

  Change in unrealized appreciation
   (depreciation)

    Investment transactions (identified
     cost basis)                               $(2,536,019)           $(21,773)                                     $(2,557,792)

  Net change in unrealized appreciation        $(2,536,019)           $(21,773)
   (depreciation)                                                                                                   $(2,557,792)

  Net realized and unrealized loss             $(3,988,976)           $(22,478)                                     $(4,011,454)

  Net decrease in net assets from
   operations                                  $(3,979,274)           $(22,519)            $418                     $(4,001,375)

                        EATON VANCE LARGE-CAP GROWTH FUND
                              PROPOSED MERGER WITH
                EATON VANCE-ATLANTA CAPITAL LARGE-CAP GROWTH FUND

NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS (UNAUDITED)

1.  Basis of Combination

Subject to the conditions specified in the Agreement and Plan of Reorganization (the "Plan"), Eaton Vance-Atlanta Capital Large-Cap Growth Fund ("EVAC Fund") will acquire substantially all of the assets of Eaton Vance Large-Cap Growth Fund ("EV Fund") in exchange for shares of the EVAC Fund. This merger will be accounted for by the method of accounting for tax-free mergers of investment companies. The pro forma combined Statement of Assets and Liabilities reflects the financial position of the EVAC Fund and the EV Fund at March 31, 2003 as though the merger occurred as of that date. The pro forma combined Statement of Operations reflects the results of operations of the EVAC Fund and the EV Fund for the period from the start of business, April 30, 2002, to March 31, 2003 as though the merger occurred at the beginning of the period presented. Both the Statement of Assets and Liabilities and the Statement of Operations are presented for the information of the reader, and may not necessarily be representative of what the combined statements would have been had the acquisition occurred on March 31, 2003.

2.  Capital/Shares

The number of additional shares was calculated by dividing the net assets of the EV Fund at March 31, 2003 by the net asset value per share of Class R shares of EVAC Fund at March 31, 2003. The pro forma combined number of shares outstanding for Class A of 48,988 consists of 48,988 shares issuable to EV Fund in the merger. The pro forma combined number of shares outstanding for Class I of 2,475,411 consists of 2,475,411 shares of the EVAC Fund outstanding at March 31, 2003. The pro forma combined number of shares outstanding for Class R of 101 consists of 101 shares of the EVAC Fund outstanding at March 31, 2003.

3.  Pro Forma Combined Operating Expenses

Certain expenses have been adjusted in the pro forma Statement of Operations to reflect the expenses of the combined entity more closely.

Pro forma operating expenses include the actual expenses of the EVAC Fund and the EV Fund adjusted for certain items which reflect management's best estimates.

 a)  No administration fee on the EVAC Fund.

 b)  Based on actual costs of survivor plus 20%.

 c) No additional expense for accounting services and custodian fees as a result of the merger.

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                          February 1, 2003


                   ATLANTA CAPITAL INTERMEDIATE BOND FUND
                   ATLANTA CAPITAL LARGE-CAP GROWTH FUND
                       ATLANTA CAPITAL SMALL-CAP FUND

                          THE EATON VANCE BUILDING
                              255 STATE STREET
                        BOSTON, MASSACHUSETTS 02109
                               1-800-225-6265


This Statement of Additional Information ("SAI") provides general information about the Funds and Large-Cap Growth and Small-Cap Portfolios. Each Fund is a series of Eaton Vance Growth Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

                                  Page                                     Page

Strategies and Risks               2     Purchasing and Redeeming Shares    18
Investment Restrictions            7     Performance                        20
Management and Organization        8     Taxes                              21
Investment Advisory and                  Portfolio Securities Transactions  23
  Administrative Services         13     Financial Statements               25
Other Service Providers           17
Calculation of Net Asset Value    17

Appendix A:  Class I Fees, Performance and Ownership                        26
Appendix B:  Class R Fees, Performance and Ownership                        28
Appendix C:  Ratings                                                        30

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Funds' relevant prospectus dated February 1, 2003, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.

(C) 2003 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc. For purposes of the Intermediate Bond Fund's and each Portfolio's policy of investing at least 80% of net assets in a particular type of investment, "net assets" includes any borrowings made for investment purposes. No 80% policy will be revised unless Fund shareholders are notified of the proposed change at least sixty days in advance of the proposed change.

Within the following sections of this SAI, and elsewhere as the context so requires, the term "Portfolio" refers to Intermediate Bond Fund, Large-Cap Growth Portfolio and Small-Cap Portfolio:

                              Strategies and Risks
                             Investment Restrictions
                                      Taxes
                        Portfolio Securities Transactions

                              STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

EQUITY SECURITIES. Large-Cap Growth Portfolio and Small-Cap Portfolio invest in U.S. companies, which include companies with common stocks traded on United States securities exchanges. In determining the largest 1,000 companies, the investment adviser of Large-Cap Growth Portfolio refers to market values provided by Baseline, or other similar services.

FIXED-INCOME SECURITIES. Fixed-income securities include preferred stocks, convertible debt securities, bonds, debentures, notes and other types of debt securities (such as collateralized mortgage obligations, mortgage-backed securities and other asset-backed and collateralized obligations). During an economic downturn, the ability of issuers to service their debt may be impaired. In the case of a default, the Fund may retain a defaulted security when the investment adviser deems it advisable to do so. In the case of a defaulted obligation, the Fund may incur additional expense seeking recovery of an investment that is in default. Issuers of fixed-income securities may reserve the right to call (redeem) the bond. If an issuer redeems securities during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

While lower rated debt securities may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated securities are subject to the risk of an issuer's inability to meet principal and interest payments on the securities (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated securities are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

MORTGAGE BACKED AND ASSET-BACKED SECURITIES. The Intermediate Bond Fund's investments in mortgage-backed securities may include conventional mortgage pass-through securities, stripped mortgage-backed securities ("SMBS"), floating rate mortgage-backed securities and certain classes of multiple class collateralized mortgage obligations ("CMOs"). Mortgage-backed securities differ from bonds in that the principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity.

Government National Mortgage Association ("GNMA") Certificates and Federal National Mortgage Association ("FNMA") Mortgage-Backed Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. GNMA loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once such pool is approved by GNMA, the timely payment of interest and principal on the Certificates issued representing such pool is guaranteed by the full faith and credit of the U.S. Government. FNMA, a federally chartered corporation owned entirely by private stockholders, purchases both conventional and federally insured or guaranteed residential mortgages from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers, and packages pools of such mortgages in the form of pass-through securities generally called FNMA Mortgage-Backed Certificates, which are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. GNMA Certificates and FNMA Mortgage-Backed Certificates are called "pass-through" securities because a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder of the Certificate (i.e., the Fund). The Fund may purchase GNMA Certificates, FNMA Mortgage-Backed Certificates and various other mortgage-backed securities on a when-issued basis subject to certain limitations and requirements.

The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. Government created by Congress for the purposes of increasing the availability of mortgage credit for residential housing, issues participation certificates ("PCs") representing undivided interest in FHLMC'S mortgage portfolio. While FHLMC guarantees the time payment of interest and ultimate collection of the principal of its PCs, its PCs are not backed by the full faith and credit of the U.S. Government. FHLMC PCs differ from GNMA Certificates in that the mortgages underlying the PCs are monthly "Conventional" mortgages rather than mortgages insured or guaranteed by a federal agency or instrumentality. However, in several other respects, such as the monthly pass-through of interest and principal (including unscheduled prepayments) and the unpredictability of future unscheduled prepayments on the underlying mortgage pools, FHLMC PCs are similar to GNMA Certificates.

While it is not possible to accurately predict the life of a particular issue of a mortgage-backed security, the actual life of any such security is likely to be substantially less than the average maturity of the mortgage pool underlying the security. This is because unscheduled early prepayments of principal on a mortgage-backed security will result from the prepayment, refinancing or foreclosure of the underlying loans in the mortgage or asset pool. The monthly payments (which may include unscheduled prepayments) on such a security may be able to be reinvested only at a lower rate of interest. Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, this type of security is less effective than other types of obligations as a means of "locking-in" attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of mortgage-backed securities may have a comparable risk of decline in market value during periods of rising interest rates. If such a security has been purchased at a premium above its par value, both a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment and will reduce performance. If such a security has been purchased at a discount from its par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current yield and total returns and will accelerate the recognition of income, which when distributed to Fund shareholders, will be taxable as ordinary income. While asset-backed securities are also susceptible to prepayment risk, the collateral supporting asset-backed securities is generally of shorter maturity than mortgage loans and is less likely to experience substantial unscheduled prepayments. However, the collateral securing such securities may be more difficult to liquidate than mortgage loans. Moreover, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

CMOs are issued in two or more classes or series with varying maturities and stated rates of interest determined by the issuer. The key feature of the CMO structure is the prioritization of the cash flows from a pool of mortgages among the several classes of CMO holders, thereby creating a series of obligations with varying rates and maturities appealing to a wide range of investors. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (that is, the character of payments of principal and interest is not passed through and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. Because the interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest to each class and to retire successive maturities in sequence. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding.

U.S. GOVERNMENT SECURITIES. U.S. Government securities include (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one year to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality or (d) the credit of the agency or instrumentality. The Fund may also invest in any other security or agreement collateralized or otherwise secured by U.S. Government securities. Agencies and instrumentalities of the U.S. Government include but are not limited to: Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, FHLMC, FNMA, GNMA, Student Loan Marketing Association, United States Postal Service, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. Government. Because the U.S. Government generally is not obligated to provide support to its instrumentalities, the Fund will invest in obligations issued by these instrumentalities only if the investment adviser determines that the credit risk with respect to such obligations is minimal.

The principal of and/or interest on certain U.S. Government securities which may be purchased by the Fund could be (a) payable in foreign currencies rather than U.S. dollars or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Securities may be purchased on a "forward commitment" or "when-issued" basis (meaning securities are purchased or sold with payment and delivery taking place in the future) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the yield on a comparable security when the transaction is consummated may vary from the yield on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction. Forward commitment or when-issued transactions are not entered into for the purpose of investment leverage.

FOREIGN INVESTMENTS. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

FOREIGN CURRENCY TRANSACTIONS. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

DERIVATIVE INSTRUMENTS. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on indicies and options on stock index futures, the purchase of put options and the sale of call options on securities held, equity swaps, the purchase and sale of currency futures, and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised.
Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Under regulations of the CFTC, the use of futures transactions for non-hedging purposes is limited. There can be no assurance that the use of derivative instruments will be advantageous.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. Credit exposure on equity swaps to any one counterparty will be limited to 5% or less of net assets. Call options written on securities will be covered by ownership of the securities subject to the call option or an offsetting option.

ASSET COVERAGE. To the extent required by SEC guidelines, each Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

SHORT SALES. A Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in by the lender. These transactions may also require the current recognition of taxable gain under certain tax rules applicable to constructive sales. Each Portfolio expects normally to close its short sales against-the-box by delivering newly-acquired stock.

REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, a Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. Repurchase agreements which mature in more than seven days will be treated as illiquid. A Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

LENDING PORTFOLIO SECURITIES. Each Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. Each Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser.

TEMPORARY INVESTMENTS. A Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.

PORTFOLIO TURNOVER. A Fund or Portfolio cannot accurately predict its portfolio turnover rate, but, except as noted below, it is anticipated that the annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by the Fund or Portfolio were replaced in a period of one year. Except as noted below, a high turnover rate (such as 100% or more) necessarily involves greater expenses to the Fund or Portfolio and may result in the realization of substantial net short-term capital gains. The Fund or Portfolio may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed income securities of different countries, to seek short-term profits during periods of fluctuating interest rates, or for other reasons. Such trading will increase the Fund's or Portfolio's rate of turnover and may increase the incidence of net short-term capital gains allocated to the Fund by the Portfolio (if applicable), which, upon distribution by the Fund, are taxable to Fund shareholders as ordinary income. Due to potential turnover of U.S. Treasury and agency debentures, Intermediate Bond Fund may experience a portfolio turnover rate in excess of 100%. It is not anticipated that such turnover will involve significantly greater expenses to the Fund.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

(1) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

(2) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in any one industry;

(3)  Borrow  money or issue  senior  securities  except as permitted by the 1940
     Act;

(4) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchase and sales of securities);

(5)  Engage in the underwriting of securities;

(6) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

(7) Purchase or sell commodities or commodity contracts for the purchase or sale of physical commodities; or

(8) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements,
     (c) lending portfolio securities, and (d) lending cash consistent with applicable law.

Notwithstanding the investment policies and restrictions of each Fund, the Fund may invest its investable assets in another open-end management investment company (a portfolio) with substantially the same investment objective, policies and restrictions as the Fund; moreover, subject to Trustee approval the Fund may invest its investable assets in two or more open-end management investment companies which together have substantially the same investment objective, policies and restrictions as the Fund, to the extent permitted by Section 12(d)(1)(G) of the 1940 Act.

The following nonfundamental investment policies have been adopted by each Fund and Portfolio. A policy may be changed by the Trustees with respect to a Fund without approval by the Fund's shareholders or, with respect to a Portfolio, without approval of the Fund or its other investors. Each Fund and Portfolio will not:

  . make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

  . invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service, will not compel a Fund and Portfolio to dispose of such security or other asset.

                           MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of each Portfolio are responsible for the overall management and supervision of the affairs of each Portfolio. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of each Fund.

                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
  Name and              the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth           Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
INTERESTED TRUSTEES

JESSICA M. BIBLIOWICZ  Trustee         Trustee of the      President and Chief Executive           185           None
11/28/59                               Trust since 1998;   Officer of National Financial
                                       of the Portfolios   Partners (financial services
                                       since 2001          company) (since April 1999).
                                                           President and Chief Operating
                                                           Officer of John A. Levin & Co.
                                                           (registered investment adviser)
                                                           (July 1997 to April 1999) and a
                                                           Director of Baker, Fentress &
                                                           Company which owns John A. Levin
                                                           & Co. (July 1997 to April 1999).
                                                           Ms. Bibliowicz is an interested
                                                           person because of her affiliation
                                                           with a brokerage firm.

JAMES B. HAWKES        Trustee of the  Trustee of the      Chairman, President and Chief           190           Director of EVC
11/9/41                Trust and       Trust since 1989;   Executive Officer of BMR, Eaton
                       President and   President and       Vance and their corporate parent
                       Trustee of the  Trustee of the      and trustee (EVC and EV,
                       Portfolios      Portfolios          respectively); Director of EV;
                                       since 2001          Vice President and Director of EVD.
                                                           Trustee and/or officer of 190
                                                           registered investment companies in
                                                           the Eaton Vance Fund Complex.
                                                           Mr. Hawkes is an interested person
                                                           because of his positions with BMR,
                                                           Eaton Vance, EVC and EV, which are
                                                           affiliates of the Trust and Portfolios.

NONINTERESTED TRUSTEES

DONALD R. DWIGHT       Trustee         Trustee of the      President of Dwight Partners, Inc.      190           Trustee/Director of
3/26/31                                Trust since 1989;   (corporate relations and                              the Royce Funds
                                       of the Portfolios   communications company).                              (mutual funds)
                                       since 2001                                                                consisting of 17
                                                                                                                 portfolios

SAMUEL L. HAYES, III   Trustee         Trustee of the      Jacob H. Schiff Professor of            190           Director of Tiffany
2/23/35                                Trust since 1989;   Investment Banking Emeritus,                          & Co. (specialty
                                       of the Portfolios   Harvard University Graduate                           retailer) and
                                       since 2001          School of Business                                    Telect, Inc.
                                                           Administration.                                       (telecommunication
                                                                                                                 services company)

NORTON H. REAMER       Trustee         Trustee of the      President, Unicorn Corporation          190           None
9/21/35                                Trust since 1989;   (an investment and financial
                                       of the Portfolios   advisory services company)
                                       since 2001          (since September 2000).  Chairman,
                                                           Hellman, Jordan Management Co., Inc.
                                                           (an investment management company)
                                                           (since November 2000).  Advisory
                                                           Director of Berkshire Capital
                                                           Corporation (investment banking firm)
                                                           (since June 2002).  Formerly Chairman
                                                           of the Board, United Asset Management
                                                           Corporation (a holding company owning
                                                           institutional investment management
                                                           firms) and Chairman, President and
                                                           Director, UAM Funds (mutual funds).

LYNN A. STOUT          Trustee         Trustee of the      Professor Law, University of            185           None
9/14/57                                Trust since 1998;   California at Los Angeles School
                                       of the Portfolios   of Law (since July 2001).  Formerly,
                                       since 2001          Professor of Law, Georgetown
                                                           University Law Center.

JACK L. TREYNOR        Trustee         Trustee of the      Investment Adviser and Consultant.      170           None
2/21/30                                Trust since 1989;
                                       of the Portfolios
                                       since 2001

(1) Includes both master and feeder funds in a master-feeder structure.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

   Name and                Position(s) with the          Term of Office and
Date of Birth                 Trust/Portfolio             Length of Service     Principal Occupation(s) During Past Five Years
-------------              --------------------          ------------------     ----------------------------------------------
DANIEL W. BOONE, III       Vice President of Large-Cap   Since 2001             Managing Partner and member of the Executive
7/3/44                     Growth Portfolio                                     Committee of Atlanta Capital.  Officer of 1
                                                                                registered investment company managed by Eaton
                                                                                Vance or BMR.

GREGORY L. COLEMAN         Vice President of the Trust   Since 2001             Partner of Atlanta Capital.  Officer of 10
10/28/49                                                                        registered investment companies managed by Eaton
                                                                                Vance or BMR.

THOMAS E. FAUST JR.        President of the Trust and    Since 2002*            Executive Vice President of Eaton Vance, BMR, EVC
5/31/58                    Vice President of the                                and EV; Chief Investment Officer of Eaton Vance and
                           Portfolios                                           BMR and Director of EVC.  Chief Executive Officer of
                                                                                Belair Capital Fund LLC, Belcrest Capital Fund LLC
                                                                                Belmar Capital Fund LLC and Belport Capital Fund LLC
                                                                                (private investment companies sponsored by Eaton
                                                                                Vance).  Officer of 50 registered investment
                                                                                companies managed by Eaton Vance or BMR.

WILLIAM R. HACKNEY, III    Vice President of the         Since 2001             Managing Partner and member of the Executive
4/12/48                    Portfolios                                           Committee of Atlanta Capital.  Officer of 3
                                                                                registered investment companies by Eaton Vance or
                                                                                BMR.


MARILYN ROBINSON IRVIN     Vice President of Large-Cap   Since 2001             Senior Vice President and Principal of Atlanta
6/17/58                    Growth Portfolio                                     Capital.  Officer of 1 registered investment company
                                                                                managed by Eaton Vance or BMR.

PAUL J. MARSHALL           Vice President of Small-Cap   Since 2001             Vice President of Atlanta Capital.  Portfolio
5/2/65                     Portfolio                                            manager for Bank of America Capital Management
                                                                                (1995-2000).  Officer of 2 registered investment
                                                                                companies managed by Eaton Vance or BMR.

CHARLES B. REED            Vice President of Small-Cap   Since 2001             Vice President of Atlanta Capital.  Portfolio
10/9/65                    Portfolio                                            manager with the Florida State Board of
                                                                                Administration (1995-1998).  Officer of 2
                                                                                registered investment companies managed by Eaton
                                                                                Vance or BMR.

JAMES A. WOMACK            Vice President of the Trust   Since 2001             Vice President of Atlanta Capital.  Officer of 10
11/20/68                                                                        registered investment companies managed by Eaton
                                                                                Vance or BMR.

KRISTIN S. ANAGNOST        Treasurer of the Portfolios   Since 2002*            Assistant Vice President of Eaton Vance and BMR.
6/12/65                                                                         Officer of 109 registered investment companies
                                                                                managed by Eaton Vance or BMR.

JAMES L. O'CONNOR          Treasurer of the Trust        Since 1989             Vice President of BMR, Eaton Vance and EVD.  Officer
4/1/45                                                                          of 112 registered investment companies managed by
                                                                                Eaton Vance or BMR.

ALAN R. DYNNER             Secretary                     For the Trust since    Vice President, Secretary and Chief Legal Officer of
10/10/40                                                 1997; for the          BMR, Eaton Vance, EVD and EVC.  Officer of 190
                                                         Portfolios since       registered investment companies managed by Eaton
                                                         2001                   Vance or BMR.

*Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and of the Portfolios since 2001. Prior to 2002, Ms. Anagnost served as Assistant Treasurer since 2001.

The Nominating Committee of the Board of Trustees of the Trust and the Portfolios is comprised of the Trustees who are not "interested persons" of the Trust and the Portfolios as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is comprised of noninterested Trustees of the Trust and the Portfolios. In the fiscal year ended September 30, 2002, the Nominating Committee convened five times.

The Trustees will, when a vacancy exists or is anticipated, consider any nominee for Trustee recommended by a shareholder if such recommendation is submitted to the Trustees in writing and contains sufficient background information concerning the individual to enable a proper judgement to be made as to such individual's qualifications.

Messrs. Treynor (Chairman), Dwight, Hayes and Reamer are members of the Audit Committee of the Board of Trustees of the Trust and the Portfolios. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust and the Portfolios, and certain service providers. In the fiscal year ended September 30, 2002, the Audit Committee convened once.

Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust and the Portfolios. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolios, including investment advisory, administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Funds, Portfolios or investors therein. In the fiscal year ended September 30, 2002, the Special Committee convened four times.

In considering the approval of the investment advisory agreement(s) between the Intermediate Bond Fund and the Portfolios and the investment adviser, the Special Committee considered, among other things, the following:

  .  An independent report comparing fees (in the case of a renewal);

  . Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;

  . Sales and redemption data in respect of the Fund (in the case of a renewal);

  . The economic outlook and the general investment outlook in the relevant investment markets;

  . Eaton Vance's results and financial condition and the overall organization of the investment adviser;

  .  Arrangements regarding the distribution of Fund shares;

  .  The procedures used to determine the fair value of each Fund's assets;

  . The allocation of brokerage, including allocations to soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;

  .  Eaton  Vance's   management  of  the   relationship   with  the  custodian,
     subcustodians and fund accountants;

  . The resources devoted to Eaton Vance's compliance efforts undertaken on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

  .  The quality,  nature,  cost and character of the  administrative  and other
     non-investment   management  services  provided  by  Eaton  Vance  and  its affiliates;

  .  Investment management staffing;

  . Operating expenses (including transfer agency expenses) paid to third parties; and

  .  Information provided to investors, including the Fund's shareholders.

In addition to the factors mentioned above, the Special Committee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Intermediate Bond Fund and the Portfolios. The Special Committee considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Intermediate Bond Fund and the Portfolios. The Special Committee also considered Eaton Vance's profit margins in comparison with available industry data.

The Special Committee did not consider any single factor as controlling in determining whether or not to approve the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on their consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Special Committee concluded that the approval of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders. The Special Committee followed the same deliberations when reviewing the sub-advisory agreements for the Intermediate Bond Fund and the Portfolios.

SHARE OWNERSHIP. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2002.

                                                     Dollar Range of Equity Securities Owned by
                                                     ------------------------------------------
                          Jessica M.        James B.      Donald R.      Samuel L.     Norton H.       Lynn A.       Jack L.
   Fund Name            Bibliowicz(1)       Hawkes(1)     Dwight(2)      Hayes(2)      Reamer(2)      Stout(2)     Treynor(2)
   ---------            -------------       ---------     ----------     ---------     ---------      --------     ----------
Intermediate Bond Fund      None             None           None           None          None          None           None
Large-Cap Growth Fund       None             None           None           None          None          None           None
Small-Cap Fund              None             None           None           None          None          None           None

Aggregate Dollar Range
of Equity Securities
Owned in all Registered
Funds Overseen by Trustee
in the Eaton Vance Family
of Funds               $10,001-$50,000   over $100,000  over $100,000  over $100,000  over $100,000  $10,001-$50,000  $1-$10,000

(1) Interested Trustees
(2) Noninterested Trustees

As of December 31, 2002, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2001 and December 31, 2002, no noninterested Trustee (or their immediate family members) had:

1. Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;


2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or


3. Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD;
     (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2001 and December 31, 2002, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or each Portfolio or any of their immediate family members served as an officer.

Trustees of each Portfolio who are not affiliated with Eaton Vance may elect to defer receipt of all or a percentage of their annual fees received from certain Eaton Vance sponsored funds in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Eaton Vance sponsored fund in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Neither the Trust nor the Portfolios has a retirement plan for Trustees. Each Portfolio does not participate in the Trustees' Plan.

The fees and expenses of the Trustees of the Trust and the Portfolios are paid by the Funds (and other series of the Trust) and the Portfolios, respectively. (A Trustee of the Trust and the Portfolios who is a member of the Eaton Vance organization receive no compensation from the Trust and the Portfolios). During the fiscal year ending September 30, 2003, it is estimated that the Trustees of each Portfolio will earn the following compensation in their capacities as Trustees from each Portfolio. For the year ended December 31, 2002, the Trustees earned the following compensation in their capacities as Trustees of the Trust and of the funds in the Eaton Vance fund complex(1):

                                Jessica M.        Donald R.      Samuel L.     Norton H.      Lynn A.        Jack L.
   Source of Compensation       Bibliowicz         Dwight          Hayes        Reamer         Stout         Treynor
   ----------------------       ----------        ---------      ---------     ---------      -------        -------
          Trust(2)              $  2,593          $  2,158       $  2,459      $  2,149       $  2,373       $  2,495
 Large-Cap Growth Portfolio*          50                50             50            50             50             50
    Small-Cap Portfolio*              50                50             50            50             50             50
   Trust and Fund Complex        160,000           162,500(3)     180,000       160,000        160,000(4)     170,000

*Estimated

(1) As of February 1, 2003, the Eaton Vance fund complex consists of 191 registered investment companies or series thereof.
(2)  The Trust consisted of 10 Funds as of September 30, 2002.
(3)  Includes $60,000 of deferred compensation.
(4)  Includes $16,000 of deferred compensation.

ORGANIZATION

Each Fund is a series of the Trust, which was established under Massachusetts law on May 25, 1989 (prior to that date it was a Maryland corporation organized on October 15, 1963), and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

Each Portfolio was organized as a trust under the laws of the state of New York on December 10, 2001 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

Each Portfolio's Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund investing in the Portfolio.

Whenever a Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

                INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Pursuant to Investment Advisory Agreements with each of Intermediate Bond Fund and the Portfolios, BMR acts as the investment adviser for the Fund and the Portfolios. Pursuant to Investment Sub-Advisory Agreements with Atlanta Capital Management, LLC ("Atlanta Capital"), BMR has delegated investment management of the Fund and the Portfolios to Atlanta Capital. Atlanta Capital is an indirect, majority-owned subsidiary of Eaton Vance. From time to time, BMR and Atlanta Capital are each referred to herein as an "investment adviser". Atlanta Capital is sometimes referred to herein as "sub-adviser".

INVESTMENT ADVISORY SERVICES. The investment adviser and sub-adviser are responsible for managing the investments and affairs of Intermediate Bond Fund, Large-Cap Growth Portfolio and Small-Cap Portfolio and providing related office facilities and personnel subject to the supervision of the Trust's and Portfolio's Board of Trustees. The investment sub-adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Fund and Portfolio and what portion, if any, of the Fund's or Portfolio's assets will be held uninvested. Each Investment Advisory Agreement and Investment Sub-Advisory Agreement requires the investment adviser or sub-adviser, as the case may be, to pay the salaries and fees of all officers and Trustees of the Trust and the Portfolio who are members of the investment adviser's or sub-adviser's organization and all personnel of the investment adviser or sub-adviser performing services relating to research and investment activities.

For a description of the compensation that Intermediate Bond Fund, Large-Cap Growth Portfolio and Small-Cap Portfolio pay the investment adviser on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fees are computed as follows:

          Intermediate Bond Fund
                                             Annual Fee Rate
 Average Daily Net Assets for the Month      (for each level)
 --------------------------------------      ----------------
 $500 million but less than $1 billion           0.375%
 $1 billion but less than $2.5 billion           0.350%
 $2.5 billion and over                           0.325%


          Large-Cap Growth Portfolio
                                             Annual Fee Rate
 Average Daily Net Assets for the Month      (for each level)
 --------------------------------------      ----------------
 $500 million but less than $1 billion           0.625%
 $1 billion but less than $2.5 billion           0.600%
 $2.5 billion and over                           0.575%


          Small-Cap Portfolio
                                             Annual Fee Rate
 Average Daily Net Assets for the Month      (for each level)
 --------------------------------------      ----------------
 $500 million but less than $1 billion           0.9375%
 $1 billion but less than $2.5 billion           0.8750%
 $2.5 billion but less than $5 billion           0.8125%
 $5 billion and over                             0.7500%

Pursuant to Investment Sub-Advisory Agreements, BMR pays the following to Atlanta Capital for providing sub-advisory services:

         Intermediate Bond Fund
                                             Annual Fee Rate
 Average Daily Net Assets for the Month      (for each level)
 --------------------------------------      ----------------
 up to $500 million                             0.3000%
 $500 million but less than $1 billion          0.2875%
 $1 billion but less than $2.5 billion          0.2750%
 $2.5 billion and over                          0.2625%

        Large-Cap Growth Portfolio
                                             Annual Fee Rate
 Average Daily Net Assets for the Month      (for each level)
 --------------------------------------      ----------------
 up to $500 million                             0.4000%
 $500 million but less than $1 billion          0.3875%
 $1 billion but less than $2.5 billion          0.3750%
 $2.5 billion and over                          0.3625%


           Small-Cap Portfolio
                                             Annual Fee Rate
 Average Daily Net Assets for the Month      (for each level)
 --------------------------------------      ----------------
 up to $500 million                              0.75000%
 $500 million but less than $1 billion           0.71875%
 $1 billion but less than $2.5 billion           0.68750%
 $2.5 billion but less than $5 billion           0.65625%
 $5 billion and over                             0.62500%

The following table sets forth the net assets of Intermediate Bond Fund, Large-Cap Growth Portfolio and Small-Cap Portfolio and the advisory fees earned during the period from the start of business, April 30, 2002, to September 30, 2002.

                                                                 Advisory Fee
                                                                 ------------
                                Net Assets at 9/30/02              9/30/02
                                ---------------------              -------
Intermediate Bond Fund(1)           $12,091,346                    $19,751
Large-Cap Growth Portfolio(2)        17,157,085                     54,329
Small-Cap Portfolio(3)               13,765,497                     44,979

(1) To enhance the net investment income of the Intermediate Bond Fund, BMR made a reduction of its advisory fee in the amount of $7,986.

(2) To enhance the net investment income of the Large-Cap Growth Portfolio, BMR made a reduction of its advisory fee in the amount of $4,730.

(3) To enhance the net investment income of the Small-Cap Portfolio, BMR made a reduction of its advisory fee in the amount of $33,282.

The following table sets forth the net assets of Intermediate Bond Fund, Large-Cap Growth Portfolio and Small-Cap Portfolio and the sub-advisory fees earned during the period from the start of business, April 30, 2002, to September 30, 2002.

                                                               Sub-Advisory Fee
                                                               ----------------
                                Net Assets at 9/30/02              9/30/02
                                ---------------------              -------
Intermediate Bond Fund(1)           $12,091,346                    $14,813
Large-Cap Growth Portfolio(2)        17,157,085                     33,433
Small-Cap Portfolio(3)               13,765,497                     33,734


(1) To enhance the net investment income of the Intermediate Bond Fund, Atlanta Capital made a reduction of its sub-advisory fee in the amount of $5,990.

(2) To enhance the net investment income of the Large-Cap Growth Portfolio, Atlanta Capital made a reduction of its sub-advisory fee in the amount of $2,911.

(3) To enhance the net investment income of the Small-Cap Portfolio, Atlanta Capital made a reduction of its sub-advisory fee in the amount of $24,962.

Each Investment Advisory Agreement and Investment Sub-Advisory Agreement with an investment adviser or sub-adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust, in the case of Intermediate Bond

Fund, or the Portfolio, as the case may be, cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust, in the case of Intermediate Bond Fund, or the Portfolio, as the case may be, or by vote of a majority of the outstanding voting securities of the Intermediate Bond Fund or the Portfolio, as the case may be. Each Agreement may be terminated at any time without penalty on sixty
(60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of Intermediate Bond Fund or the Portfolio, as the case may be, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser or sub-adviser may render services to others. Each Agreement also provides that the investment adviser or sub-adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

ADMINISTRATIVE SERVICES. As indicated in the prospectus, Eaton Vance serves as administrator of each Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer each Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

From the start of business, April 30, 2002, Eaton Vance was allocated $16,521, $26,163 and $17,437 of the operating expenses of the Intermediate Bond Fund, the Large-Cap Growth Fund and the Small-Cap Fund, respectively, to reduce the net investment loss of the Fund.

SUB-TRANSFER AGENCY SERVICES. Eaton Vance also serves as sub-transfer agent for each Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of each Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Funds); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from a Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund's transfer agent from fees it receives from the Eaton Vance funds. Each Fund will pay a pro-rata share of such fee. For the period ended September 30, 2002, Eaton Vance was paid $8, $10, and $10, by the transfer agent for sub-transfer agency services performed on behalf of Intermediate Bond Fund, Large-Cap Growth Fund and Small-Cap Fund, respectively.

INFORMATION ABOUT ATLANTA CAPITAL MANAGEMENT. Atlanta Capital is an Atlanta, Georgia based equity and fixed income manager with a primary focus on separate account management for institutional clients. At December 31, 2002, Atlanta Capital's assets under management totalled approximately $6.8 billion. Atlanta Capital was founded in 1969 as a registered investment adviser. All of the employees of Atlanta Capital are employees of Eaton Vance Acquisitions, an Eaton Vance subsidiary, and own stock of EVC.

INFORMATION ABOUT BMR AND EATON VANCE. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. BMR and Eaton Vance are indirect, wholly-owned subsidiaries of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

CODE OF ETHICS. Each investment adviser and the sub-adviser and each Fund and each Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held by a Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

EXPENSES. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS

PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class I shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class R shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class R shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is a wholly-owned subsidiary of EVC. Mr.
Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to Intermediate Bond Fund, Large-Cap Growth Portfolio and Small-Cap Portfolio. IBT has custody of all cash and securities of Intermediate Bond Fund, maintains the Fund's general ledger and computes the daily net asset value of shares of the Fund. IBT has custody of all cash and securities representing Large-Cap Growth and Small-Cap Fund's interest in their respective Portfolios, has custody of each Portfolio's assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with Intermediate Bond Fund and each Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and each Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or each Portfolio and such banks.

INDEPENDENT ACCOUNTANTS. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are the Fund and Portfolio independent accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

TRANSFER AGENT. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

                         CALCULATION OF NET ASSET VALUE

The net asset value of the Intermediate Bond Fund and each Portfolio is computed by IBT (as agent and custodian for the Intermediate Bond Fund and each Portfolio) by subtracting the liabilities of the Fund or Portfolio, as the case may be, from the value of its total assets. Each Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior

Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

Debt securities for which the over-the-counter market is the primary market are normally valued at the mean between the latest available bid and asked prices. OTC options are valued at the mean between the bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Short-term obligations having remaining maturities of less than 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. Mortgage-backed "pass-through" securities are valued through use of an independent matrix pricing system applied by the investment adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Securities for which there is no such quotation or valuation and all other assets are valued at fair value as determined in good faith by or at the direction of the Trustees of the Trust and each Portfolio.

The Trustees of the Trust and each Portfolio have established the following procedures for the fair valuation of the Fund's and each Portfolio's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

Generally, trading in the foreign securities owned by a Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a Portfolio generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of a Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by a Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

                         PURCHASING AND REDEEMING SHARES

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter.

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

SUSPENSION OF SALES. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares. The Class R Distribution Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue the Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for Intermediate Bond Fund or a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities which, in the case of Large-Cap Growth Fund and Small-Cap Fund, are withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

TAX-SHELTERED RETIREMENT PLANS. Fund shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

DISTRIBUTION PLAN

The Trust has in effect a compensation-type Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Class R Plan") for each Fund's Class R shares. The Class R Plan provides for the payment of a monthly distribution fee to the principal underwriter of up to 0.50% of average daily net assets attributable to Class R shares. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% of average daily net assets attributable to Class R shares.

Aggregate payments to the principal underwriter under the Class R Plan are limited to those permitted pursuant to a rule of the NASD. The Class R Plan also provides that Class R shares will pay a service fee to the principal underwriter in an amount equal on an annual basis to 0.25% of that portion of average daily net assets attributable to Class R shares for personal services and/or the maintenance of shareholder accounts. Service fees are paid quarterly in arrears. For the distribution and service fees paid by Class R shares, see Appendix B.

The Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. The Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the Class R shares of the Fund. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Class R shares of the Fund and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plan was initially approved by the Trustees, including the Plan Trustees, on December 10, 2001. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plan because their employers (or affiliates thereof) receive distribution and/or service fees under the Plan or agreements related thereto.

                                   PERFORMANCE

Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A and Appendix B.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. Actual yield may be affected by variations in sales charges on investments.

Present and prospective investors may be provided with information on equity and fixed income investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices, comparable investments, tax-deferred vehicles (such as Individual Retirement Accounts ("IRAs"), college investment plans and variable annuities) and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information relating to mutual fund classifications or categories created by such statistical organizations and Fund categories and classifications may also be provided to investors. Information regarding the historical tax efficiency of a Fund (generally determined by dividing its after-tax return by its pre-tax return) also may be provided to investors. Information included in advertisements and materials furnished to investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.

Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would have performed exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

  .  cost associated with aging parents;

  .  funding a college education (including its actual and estimated cost);

  .  health care expenses (including actual and projected expenses);

  .  long-term  disabilities   (including  the  availability  of,  and  coverage
     provided by, disability insurance); and

  . retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in particular types of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Information about portfolio allocation, portfolio turnover and portfolio holdings at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of Atlanta Capital, Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.

A Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund qualified as a RIC for its fiscal year ended September 30, 2002.

Because each of Large-Cap Growth Fund and Small-Cap Fund invests its assets in a Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. A Fund, as an investor in a

Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each of Large-Cap Growth Fund and Small-Cap Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that a Fund qualifies as a RIC and a Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

The Intermediate Bond Fund's investments in zero coupon, deferred interest and certain payment-in-kind or other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

Investments in lower-rated or unrated securities may present special tax issues for the Intermediate Bond Fund to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of the Fund's taking certain positions in connection with ownership of such distressed securities.

A Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject a Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund".

Each Portfolio may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of a Portfolio will consist of securities issued by foreign corporations, a Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

A portion of distributions made by a Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction ("DRD") for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder's shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 30% for amounts paid during 2003. An individual's TIN is generally his or her social security number.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in a Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by the investment adviser or sub-adviser of each Fund or Portfolio (each referred to herein as the "investment adviser"). Intermediate Bond Fund and each Portfolio are responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.
Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser's clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the investment adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

Intermediate Bond Fund and each Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities. The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for the Intermediate Bond Fund and each Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Intermediate Bond Fund and each Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Intermediate Bond Fund and each Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Intermediate Bond Fund and each Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid by each Portfolio during the period ended September 30, 2002, as well as the amount of a Portfolio's security transactions for the most recent fiscal year that were directed to firms, which provided some research services to the investment adviser or its affiliates, and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):

                                                            Amount of Transactions     Commissions Paid on Transactions
                              Brokerage Commissions Paid       Directed to Firms              Directed to Firms
                              for the Fiscal Year Ended        Providing Research             Providing Research
                              --------------------------    ----------------------     --------------------------------
      Fund/Portfolio                    9/30/02                     9/30/02                        9/30/02
      --------------                    -------                     -------                        -------
  Intermediate Bond Fund*              $     0                    $        0                      $     0
Large-Cap Growth Portfolio*             11,527                     6,183,037                       11,043
    Small-Cap Portfolio*                17,808                     7,267,201                       13,666

* For the period from the commencement of operations, April 30, 2002, to September 30, 2002.

                              FINANCIAL STATEMENTS

The audited financial statements of, and the independent auditors' reports for, the Funds and Portfolios, appear in the Funds' annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual reports accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended September 30, 2002, as previously filed electronically with the SEC:

                     Atlanta Capital Intermediate Bond Fund
                      (Accession No. 0001047469-02-006159)
                      Atlanta Capital Large-Cap Growth Fund
                           Large-Cap Growth Portfolio
                      (Accession No. 0001047469-02-006264)
                         Atlanta Capital Small-Cap Fund
                               Small-Cap Portfolio
                      (Accession No. 0001047469-02-005690)

                                                                      APPENDIX A

                      CLASS I FEES, PERFORMANCE & OWNERSHIP

PERFORMANCE INFORMATION. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. For Intermediate Bond Fund, the tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end. Because the Funds do not have a full year of performance, no after-tax return is provided.

Intermediate Bond Fund                 Length of Period Ended September 30, 2002

Average Annual Total Return:                        Life of Fund*
----------------------------                        -------------
Before Taxes                                            5.67%
 Class commenced operations April 30, 2002.

For the 30 days ended September 30, 2002, the SEC yield for Class I of Intermediate Bond Fund was 2.85%.


Large-Cap Growth Fund                  Length of Period Ended September 30, 2002

Average Annual Total Return:                        Life of Fund*
----------------------------                        -------------
Before Taxes                                           -26.00%
 Class commenced operations April 30, 2002.


Small-Cap Fund                         Length of Period Ended September 30, 2002

Average Annual Total Return:                        Life of Fund*
----------------------------                        -------------
Before Taxes                                           -22.90%
 Class commenced operations April 30, 2002.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At January 2, 2003, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Intermediate Bond Fund       NFSC FEBO GBA Master Pension & PS Trust*
                             GBA Retirement Serv. Inc. TTEE                              Atlanta, GA             65.1%
                             Reliance Trust Company FBO Georgia Bankers Association      Atlanta, GA             26.0%
Large-Cap Growth Fund        NFSC FEBO GBA Master Pension & PS Trust*
                             GBA Retirement Serv. Inc. TTEE                              Atlanta, GA             54.3%
                             Eaton Vance Master Trust for Retirement Plans               Glastonbury, CT         17.3%
                             Reliance Trust Company FBO Georgia Bankers Association      Atlanta, GA             14.2%
Small-Cap Fund               NFSC FEBO GBA Master Pension & PS Trust*
                             GBA Retirement Serv. Inc. TTEE                              Atlanta, GA             45.5%
                             Eaton Vance Master Trust for Retirement Plans               Glastonbury, CT         21.9%
                             HIBFUND FBO c/o Marshall & Ilsley Trust Co.                 Milwaukee, WI           11.8%

*Represents ownership of five different accounts each owning 5% or more of the outstanding shares of this Class.

Beneficial owners of 25% or more of this Class of a Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

The Eaton Vance Management Master Trust for Retirement Plans is the retirement and profit sharing plans sponsored by Eaton Vance and certain of its affiliated entities.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

                                                                      APPENDIX B

                     CLASS R FEES, PERFORMANCE & OWNERSHIP

DISTRIBUTION, SERVICE AND REPURCHASE TRANSACTION FEES. For the period from the start of business, April 30, 2002, to the fiscal year ended September 30, 2002, the following table shows (1) distribution fees paid to the principal underwriter under the Distribution Plan, (2) total service fees paid by each Fund, and (3) service fees paid to investment dealers, and (4) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

                           Distribution Fee
                                Paid to         Total Service      Service Fees Paid       Repurchase Transaction Fees
Fund                    Principal Underwriter     Fees Paid      to Investment Dealers    Paid to Principal Underwriter
----                    ---------------------   -------------    ---------------------    -----------------------------
Intermediate Bond Fund           $3                  $3                  $0                            $0
Large-Cap Growth Fund             1                   1                   0                             0
Small-Cap Fund                    1                   1                   0                             0

PERFORMANCE INFORMATION. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. For Intermediate Bond Fund, the tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end. Because the Funds do not have a full year of performance, no after-tax return is provided.

Intermediate Bond Fund                 Length of Period Ended September 30, 2002

Average Annual Total Return:                        Life of Fund*
----------------------------                        -------------
Before Taxes                                            5.46%
 Class commenced operations April 30, 2002.

For the 30 days ended September 30, 2002, the SEC yield for Class R of Intermediate Bond Fund was 2.36%.


Large-Cap Growth Fund                  Length of Period Ended September 30, 2002

Average Annual Total Return:                        Life of Fund*
----------------------------                        -------------
Before Taxes                                           -26.10%
 Class commenced operations April 30, 2002.

Small-Cap Fund                         Length of Period Ended September 30, 2002

Average Annual Total Return:                        Life of Fund*
----------------------------                        -------------
Before Taxes                                           -23.00%
 Class commenced operations April 30, 2002.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At January 2, 2003, Eaton Vance owned all shares of this Class of each Fund. Eaton Vance is a Massachusetts business trust and a wholly-owned subsidiary of EVC.

Beneficial owners of 25% or more of this Class of each Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

                                                                      APPENDIX C

                        DESCRIPTION OF SECURITIES RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these securities is dependent on the investment adviser's judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

  1. An application for rating was not received or accepted.

  2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

  3. There is a lack of essential data pertaining to the issue or issuer.

  4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

SHORT-TERM DEBT

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of one year.

Issuers rated Prime-1 or P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 or P-1 repayment ability will often be evidenced by many of the following characteristics:

 --  Leading market positions in well established industries.

 --  High rates of return on funds employed.

 -- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

 -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

 -- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 or P-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only to a small degree. The obligor's capacity to meet its financial commitment is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken but payments on this obligation are being continued. C is also used for a preferred stock that is in arrears (as well as for junior debt of issuers rated CCC and CC).

D: The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred - and not where a default is only expected. Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

COMMERCIAL PAPER

A: S&P's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2:   Capacity  for  timely   payment  on  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH RATINGS

Investment Grade Bond Ratings

AAA: Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

High Yield Bond Ratings

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, and C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90% and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect of repaying all obligations.

Investment Grade Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F-2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

Notes to Long-term and Short-term ratings

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" Long-term rating category, to categories below "CCC", or to Short-term ratings other than "F-1".

"NR" indicates that Fitch does not rate the issuer or issue in question.

"Withdrawn": A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                     ATLANTA CAPITAL INTERMEDIATE BOND FUND
                      ATLANTA CAPITAL LARGE-CAP GROWTH FUND
                         ATLANTA CAPITAL SMALL-CAP FUND

    Supplement to Statement of Additional Information dated February 1, 2003

1. THE NAMES OF THE FUNDS HAVE BEEN CHANGED TO THE FOLLOWING:

               Eaton Vance-Atlanta Capital Intermediate Bond Fund
                Eaton Vance-Atlanta Capital Large-Cap Growth Fund
                   Eaton Vance-Atlanta Capital Small-Cap Fund

2.  THE  FOLLOWING  IS  ADDED  TO  "FUND   MANAGEMENT"   UNDER  "MANAGEMENT  AND
ORGANIZATION":

Effective June 6, 2003, William H. Park has replaced Jack L. Treynor as a noninterested Trustee. Effective July 1, 2003, Ronald A. Pearlman replaced Donald R. Dwight as a noninterested Trustee. The following amends the biographical information in the Trustees' table under "Management and Organization":

                                                                                                       Number
                                                                                                    of Portfolios
                           Position(s)         Terms of                                            in Fund Complex         Other
                            with the          Office and        Principal Occupation(s)              Overseen By       Directorships
Name and Date of Birth   Trust/Portfolio   Length of Service    During Past Five Years               Trustee(1)            Held
----------------------   ---------------   -----------------    --------------------------------     ---------             ----
William H. Park              Trustee       Trustee since 2003   President and Chief Executive           191                None
9/19/47                                                         Officer, Prizm Capital
                                                                Management, LLC (investment
                                                                management firm) (since 2002).
                                                                Executive Vice President and
                                                                Chief Financial Officer, United
                                                                Asset Management Corporation
                                                                (a holding company owning
                                                                institutional investment
                                                                management firms) (1982-2001).

Ronald A. Pearlman           Trustee       Trustee since 2003   Professor of Law, Georgetown            191                None
7/10/40                                                         University Law Center
                                                                (since 1999).  Tax Partner,
                                                                Covington & Burling, Washington,
                                                                DC (1991-2000).

In connection with the appointment of new Trustees, the members of the Governance Committee (formerly the Nominating Committee), Audit Committee and Special Committee of the Board of Trustees of the Trust and the Portfolio have changed. The new Committee members are as follows:

     Governance Committee: Ms. Stout (Chair), Messrs. Hayes, Park, Pearlman and Reamer.
     Audit Committee: Messrs. Reamer (Chair), Hayes, Park and Ms. Stout.
     Special Committee: Messrs. Hayes (Chair), Park, Pearlman and Reamer.

3. THE FOLLOWING IS ADDED TO THE END OF "MANAGEMENT AND ORGANIZATION":

PROXY VOTING POLICY. The Boards of Trustees of the Trust and Portfolios have adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to each Fund's and Portfolio's investment sub-adviser and adopted the investment sub-adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review each Fund's and Portfolio's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between each Fund's shareholders and the investment sub-adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment sub-adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Boards' Special Committee except as contemplated under the Fund Policy. The Boards' Special Committee will instruct the investment sub-adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment sub-adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders. On all other matters, the investment sub-adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies' guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses.

The investment sub-adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote

4. THE FOLLOWING SUPPLEMENTS "PRINCIPAL UNDERWRITER" UNDER "OTHER SERVICE PROVIDERS":

The Distribution Agreement as it applies to Class A shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class A shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment.

5. THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER "CALCULATION OF NET ASSET VALUE":

The Trustees have established the following procedures for the fair valuation of assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

6. THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER "PURCHASING AND REDEEMING SHARES":

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

Detailed information concerning tax-sheltered plans eligible to purchase Class R shares, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

7. THE SECTION "ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES" UNDER "PURCHASING AND REDEEMING SHARES" IS DELETED.

8. THE FOLLOWING IS ADDED TO THE END OF "PURCHASING AND REDEEMING SHARES":

INFORMATION REGARDING MARKET TIMING AND EXCESSIVE TRADING. The Fund is not intended for market timing or excessive trading. These activities may disrupt portfolio management and increase costs for all shareholders. If an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. The Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determine, in its discretion, that a proposed transaction involves market timing or excessive trading that is potentially detrimental to the Fund. The Fund and the principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason.

The Fund and the principal underwriter have established guidelines concerning the Fund's market timing and excessive trading policies with respect to Fund shares held in accounts maintained and administered by financial intermediaries (such as banks, broker-dealers and retirement plan administrators). These guidelines include standards indicating situations where market timing or excessive trading are considered to be potentially detrimental to the Fund. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the guidelines to accounts under their control.

9. THE FOLLOWING IS ADDED AFTER "PURCHASING AND REDEEMING SHARES":

                                  SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

PURCHASES AT NET ASSET VALUE. Class A and Class I shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value
(1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

STATEMENT OF INTENTION. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the Right of Accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.

Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

RIGHT OF ACCUMULATION. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class D, Class I and/or Class R shares of the Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Shares purchased by an individual, his or her spouse and their children under the age of twenty-one, including shares held in trust or fiduciary accounts for the benefit of any such persons, will be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

DISTRIBUTION AND SERVICE PLANS

The Trust has in effect a Service Plan (the "Class A Plan") for each Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the NASD. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that Class A shares of each Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. Class A service fees are paid quarterly in arrears. For the service fees paid by Class A shares, see Appendix A.

The Trust has in effect a compensation-type Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Class R Plan") for each Fund's Class R shares. The Class R Plan provides for the payment of a monthly distribution fee to the principal underwriter of up to 0.50% of average daily net assets attributable to Class R shares. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% of average daily net assets attributable to Class R shares. Aggregate payments to the principal underwriter under the Class R Plan are limited to those permitted pursuant to a rule of the NASD. The Class R Plan also provides that Class R shares will pay a service fee to the principal underwriter in an amount equal on an annual basis to 0.25% of that portion of average daily net assets attributable to Class R shares for personal services and/or the maintenance of shareholder accounts. Service fees are paid quarterly in arrears. For the distribution and service fees paid by Class R shares, see Appendix C.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on December 10, 2001 and October 20, 2003. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

9. "DISTRIBUTION PLAN" IS DELETED IN ITS ENTIRETY.

10. THE FOLLOWING PARAGRAPH IS ADDED TO "TAXES":

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

11. THE FOLLOWING IS TO "FINANCIAL STATEMENTS":

The unaudited financial statements of the Funds and Portfolios appear in each Fund's most recent semiannual report to shareholders and are incorporated by reference into this SAI. A copy of each semiannual report accompanies this SAI.

12. THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION IS CHANGED TO NOVEMBER 19, 2003.

13. THE FOLLOWING IS ADDED AS A NEW APPENDIX:

                                                                      APPENDIX A

                      Class A Fees, Performance & Ownership

As of the date of this SAI, this Class of each Fund had not yet commenced operations so there is no fee or performance information.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. As of the date of this SAI, Eaton Vance owned one shares of this Class of a Fund, being the only shares of this Class of a Fund outstanding as of such date.


November 19, 2003

                                                                          LGSPIS

[Atlant Capital Logo]                           [Calculator/Pen]


Annual Report September 30, 2002

[NYSE Flag]


                                     ATLANTA
                                     CAPITAL
                                    LARGE-CAP
                                     GROWTH
                                      FUND

[Floor Stock Exhange]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

[PHOTO OF THOMAS E. FAUST JR.]
    Thomas E. Faust Jr.
      Vice President


LETTER TO SHAREHOLDERS

We are pleased to welcome shareholders to the first annual report of Atlanta Capital Large-Cap Growth Fund.

In the period from inception on April 30, 2002, to September 30, 2002, the Fund's Class I shares had a return of -26.00%. That return was the result of a decrease in net asset value per share (NAV) from $10.00 on April 30, 2002 to $7.40 on September 30, 2002.(1) The Fund's Class R shares had a return of -26.10% for the same period, the result of a decrease in net asset value per share (NAV) from $10.00 on April 30, 2002 to $7.39 on September 30, 2002.(1)

For comparison, the Fund's benchmark index, the S&P 500 Index, posted a return of -23.72% for the period from April 30, 2002, to September 30, 2002.(2)

AN UNCERTAIN ECONOMIC RECOVERY MIXED WITH POOR STOCK MARKET PERFORMANCE...

A multitude of factors contributed to the dismal performance of the U.S. equity markets so far in 2002, including geopolitical uncertainties, negative investor sentiment, and fears of a double-dip recession. The third quarter of 2002 marked the worst quarterly broad market decline, as measured by the S&P 500 Index, since the fourth quarter of 1987.(2) Every major domestic benchmark experienced negative returns, with none of the S&P 500 sectors or industry groups registering gains during this period. Volatility and the pace of sector rotation remained at high levels. A subtle change in leadership to growth and large-cap stocks emerged, although small-cap stocks outperformed mid- and large-cap stocks in September 2002.

IN UNPREDICTABLE  MARKETS,  A DIVERSIFIED  PORTFOLIO IS MORE IMPORTANT THAN EVER
....

The high level of volatility in equity markets recently underscores the importance of diversifying across asset classes and, within equities, among investment styles and market capitalizations. We believe that a diversified investment philosophy can help manage risk, and that exposure to large-cap growth stocks is an important part of a broadly diversified investment portfolio. Finally, we believe that the volatility expected in the markets in the near term should help create conditions in which we can leverage our rigorous fundamental research to identify investments that we believe will serve investors well over the longer term.

Eaton Vance acquired a majority interest in Atlanta Capital Management Company L.L.C. in September 2001. The firm, as sub-adviser, brings a wealth of expertise to the day-to-day management of the Fund. In the pages that follow, William R. Hackney, Marilyn R. Irvin, and Daniel W. Boone, members of the Atlanta Capital Management investment team, review the Fund's performance and share their insights into the outlook for large-capitalization stocks.

Sincerely,

/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President
November 1, 2002

--------------------------------------------------------------------------------

Fund Information
as of September 30, 2002

Performance(1)                                   Class I      Class R
---------------------------------------------------------------------
Cumulative Total Returns (at net asset value)
---------------------------------------------------------------------
Life of Fund+                                     -26.00%     -26.10%

+    Inception Dates - Class I: 4/30/02; Class R: 4/30/02

Ten Largest Holdings(3)
---------------------------------
Medtronic, Inc.            3.3%
Aflac Corp.                3.2
Colgate-Palmolive Co.      3.0
Microsoft Corp.            2.9
Franklin Resources, Inc.   2.8
EOG Resources, Inc.        2.7
Merck & Co., Inc.          2.7
Dell Computer Corp.        2.6
General Electric Co.       2.6
Kimberly-Clark Corp.       2.5


(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2)  It is not possible to invest directly in an Index.

(3) Ten largest holdings accounted for 28.3% of the Portfolio's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

MANAGEMENT DISCUSSION

AN INTERVIEW WITH ATLANTA CAPITAL MANAGEMENT'S WILLIAM R. HACKNEY, III, MANAGING PARTNER; MARILYN R. IRVIN, SENIOR VICE PRESIDENT; AND DANIEL W. BOONE, MANAGING PARTNER, WHO COMPRISE THE INVESTMENT TEAM MANAGING LARGE-CAP GROWTH PORTFOLIO

[Graphic Picture]

Marilyn R. Irvin
William R. Hackney, III
Daniel W. Boone, III

Q: Because this is the first report, let's start by talking about how you go about selecting stocks for the Portfolio.

A: MR. HACKNEY: We start by focusing our attention on the largest 1,000 U.S. companies as measured by stock market capitalization. In selecting stocks, we emphasize common stocks of quality growth companies with a demonstrated record of consistent earnings growth. We analyze a company's financial statements and use "financial quality ratings" provided by nationally recognized rating services to assess a company's quality. We seek stocks of companies that we believe are attractively valued in relation to their long-term growth rates and that have sustainable earnings growth. We employ rigorous fundamental analysis of a company's financial trends, products and services, industry conditions, and other factors in evaluating the sustainable earnings growth of a company.

Q: What other factors do you consider in evaluating a company's growth potential?

A: MS. IRVIN: We may consider a catalyst for increased demand for a company's products or services. For example, most everyone knows about the baby boom in the U.S. that followed World War II. As the post-war baby boomers reach middle age, they are driving up the demand for health care services as well as investment- related services. So you will notice that the Portfolio has major positions in pharmaceutical companies like Merck, Pfizer, and Eli Lilly. We also hold major positions in investment-related companies like Mellon Financial, Franklin Resources, and SEI Investments Co. We believe these companies should benefit from the needs of the aging American consumer.

Q: What investment strategies have you employed in the management of the Portfolio?

A: MR. BOONE: Over the course of 2002, we have increased our emphasis on growth/cyclical sectors of the economy, which we expect to benefit from a rebound in economic activity. This would include technology stocks as well as selected stocks in the telecom services, industrial, and basic materials sectors. A sharp downturn in manufacturing and capital spending led us into the recession of 2001 and we believe these sectors will eventually lead the economy to recovery. Consumer spending - particularly for housing and autos
     - did not weaken much in last year's recession and is therefore unlikely to provide much thrust to the economic recovery. In general, we are cautious on the consumer sector of the market because consumer stocks have performed relatively well over the past two years and their earnings growth prospects during the initial phase of an economic recovery may not be as strong as other sectors of the economy.

Five Largest Industry Positions+
--------------------------------
By total net assets

Health Care - Drugs Major         10.5%
Systems Software                   5.7%
Diversified Financial Services     5.5%
Health Care - Equipment            5.5%
Household Products                 5.4%

+    Industry positions subject to change due to active management.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

MANAGEMENT DISCUSSION

Q: You mentioned your recent emphasis on technology stocks. Isn't that a very risky area of the stock market?

A: MR. HACKNEY: Technology stocks have been a very risky area of the stock market for the past three years, but we believe much of the risk has been taken out of this sector. As of September 30th, the technology-heavy NASDAQ Composite index had declined 75% from its peak in March of 2000.* While sales and production trends in the tech sector are still sluggish, the rate of decline in these measures has slowed and in some segments of technology, sales and production are stabilizing or increasing. In many cases, technology hardware and software tend to have short life spans due to technological obsolescence. In a nutshell, businesses will eventually be compelled to upgrade their technology infrastructure in order to remain competitive in world markets.

     That said, it's important for investors to be very selective in their technology investments. For example, the Portfolio's two largest technology holdings are Microsoft and Dell Computer. Each of these companies has little or no debt. Each produces lots of cash, over and above their needs for capital investment and research and development. And each dominates its respective businesses and has been able to record revenue and earnings growth in an otherwise depressed environment for tech spending.

Q: How would you characterize the Fund's performance during its first five months ending September 30, 2002?

A: MR. BOONE: We are, of course, disappointed with the near-term results. The US stock market has been experiencing a broad-based decline since the spring of 2000 and the rate of decline accelerated during the May-September 2002 time period. Relative to the S&P 500 Index, the Portfolio is underweighted in the consumer sectors and overweighted in technology and basic materials.* These sector weights penalized the Portfolio's performance versus the Index during the past few months as we were positioning the Portfolio for an economic recovery and a better stock market environment. On the positive side, the Portfolio is overweighted in the health care sector, relative to the S&P 500, due to strong long-term growth dynamics. This had a favorable impact on performance, as health care stocks were the best-performing sector of the S&P 500 during the September quarter.*

     MS. IRVIN: As you might expect, we have focused more attention on balance sheet strength, corporate governance, and the integrity of corporate financial statements. During the three months ending September 30th, we eliminated two stocks from the Portfolio because of concern about these and other issues. The proceeds from the sales were invested in other technology issues, such as Cisco Systems and Concord EFS. Bank of America, the nation's third largest bank holding company and only "coast-to-coast" commercial bank, replaced Household International in the financial services sector of the Portfolio. Besides Bank of America, one other stock was added to the Portfolio during the quarter: Amgen, one of the nation's largest biotechnology companies. The new position in Amgen further increases the Portfolio's weighting in the health care sector.

Q: In view of past performance or future prospects for the market, do you anticipate any significant changes in the way you invest the Portfolio?

A: MR. HACKNEY: We are long-term investors, not short-term traders, so we generally don't make significant portfolio changes in reaction to near-term volatility in the economy or the stock market. However, we do take advantage of extreme price volatility to add to or trim back positions in various stocks. We believe our current investment strategy and stock selection process will produce competitive results over the long-term.

*    It is not possible to invest directly in an Index.

ATLANTA CAPITAL LARGE-CAP GROWTH  FUND AS OF SEPTEMBER 30, 2002

PERFORMANCE

Comparison of change in value of a $10,000 Investment in Atlanta Capital Large-Cap Growth Fund Class I vs the S&P 500 Index*

Atlanta Capital Large-Cap Growth Fund- Class I
                4/30/02

             Fund          Fund         S&P
           Value at     Value With      500
Date          NAV      Sales Charge    Index
----       --------    -------------  --------
4/30/02       10,000        N/A        10,000
5/31/02        9,950                    9,927
6/30/02        9,180                    9,220
7/31/02        8,470                    8,501
8/31/02        8,360                    8,557
9/30/02        7,400                    7,628

               ---  S&P 500 Index
               ___  Atlanta Capital Large-Cap Growth Fund- Class I



Atlanta Capital Large-Cap Growth Fund- Class R
                4/30/02

Comparison of change in value of a $10,000 Investment in Atlanta Capital Large-Cap Growth Fund Class R vs the S&P 500 Index*

             Fund          Fund         S&P
           Value at     Value With      500
Date          NAV      Sales Charge    Index
----       --------    -------------  --------
4/30/02     10,000         N/A        10,000
5/31/02      9,950                     9,927
6/30/02      9,170                     9,220
7/31/02      8,460                     8,501
8/31/02      8,350                     8,557
9/30/02      7,390                     7,628

               ---  S&P 500 Index
               ___  Atlanta Capital Large-Cap Growth Fund- Class R


Performance**                                      Class I      Class R
-----------------------------------------------------------------------
Cumulative Total Returns (at net asset value)
-----------------------------------------------------------------------
Life of Fund+                                      -26.00%     -26.10%

+    Inception Dates - Class I: 4/30/02; Class R: 4/30/02


*    Source: TowersData, Bethesda, MD. Investment operations commenced 4/30/02.

     The chart compares the Fund's total return with that of the S&P 500 Index, an unmanaged index of stocks commonly used as measure of stock market performance. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund's Class I and Class R shares and in the S&P 500 Index. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES


AS OF SEPTEMBER 30, 2002

Assets
-----------------------------------------------------
Investment in Large-Cap Growth
   Portfolio, at value (identified cost,
   $19,384,980)                           $16,848,961
 Receivable for Fund shares sold               17,058
 Receivable from the Administrator             26,163
 Prepaid expenses                               3,517
-----------------------------------------------------
TOTAL ASSETS                              $16,895,699
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for Fund shares redeemed          $    10,191
Accrued expenses                               15,706
-----------------------------------------------------
TOTAL LIABILITIES                         $    25,897
-----------------------------------------------------
NET ASSETS                                $16,869,802
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $20,849,076
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (1,452,957)
Accumulated undistributed net investment
   income                                       9,702
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                        (2,536,019)
-----------------------------------------------------
TOTAL                                     $16,869,802
-----------------------------------------------------
Class I Shares
-----------------------------------------------------
NET ASSETS                                $16,869,056
SHARES OUTSTANDING                          2,278,915
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      7.40
-----------------------------------------------------
Class R Shares
-----------------------------------------------------
NET ASSETS                                $       746
SHARES OUTSTANDING                                101
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      7.39
-----------------------------------------------------

STATEMENT OF OPERATIONS


FOR THE PERIOD ENDED
SEPTEMBER 30, 2002(1)

Investment Income
-----------------------------------------------------
Dividends allocated from Portfolio        $    91,341
Interest allocated from Portfolio               1,566
Expenses allocated from Portfolio             (76,595)
-----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $    16,312
-----------------------------------------------------

Expenses
-----------------------------------------------------
Distribution and service fees
   Class R                                $         2
Legal and accounting services                  17,193
Registration fees                               6,841
Custodian fee                                   2,979
Printing and postage                            2,279
Transfer and dividend disbursing agent
   fees                                         1,789
Miscellaneous                                   1,690
-----------------------------------------------------
TOTAL EXPENSES                            $    32,773
-----------------------------------------------------
Deduct --
   Allocation of expenses to the
      Administrator                       $    26,163
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    26,163
-----------------------------------------------------

NET EXPENSES                              $     6,610
-----------------------------------------------------

NET INVESTMENT INCOME                     $     9,702
-----------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized loss --
   Investment transactions (identified
      cost basis)                         $(1,452,957)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,452,957)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(2,536,019)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) $(2,536,019)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(3,988,976)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(3,979,274)
-----------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             SEPTEMBER 30, 2002(1)
-----------------------------------------------------------------------
From operations --
   Net investment income                  $              9,702
   Net realized loss                                (1,452,957)
   Net change in unrealized appreciation
      (depreciation) (2,536,019)
-----------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $         (3,979,274)
-----------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class I                             $         22,137,958
      Class R                                            1,010
   Cost of shares redeemed
      Class I                                       (1,289,892)
-----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $         20,849,076
-----------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $         16,869,802
-----------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------
At beginning of period                    $                 --
-----------------------------------------------------------------------
AT END OF PERIOD                          $         16,869,802
-----------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
-----------------------------------------------------------------------
AT END OF PERIOD                          $              9,702
-----------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                              CLASS I
                                  --------------------------------
                                            PERIOD ENDED
                                         SEPTEMBER 30, 2002(1)(2)
------------------------------------------------------------------
Net asset value -- Beginning
   of period                                  $10.000
------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------
Net investment income                         $ 0.004
Net realized and unrealized
   loss                                        (2.604)
------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                    $(2.600)
------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                     $ 7.400
------------------------------------------------------------------

TOTAL RETURN(3)                                (26.00)%
------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                            $16,869
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                               1.00%(5)
   Net investment income                         0.12%(5)
Portfolio Turnover of the
   Portfolio                                       11%
------------------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily
 net assets):
   Expenses(4)                                   1.38%(5)
   Net investment loss                          (0.26)%(5)
Net investment loss per share                 $(0.009)
------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.
(2) Net investment income(loss) per share was computed using average shares outstanding.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                              CLASS R
                                  --------------------------------
                                            PERIOD ENDED
                                       SEPTEMBER 30, 2002(1)(2)
------------------------------------------------------------------
Net asset value -- Beginning
   of period                                  $10.000
------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------
Net investment loss                           $(0.014)
Net realized and unrealized
   loss                                        (2.596)
------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                    $(2.610)
------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                     $ 7.390
------------------------------------------------------------------

TOTAL RETURN(3)                                (26.10)%
------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                            $     1
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                               1.50%(5)
   Net investment loss                          (0.38)%(5)
Portfolio Turnover of the
   Portfolio                                       11%
------------------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(4)                                   1.88%(5)
   Net investment loss                          (0.76)%(5)
Net investment loss per share                 $(0.028)
------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.
(2)  Net   investment   loss  per  share  was  computed   using  average  shares
     outstanding.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS

1    Significant Accounting Policies
-------------------------------------------
     Atlanta Capital Large-Cap Growth Fund (the Fund), is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class I shares and Class R shares are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests of the Large-Cap Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (98.2% at September 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $1,413,315 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2010.

D Other -- Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2    Distributions to Shareholders
-------------------------------------------
     It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income and at least one distribution of all or substantially all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3    Shares of Beneficial Interest
-------------------------------------------
     The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

     beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:


                                                        PERIOD ENDED
    CLASS I                                        SEPTEMBER 30, 2002(1)
    --------------------------------------------------------------------------
    Sales                                                 2,436,688
    Redemptions                                           (157,773)
    --------------------------------------------------------------------------
    NET INCREASE                                          2,278,915
    --------------------------------------------------------------------------

                                                        PERIOD ENDED
    CLASS R                                        SEPTEMBER 30, 2002(1)
    --------------------------------------------------------------------------
    Sales                                                       101
    --------------------------------------------------------------------------
    NET INCREASE                                                101
    --------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002 to September 30, 2002.

     On May 1, 2002, the Fund received an in-kind contribution in return for 1,935,364 Class I shares of the Fund.

4    Transactions with Affiliates
-------------------------------------------
     Eaton Vance Management (EVM) serves as administrator of the Fund but receives no compensation. To enhance the net investment income of the Fund, the Administrator was allocated $26,163 of the Fund's operating expenses for the period from the start of business, April 30, 2002, to September 30, 2002. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5    Distribution Plan
-------------------------------------------
     The Fund has in effect a distribution plan for Class R (Class R Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Class R Plan allows the Fund to pay Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.25% of the Fund's average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. Although there is not the present intention to do so, the Fund could pay distribution fees of up to 0.50% of Class R's average daily net assets annually upon Trustee approval. The Fund paid or accrued $1 for Class R shares to or payable to EVD for the period from the start of business, April 30, 2002 to September 30, 2002, representing 0.25% (annualized) of the average daily net assets for Class R shares.

     The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class R shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the period from the start of business, April 30, 2002 to September 30, 2002 amounted to $1 for Class R shares.

6    Investment Transactions
-------------------------------------------
     Increases and decreases in the Fund's investment in the Portfolio for the period from the start of business, April 30, 2002, to September 30, 2002, aggregated $22,121,910 and $1,300,285, respectively.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF ATLANTA CAPITAL LARGE-CAP GROWTH FUND:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, of Atlanta Capital Large-Cap Growth Fund (the Fund) (one of the series of Eaton Vance Growth Trust) as of September 30, 2002, and the related statement of operations, the statements of changes in net assets and financial highlights for the period from the start of business, April 30, 2002 to September 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Atlanta Capital Large-Cap Growth Fund at September 30, 2002, the results of its operations, the changes in its net assets and its financial highlights for the period from the start of business, April 30, 2002 to September 30, 2002 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 8, 2002

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.6%


SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Advertising -- 1.5%
--------------------------------------------------------------
Interpublic Group Cos., Inc.               16,000  $   253,600
--------------------------------------------------------------
                                                   $   253,600
--------------------------------------------------------------
Aerospace and Defense -- 2.4%
--------------------------------------------------------------
General Dynamics Corp.                      5,000  $   406,650
--------------------------------------------------------------
                                                   $   406,650
--------------------------------------------------------------
Banks -- 2.7%
--------------------------------------------------------------
Bank of America Corp.                       4,200  $   267,960
Mellon Financial Corp.                      7,500      194,475
--------------------------------------------------------------
                                                   $   462,435
--------------------------------------------------------------
Beverages-Soft Drink -- 2.1%
--------------------------------------------------------------
Coca-Cola Company (The)                     7,600  $   364,496
--------------------------------------------------------------
                                                   $   364,496
--------------------------------------------------------------
Biotechnology -- 1.2%
--------------------------------------------------------------
Amgen, Inc.(1)                              5,000  $   208,500
--------------------------------------------------------------
                                                   $   208,500
--------------------------------------------------------------
Chemicals-Diversified -- 1.9%
--------------------------------------------------------------
Engelhard Corp.                            13,700  $   326,471
--------------------------------------------------------------
                                                   $   326,471
--------------------------------------------------------------
Computer Hardware -- 2.6%
--------------------------------------------------------------
Dell Computer Corp.(1)                     19,300  $   453,743
--------------------------------------------------------------
                                                   $   453,743
--------------------------------------------------------------
Computer Storage and Peripheral -- 0.8%
--------------------------------------------------------------
EMC Corp.(1)                               30,400  $   138,928
--------------------------------------------------------------
                                                   $   138,928
--------------------------------------------------------------
Construction-Cement -- 1.9%
--------------------------------------------------------------
Vulcan Materials Co.                        8,900  $   321,824
--------------------------------------------------------------
                                                   $   321,824
--------------------------------------------------------------

SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Diversified Financial Services -- 5.5%
--------------------------------------------------------------
Fannie Mae                                  2,800  $   166,712
Franklin Resources, Inc.                   15,200      472,720
SEI Investments Co.                        12,900      308,052
--------------------------------------------------------------
                                                   $   947,484
--------------------------------------------------------------
Electrical Equipment -- 1.2%
--------------------------------------------------------------
American Power Conversion Corp.(1)         21,800  $   208,408
--------------------------------------------------------------
                                                   $   208,408
--------------------------------------------------------------
Electronic Equipment & Instruments -- 1.4%
--------------------------------------------------------------
Molex Inc.                                 10,100  $   237,552
--------------------------------------------------------------
                                                   $   237,552
--------------------------------------------------------------
General Merchandise -- 3.8%
--------------------------------------------------------------
Family Dollar Stores, Inc.                 13,100  $   352,128
Target Corp.                               10,400      307,008
--------------------------------------------------------------
                                                   $   659,136
--------------------------------------------------------------
Health Care-Drugs Major -- 10.5%
--------------------------------------------------------------
Johnson & Johnson Co.                       4,000  $   216,320
Lilly (Eli) & Co.                           7,000      387,380
Merck & Co., Inc.                          10,000      457,100
Pfizer, Inc.                               13,450      390,319
Schering-Plough Corp.                      16,000      341,120
--------------------------------------------------------------
                                                   $ 1,792,239
--------------------------------------------------------------
Health Care-Equipment -- 5.5%
--------------------------------------------------------------
DENTSPLY International, Inc.                9,300  $   373,581
Medtronic, Inc.                            13,600      572,832
--------------------------------------------------------------
                                                   $   946,413
--------------------------------------------------------------
Health Care-Facility -- 1.7%
--------------------------------------------------------------
Health Management Associates, Inc.,
Class A(1)                                 14,000  $   283,080
--------------------------------------------------------------
                                                   $   283,080
--------------------------------------------------------------
Health Care-Managed Care -- 1.7%
--------------------------------------------------------------
WellPoint Health Networks, Inc.(1)          4,000  $   293,200
--------------------------------------------------------------
                                                   $   293,200
--------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D


SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Household Products -- 5.4%
--------------------------------------------------------------
Colgate-Palmolive Co.                       9,400  $   507,130
Kimberly-Clark Corp.                        7,500      424,800
--------------------------------------------------------------
                                                   $   931,930
--------------------------------------------------------------
Industrial Conglomerates -- 2.6%
--------------------------------------------------------------
General Electric Co.                       18,000  $   443,700
--------------------------------------------------------------
                                                   $   443,700
--------------------------------------------------------------
Industrial Gases -- 1.5%
--------------------------------------------------------------
Praxair, Inc.                               5,000  $   255,550
--------------------------------------------------------------
                                                   $   255,550
--------------------------------------------------------------
Insurance-Life and Health -- 3.2%
--------------------------------------------------------------
Aflac Corp.                                18,000  $   552,420
--------------------------------------------------------------
                                                   $   552,420
--------------------------------------------------------------
Insurance-Multiline -- 3.5%
--------------------------------------------------------------
American International Group, Inc.          6,750  $   369,225
Hartford Financial Services Group, Inc.     5,600      229,600
--------------------------------------------------------------
                                                   $   598,825
--------------------------------------------------------------
IT Consulting and Services -- 0.9%
--------------------------------------------------------------
Electronic Data Systems Corp.              10,700  $   149,586
--------------------------------------------------------------
                                                   $   149,586
--------------------------------------------------------------
Machinery Industrial -- 1.9%
--------------------------------------------------------------
Dover Corp.                                13,100  $   332,478
--------------------------------------------------------------
                                                   $   332,478
--------------------------------------------------------------
Networking Equipment -- 1.9%
--------------------------------------------------------------
Cisco Systems, Inc.(1)                     31,600  $   331,168
--------------------------------------------------------------
                                                   $   331,168
--------------------------------------------------------------
Oil and Gas-Equipment and Services -- 2.0%
--------------------------------------------------------------
Schlumberger Ltd.                           9,000  $   346,140
--------------------------------------------------------------
                                                   $   346,140
--------------------------------------------------------------

SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Oil and Gas-Exploration and Production -- 2.7%
--------------------------------------------------------------
EOG Resources, Inc.                        13,000  $   467,480
--------------------------------------------------------------
                                                   $   467,480
--------------------------------------------------------------
Oil and Gas-Integrated -- 1.9%
--------------------------------------------------------------
ConocoPhillips                              7,000  $   323,680
--------------------------------------------------------------
                                                   $   323,680
--------------------------------------------------------------
Publishing -- 1.9%
--------------------------------------------------------------
Tribune Co.                                 7,900  $   330,299
--------------------------------------------------------------
                                                   $   330,299
--------------------------------------------------------------
Restaurants -- 1.7%
--------------------------------------------------------------
Brinker International, Inc.(1)             11,000  $   284,900
--------------------------------------------------------------
                                                   $   284,900
--------------------------------------------------------------
Retail-Food -- 1.4%
--------------------------------------------------------------
Safeway, Inc.(1)                           11,000  $   245,300
--------------------------------------------------------------
                                                   $   245,300
--------------------------------------------------------------
Retail-Home Improvement -- 1.8%
--------------------------------------------------------------
Home Depot, Inc. (The)                     11,500  $   300,150
--------------------------------------------------------------
                                                   $   300,150
--------------------------------------------------------------
Semiconductors -- 5.2%
--------------------------------------------------------------
Intel Corp.                                27,500  $   381,975
Linear Technology Corp.                    13,400      277,648
QLogic Corp.(1)                             9,000      234,360
--------------------------------------------------------------
                                                   $   893,983
--------------------------------------------------------------
Services-Data Processing -- 1.6%
--------------------------------------------------------------
Concord EFS, Inc.(1)                       17,100  $   271,548
--------------------------------------------------------------
                                                   $   271,548
--------------------------------------------------------------
Systems Software -- 5.7%
--------------------------------------------------------------
Adobe Systems, Inc.                        14,200  $   271,220
Microsoft Corp.(1)                         11,500      503,010
Oracle Corp.(1)                            26,700      209,862
--------------------------------------------------------------
                                                   $   984,092
--------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D


SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Telephone -- 3.4%
--------------------------------------------------------------
SBC Communications, Inc.                   17,000  $   341,700
Verizon Communications, Inc.                8,500      233,240
--------------------------------------------------------------
                                                   $   574,940
--------------------------------------------------------------
Total Common Stocks
   (identified cost $19,504,156)                   $16,922,328
--------------------------------------------------------------
Total Investments -- 98.6%
   (identified cost $19,504,156)                   $16,922,328
--------------------------------------------------------------
Other Assets, Less Liabilities -- 1.4%             $   234,757
--------------------------------------------------------------
Net Assets -- 100.0%                               $17,157,085
--------------------------------------------------------------

(1)  Non-income producing security.

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES


AS OF SEPTEMBER 30, 2002

Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $19,504,156)                           $16,922,328
Cash                                          227,626
Receivable for investments sold                32,587
Interest and dividends receivable              16,950
-----------------------------------------------------
TOTAL ASSETS                              $17,199,491
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $    32,740
Accrued expenses                                9,666
-----------------------------------------------------
TOTAL LIABILITIES                         $    42,406
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $17,157,085
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $19,738,913
Net unrealized depreciation (computed on
   the basis of
   identified cost)                        (2,581,828)
-----------------------------------------------------
TOTAL                                     $17,157,085
-----------------------------------------------------

STATEMENT OF OPERATIONS


FOR THE PERIOD ENDED
SEPTEMBER 30, 2002(1)

Investment Income
-----------------------------------------------------
Dividends                                 $    92,052
Interest                                        1,576
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $    93,628
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    54,329
Legal and accounting services                  19,182
Custodian fee                                   7,318
Miscellaneous                                   1,049
-----------------------------------------------------
TOTAL EXPENSES                            $    81,878
-----------------------------------------------------
Deduct --
   Reduction of investment adviser fee    $     4,730
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     4,730
-----------------------------------------------------

NET EXPENSES                              $    77,148
-----------------------------------------------------

NET INVESTMENT INCOME                     $    16,480
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized loss --
   Investment transactions (identified
      cost basis)                         $(1,455,506)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,455,506)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(2,581,828)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(2,581,828)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(4,037,334)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(4,020,854)
-----------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             SEPTEMBER 30, 2002(1)
-------------------------------------------------------------------
From operations --
   Net investment income                  $             16,480
   Net realized loss                                (1,455,506)
   Net change in unrealized appreciation
      (depreciation) (2,581,828)
-------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $         (4,020,854)
-------------------------------------------------------------------
Capital transactions --
   Contributions                          $         22,385,941
   Withdrawals                                      (1,308,012)
-------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $         21,077,929
-------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $         17,057,075
-------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------
At beginning of period                    $            100,010
-------------------------------------------------------------------
AT END OF PERIOD                          $         17,157,085
-------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA


                                      PERIOD ENDED
                                      SEPTEMBER 30, 2002(1)
-----------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------
Ratios (As a percentage of average
 daily net assets):
   Net expenses                            0.92%(2)
   Net investment income                   0.20%(2)
Portfolio Turnover                           11%
-----------------------------------------------------------
TOTAL RETURN                             (25.97)%
-----------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                      $17,157
-----------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses                                   0.98%(2)
   Net investment income                      0.14%(2)
-----------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.
(2)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS

1    Significant Accounting Policies
-------------------------------------------
Large-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified portfolio of equity securities of companies having market capitalizations that rank in the top 1,000 U.S. companies (large company stocks), emphasizing quality growth companies with a demonstrated record of consistent earnings growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

E Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2    Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------
     The  investment  adviser fee is earned by Boston  Management  and  Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.650% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from the start of business, April 30, 2002 to September 30, 2002, the advisory fee amounted to $54,329. In order to enhance the net investment income of the Portfolio, BMR made a reduction of the investment adviser fee of $4,730. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

     Capital Management Company, L.L.C. (Atlanta Capital), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.400% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, April 30, 2002 to September 30, 2002, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3    Investment Transactions
-------------------------------------------
     Purchases and sales of investments, other than short-term obligations, aggregated $23,130,448 and $2,170,786, respectively, for the period from the start of business, April 30, 2002 to September 30, 2002.

4    Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
     The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $19,544,069
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,964,996
    Gross unrealized depreciation              (4,586,737)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(2,621,741)
    -----------------------------------------------------

5    Line of Credit
-------------------------------------------
     The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period from the start of business, April 30, 2002 to September 30, 2002.

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF LARGE-CAP GROWTH PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Large-Cap Growth Portfolio (the Portfolio) as of September 30, 2002, and the related statement of operations, the statement of changes in net assets and the supplementary data for the period from the start of business, April 30, 2002 to September 30, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of September 30, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Large-Cap Growth Portfolio at September 30, 2002, the results of its operations, the changes in its net assets and the supplementary data for the period from the start of business, April 30, 2002 to September 30, 2002 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 8, 2002

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Growth Trust (the Trust) and Large-Cap Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

INTERESTED TRUSTEE(S)

                        POSITION(S)      TERM OF                                                  NUMBER OF
         NAME            WITH THE       OFFICE AND                                           PORTFOLIOS IN FUND
       AND DATE         TRUST AND       LENGTH OF              PRINCIPAL OCCUPATION(S)        COMPLEX OVERSEEN          OTHER
       OF BIRTH        THE PORTFOLIO     SERVICE                DURING PAST FIVE YEARS          BY TRUSTEE(1)     DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz  Trustee          Trustee of the    President and Chief Executive            185            None
11/28/59                                Trust since       Officer of National Financial
                                        1998; of the      Partners (financial services
                                        Portfolio since   comany) (since April 1999).
                                        2001              President and Chief Operating
                                                          Officer of John A. Levin & Co.
                                                          (registered investment adviser)
                                                          (July 1997 to April 1999) and a
                                                          Director of Baker, Fentress &
                                                          Company, which owns John A. Levin
                                                          & Co. (July 1997 to April 1999).
                                                          Ms. Bibliowicz is an interested
                                                          person because of her affiliation
                                                          with a brokerage firm.

James B. Hawkes        Trustee of       Trustee of the    Chairman, President and Chief Executive  190            Director of EVC
11/9/41                the Trust;       Trust since       Officer of BMR, EVM and their corporate
                       President and    1989; of the      parent and trustee, Eaton Vance Corp.
                       Trustee of the   Portfolio since   (EVC) and Eaton Vance, Inc. (EV),
                       Portfolio        2001              respectively. Director of EV; Vice
                                                          President and Director of EVD. Trustee
                                                          and/or officer of 190 investment
                                                          companies in the Eaton Vance Fund
                                                          Complex. Mr. Hawkes is an interested
                                                          person because of his positions with
                                                          BMR, EVM and EVC, which are affiliates
                                                          of the Trust and the Portfolio.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)      TERM OF                                                  NUMBER OF
         NAME            WITH THE       OFFICE AND                                           PORTFOLIOS IN FUND
       AND DATE         TRUST AND       LENGTH OF              PRINCIPAL OCCUPATION(S)        COMPLEX OVERSEEN          OTHER
       OF BIRTH        THE PORTFOLIO     SERVICE                DURING PAST FIVE YEARS          BY TRUSTEE(1)     DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
Donald R. Dwight       Trustee          Trustee of the    President of Dwight Partners, Inc.       190            Trustee/Director
3/26/31                                 Trust since       (corporate relations and                                of the Royce Funds
                                        1989; of the      communications company).                                (mutual funds)
                                        Portfolio since                                                           consisting of 17
                                        2001                                                                      portfolios

Samuel L. Hayes, III   Trustee          Trustee of the    Jacob H. Schiff Professor of              190           Director of
2/23/35                                 Trust since       Investment Banking Emeritus, Harvard                    Tiffany & Co.
                                        1989; of the      University Graduate School of                           (specialty
                                        Portfolio since   Business Administration.                                retailer) and
                                        2001                                                                      Director of
                                                                                                                  Telect, Inc.
                                                                                                                  (telecommunication
                                                                                                                  services company)

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

MANAGEMENT AND ORGANIZATION CONT'D

                        POSITION(S)      TERM OF                                                  NUMBER OF
         NAME            WITH THE       OFFICE AND                                           PORTFOLIOS IN FUND
       AND DATE         TRUST AND       LENGTH OF              PRINCIPAL OCCUPATION(S)        COMPLEX OVERSEEN          OTHER
       OF BIRTH        THE PORTFOLIO     SERVICE                DURING PAST FIVE YEARS          BY TRUSTEE(1)     DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
Norton H. Reamer       Trustee          Trustee of the    President, Unicorn Corporation (an       190            None
9/21/35                                 Trust since 1989; investment and financial advisory
                                        of the Portfolio  services company) (since September
                                        since 2001        2000). Chairman, Hellman, Jordan
                                                          Management Co., Inc. (an investment
                                                          management company) (since November
                                                          2000). Advisory Director, Berkshire
                                                          Capital Corporation (investment banking
                                                          firm) (since June 2002). Formerly,
                                                          Chairman of the Board, United Asset
                                                          Management Corporation (a holding
                                                          company owning institutional investment
                                                          management firms) and Chairman,
                                                          President and Director, UAM Funds
                                                          (mutual funds).

Lynn A. Stout          Trustee          Trustee of the    Professor of Law, University of          185            None
9/14/57                                 Trust since 1998; California at Los Angeles School of Law
                                        of the Portfolio  (since July 2001). Formerly, Professor
                                        since 2001        of Law, Georgetown University Law
                                                          Center.

Jack L. Treynor        Trustee          Trustee of the    Investment Adviser and Consultant.       170            None
2/21/30                                 Trust since 1989;
                                        of the Portfolio
                                        since 2001


PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                            POSITION(S)                 TERM OF
     NAME                     WITH THE                 OFFICE AND
   AND DATE                  TRUST AND                 LENGTH OF      PRINCIPAL OCCUPATION(S)
   OF BIRTH                THE PORTFOLIO                SERVICE       DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Daniel W. Boone, III     Vice President of the         Since 2001     Managing Partner and member of the Executive Committee of
7/3/44                   Portfolio                                    Atlanta Capital Management Company, L.L.C. (Atlanta Capital).
                                                                      Officer of 1 investment company managed by EVM or BMR.

Gregory L. Coleman       Vice President of the Trust   Since 2001     Partner of Atlanta Capital Management Company, L.L.C. (Atlanta
                                                                      Capital). Officer of 10 investment companies managed by EVM or
                                                                      BMR.

Thomas E. Faust, Jr.     President of the Trust; Vice  President of   Executive Vice President and Chief Investment Officer of EVM
5/31/58                  President of the Portfolio    the Trust      and BMR and President of the Director of EVC. Officer of 50
                                                       since 2002;    investment companies managed by EVM or BMR.
                                                       Vice President
                                                       of the
                                                       Portfolio
                                                       since 2001

William R. Hackney, III  Vice President of the         Since 2001     Managing Partner and member of theExecutive Committee of
4/12/48                  Portfolio                                    Atlanta Capital. Officer of 3 investment companies managed by
                                                                      EVM or BMR.

Marilyn Robinson Irvin   Vice President of the         Since 2001     Senior Vice President and Principal of Atlanta Capital.
6/17/58                  Portfolio                                    Officer of 1 investment company managed by EVM or BMR.

James A. Womack          Vice President of the Trust   Since 2001     Vice President of Atlanta Capital. Officer of 10 investment
11/20/68                                                              companies managed by EVM or BMR.

                            POSITION(S)                 TERM OF
     NAME                     WITH THE                 OFFICE AND
   AND DATE                  TRUST AND                 LENGTH OF      PRINCIPAL OCCUPATION(S)
   OF BIRTH                THE PORTFOLIO                SERVICE       DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Alan R. Dynner           Secretary                     Secretary of   Vice President, Secretary and Chief Legal Officer of BMR, EVM,
10/10/40                                               the Trust      EVD and EVC. Officer of 190 investment companies managed by
                                                       since 1997;    EVM or BMR.
                                                       of the
                                                       Portfolio
                                                       since 2001

Kristin S. Anagnost      Treasurer of the              Since 2002     Assistant Vice President of EVM and BMR. Officer of 109
6/12/65                  Portfolio                                    investment companies managed by EVM or BMR (since January
                                                                      1998). Formerly, manager at Chase Global Funds Services
                                                                      Company.

James L. O'Connor        Treasurer of the Trust        Since 1989     Vice President of BMR, EVM and EVD. Officer of 112 investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

INVESTMENT ADVISER OF LARGE-CAP GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

SUB-ADVISER OF LARGE-CAP GROWTH PORTFOLIO
ATLANTA CAPITAL MANAGEMENT COMPANY, L.L.C.
1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

ADMINISTRATOR OF ATLANTA CAPITAL LARGE-CAP
GROWTH FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022

ATLANTA CAPITAL LARGE-CAP GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


                           EATON VANCE FUNDS
                        EATON VANCE MANAGEMENT
                     BOSTON MANAGEMENT AND RESEARCH
                     EATON VANCE DISTRIBUTORS, INC.

                            PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

1451-11/02                                                               ALCGSRC

[ATLANTA CAPITAL LOGO]

                                             [ADDING MACHINE]

Semiannual Report March 31, 2003

[NYSE FLAG]

                                     ATLANTA
                                     CAPITAL
                                LARGE-CAP GROWTH
                                      FUND

[FLOOR STOCK EXCHANGE]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003
INVESTMENT UPDATE

       [PHOTO]
                               THE INVESTMENT TEAM
                               MANAGING LARGE-CAP
                                GROWTH PORTFOLIO:

   MARILYN R. IRVIN
WILLIAM R. HACKNEY, III
  DANIEL W. BOONE, III
     (NOT PICTURED:
    PAUL J. MARSHALL)


MANAGEMENT DISCUSSION

- Atlanta Capital Large-Cap Growth Fund encountered a gradually improving market environment over the past six months. Interest rates remain low by historic standards. The US economy, as measured by changes in real Gross
     Domestic Product (GDP), registered positive growth for the past five quarters. Corporate profits appear to be on the mend, while the major stock market indexes seem to have "bottomed out," following three consecutive years of declines.

- Against this backdrop, the Fund's Class I and Class R shares posted gains slightly less than their benchmark, the S&P 500 Index, over the past six months.(1) Among the 10 economic sectors constituting the S&P 500, the more economically sensitive information technology and telecommunications sectors recorded the strongest price gains, while the less economically sensitive consumer staples and utility sectors recorded modest declines. The disparate performance of the various sectors suggests that investors were beginning to focus on improving prospects for a more robust economic recovery, following the end of the conflict with Iraq.

- The Large-Cap Growth Portfolio continued to emphasize cyclical growth companies in anticipation of a rebound in the capital spending and manufacturing sectors of the economy. Relative to the S&P 500 Index, the Portfolio maintained overweight positions in the information technology, basic materials and health care sectors.(1) Conversely, the Portfolio maintained underweight positions in the consumer staples, consumer discretionary, and finance sectors. Overall, the Portfolio sector weightings had a favorable impact on performance during the period.

- The Portfolio's technology issues generally posted the strongest price gains, and stock selection within the universe of technology-related stocks was favorable. On the downside, several of the Portfolio's insurance, computer services, beverage, pharmaceutical, and household products stocks declined in price. As a result, stock performance was moderately unfavorable in the finance, consumer staples, and health care sectors, as well as for the Portfolio overall.

- During the period, the Portfolio's sector weighting in the energy and telecommunications sectors was reduced due to growing concerns about weaker oil prices following the Iraq conflict and a poor regulatory environment for large telecommunications providers.

THE FUND

The Past Six Months

- During the six months ended March 31, 2003, the Fund's Class I shares had a total return of 4.59%. This return was the result of an increase in net asset value (NAV) to $7.73 on March 31, 2003 from $7.40 on September 30, 2002, and the reinvestment of $0.010 per share in dividend income.(2) The Fund's Class R shares had a total return of 4.33%, the result of an increase in net asset value (NAV) to $7.71 from $7.39 during the same period.(2)

- For comparison, the Fund's benchmark index, the S&P 500 Index, had a total return of 5.01%, for the six months ended March 31, 2003.(1)

--------------------------------------------------------------------------------
THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND ATLANTA CAPITAL MANAGEMENT DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF MARCH 31, 2003


PERFORMANCE(2)                                   CLASS I      CLASS R
----------------------------------------------------------------------

Cumulative Total Returns (at net asset value)
Life of Fund+                                    -22.61%      -22.90%

+    Inception Dates - Class I: 4/30/02; Class R: 4/30/02

-------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
-------------------------------------------------------------------------------


TEN LARGEST HOLDINGS(3)  BY TOTAL NET ASSETS
---------------------------------------------------------------

Microsoft Corp.                                    3.3%
General Electric Co.                               3.3
Pfizer, Inc.                                       3.2
Dell Computer Corp.                                2.8
Linear Technology Corp.                            2.8
Merck & Co., Inc.                                  2.8
Cisco Systems, Inc.                                2.8
Intel Corp.                                        2.7
Medtronic, Inc.                                    2.7
Bank of America Corp.                              2.6

(1)  IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. CLASSES I AND R HAVE NO SALES CHARGE.

(3) TEN LARGEST HOLDINGS ACCOUNTED FOR 29.0% OF THE PORTFOLIO'S TOTAL NET ASSETS. HOLDINGS ARE SUBJECT TO CHANGE.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES


AS OF MARCH 31, 2003

Assets
---------------------------------------------------------------------
Investment in Large-Cap Growth Portfolio, at value
   (identified cost, $19,996,107)                        $ 19,157,209
Receivable for Fund shares sold                                 9,773
Receivable from the Administrator                               3,036
---------------------------------------------------------------------
TOTAL ASSETS                                             $ 19,170,018
---------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------
Payable for Fund shares redeemed                         $     10,539
Accrued expenses                                               12,868
---------------------------------------------------------------------
TOTAL LIABILITIES                                        $     23,407
---------------------------------------------------------------------
NET ASSETS                                               $ 19,146,611
---------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------
Paid-in capital                                          $ 22,489,905
Accumulated net realized loss from Portfolio (computed
   on the basis of identified cost)                        (2,522,407)
Accumulated undistributed net investment income                18,011
Net unrealized depreciation from Portfolio (computed on
   the basis of identified cost)                             (838,898)
---------------------------------------------------------------------
TOTAL                                                    $ 19,146,611
---------------------------------------------------------------------

Class I Shares
---------------------------------------------------------------------
NET ASSETS                                               $ 19,145,832
SHARES OUTSTANDING                                          2,475,411
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets DIVIDED BY shares of beneficial
      interest outstanding)                              $       7.73
---------------------------------------------------------------------

lass R Shares
---------------------------------------------------------------------
NET ASSETS                                               $        779
SHARES OUTSTANDING                                                101
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of beneficial
      interest outstanding)                              $       7.71
---------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2003

Investment Income
---------------------------------------------------------------------
Dividends allocated from Portfolio                       $    121,805
Interest allocated from Portfolio                                 895
Expenses allocated from Portfolio                             (70,344)
---------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                     $     52,356
---------------------------------------------------------------------

Expenses
---------------------------------------------------------------------
Trustees' fees and expenses                              $         93
Distribution and service fees
   Class R                                                          2
Legal and accounting services                                   7,105
Custodian fee                                                   6,320
Registration fees                                               5,536
Transfer and dividend disbursing agent fees                     3,425
Printing and postage                                            1,836
Miscellaneous                                                     980
---------------------------------------------------------------------
TOTAL EXPENSES                                           $     25,297
---------------------------------------------------------------------
Deduct --
   Preliminary allocation of expenses to the
      Administrator                                      $      3,036
---------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                 $      3,036
---------------------------------------------------------------------
NET EXPENSES                                             $     22,261
---------------------------------------------------------------------
NET INVESTMENT INCOME                                    $     30,095
---------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
---------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)       $ (1,069,450)
---------------------------------------------------------------------
NET REALIZED LOSS                                        $ (1,069,450)
---------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                   $  1,697,121
---------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)     $  1,697,121
---------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                         $    627,671
---------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS               $    657,766
---------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                         SIX MONTHS ENDED
INCREASE (DECREASE)                      MARCH 31, 2003    YEAR ENDED
IN NET ASSETS                            (UNAUDITED)       SEPTEMBER 30, 2002(1)
--------------------------------------------------------------------------------
From operations --
 Net investment income                   $     30,095        $      9,702
 Net realized loss                         (1,069,450)         (1,452,957)
 Net change in unrealized appreciation
  (depreciation)                            1,697,121          (2,536,019)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                         $    657,766        $ (3,979,274)
--------------------------------------------------------------------------------
Distributions to shareholders --
 From net investment income
  Class I                                $    (21,786)       $         --
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS      $    (21,786)       $         --
--------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
 Proceeds from sale of shares
  Class I                                $  3,951,855        $ 22,137,958
  Class R                                          --               1,010
 Net asset value of shares issued to shareholders in payment of distributions declared
   Class I                                     21,786                  --
  Cost of shares redeemed
   Class I                                 (2,332,812)         (1,289,892)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE
 TRANSACTIONS                            $  1,640,829        $ 20,849,076
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS               $  2,276,809        $ 16,869,802
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                   $ 16,869,802        $         --
--------------------------------------------------------------------------------
AT END OF PERIOD                         $ 19,146,611        $ 16,869,802
--------------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
--------------------------------------------------------------------------------
AT END OF PERIOD                         $     18,011        $      9,702
--------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS I
                                  --------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ------------------------
                                  (UNAUDITED)(1)             2002(1)(2)

------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 7.400                 $10.000
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment income                 $ 0.013                 $ 0.004
Net realized and unrealized
   gain (loss)                          0.327                  (2.604)
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.340                 $(2.600)
------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------
From net investment income            $(0.010)                $    --
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.010)                $    --
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 7.730                 $ 7.400
------------------------------------------------------------------------------

TOTAL RETURN(3)                          4.59%                 (26.00)%
------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $19,146                 $16,869
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       1.00%(5)                1.00%(5)
   Net investment income                 0.32%(5)                0.12%(5)
Portfolio Turnover of the
   Portfolio                               15%                     11%
------------------------------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(4)                           1.13%(5)                1.38%(5)
   Net investment income
      (loss)                             0.19%(5)               (0.26)%(5)
Net investment income (loss)
   per share                          $ 0.008                 $(0.009)
------------------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) For the period from the start of business, April 30, 2002 to September 30, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS R
                                  --------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ------------------------
                                  (UNAUDITED)(1)             2002(1)(2)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 7.390                 $10.000
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment loss                   $(0.008)                $(0.014)
Net realized and unrealized
   gain (loss)                          0.328                  (2.596)
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.320                 $(2.610)
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 7.710                 $ 7.390
------------------------------------------------------------------------------

TOTAL RETURN(3)                          4.33%                 (26.10)%
------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $     1                 $     1
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       1.50%(5)                1.50%(5)
   Net investment loss                  (0.19)%(5)              (0.38)%(5)
Portfolio Turnover of the
   Portfolio                               15%                     11%
------------------------------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(4)                           1.63%(5)                1.88%(5)
   Net investment loss                  (0.32)%(5)              (0.76)%(5)
Net investment loss per share         $(0.013)                $(0.028)
------------------------------------------------------------------------------

(1)  Net   investment   loss  per  share  was  computed   using  average  shares
     outstanding.
(2) For the period from the start of business, April 30, 2002 to September 30, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1    Significant Accounting Policies
-------------------------------------------
     Atlanta Capital Large-Cap Growth Fund (the Fund), is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class R shares and Class I shares are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Large-Cap Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (97.8% at March 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2002, the Fund, for federal income tax purposes, had a capital loss carry over of $1,413,315 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2010.

D Other -- Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F Interim Financial Statements -- The interim financial statements relating to March 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2    Distributions to Shareholders
-------------------------------------------
     It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income and at least one distribution of all or substantially all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3    Shares of Beneficial Interest
-------------------------------------------
     The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                         SIX MONTHS ENDED
                                         MARCH 31, 2003    YEAR ENDED
CLASS I                                  (UNAUDITED)       SEPTEMBER 30, 2002(1)
--------------------------------------------------------------------------------
Sales                                       489,478                 2,436,688
Issued to shareholders electing to
 receive payments of distributions in
Fund shares                                   2,727                        --
Redemptions                                (295,709)                 (157,773)
--------------------------------------------------------------------------------
NET INCREASE                                196,496                 2,278,915
--------------------------------------------------------------------------------

                                         SIX MONTHS ENDED
                                         MARCH 31, 2003    YEAR ENDED
    CLASS R                              (UNAUDITED)       SEPTEMBER 30, 2002(1)
--------------------------------------------------------------------------------
Sales                                            --                       101
--------------------------------------------------------------------------------
NET INCREASE                                     --                       101
--------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002 to September 30, 2002.

     On May 1, 2002, the Fund received an in-kind contribution in return for 1,935,364 Class I shares of the Fund.

4    Transactions with Affiliates
-------------------------------------------
     Eaton Vance Management (EVM) serves as administrator of the Fund but receives no compensation. To enhance the net investment income of the Fund, the Administrator was allocated $3,036 of the Fund's operating expenses for the six months ended March 31, 2003. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. For the six months ended March 31, 2003, no significant amounts have been earned. Certain officers and Trustees of the Fund are officers of the above organizations.

5    Distribution and Service Plans
-------------------------------------------
     The Fund has in effect a distribution plan for Class R (Class R Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Class R Plan allows the Fund to pay Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.25% of the Fund's average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. Although there is not the present intention to do so, the Fund could pay distribution fees of up to 0.50% of Class R's average daily net assets annually upon Trustee approval. The Fund paid or accrued $1 for Class R shares to or payable to EVD for the six months ended March 31, 2003, representing 0.25% (annualized) of the average daily net assets for Class R shares.

     The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class R shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the six months ended March 31, 2003 amounted to $1 for Class R shares.

6    Investment Transactions
-------------------------------------------
     Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2003, aggregated $3,959,139 and $2,330,918, respectively.

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 98.6%

SECURITY                                  SHARES     VALUE
---------------------------------------------------------------
Aerospace and Defense -- 2.0%
---------------------------------------------------------------
General Dynamics Corp.                     7,000   $    385,490
---------------------------------------------------------------
                                                   $    385,490
---------------------------------------------------------------
Banks -- 2.6%
---------------------------------------------------------------
Bank of America Corp.                      7,500   $    501,300
---------------------------------------------------------------
                                                   $    501,300
---------------------------------------------------------------
Beverages - Soft Drink -- 2.5%
---------------------------------------------------------------
Coca-Cola Company (The)                   12,100   $    489,808
---------------------------------------------------------------
                                                   $    489,808
---------------------------------------------------------------
Biotechnology -- 1.8%
---------------------------------------------------------------
Amgen, Inc.(1)                             6,000   $    345,300
---------------------------------------------------------------
                                                   $    345,300
---------------------------------------------------------------
Computer Hardware -- 2.8%
---------------------------------------------------------------
Dell Computer Corp.(1)                    20,300   $    554,393
---------------------------------------------------------------
                                                   $    554,393
---------------------------------------------------------------
Computer Storage and Peripheral -- 1.6%
---------------------------------------------------------------
EMC Corp.(1)                              42,400   $    306,552
---------------------------------------------------------------
                                                   $    306,552
---------------------------------------------------------------
Construction - Cement -- 1.1%
---------------------------------------------------------------
Vulcan Materials Co.                       6,900   $    208,587
---------------------------------------------------------------
                                                   $    208,587
---------------------------------------------------------------
Diversified Financial Services -- 5.6%
---------------------------------------------------------------
Fannie Mae                                 3,800   $    248,330
Franklin Resources, Inc.                  15,200        500,232
SEI Investments Co.                       13,400        351,080
---------------------------------------------------------------
                                                   $  1,099,642
---------------------------------------------------------------
Electrical Equipment -- 1.4%
---------------------------------------------------------------
American Power Conversion Corp.(1)        18,800   $    267,712
---------------------------------------------------------------
                                                   $    267,712
---------------------------------------------------------------


SECURITY                                  SHARES   VALUE
---------------------------------------------------------------
Electronic Equipment & Instruments -- 1.5%
---------------------------------------------------------------
Molex Inc.                                14,100   $    302,868
---------------------------------------------------------------
                                                   $    302,868
---------------------------------------------------------------
General Merchandise -- 5.6%
---------------------------------------------------------------
Family Dollar Stores, Inc.                13,100   $    404,528
Target Corp.                              12,400        362,824
Wal-Mart Stores, Inc.                      6,500        338,195
---------------------------------------------------------------
                                                   $  1,105,547
---------------------------------------------------------------
Health and Personal Care -- 1.2%
---------------------------------------------------------------
Estee Lauder Companies, Inc. (The)         8,000   $    242,880
---------------------------------------------------------------
                                                   $    242,880
---------------------------------------------------------------
Health Care - Drugs Major -- 11.9%
---------------------------------------------------------------
Johnson & Johnson Co.                      7,000   $    405,090
Lilly (Eli) & Co.                          7,000        400,050
Merck & Co., Inc.                         10,000        547,800
Pfizer, Inc.                              19,950        621,642
Schering-Plough Corp.                     20,000        356,600
---------------------------------------------------------------
                                                   $  2,331,182
---------------------------------------------------------------
Health Care - Equipment -- 4.0%
---------------------------------------------------------------
DENTSPLY International, Inc.               7,300   $    253,967
Medtronic, Inc.                           11,600        523,392
---------------------------------------------------------------
                                                   $    777,359
---------------------------------------------------------------
Health Care - Facility -- 1.6%
---------------------------------------------------------------
Health Management Associates, Inc.,
Class A                                   16,500   $    313,500
---------------------------------------------------------------
                                                   $    313,500
---------------------------------------------------------------
Health Care - Managed Care -- 1.8%
---------------------------------------------------------------
WellPoint Health Networks, Inc.(1)         4,500   $    345,375
---------------------------------------------------------------
                                                   $    345,375
---------------------------------------------------------------
Household Products -- 2.1%
---------------------------------------------------------------
Colgate-Palmolive Co.                      7,400   $    402,856
---------------------------------------------------------------
                                                   $    402,856
---------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D


SECURITY                                  SHARES   VALUE
---------------------------------------------------------------
Industrial Conglomerates -- 3.2%
---------------------------------------------------------------
General Electric Co.                      25,000   $    637,500
---------------------------------------------------------------
                                                   $    637,500
---------------------------------------------------------------
Industrial Gases -- 1.0%
---------------------------------------------------------------
Praxair, Inc.                              3,500   $    197,225
---------------------------------------------------------------
                                                   $    197,225
---------------------------------------------------------------
Insurance - Life and Health -- 2.3%
---------------------------------------------------------------
Aflac Corp.                               14,000   $    448,701
---------------------------------------------------------------
                                                   $    448,701
---------------------------------------------------------------
Insurance - Multiline -- 3.9%
---------------------------------------------------------------
American International Group, Inc.         9,250   $    457,412
Hartford Financial Services Group, Inc.    8,600        303,494
---------------------------------------------------------------
                                                   $    760,906
---------------------------------------------------------------
IT Consulting and Services -- 1.6%
---------------------------------------------------------------
Fiserv, Inc.(1)                           10,000   $    314,800
---------------------------------------------------------------
                                                   $    314,800
---------------------------------------------------------------
Machinery - Industrial -- 1.7%
---------------------------------------------------------------
Dover Corp.                               14,100   $    341,502
---------------------------------------------------------------
                                                   $    341,502
---------------------------------------------------------------
Metals - Industrial -- 1.5%
---------------------------------------------------------------
Nucor Corp.                                7,500   $    286,275
---------------------------------------------------------------
                                                   $    286,275
---------------------------------------------------------------
Networking Equipment -- 2.8%
---------------------------------------------------------------
Cisco Systems, Inc.(1)                    41,600   $    539,968
---------------------------------------------------------------
                                                   $    539,968
---------------------------------------------------------------
Oil and Gas - Exploration and Production -- 2.4%
---------------------------------------------------------------
EOG Resources, Inc.                       12,000   $    474,720
---------------------------------------------------------------
                                                   $    474,720
---------------------------------------------------------------
Oil and Gas - Integrated -- 2.3%
---------------------------------------------------------------
ConocoPhillips                             4,000   $    214,400


SECURITY                                  SHARES   VALUE
---------------------------------------------------------------

Oil and Gas - Integrated (continued)
---------------------------------------------------------------
Exxon Mobil Corp.                          6,800        237,660
---------------------------------------------------------------
                                                   $    452,060
---------------------------------------------------------------
Publishing -- 1.8%
---------------------------------------------------------------
Tribune Co.                                7,900   $    355,579
---------------------------------------------------------------
                                                   $    355,579
---------------------------------------------------------------
Restaurants -- 1.7%
---------------------------------------------------------------
Brinker International, Inc.(1)            11,000   $    335,500
---------------------------------------------------------------
                                                   $    335,500
---------------------------------------------------------------
Retail - Food and Drug -- 1.2%
---------------------------------------------------------------
Walgreen Co.                               8,000   $    235,840
---------------------------------------------------------------
                                                   $    235,840
---------------------------------------------------------------
Retail - Home Improvement -- 2.0%
---------------------------------------------------------------
Home Depot, Inc. (The)                    16,500   $    401,940
---------------------------------------------------------------
                                                   $    401,940
---------------------------------------------------------------
Retail - Specialty and Apparel -- 1.2%
---------------------------------------------------------------
Bed Bath and Beyond, Inc.(1)               7,000   $    241,780
---------------------------------------------------------------
                                                   $    241,780
---------------------------------------------------------------
Semiconductors -- 7.4%
---------------------------------------------------------------
Intel Corp.                               32,500   $    529,100
Linear Technology Corp.                   17,900        552,573
QLogic Corp.(1)                           10,000        371,400
---------------------------------------------------------------
                                                   $  1,453,073
---------------------------------------------------------------
Services - Data Processing -- 0.9%
---------------------------------------------------------------
Concord EFS, Inc.(1)                      18,100   $    170,140
---------------------------------------------------------------
                                                   $    170,140
---------------------------------------------------------------
Systems Software -- 5.4%
---------------------------------------------------------------
Adobe Systems, Inc.                       13,200   $    406,956
Microsoft Corp.                           27,000        653,670
---------------------------------------------------------------
                                                   $  1,060,626
---------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D


SECURITY                                  SHARES   VALUE
---------------------------------------------------------------
Telephone -- 3.2%
---------------------------------------------------------------
SBC Communications, Inc.                  16,000   $    320,960
Verizon Communications, Inc.               8,500        300,475
---------------------------------------------------------------
                                                   $    621,435
---------------------------------------------------------------
Total Common Stocks
   (identified cost $20,201,618)                   $ 19,309,921
---------------------------------------------------------------
Total Investments -- 98.6%
   (identified cost $20,201,618)                   $ 19,309,921
---------------------------------------------------------------
Other Assets, Less Liabilities -- 1.4%             $    274,441
---------------------------------------------------------------
Net Assets -- 100.0%                               $ 19,584,362
---------------------------------------------------------------

(1)  Non-income producing security.

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES


AS OF MARCH 31, 2003

Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $20,201,618)         $19,309,921
Cash                                          204,277
Receivable for investments sold                62,298
Interest and dividends receivable              22,280
Prepaid expenses                                   33
-----------------------------------------------------
TOTAL ASSETS                              $19,598,809
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Accrued expenses                          $    14,447
-----------------------------------------------------
TOTAL LIABILITIES                         $    14,447
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $19,584,362
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $20,476,059
Net unrealized depreciation (computed on
   the basis of
   identified cost)                          (891,697)
-----------------------------------------------------
TOTAL                                     $19,584,362
-----------------------------------------------------


STATEMENT OF OPERATIONS


FOR THE SIX MONTHS ENDED
MARCH 31, 2003

Investment Income
-----------------------------------------------------
Dividends                                 $   125,333
Interest                                          927
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   126,260
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    62,217
Trustees' fees and expenses                        93
Custodian fee                                  10,843
Legal and accounting services                   8,695
Miscellaneous                                     138
-----------------------------------------------------
TOTAL EXPENSES                            $    81,986
-----------------------------------------------------
Deduct --
   Preliminary reduction of investment
      adviser fee                         $     9,510
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     9,510
-----------------------------------------------------

NET EXPENSES                              $    72,476
-----------------------------------------------------

NET INVESTMENT INCOME                     $    53,784
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,089,810)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,089,810)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 1,690,131
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 1,690,131
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $   600,321
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   654,105
-----------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS


                                        SIX MONTHS ENDED
INCREASE (DECREASE)                     MARCH 31, 2003     YEAR ENDED
IN NET ASSETS                           (UNAUDITED)        SEPTEMBER 30, 2002(1)
--------------------------------------------------------------------------------
From operations --
 Net investment income                  $         53,784    $            16,480
 Net realized loss                            (1,089,810)            (1,455,506)
 Net change in unrealized appreciation
  (depreciation)                               1,690,131             (2,581,828)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                        $        654,105    $        (4,020,854)
--------------------------------------------------------------------------------
Capital transactions --
 Contributions                          $      5,023,851    $        22,385,941
 Withdrawals                                  (3,250,679)            (1,308,012)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
 TRANSACTIONS                           $      1,773,172    $        21,077,929
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS              $      2,427,277    $        17,057,075
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                  $     17,157,085    $           100,010
--------------------------------------------------------------------------------
AT END OF PERIOD                        $     19,584,362    $        17,157,085
--------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED
                                   MARCH 31, 2003      YEAR ENDED SEPTEMBER 30,
                                     (UNAUDITED)              2002(1)
--------------------------------------------------------------------------------
Ratios/Supplemental Data+
--------------------------------------------------------------------------------
Ratios (As a percentage of average
 daily net assets):
   Net expenses                        0.76%(2)              0.92%(2)
   Net investment income               0.56%(2)              0.20%(2)
Portfolio Turnover                       15%                   11%
--------------------------------------------------------------------------------
TOTAL RETURN                           4.71%               (25.97)%
--------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
 (000'S OMITTED)                    $19,584               $17,157
--------------------------------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average
 daily net assets):
   Expenses                            0.86%(2)              0.98%(2)
   Net investment income               0.46%(2)              0.14%(2)
--------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002 to September 30, 2002.
(2)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1    Significant Accounting Policies
-------------------------------------------
     Large-Cap   Growth  Portfolio  (the  Portfolio)  is  registered  under  the
     Investment  Company Act of 1940,  as amended,  as a  diversified,  open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified portfolio of equity securities of companies having market capitalizations that rank in the top 1,000 U.S. companies (large company stocks), emphasizing quality growth companies with a demonstrated record of consistent earnings growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2003, the Eaton Vance Large-Cap Growth Fund and the Atlanta Capital Large-Cap Growth Fund held 1.8% and 97.8% interests in the Portfolio, respectively. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

E Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Interim Financial Statements -- The interim financial statements relating to March 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2    Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
     The  investment  adviser fee is earned by Boston  Management  and  Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.650% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended March 31, 2003, the advisory fee amounted to $62,217. In order to enhance the net investment income of the Portfolio, BMR made a reduction of the investment adviser fee of $9,510. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management LLC (Atlanta Capital), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.400% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3    Investment Transactions
--------------------------------
     Purchases and sales of investments, other than short-term obligations, aggregated $4,656,336 and $2,869,064 respectively, for the six months ended March 31, 2003.

4    Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
--------------------------------------------------------------------------
     The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $20,201,618
    -----------------------------------------------------
    Gross unrealized appreciation             $ 2,216,755
    Gross unrealized depreciation              (3,108,452)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (891,697)
    -----------------------------------------------------

5    Line of Credit
-------------------------------------------
     The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2003.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

INVESTMENT MANAGEMENT

ATLANTA CAPITAL LARGE-CAP GROWTH FUND

OFFICERS

Thomas E. Faust Jr.
President

Gregory L. Coleman
Vice President

James A. Womack
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

TRUSTEES

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

James B. Hawkes
Chairman, President and Chief Executive
Officer of Eaton Vance Corp.
and officer and/or director of its subsidiaries

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

LARGE-CAP GROWTH PORTFOLIO

OFFICERS

James B. Hawkes
President and Trustee

Daniel W. Boone, III
Vice President

Thomas E. Faust Jr.
Vice President

William R. Hackney, III
Vice President

Paul J. Marshall
Vice President

Marilyn Robinson Irvin
Vice President

Kristin S. Anagnost
Treasurer

Alan R. Dynner
Secretary

TRUSTEES

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Banking
Emeritus, Harvard University Graduate
School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF LARGE-CAP GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

SUB-ADVISER OF LARGE-CAP GROWTH PORTFOLIO
ATLANTA CAPITAL MANAGEMENT LLC
1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

ADMINISTRATOR OF ATLANTA CAPITAL LARGE-CAP GROWTH FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


ATLANTA CAPITAL LARGE-CAP GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

--------------------------------------------------------------------------------
       THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS
         WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING
           ITS SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS
                   CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
--------------------------------------------------------------------------------
1451-5/03                                                                ALCGSRC

[ATLANTA CAPITAL LOGO]

[GRAPHIC OF PEN/CALCULATOR]

ANNUAL REPORT SEPTEMBER 30, 2002

ATLANTA CAPITAL SMALL-CAP FUND

[GRAPHIC OF NYSE FLAG]

[GRAPHIC OF FLOOR STOCK EXCHANGE]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]
Thomas E. Faust Jr.
President

We are pleased to welcome shareholders to the first annual report of Atlanta Capital Small-Cap Fund.

In the period from inception on April 30, 2002, to September 30, 2002, the Fund's Class I shares had a return of -22.90%. That return was the result of a decrease in net asset value per share (NAV) from $10.00 on April 30, 2002 to $7.71 on September 30, 2002.(1) The Fund's Class R shares had a return of -23.00% for the same period, the result of a decrease in net asset value per share (NAV) from $10.00 on April 30, 2002 to $7.70 on September 30, 2002.(1)

For comparison, the Fund's benchmark index, the Russell 2000 Index, posted a return of -28.62% for the period from April 30, 2002, to September 30, 2002.(2)

AN UNCERTAIN ECONOMIC RECOVERY MIXED WITH POOR STOCK MARKET PERFORMANCE...

A multitude of factors contributed to the dismal performance of the U.S. equity markets so far in 2002, including geopolitical uncertainties, negative investor sentiment, and fears of a double-dip recession. The third quarter of 2002 marked the worst quarterly broad market decline, as measured by the S&P 500 Index, since the fourth quarter of 1987.(2) Every major domestic benchmark experienced negative returns, with none of the S&P 500 sectors or industry groups registering gains during this period. Volatility and the pace of sector rotation remained at high levels. A subtle change in leadership to growth and large-cap stocks emerged, although small-cap stocks outperformed mid- and large-cap stocks in September 2002.

IN UNPREDICTABLE MARKETS, A DIVERSIFIED PORTFOLIO IS MORE IMPORTANT THAN EVER...

The recent high level of volatility in equity markets underscores the importance of diversifying across asset classes and, within equities, among investment styles and market capitalizations. We believe that a diversified investment philosophy can help manage risk, and that exposure to small-cap stocks is an important part of a broadly diversified investment portfolio. Finally, we believe that the volatility expected in the markets in the near term should help create conditions in which we can leverage our rigorous fundamental research to identify investments that we believe will serve investors well over the longer term.

Eaton Vance acquired a majority interest in Atlanta Capital Management Company, L.L.C., in September 2001. The firm, as sub-adviser, brings a wealth of expertise to the day-to-day management of the Fund. In the pages that follow, Paul J. Marshall, William R. Hackney, and Charles B. Reed, members of the Atlanta Capital Management investment team, review the Fund's performance and share their insights into the outlook for small-capitalization stocks.

                                           Sincerely,


                                           /s/ Thomas E. Faust Jr.
                                           -----------------------
                                           Thomas E. Faust Jr.
                                           President
                                           November 1, 2002

FUND INFORMATION
AS OF SEPTEMBER 30, 2002


PERFORMANCE(1)                                    CLASS I       CLASS R
--------------------------------------------------------------------------------
CUMULATIVE TOTAL RETURNS (AT NET ASSET VALUE)
--------------------------------------------------------------------------------
Life of Fund+                                     -22.90%       -23.00%

+    Inception Dates - Class I: 4/30/02; Class R: 4/30/02


TEN LARGEST HOLDINGS(3)
----------------------------------------------
Financial Federal Corp.                   3.0%
Universal Health Services, Inc., Class B  2.7
ALLETE, Inc.                              2.7
Landauer, Inc.                            2.6
ICU Medical, Inc.                         2.6
Aaron Rents, Inc.                         2.4
Florida Rock Industries, Inc.             2.4
National Instruments Corp.                2.4
Affiliated Managers Group, Inc.           2.4
Seacost Banking Corp. of Florida          2.3

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2)  It is not possible to invest directly in an Index.

(3) Ten largest holdings accounted for 25.5% of the Portfolio's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

MANAGEMENT DISCUSSION

AN INTERVIEW WITH ATLANTA CAPITAL MANAGEMENT'S PAUL J. MARSHALL, VICE PRESIDENT AND DIRECTOR OF RESEARCH; WILLIAM R. HACKNEY, III, MANAGING PARTNER; AND CHARLES
B. REED, VICE PRESIDENT, WHO COMPRISE THE INVESTMENT TEAM MANAGING SMALL-CAP PORTFOLIO

[PHOTO OF PAUL J. MARSHALL, WILLIAM R. HACKNEY, III, AND CHARLES B. REED] Paul J. Marshall
William R. Hackney, III
Charles B. Reed

Q: HOW WOULD YOU SUMMARIZE THE FUND'S PERFORMANCE FOR THE PERIOD ENDED SEPTEMBER 30, 2002?

A: MR. REED: Small capitalization stocks, like stocks in most equity market segments, posted sharp declines during the past six months. For the three months ending September 30th, there was literally no place to hide in the stock market: all economic sectors of the market posted losses and the popular market indexes, such as the Dow Jones Industrial Average and the Nasdaq Composite, hit multi-year lows.* Tension over the possibility of a war with Iraq and the continuing news about corporate scandals made investors quite nervous.

     Despite all the bad headlines, the Portfolio performed well relative to its benchmark, the Russell 2000 Index, which had a return of -28.62% for the period from April 30, 2002, to September 30, 2002.* We believe that our philosophy of investing in a broadly diversified list of quality small companies helped insulate the Portfolio from the worst of the decline.

Q: WOULD YOU EXPAND MORE ON THE TYPES OF STOCKS THAT ARE INCLUDED IN THE PORTFOLIO?

A: MR. MARSHALL: The Portfolio invests in companies that have a market capitalization within the range of companies comprising the Russell 2000 Index,* one of the most widely recognized small capitalization stock indexes. In selecting stocks, we emphasize common stocks of quality small companies that are considered to trade at attractive valuations relative to the company's earnings or cash flow per share. We analyze a company's financial statements and use "financial quality ratings" provided by nationally recognized rating services to assess a company's quality. We seek stocks of companies that we believe are capable of sustaining consistent earnings growth while maintaining a strong financial condition. We employ rigorous fundamental analysis of a company's financial trends, products, and services, as well as other factors, including a company's competitive advantage or catalysts for growth, in considering stocks for the Portfolio.

Q: WHAT FACTORS CONTRIBUTED TO THE FUND'S FAVORABLE PERFORMANCE RELATIVE TO ITS BENCHMARK, THE RUSSELL 2000 INDEX?*

A: MR. HACKNEY: We try to add value through stock selection, not sector weighting, so stock selection will always be a key determinant of the Fund's performance relative to the benchmark. The Portfolio is generally sector neutral to the Russell 2000 Index; that is to say, its investments in a particular economic sector are roughly equivalent to that sector's weight in the benchmark, within two or three percentage points. However, our goals are to be broadly diversified across the economy and to focus on stock selection, not overweighting or underweighting economic sectors relative to the Index.

*    It is not possible to invest directly in an Index.

FIVE LARGEST INDUSTRY POSITIONS+
BY TOTAL NET ASSETS

[CHART]


Banks                                 8.9%
Applications Software                 7.9%
Electronic Equipment & Instruments    4.9%
Insurance - Property & Casualty       4.3%
Health Care - Supplies                3.7%

+    Industry positions subject to change due to active management.

In recent months, the best performing stocks held by the Portfolio have been found within the consumer, health care, and financial services sectors. This included stocks like Cox Radio, an owner-operator of radio stations; Church & Dwight of Arm & Hammer baking soda fame; ICU Medical, a maker of disposable medial connection systems for intravenous therapy, and Texas Regional Bancshares.

It should come as no surprise that many of the Portfolio's technology holdings declined sharply in price over the past few months. We were active in the technology sector recently - in some cases, taking advantage of the extreme price volatility to add to positions and, in other cases, eliminating positions entirely. For example, in the three months ended September 30, we used price weakness to add to positions in National Instruments and Manhattan Associates. In each case, we believe these companies have attractive long-term growth prospects. On the other hand, we eliminated three tech holdings from the Portfolio during the same period: CTS Corporation, Dupont Photomasks, and Helix Technology.

Q:   SMALL-CAPITALIZATION   STOCKS   HAVE   GENERALLY   PERFORMED   WELL  VERSUS
     LARGE-CAPITALIZATION STOCKS OVER THE PAST TWO AND ONE-HALF YEARS. DO YOU SEE THIS CONTINUING?

A: MR. REED: Since the spring of 2000, the Russell 2000 Index has performed very well relative to large capitalization stocks, as measured by the S&P 500 Index or the Dow Jones Industrial Average.* We believe that there are still many attractive investment opportunities in the small-cap market, but we doubt the performance gap between large- and small-cap stocks will be as wide in the future as it was in recent years. On September 30th, the stocks in the Portfolio were priced at an average of 17.2 times our estimate of 2002 earnings per share and at an average of 9.9 times our estimate of cash flow. These valuation measures, in our opinion, are very attractive, given the current low levels of interest rates and inflation and the prospects for an economic recovery.

     We believe that a small-cap allocation is one of the basic building blocks of a well-balanced, long-term portfolio. Generally speaking, because their growth possibilities are by definition greater than those of larger companies, small companies have the potential to produce higher returns. Of course, stocks of small companies tend to be more volatile, but small companies are often more flexible than more established companies and can implement change more quickly, adapting to new economic conditions. Furthermore, small company growth opportunities are often greatest during the early stages of an economic rebound.

Q:   WHAT ARE SOME OF THE RECENT ADDITIONS TO THE PORTFOLIO?

A:   MR.  MARSHALL:  In the financial  services  sector,  two stocks were added:
     Arthur J. Gallagher, an insurance brokerage firm that stands to benefit from rising property/casualty insurance premiums, and City National Bank Group, which is located in Beverly Hills, California, and is the largest independent bank in the state. In the health care sector, we added Diagnostic Products, which makes machines and kits for diagnostic testing, and Young Innovations, a leading dental supply manufacturer. The fifth stock we added was Polaris Industries, which manufactures snowmobiles, all-terrain vehicles, personal watercraft, and motorcycles. We believe that each of these companies has a solid balance sheet, a strong competitive position in its respective industry and, perhaps most important, growing earnings. We used the sharp market sell-off in July-September to establish positions in these five companies.

*    It is not possible to invest directly in an Index.

Q:   WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND THE MARKETS IN THE MONTHS AHEAD?

A: MR. HACKNEY: We believe that the economy is not as weak as the news headlines suggest. In the first half of 2002, real Gross Domestic Product
     (GDP) grew about 2.5% and we forecast somewhat stronger growth for the balance of the year and for 2003. Capital spending is sluggish, but consumer spending continues to expand, thanks to growth in real disposable income and an upturn in employment. The recent wave of mortgage refinancing suggests to us that the Christmas selling season may be much better than many analysts predict. The bottom line on the economy is that, since hitting lows in December of last year, it has embarked on a recovery that has been mild, but it's been a recovery nonetheless.

     As for the stock market, the past 12 months have been very unusual. The stock market historically has bottomed and then rebounded three to six months before the economy does. That didn't happen this time. We think a stronger stock market is long overdue. Interest rates are relatively low. The economy is in a recovery mode. Federal Reserve policy is accommodative. Stock prices have declined sharply over the last 30 months. And the recent volatility in stock prices suggests to us that many investors, both individual and institutional, have "thrown in the towel" on equities. These are the typical ingredients of a major low point in stock prices. So we are optimistic about the market and the economy.

Q:   DO YOU  ANTICIPATE  ANY  SIGNIFICANT  CHANGES  IN THE  WAY YOU  INVEST  THE
     PORTFOLIO?

A: MR. HACKNEY: We are long-term investors, not short-term traders, so we generally don't make significant portfolio changes in reaction to near-term volatility in the economy or the stock market. However, we do take advantage of extreme price volatility to add to, or to trim back, positions in various stocks. We believe our current investment strategy and stock selection process will produce competitive results over the long-term.

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

PERFORMANCE

[CHART]

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
       ATLANTA CAPITAL SMALL-CAP FUND CLASS I VS. THE RUSSELL 2000 INDEX*
                       APRIL 30, 2002 - SEPTEMBER 30, 2002

             ATLANTA CAPITAL     FUND                    RUSSELL
                SMALL-CAP     VALUE WITH                  2000
  DATE       FUND - CLASS I  SALES CHARGE                 INDEX
-------------------------------------------------------------------------
4/30/2002       $10,000          N/A                     $10,000
5/31/2002        $9,810                                   $9,556
6/30/2002        $9,280                                   $9,082
7/31/2002        $8,250                                   $7,710
8/31/2002        $8,380                                   $7,691
9/30/2002        $7,710                                   $7,138

[CHART]

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
       ATLANTA CAPITAL SMALL-CAP FUND CLASS R VS. THE RUSSELL 2000 INDEX*
                       APRIL 30, 2002 - SEPTEMBER 30, 2002


             ATLANTA CAPITAL     FUND                    RUSSELL
                SMALL-CAP     VALUE WITH                  2000
  DATE       FUND - CLASS I  SALES CHARGE                 INDEX
-------------------------------------------------------------------------
4/30/2002       $10,000          N/A                     $10,000
5/31/2002        $9,800                                   $9,556
6/30/2002        $9,270                                   $9,082
7/31/2002        $8,240                                   $7,710
8/31/2002        $8,370                                   $7,691
9/30/2002        $7,700                                   $7,138


PERFORMANCE**                                         CLASS I        CLASS R
------------------------------------------------------------------------------
CUMULATIVE TOTAL RETURNS (AT NET ASSET VALUE)
------------------------------------------------------------------------------
Life of Fund+                                         -22.90%        -23.00%

+    Inception Dates - Class I: 4/30/02; Class R: 4/30/02

*    Source: TowersData, Bethesda, MD. Investment operations commenced 4/30/02.

     The chart compares the Fund's total return with that of the Russell 2000, a market capitalization weighted index of 2,000 small company stocks. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund's Class I and Class R shares and in the Russell 2000 Index. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES


AS OF SEPTEMBER 30, 2002

Assets
----------------------------------------------------
Investment in Small-Cap Portfolio, at
   value
   (identified cost, $7,614,989)          $6,960,264
Receivable for Fund shares sold                9,112
Receivable from the Administrator             17,437
Prepaid expenses                               3,517
----------------------------------------------------
TOTAL ASSETS                              $6,990,330
----------------------------------------------------

Liabilities
----------------------------------------------------
Payable for Fund shares redeemed          $      492
Accrued expenses                              13,200
----------------------------------------------------
TOTAL LIABILITIES                         $   13,692
----------------------------------------------------
NET ASSETS                                $6,976,638
----------------------------------------------------

Sources of Net Assets
----------------------------------------------------
Paid-in capital                           $7,748,276
Accumulated net realized loss from
   Portfolio
   (computed on the basis of
   identified cost)                         (116,913)
Net unrealized depreciation from
   Portfolio
   (computed on the basis of
   identified cost)                         (654,725)
----------------------------------------------------
TOTAL                                     $6,976,638
----------------------------------------------------

Class I Shares
----------------------------------------------------
NET ASSETS                                $6,975,860
SHARES OUTSTANDING                           904,388
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     7.71
----------------------------------------------------
Class R Shares
----------------------------------------------------
NET ASSETS                                $      778
SHARES OUTSTANDING                               101
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     7.70
----------------------------------------------------


STATEMENT OF OPERATIONS


FOR THE PERIOD ENDED
SEPTEMBER 30, 2002(1)

Investment Income
---------------------------------------------------
Dividends allocated from Portfolio        $  32,798
Interest allocated from Portfolio             1,230
Expenses allocated from Portfolio           (30,434)
---------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $   3,594
---------------------------------------------------

Expenses
---------------------------------------------------
Distribution and service fees
   Class R                                $       2
Legal and accounting services                13,993
Registration fees                             5,642
Custodian fee                                 2,635
Printing and postage                          2,277
Transfer and dividend disbursing agent
   fees                                         826
Miscellaneous                                 1,650
---------------------------------------------------
TOTAL EXPENSES                            $  27,025
---------------------------------------------------
Deduct --
   Allocation of expenses to the
      Administrator                       $  17,437
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  17,437
---------------------------------------------------

NET EXPENSES                              $   9,588
---------------------------------------------------

NET INVESTMENT LOSS                       $  (5,994)
---------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
---------------------------------------------------
Net realized loss --
   Investment transactions (identified
      cost basis)                         $(117,060)
---------------------------------------------------
NET REALIZED LOSS                         $(117,060)
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(654,725)
---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(654,725)
---------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(771,785)
---------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(777,779)
---------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

                                          PERIOD ENDED
INCREASE (DECREASE) IN NET ASSETS         SEPTEMBER 30, 2002(1)
-------------------------------------------------------------------
From operations --
   Net investment loss                    $       (5,994)
   Net realized loss                            (117,060)
   Net change in unrealized appreciation
      (depreciation) (654,725)
-------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $     (777,779)
-------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class I                             $    8,235,922
      Class R                                      1,010
   Cost of shares redeemed
      Class I                                   (482,515)
-------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $    7,754,417
-------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $    6,976,638
-------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------
At beginning of period                    $           --
-------------------------------------------------------------------
AT END OF PERIOD                          $    6,976,638
-------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS


                                              CLASS I
                                  --------------------------------
                                          PERIOD ENDED
                                      SEPTEMBER 30, 2002(1)(2)
------------------------------------------------------------------
Net asset value -- Beginning
   of period                                  $10.000
------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------
Net investment loss                           $(0.007)
Net realized and unrealized
   loss                                        (2.283)
------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                    $(2.290)
------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                     $ 7.710
------------------------------------------------------------------

TOTAL RETURN(3)                                (22.90)%
------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                            $ 6,976
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                               1.37%(5)
   Net expenses after
      custodian fee reduction(4)                 1.35%(5)
   Net investment loss                          (0.20)%(5)
Portfolio Turnover of the
   Portfolio                                       17%
------------------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                   2.69%(5)
   Expenses after custodian fee reduction(4)     2.67%(5)
   Net investment loss                          (1.52)%(5)
Net investment loss per share                 $(0.053)
------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.
(2)  Net   investment   loss  per  share  was  computed   using  average  shares
     outstanding.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of the Portfolio's allocated expenses. (5) Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                              CLASS R
                                  --------------------------------
                                            PERIOD ENDED
                                       SEPTEMBER 30, 2002(1)(2)
------------------------------------------------------------------
Net asset value -- Beginning
   of period                                  $10.000
------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------
Net investment loss                           $(0.026)
Net realized and unrealized
   loss                                        (2.274)
------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                    $(2.300)
------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                     $ 7.700
------------------------------------------------------------------

TOTAL RETURN(3)                                (23.00)%
------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                            $     1
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                               1.87%(5)
   Net expenses after custodian
    fee reduction(4)                             1.85%(5)
    Net investment loss                         (0.71)%(5)
Portfolio Turnover of the
   Portfolio                                       17%
------------------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(4) 3.19%(5) Expenses after custodian
      fee reduction(4)                           3.17%(5)
   Net investment loss                          (2.03)%(5)
Net investment loss per share                 $(0.074)
------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.
(2)  Net   investment   loss  per  share  was  computed   using  average  shares
     outstanding.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of the Portfolio's allocated expenses. (5) Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS

1    Significant Accounting Policies
-------------------------------------------
     Atlanta Capital Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class I shares and Class R shares are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of the Small-Cap Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (50.6% at September 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2002 the Fund, for federal income tax purposes, had a capital loss carryover of $100,355 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2010.

D Other -- Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2    Distributions to Shareholders

-------------------------------------------

     It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income and at least one distribution of all or substantially all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3    Shares of Beneficial Interest
-------------------------------------------
     The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

     beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:


                                                    PERIOD ENDED
    CLASS I                                    SEPTEMBER 30, 2002(1)
    ------------------------------------------------------------------
    Sales                                             963,204
    Redemptions                                       (58,816)
    ------------------------------------------------------------------
    NET INCREASE                                      904,388
    ------------------------------------------------------------------

                                                    PERIOD ENDED
    CLASS R                                    SEPTEMBER 30, 2002(1)
    ------------------------------------------------------------------
    Sales                                                101
    ------------------------------------------------------------------
    NET INCREASE                                         101
    ------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002 to September 30, 2002.

     On May 1, 2002, the Fund received an in-kind contribution in return for 591,534 Class I shares of the Fund.

4    Transactions with Affiliates
-------------------------------------------
     Eaton Vance Management (EVM) serves as administrator of the Fund but receives no compensation. To reduce the net investment loss of the Fund, the Administrator was allocated $17,437 of the Fund's operating expenses for the period from the start of business, April 30, 2002 to September 30, 2002. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5    Distribution Plan
-------------------------------------------
     The Fund has in effect a distribution plan for Class R (Class R Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Class R Plan allows the Fund to pay Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.25% of the Fund's average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. Although there is not the present intention to do so, the Fund could pay distribution fees of up to 0.50% of Class R's average daily net assets annually upon Trustee approval. The Fund paid or accrued $1 for Class R shares to or payable to EVD for the period from the start of business, April 30, 2002 to September 30, 2002, representing 0.25% (annualized) of the average daily net assets for Class R shares.

     The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class R shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the period from the start of business, April 30, 2002 to September 30, 2002 amounted to $1 for Class R shares.

6    Investment Transactions
-------------------------------------------
     Increases and decreases in the Fund's investment in the Portfolio for the period from the start of business, April 30, 2002 to September 30, 2002, aggregated $8,227,820 and $499,365, respectively.

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF ATLANTA CAPITAL SMALL-CAP FUND:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, of Atlanta Capital Small-Cap Growth Fund (the Fund) (one of the series of Eaton Vance Growth Trust) as of September 30, 2002, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from the start of business, April 30, 2002 to September 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Atlanta Capital Small-Cap Fund at September 30, 2002, and the results of its operations, the changes in its net assets and its financial highlights for the period from the start of business, April 30, 2002, to September 30, 2002 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 8, 2002

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 95.9%


SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Advertising -- 2.2%
--------------------------------------------------------------
Grey Global Group, Inc.                       510  $   300,900
--------------------------------------------------------------
                                                   $   300,900
--------------------------------------------------------------
Air Freight -- 2.0%
--------------------------------------------------------------
Forward Air Corp.(1)                       14,850  $   268,785
--------------------------------------------------------------
                                                   $   268,785
--------------------------------------------------------------
Airlines -- 1.4%
--------------------------------------------------------------
SkyWest, Inc.                              15,100  $   197,810
--------------------------------------------------------------
                                                   $   197,810
--------------------------------------------------------------
Applications Software -- 7.9%
--------------------------------------------------------------
Fair, Isaac and Co., Inc.                   8,875  $   290,213
Jack Henry & Associates, Inc.              16,900      210,067
Kronos, Inc.(1)                             5,100      125,613
National Instruments Corp.(1)              15,100      330,539
The Reynolds and Reynolds Co., Class A      5,900      132,396
--------------------------------------------------------------
                                                   $ 1,088,828
--------------------------------------------------------------
Auto and Parts -- 1.0%
--------------------------------------------------------------
Gentex Corp.(1)                             5,100  $   138,669
--------------------------------------------------------------
                                                   $   138,669
--------------------------------------------------------------
Banks -- 8.9%
--------------------------------------------------------------
Capital City Bank Group, Inc.               9,000  $   297,540
City National Corp.                         3,400      159,018
Provident Bankshares Corp.                  7,729      166,792
Seacoast Banking Corp. of Florida          16,400      314,552
Texas Regional Bancshares, Class A          8,700      291,363
--------------------------------------------------------------
                                                   $ 1,229,265
--------------------------------------------------------------
Broadcast Media -- 0.9%
--------------------------------------------------------------
Cox Radio, Inc.(1)                          4,600  $   120,336
--------------------------------------------------------------
                                                   $   120,336
--------------------------------------------------------------

SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Chemicals - Specialty -- 1.1%
--------------------------------------------------------------
Cambrex Corp.                               4,000  $   147,200
--------------------------------------------------------------
                                                   $   147,200
--------------------------------------------------------------
Construction - Cement -- 2.4%
--------------------------------------------------------------
Florida Rock Industries, Inc.              10,900  $   333,104
--------------------------------------------------------------
                                                   $   333,104
--------------------------------------------------------------
Consumer Finance -- 3.0%
--------------------------------------------------------------
Financial Federal Corp.(1)                 13,000  $   414,050
--------------------------------------------------------------
                                                   $   414,050
--------------------------------------------------------------
Diversified Financial Services -- 3.4%
--------------------------------------------------------------
Affiliated Managers Group, Inc.(1)          7,400  $   330,114
Allied Capital Corp.                        6,400      140,096
--------------------------------------------------------------
                                                   $   470,210
--------------------------------------------------------------
Electric Utilities -- 2.7%
--------------------------------------------------------------
ALLETE, Inc.                               17,000  $   367,200
--------------------------------------------------------------
                                                   $   367,200
--------------------------------------------------------------
Electrical Equipment -- 2.1%
--------------------------------------------------------------
Brady Corp., Class A                        4,600  $   148,120
C & D Technology, Inc.                      9,400      137,804
--------------------------------------------------------------
                                                   $   285,924
--------------------------------------------------------------
Electronic Equipment & Instruments -- 4.9%
--------------------------------------------------------------
Plexus Corp.(1)                            19,700  $   182,225
Roper Industries, Inc.                      5,600      193,200
Technitrol, Inc.                           20,100      300,495
--------------------------------------------------------------
                                                   $   675,920
--------------------------------------------------------------
Engineering & Contruction -- 2.1%
--------------------------------------------------------------
Jacobs Engineering Group, Inc.(1)           9,500  $   293,360
--------------------------------------------------------------
                                                   $   293,360
--------------------------------------------------------------
Food Distributors -- 2.1%
--------------------------------------------------------------
Performance Food Group Co.(1)               8,600  $   292,056
--------------------------------------------------------------
                                                   $   292,056
--------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D


SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Gas Utilities -- 1.1%
--------------------------------------------------------------
Piedmont Natural Gas Co., Inc.              4,100  $   145,427
--------------------------------------------------------------
                                                   $   145,427
--------------------------------------------------------------
Health Care - Equipment -- 2.7%
--------------------------------------------------------------
Diagnostic Products Corp.                   4,000  $   184,000
Young Innovations, Inc.(1)                  6,800      182,376
--------------------------------------------------------------
                                                   $   366,376
--------------------------------------------------------------
Health Care - Facility -- 2.7%
--------------------------------------------------------------
Universal Health Services, Inc., Class
B(1)                                        7,300  $   373,395
--------------------------------------------------------------
                                                   $   373,395
--------------------------------------------------------------
Health Care - Supplies -- 3.7%
--------------------------------------------------------------
Haemonetics Corp.(1)                        6,600  $   156,618
ICU Medical, Inc.(1)                        9,650      352,418
--------------------------------------------------------------
                                                   $   509,036
--------------------------------------------------------------
Home Furnishings -- 1.0%
--------------------------------------------------------------
La-Z-Boy, Inc.                              5,900  $   136,880
--------------------------------------------------------------
                                                   $   136,880
--------------------------------------------------------------
Household Products -- 1.2%
--------------------------------------------------------------
Church & Dwight Co., Inc.                   4,800  $   159,120
--------------------------------------------------------------
                                                   $   159,120
--------------------------------------------------------------
Housewares -- 2.3%
--------------------------------------------------------------
Matthews International Corp.               13,300  $   310,821
--------------------------------------------------------------
                                                   $   310,821
--------------------------------------------------------------
Industrial Conglomerate -- 0.9%
--------------------------------------------------------------
Carlisle Companies, Inc.                    3,200  $   117,376
--------------------------------------------------------------
                                                   $   117,376
--------------------------------------------------------------
Insurance - Property and Casualty -- 4.3%
--------------------------------------------------------------
Midland Co.                                16,000  $   269,280
Triad Guaranty, Inc.(1)                     4,400      153,208
Wesco Financial Corp.                         530      162,975
--------------------------------------------------------------
                                                   $   585,463
--------------------------------------------------------------

SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Insurance Brokers -- 0.7%
--------------------------------------------------------------
Arthur J. Gallagher & Co.                   4,200  $   103,530
--------------------------------------------------------------
                                                   $   103,530
--------------------------------------------------------------
IT Consulting & Services -- 1.6%
--------------------------------------------------------------
Manhattan Associates, Inc.(1)              16,100  $   217,672
--------------------------------------------------------------
                                                   $   217,672
--------------------------------------------------------------
Leisure - Products -- 0.9%
--------------------------------------------------------------
Polaris Industries, Inc.                    2,100  $   130,200
--------------------------------------------------------------
                                                   $   130,200
--------------------------------------------------------------
Lodging and Hotels -- 1.3%
--------------------------------------------------------------
Marcus Corp., (The)                        14,100  $   184,710
--------------------------------------------------------------
                                                   $   184,710
--------------------------------------------------------------
Machinery Industrial -- 1.0%
--------------------------------------------------------------
Graco, Inc.                                 5,550  $   137,640
--------------------------------------------------------------
                                                   $   137,640
--------------------------------------------------------------
Multi-Utilities -- 2.0%
--------------------------------------------------------------
Energen Corp.                               5,500  $   139,205
ONEOK, Inc.                                 7,400      139,860
--------------------------------------------------------------
                                                   $   279,065
--------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.6%
--------------------------------------------------------------
Newfield Exploration Co.(1)                 6,600  $   221,694
--------------------------------------------------------------
                                                   $   221,694
--------------------------------------------------------------
Packaged Foods -- 0.5%
--------------------------------------------------------------
Tootsie Roll Industries, Inc.               2,277  $    67,672
--------------------------------------------------------------
                                                   $    67,672
--------------------------------------------------------------
Paper Products -- 1.0%
--------------------------------------------------------------
Wausau-Mosinee Paper Corp.                 15,100  $   139,071
--------------------------------------------------------------
                                                   $   139,071
--------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D


SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Publishing -- 1.0%
--------------------------------------------------------------
Lee Enterprises, Inc.                       4,400  $   144,584
--------------------------------------------------------------
                                                   $   144,584
--------------------------------------------------------------
Restaurants -- 1.0%
--------------------------------------------------------------
Sonic Corp.(1)                              5,950  $   137,445
--------------------------------------------------------------
                                                   $   137,445
--------------------------------------------------------------
Retail - Apparel -- 1.0%
--------------------------------------------------------------
Chico's FAS, Inc.(1)                        8,700  $   138,591
--------------------------------------------------------------
                                                   $   138,591
--------------------------------------------------------------
Retail - Drug Stores -- 1.0%
--------------------------------------------------------------
Longs Drugstores Corp.                      5,900  $   136,231
--------------------------------------------------------------
                                                   $   136,231
--------------------------------------------------------------
Retail - Food -- 2.0%
--------------------------------------------------------------
Casey's General Stores, Inc.               12,400  $   143,220
Ruddick Corp.                               8,800      133,672
--------------------------------------------------------------
                                                   $   276,892
--------------------------------------------------------------
Semiconductor Equipment -- 0.8%
--------------------------------------------------------------
Cohu, Inc.                                  9,700  $   109,610
--------------------------------------------------------------
                                                   $   109,610
--------------------------------------------------------------
Services - Diversified Commercial -- 3.7%
--------------------------------------------------------------
ABM Industries, Inc.                       21,600  $   304,560
G & K Services, Inc.                        5,900      199,715
--------------------------------------------------------------
                                                   $   504,275
--------------------------------------------------------------
Services - Employment -- 0.9%
--------------------------------------------------------------
On Assignment, Inc.(1)                     15,600  $   129,012
--------------------------------------------------------------
                                                   $   129,012
--------------------------------------------------------------
Specialty Store -- 3.3%
--------------------------------------------------------------
Aaron Rents, Inc.                          14,500  $   333,500
Claire's Stores, Inc.                       5,400      117,720
--------------------------------------------------------------
                                                   $   451,220
--------------------------------------------------------------

SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Waste Management -- 2.6%
--------------------------------------------------------------
Landauer, Inc.                             10,800  $   358,020
--------------------------------------------------------------
                                                   $   358,020
--------------------------------------------------------------
Total Common Stocks
   (identified cost $14,785,319)                   $13,194,645
--------------------------------------------------------------
Total Investments -- 95.9%
   (identified cost $14,785,319)                   $13,194,645
--------------------------------------------------------------
Other Assets, Less Liabilities -- 4.1%             $   570,852
--------------------------------------------------------------
Net Assets -- 100.0%                               $13,765,497
--------------------------------------------------------------

(1)  Non-income producing security.

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES


AS OF SEPTEMBER 30, 2002

Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $14,785,319)         $13,194,645
Cash                                          566,382
Interest and dividends receivable              14,182
-----------------------------------------------------
TOTAL ASSETS                              $13,775,209
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Accrued expenses                          $     9,712
-----------------------------------------------------
TOTAL LIABILITIES                         $     9,712
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $13,765,497
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $15,356,171
Net unrealized depreciation
   (computed on the basis of identified
   cost)                                   (1,590,674)
-----------------------------------------------------
TOTAL                                     $13,765,497
-----------------------------------------------------

STATEMENT OF OPERATIONS


FOR THE PERIOD ENDED
SEPTEMBER 30, 2002(1)

Investment Income
-----------------------------------------------------
Dividends                                 $    49,484
Interest                                        1,893
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $    51,377
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    44,979
Legal and accounting services                  19,026
Custodian fee                                  10,141
Miscellaneous                                   1,049
-----------------------------------------------------
TOTAL EXPENSES                            $    75,195
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $     1,101
   Reduction of investment adviser fee         33,282
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    34,383
-----------------------------------------------------

NET EXPENSES                              $    40,812
-----------------------------------------------------

NET INVESTMENT INCOME                     $    10,565
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized loss --
   Investment transactions (identified
      cost basis)                         $  (219,112)
-----------------------------------------------------
NET REALIZED LOSS                         $  (219,112)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,590,674)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) $(1,590,674)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(1,809,786)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(1,799,221)
-----------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS


                                          PERIOD ENDED
INCREASE (DECREASE) IN NET ASSETS         SEPTEMBER 30, 2002(1)
-------------------------------------------------------------------
From operations --
   Net investment income                  $             10,565
   Net realized loss                                  (219,112)
   Net change in unrealized appreciation
      (depreciation) (1,590,674)
-------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $         (1,799,221)
-------------------------------------------------------------------
Capital transactions --
   Contributions                          $         16,520,145
   Withdrawals                                      (1,055,437)
-------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $         15,464,708
-------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $         13,665,487
-------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------
At beginning of period                    $            100,010
-------------------------------------------------------------------
AT END OF PERIOD                          $         13,765,497
-------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED
                                  SEPTEMBER 30, 2002(1)
-----------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------
Ratios (As a percentage of average daily net assets):
   Net expenses                               0.92%(2)
   Net expenses after
      custodian fee reduction                 0.90%(2)
   Net investment income                      0.23%(2)
Portfolio Turnover                              17%
-----------------------------------------------------------
TOTAL RETURN                                (22.75)%
-----------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                         $13,765
-----------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses                                   1.65%(2)
   Expenses after custodian
      fee reduction                           1.63%(2)
   Net investment loss                       (0.50)%(2)
-----------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.
(2)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS

1    Significant Accounting Policies
-------------------------------------------
     Small-Cap  Portfolio  (the  Portfolio) is registered  under the  Investment
     Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified portfolio of equity securities of companies having market capitalizations within the range of companies comprising the Russell 2000 (small company stocks), emphasizing quality small companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

E Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of securities sold.

F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2    Investment Adviser Fee and Other Transactions with Affiliates
----------------------------------------------------------------------
     The  investment  adviser fee is earned by Boston  Management  and  Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from the start of business, April 30, 2002 to September 30, 2002, the advisory fee amounted to $44,979. In order to enhance the net investment income of the Portfolio, BMR made a reduction of the investment adviser fee of $33,282. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management Company, L.L.C. ("Atlanta Capital"), a

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

     majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.750% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, April 30, 2002 to September 30, 2002, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3    Investment Transactions
-------------------------------------------
     Purchases and sales of investments, other than short-term obligations, aggregated $16,613,201 and $1,608,770, respectively, for the period from the start of business, April 30, 2002 to September 30, 2002.

4    Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------------------------------------
     The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2002, as computed on a federal income tax basis, were as follows:


    AGGREGATE COST                            $14,803,343
    -----------------------------------------------------
    Gross unrealized appreciation             $   502,711
    Gross unrealized depreciation              (2,111,409)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(1,608,698)
    -----------------------------------------------------

5    Line of Credit
-------------------------------------------
     The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period from the start of business, April 30, 2002 to September 30, 2002.

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF SMALL-CAP PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Small-Cap Portfolio (the Portfolio) as of September 30, 2002, and the related statement of operations, the statement of changes in net assets and the supplementary data for the period from the start of business, April 30, 2002 to September 30, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of September 30, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Small-Cap Portfolio at September 30, 2002, the results of its operations, the changes in its net assets and the supplementary data for the period from the start of business, April 30, 2002 to September 30, 2002 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 8, 2002

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Growth Trust (the Trust) and Small-Cap Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

INTERESTED TRUSTEE(S)

                        POSITION(S)      TERM OF                                                  NUMBER OF
         NAME            WITH THE       OFFICE AND                                           PORTFOLIOS IN FUND
       AND DATE         TRUST AND       LENGTH OF              PRINCIPAL OCCUPATION(S)        COMPLEX OVERSEEN          OTHER
       OF BIRTH        THE PORTFOLIO     SERVICE                DURING PAST FIVE YEARS          BY TRUSTEE(1)     DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz  Trustee          Trustee of the    President and Chief Executive            185            None
11/28/59                                Trust since       Officer of National Financial
                                        1998; of the      Partners (financial services
                                        Portfolio since   comany) (since April 1999).
                                        2001              President and Chief Operating
                                                          Officer of John A. Levin & Co.
                                                          (registered investment adviser)
                                                          (July 1997 to April 1999) and a
                                                          Director of Baker, Fentress &
                                                          Company, which owns John A. Levin
                                                          & Co. (July 1997 to April 1999).
                                                          Ms. Bibliowicz is an interested
                                                          person because of her affiliation
                                                          with a brokerage firm.

James B. Hawkes        Trustee of       Trustee of the    Chairman, President and Chief Executive  190            Director of EVC
11/9/41                the Trust;       Trust since       Officer of BMR, EVM and their corporate
                       President and    1989; of the      parent and trustee, Eaton Vance Corp.
                       Trustee of the   Portfolio since   (EVC) and Eaton Vance, Inc. (EV),
                       Portfolio        2001              respectively. Director of EV; Vice
                                                          President and Director of EVD. Trustee
                                                          and/or officer of 190 investment
                                                          companies in the Eaton Vance Fund
                                                          Complex. Mr. Hawkes is an interested
                                                          person because of his positions with
                                                          BMR, EVM and EVC, which are affiliates
                                                          of the Trust and the Portfolio.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)      TERM OF                                                  NUMBER OF
         NAME            WITH THE       OFFICE AND                                           PORTFOLIOS IN FUND
       AND DATE         TRUST AND       LENGTH OF              PRINCIPAL OCCUPATION(S)        COMPLEX OVERSEEN          OTHER
       OF BIRTH        THE PORTFOLIO     SERVICE                DURING PAST FIVE YEARS          BY TRUSTEE(1)     DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
Donald R. Dwight       Trustee          Trustee of the    President of Dwight Partners, Inc.       190            Trustee/Director
3/26/31                                 Trust since       (corporate relations and                                of the Royce Funds
                                        1989; of the      communications company).                                (mutual funds)
                                        Portfolio since                                                           consisting of 17
                                        2001                                                                      portfolios

Samuel L. Hayes, III   Trustee          Trustee of the    Jacob H. Schiff Professor of              190           Director of
2/23/35                                 Trust since       Investment Banking Emeritus, Harvard                    Tiffany & Co.
                                        1989; of the      University Graduate School of                           (specialty
                                        Portfolio since   Business Administration.                                retailer) and
                                        2001                                                                      Director of
                                                                                                                  Telect, Inc.
                                                                                                                  (telecommunication
                                                                                                                  services company)

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

MANAGEMENT AND ORGANIZATION CONT'D

                        POSITION(S)      TERM OF                                                  NUMBER OF
         NAME            WITH THE       OFFICE AND                                           PORTFOLIOS IN FUND
       AND DATE         TRUST AND       LENGTH OF              PRINCIPAL OCCUPATION(S)        COMPLEX OVERSEEN          OTHER
       OF BIRTH        THE PORTFOLIO     SERVICE                DURING PAST FIVE YEARS          BY TRUSTEE(1)     DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
Norton H. Reamer       Trustee          Trustee of the    President, Unicorn Corporation (an       190            None
9/21/35                                 Trust since 1989; investment and financial advisory
                                        of the Portfolio  services company) (since September
                                        since 2001        2000). Chairman, Hellman, Jordan
                                                          Management Co., Inc. (an investment
                                                          management company) (since November
                                                          2000). Advisory Director, Berkshire
                                                          Capital Corporation (investment banking
                                                          firm) (since June 2002). Formerly,
                                                          Chairman of the Board, United Asset
                                                          Management Corporation (a holding
                                                          company owning institutional investment
                                                          management firms) and Chairman,
                                                          President and Director, UAM Funds
                                                          (mutual funds).

Lynn A. Stout          Trustee          Trustee of the    Professor of Law, University of          185            None
9/14/57                                 Trust since 1998; California at Los Angeles School of Law
                                        of the Portfolio  (since July 2001). Formerly, Professor
                                        since 2001        of Law, Georgetown University Law
                                                          Center.

Jack L. Treynor        Trustee          Trustee of the    Investment Adviser and Consultant.       170            None
2/21/30                                 Trust since 1989;
                                        of the Portfolio
                                        since 2001


PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                            POSITION(S)                 TERM OF
     NAME                     WITH THE                 OFFICE AND
   AND DATE                  TRUST AND                 LENGTH OF      PRINCIPAL OCCUPATION(S)
   OF BIRTH                THE PORTFOLIO                SERVICE       DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Gregory L. Coleman       Vice President of the Trust   Since 2001     Partner of Atlanta Capital Management Company, L.L.C. (Atlanta
                                                                      Capital). Officer of 10 investment companies managed by EVM or
                                                                      BMR.

Thomas E. Faust, Jr.     President of the Trust; Vice  President of   Executive Vice President and Chief Investment Officer of EVM
5/31/58                  President of the Portfolio    the Trust      and BMR and President of the Director of EVC. Officer of 50
                                                       since 2002;    investment companies managed by EVM or BMR.
                                                       Vice President
                                                       of the
                                                       Portfolio
                                                       since 2001

William R. Hackney, III  Vice President of the         Since 2001     Managing Partner and member of theExecutive Committee of
4/12/48                  Portfolio                                    Atlanta Capital. Officer of 3 investment companies managed by
                                                                      EVM or BMR.

Paul J. Marshall         Vice President of the         Since 2001     Vice President of Atlanta Capital since 2000. Portfolio
5/2/65                   Portfolio                                    manager for Bank of America Capital Management (1995 to 2000).
                                                                      Officer of 2 investment companies managed by EVM or BMR.

Charles B. Reed          Vice President of the         Since 2001     Vice President of Atlanta Capital since 1998. Portfolio
10/9/65                  Portfolio                                    manager with the Florida State Board of Administration (1995 to 1998). Officer of 2 investment companies managed by EVM or
                                                                      BMR.

James A. Womack          Vice President of the Trust   Since 2001     Vice President of Atlanta Capital. Officer of 10 investment
11/20/68                                                              companies managed by EVM or BMR.

Alan R. Dynner           Secretary                     Secretary of   Vice President, Secretary and Chief Legal Officer of BMR, EVM,
10/10/40                                               the Trust      EVD and EVC. Officer of 190 investment companies managed by
                                                       since 1997;    EVM or BMR.
                                                       of the
                                                       Portfolio
                                                       since 2001

Kristin S. Anagnost      Treasurer of the              Since 2002     Assistant Vice President of EVM and BMR. Officer of 109
6/12/65                  Portfolio                                    investment companies managed by EVM or BMR (since January
                                                                      1998). Formerly, manager at Chase Global Funds Services
                                                                      Company.

James L. O'Connor        Treasurer of the Trust        Since 1989     Vice President of BMR, EVM and EVD. Officer of 112 investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

INVESTMENT ADVISER OF SMALL-CAP PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

SUB-ADVISER OF SMALL-CAP PORTFOLIO
ATLANTA CAPITAL MANAGEMENT COMPANY, L.L.C.
1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

ADMINISTRATOR OF ATLANTA CAPITAL SMALL-CAP FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

ATLANTA CAPITAL SMALL-CAP FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus
                   carefully before you invest or send money.

1452-11/02                                                                ASCSRC

[EATON VANCE LOGO]                                      [ADDING MACHINE PHOTO]


SEMIANNUAL REPORT MARCH 31, 2003

[NYSE FLAG PHOTO]

                                     ATLANTA

                                     CAPITAL

                                    SMALL-CAP

                                      FUND

[FLOOR STOCK EXCHANGE PHOTO]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

ATLANTA CAPITAL SMALL-CAP FUND as of March 31, 2003
INVESTMENT UPDATE

[PHOTO OF PAUL J. MARSHALL  WILLIAM R. HACKNEY, III AND CHARLES B. REED]

The Investment Team
Managing Small-Cap
Portfolio:
Paul J. Marshall
William R. Hackney, III
Charles B. Reed

MANAGEMENT DISCUSSION

- During the past six months, geopolitical and economic uncertainties confronted the market, the most important being the outcome of the war in Iraq and its impact on the economy. Our view is that the war with Iraq is the last major obstacle holding back the equity market and the economy. As the conflict gradually gets resolved, we look for economic growth to reaccelerate, pushing up both earnings and stock prices.

- The previous recession was primarily caused by the collapse of business investment, particularly in technology, telecommunication, and information technology. With the first recession of the new technology age, the economy did not respond in its traditional way. Given the current unusual recovery, we believe that our investment discipline of emphasizing quality small companies should serve us well, as we expect a moderate but steady recovery.

- The Russell 2000 Index posted a total return of 1.39% for the six months ended March 31, 2003.(1) The technology sector was the best performing sector in the Index, gaining over 20% for the period. The other sectors of the Russell 2000 Index that added to performance were energy, producer durables, and utilities. The worst performing sectors were consumer staples and basic materials. The disparate performance of the various sectors suggests that investors are beginning to focus on improving prospects for an economic recovery, following the end of the conflict with Iraq.

- Over the past six months, the Fund's returns were flat to modestly negative. While the Small-Cap Portfolio generally tried to be sector-neutral, relative to the Index, a small underweight in technology and a slight overweight in consumer staples detracted from the Portfolio's overall performance. Despite performance issues overall in the basic materials sector, securities from that sector were the most positive contributors to the Portfolio's performance, due to better stock selection versus the Index.(1)

- Stock selection was a positive contributor to the overall performance of the Portfolio. The Portfolio had strong stock selection in technology-related stocks, with some holdings posting strong gains over the past six months. Positive stock selection occurred within most sectors. All the companies in the Portfolio's basic materials sector had positive returns. The largest negative impact came from health care stocks, as the Portfolio's holdings in hospital and medical device companies performed poorly.

THE FUND

The Past Six Months

- During the six months ended March 31, 2003, the Fund's Class I shares had a total return of 0.00%. This return was the result of a net asset value
     (NAV) of $7.71 on March 31, 2003, unchanged from $7.71 on September 30, 2002.(2) The Fund's Class R shares had a total return of -0.39%, the result of a decrease in NAV to $7.67 from $7.70 during the same period.(2)

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND ATLANTA CAPITAL MANAGEMENT DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

FUND INFORMATION
As of March 31, 2003

PERFORMANCE(2)                                   CLASS I     CLASS R
-----------------------------------------------------------------------
Cumulative Total Returns (at net asset value)

Life of Fund+                                    -22.90%    -23.30%

+    Inception Dates - Class I: 4/30/02; Class R: 4/30/02


TEN LARGEST HOLDINGS(3) By total net assets
---------------------------------------------------------

National Instruments Corp.                          2.9%
Landauer, Inc.                                      2.8
Fair, Isaac and Co., Inc.                           2.8
ALLETE, Inc.                                        2.7
Affiliated Managers Group, Inc.                     2.6
Florida Rock Industries, Inc.                       2.5
ICU Medical, Inc.                                   2.4
Manhattan Associates, Inc.                          2.4
Matthews International Corp.                        2.4
Financial Federal Corp.                             2.3

(1)  It is not possible to invest directly in an Index.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Class I and Class R have no sales charge.

(3) Ten largest holdings accounted for 25.8% of the Portfolio's total net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

ATLANTA CAPITAL SMALL-CAP FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES


AS OF MARCH 31, 2003

Assets
----------------------------------------------------
Investment in Small-Cap Portfolio, at
   value
   (identified cost, $7,732,562)          $7,518,726
Receivable for Fund shares sold                9,225
Receivable from the Administrator                491
----------------------------------------------------
TOTAL ASSETS                              $7,528,442
----------------------------------------------------

Liabilities
----------------------------------------------------
Payable for Fund shares redeemed          $    1,017
Accrued expenses                              11,691
----------------------------------------------------
TOTAL LIABILITIES                         $   12,708
----------------------------------------------------
NET ASSETS                                $7,515,734
----------------------------------------------------

Sources of Net Assets
----------------------------------------------------
Paid-in capital                           $8,328,800
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (592,557)
Accumulated net investment loss               (6,673)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                         (213,836)
----------------------------------------------------
TOTAL                                     $7,515,734
----------------------------------------------------

Class I Shares
----------------------------------------------------
NET ASSETS                                $7,514,959
SHARES OUTSTANDING                           974,848
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     7.71
----------------------------------------------------

Class R Shares
----------------------------------------------------
NET ASSETS                                $      775
SHARES OUTSTANDING                               101
NET ASSET VALUE, OFFERING PRICE AND
 REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     7.67
----------------------------------------------------

STATEMENT OF OPERATIONS


FOR THE SIX MONTHS ENDED
MARCH 31, 2003

Investment Income
---------------------------------------------------
Dividends allocated from Portfolio        $  41,976
Interest allocated from Portfolio               804
Expenses allocated from Portfolio           (27,594)
---------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $  15,186
---------------------------------------------------

Expenses
---------------------------------------------------
Trustees' fees and expenses               $      93
Distribution and service fees
   Class R                                        2
Custodian fee                                 6,508
Legal and accounting services                 5,545
Registration fees                             5,536
Printing and postage                          2,366
Transfer and dividend disbursing agent
   fees                                       1,390
Miscellaneous                                   910
---------------------------------------------------
TOTAL EXPENSES                            $  22,350
---------------------------------------------------
Deduct --
   Preliminary allocation of expenses to
      the Administrator                   $     491
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     491
---------------------------------------------------

NET EXPENSES                              $  21,859
---------------------------------------------------

NET INVESTMENT LOSS                       $  (6,673)
---------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
---------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(475,644)
---------------------------------------------------
NET REALIZED LOSS                         $(475,644)
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 440,889
---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 440,889
---------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (34,755)
---------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (41,428)
---------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL SMALL-CAP FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                        SIX MONTHS ENDED
INCREASE (DECREASE)                     MARCH 31, 2003     YEAR ENDED
IN NET ASSETS                           (UNAUDITED)        SEPTEMBER 30, 2002(1)
--------------------------------------------------------------------------------
From operations --
 Net investment loss                      $      (6,673)     $       (5,994)
 Net realized loss                             (475,644)           (117,060)
 Net change in unrealized appreciation
  (depreciation)                                440,889            (654,725)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
 FROM OPERATIONS                          $     (41,428)     $     (777,779)
--------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
 Proceeds from sale of shares
  Class I                                 $   1,149,239      $    8,235,922
  Class R                                            --               1,010
 Cost of shares redeemed
  Class I                                      (568,715)           (482,515)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
 SHARE TRANSACTIONS                       $     580,524      $    7,754,417
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     539,096      $    6,976,638
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                    $      6,976,638   $           --
--------------------------------------------------------------------------------
AT END OF PERIOD                          $      7,515,734   $    6,976,638
--------------------------------------------------------------------------------

Accumulated net
investment loss included
in net assets
--------------------------------------------------------------------------------
AT END OF PERIOD                          $         (6,673)  $           --
--------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL SMALL-CAP FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS I
                                  --------------------------------------------
                                  SIX MONTHS ENDED
                                  MARCH 31, 2003      YEAR ENDED SEPTEMBER 30,
                                  (UNAUDITED)                2002(1)(2)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 7.710                 $10.000
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment loss                   $(0.007)                $(0.007)
Net realized and unrealized
   gain (loss)                          0.007(3)               (2.283)
------------------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS            $    --                 $(2.290)
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 7.710                 $ 7.710
------------------------------------------------------------------------------

TOTAL RETURN(4)                          0.00%                 (22.90)%
------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 7,515                 $ 6,976
Ratios (As a percentage of
   average daily net assets):
   Net expenses(5)                       1.35%(6)                1.37%(6)
   Net expenses after
      custodian fee
      reduction(5)                       1.35%(6)                1.35%(6)
   Net investment loss                  (0.18)%(6)              (0.20)%(6)
Portfolio Turnover of the
   Portfolio                               26%                     17%
------------------------------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(5)                           1.93%(6)                2.69%(6)
   Expenses after custodian
      fee reduction(5)                   1.93%(6)                2.67%(6)
   Net investment loss                  (0.76)%(6)              (1.52)%(6)
Net investment loss per share         $(0.030)                $(0.053)
------------------------------------------------------------------------------

(1)  Net   investment   loss  per  share  was  computed   using  average  shares
     outstanding.
(2) For the period from the start of business, April 30, 2002, to September 30, 2002.
(3)  Per share amount is not in accord with the net realized and unrealized gain
     (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Includes the Fund's share of the Portfolio's allocated expenses. (6) Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL SMALL-CAP FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS R
                                  --------------------------------------------
                                  SIX MONTHS ENDED
                                  MARCH 31, 2003      YEAR ENDED SEPTEMBER 30,
                                  (UNAUDITED)                2002(1)(2)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 7.700                 $10.000
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment loss                   $(0.020)                $(0.026)
Net realized and unrealized
   loss                                (0.010)                 (2.274)
------------------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS            $(0.030)                $(2.300)
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 7.670                 $ 7.700
------------------------------------------------------------------------------

TOTAL RETURN(3)                         (0.39)%                (23.00)%
------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $     1                 $     1
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       1.85%(5)                1.87%(5)
   Net expenses after
      custodian fee reduction(4)         1.85%(5)                1.85%(5)
   Net investment loss                  (0.75)%(5)              (0.71)%(5)
Portfolio Turnover of the
   Portfolio                               26%                     17%
------------------------------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(4)                           2.43%(5)                3.19%(5)
   Expenses after custodian
      fee reduction(4)                   2.43%(5)                3.17%(5)
   Net investment loss                  (1.33)%(5)              (2.03)%(5)
Net investment loss per share         $(0.035)                $(0.074)
------------------------------------------------------------------------------

(1)  Net   investment   loss  per  share  was  computed   using  average  shares
     outstanding.
(2) For the period from the start of business, April 30, 2002, to September 30, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL SMALL-CAP FUND AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1    Significant Accounting Policies
-------------------------------------------
     Atlanta Capital Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class I shares and Class R shares are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Small-Cap Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (54.8% at March 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2002 the Fund, for federal income tax purposes, had a capital loss carryover of $100,355 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2010.

D Other -- Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F Interim Financial Statements -- The interim financial statements relating to March 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2    Distributions to Shareholders
-------------------------------------------
     It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income and at least one distribution of all or substantially all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

ATLANTA CAPITAL SMALL-CAP FUND AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3    Shares of Beneficial Interest
-------------------------------------------
     The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                     SIX MONTHS ENDED
                                     MARCH 31, 2003        YEAR ENDED
CLASS I                              (UNAUDITED)           SEPTEMBER 30, 2002(1)
--------------------------------------------------------------------------------
Sales                                     141,714               963,204
Redemptions                               (71,254)              (58,816)
--------------------------------------------------------------------------------
NET INCREASE                               70,460               904,388
--------------------------------------------------------------------------------

                                     SIX MONTHS ENDED
                                     MARCH 31, 2003        YEAR ENDED
CLASS R                              (UNAUDITED)           SEPTEMBER 30, 2002(1)
--------------------------------------------------------------------------------
Sales                                          --                   101
--------------------------------------------------------------------------------
NET INCREASE                                   --                   101
--------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002 to September 30, 2002.

     On May 1, 2002, the Fund received an in-kind contribution in return for 591,534 Class I shares of the Fund.

4    Transactions with Affiliates
-------------------------------------------
     Eaton Vance Management (EVM) serves as administrator of the Fund but receives no compensation. To reduce the net investment loss of the Fund, the Administrator was allocated $491 of the Fund's operating expenses for the six months ended March 31, 2003. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended March 31, 2003, no significant amounts have been earned. Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5    Distribution and Service Plans
-------------------------------------------
     The Fund has in effect a distribution plan for Class R (Class R Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Class R Plans allows the Fund to pay Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.25% of the Fund's average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. Although there is not the present intention to do so, the Fund could pay distribution fees of up to 0.50% of Class R's average daily net assets annually upon Trustee approval. The Fund paid or accrued $1 for Class R shares to or payable to EVD for the six months ended March 31, 2003, representing 0.25% (annualized) of the average daily net assets for Class R shares.

     The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class R shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the six months ended March 31, 2003 amounted to $1 for Class R shares.

6    Investment Transactions
-------------------------------------------
     Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2003, aggregated $1,149,126 and $571,095, respectively.

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 92.1%


SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Advertising -- 1.8%
---------------------------------------------------------------
Grey Global Group, Inc.                        410  $   252,966
---------------------------------------------------------------
                                                    $   252,966
---------------------------------------------------------------
Air Freight -- 2.1%
---------------------------------------------------------------
Forward Air Corp.(1)                        13,450  $   292,685
---------------------------------------------------------------
                                                    $   292,685
---------------------------------------------------------------
Airlines -- 1.0%
---------------------------------------------------------------
SkyWest, Inc.                               12,700  $   131,191
---------------------------------------------------------------
                                                    $   131,191
---------------------------------------------------------------
Applications Software -- 9.2%
---------------------------------------------------------------
Fair, Isaac and Co., Inc.                    7,575  $   384,962
Jack Henry & Associates, Inc.               21,200      224,508
Kronos, Inc.(1)                              3,700      129,685
National Instruments Corp.(1)               11,100      391,497
The Reynolds and Reynolds Co. Class A        5,300      134,090
---------------------------------------------------------------
                                                    $ 1,264,742
---------------------------------------------------------------
Auto and Parts -- 0.9%
---------------------------------------------------------------
Gentex Corp.(1)                              5,100  $   129,795
---------------------------------------------------------------
                                                    $   129,795
---------------------------------------------------------------
Banks -- 9.2%
---------------------------------------------------------------
Capital City Bank Group, Inc.                6,700  $   262,037
City National Corp.                          3,800      166,972
Provident Bankshares Corp.                   7,129      164,537
Seacoast Banking Corp. of Florida           13,700      265,643
Texas Regional Bancshares, Class A           8,880      268,087
UCBH Holdings, Inc.                          3,000      131,940
---------------------------------------------------------------
                                                    $ 1,259,216
---------------------------------------------------------------
Broadcast Media -- 1.2%
---------------------------------------------------------------
Cox Radio, Inc., Class A(1)                  7,700  $   159,082
---------------------------------------------------------------
                                                    $   159,082
---------------------------------------------------------------

SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Construction - Cement -- 2.5%
---------------------------------------------------------------
Florida Rock Industries, Inc.               10,000  $   338,500
---------------------------------------------------------------
                                                    $   338,500
---------------------------------------------------------------
Consumer Finance -- 2.3%
---------------------------------------------------------------
Financial Federal Corp.(1)                  16,800  $   320,880
---------------------------------------------------------------
                                                    $   320,880
---------------------------------------------------------------
Containers and Packaging -- 1.0%
---------------------------------------------------------------
AptarGroup, Inc.                             4,100  $   132,635
---------------------------------------------------------------
                                                    $   132,635
---------------------------------------------------------------
Diversified Financial Services -- 3.5%
---------------------------------------------------------------
Affiliated Managers Group, Inc.(1)           8,500  $   353,345
Allied Capital Corp.                         6,600      131,868
---------------------------------------------------------------
                                                    $   485,213
---------------------------------------------------------------
Electric Utilities -- 2.7%
---------------------------------------------------------------
ALLETE, Inc.                                17,900  $   371,604
---------------------------------------------------------------
                                                    $   371,604
---------------------------------------------------------------
Electrical Equipment -- 1.8%
---------------------------------------------------------------
Brady Corp., Class A                         4,800  $   135,744
C & D Technology, Inc.                       9,200      110,216
---------------------------------------------------------------
                                                    $   245,960
---------------------------------------------------------------
Electronic Equipment & Instruments -- 2.8%
---------------------------------------------------------------
Roper Industries, Inc.                       4,500  $   129,825
Technitrol, Inc.(1)                         17,800      260,592
---------------------------------------------------------------
                                                    $   390,417
---------------------------------------------------------------
Engineering & Contruction -- 2.2%
---------------------------------------------------------------
Jacobs Engineering Group, Inc.(1)            7,300  $   306,673
---------------------------------------------------------------
                                                    $   306,673
---------------------------------------------------------------
Food Distributors -- 1.9%
---------------------------------------------------------------
Performance Food Group Co.(1)                8,700  $   266,742
---------------------------------------------------------------
                                                    $   266,742
---------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D


SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Gas Utilities -- 1.0%
---------------------------------------------------------------
Piedmont Natural Gas Co., Inc.               3,700  $   131,905
---------------------------------------------------------------
                                                    $   131,905
---------------------------------------------------------------
Health Care - Equipment -- 3.4%
---------------------------------------------------------------
Diagnostic Products Corp.                    4,400  $   164,340
Young Innovations, Inc.(1)                  13,500      297,135
---------------------------------------------------------------
                                                    $   461,475
---------------------------------------------------------------
Health Care - Supplies -- 2.4%
---------------------------------------------------------------
ICU Medical, Inc.(1)                        12,150  $   334,247
---------------------------------------------------------------
                                                    $   334,247
---------------------------------------------------------------
Health Services -- 2.4%
---------------------------------------------------------------
First Health Group Corp.(1)                  6,400  $   162,816
Renal Care Group, Inc.(1)                    5,300      165,254
---------------------------------------------------------------
                                                    $   328,070
---------------------------------------------------------------
Home Furnishings -- 0.9%
---------------------------------------------------------------
La-Z-Boy, Inc.                               7,200  $   124,416
---------------------------------------------------------------
                                                    $   124,416
---------------------------------------------------------------
Household Products -- 1.0%
---------------------------------------------------------------
Church & Dwight Co., Inc.                    4,500  $   136,620
---------------------------------------------------------------
                                                    $   136,620
---------------------------------------------------------------
Housewares -- 2.4%
---------------------------------------------------------------
Matthews International Corp.                14,300  $   330,330
---------------------------------------------------------------
                                                    $   330,330
---------------------------------------------------------------
Industrial Conglomerate -- 1.0%
---------------------------------------------------------------
Carlisle Companies, Inc.                     3,300  $   133,617
---------------------------------------------------------------
                                                    $   133,617
---------------------------------------------------------------
Insurance - Property and Casualty -- 3.8%
---------------------------------------------------------------
Midland Co.                                 14,600  $   261,340
Triad Guaranty, Inc.(1)                      3,700      127,465
Wesco Financial Corp.                          430      128,140
---------------------------------------------------------------
                                                    $   516,945
---------------------------------------------------------------

SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Insurance Brokers -- 0.9%
---------------------------------------------------------------
Arthur J. Gallagher & Co.                    5,300  $   130,115
---------------------------------------------------------------
                                                    $   130,115
---------------------------------------------------------------
IT Consulting & Services -- 3.9%
---------------------------------------------------------------
FactSet Research Systems, Inc.               6,200  $   201,190
Manhattan Associates, Inc.(1)               18,900      331,317
---------------------------------------------------------------
                                                    $   532,507
---------------------------------------------------------------
Leisure - Products -- 0.7%
---------------------------------------------------------------
Polaris Industries, Inc.                     2,000  $    99,440
---------------------------------------------------------------
                                                    $    99,440
---------------------------------------------------------------
Lodging and Hotels -- 1.2%
---------------------------------------------------------------
Marcus Corp., (The)                         11,900  $   161,840
---------------------------------------------------------------
                                                    $   161,840
---------------------------------------------------------------
Machinery Industrial -- 1.2%
---------------------------------------------------------------
Graco, Inc.                                  5,950  $   167,195
---------------------------------------------------------------
                                                    $   167,195
---------------------------------------------------------------
Multi-Utilities -- 1.5%
---------------------------------------------------------------
Energen Corp.                                6,300  $   201,978
---------------------------------------------------------------
                                                    $   201,978
---------------------------------------------------------------
Oil and Gas - Exploration and Production -- 2.0%
---------------------------------------------------------------
Newfield Exploration Co.(1)                  7,900  $   267,731
---------------------------------------------------------------
                                                    $   267,731
---------------------------------------------------------------
Packaged Foods -- 0.5%
---------------------------------------------------------------
Tootsie Roll Industries, Inc.                2,257  $    64,401
---------------------------------------------------------------
                                                    $    64,401
---------------------------------------------------------------
Paper Products -- 0.9%
---------------------------------------------------------------
Wausau-Mosinee Paper Corp.                  12,700  $   129,540
---------------------------------------------------------------
                                                    $   129,540
---------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D


SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Publishing -- 1.0%
---------------------------------------------------------------
Lee Enterprises, Inc.                        4,200  $   132,384
---------------------------------------------------------------
                                                    $   132,384
---------------------------------------------------------------
Restaurants -- 1.2%
---------------------------------------------------------------
Sonic Corp.(1)                               6,450  $   164,217
---------------------------------------------------------------
                                                    $   164,217
---------------------------------------------------------------
Retail - Apparel -- 0.9%
---------------------------------------------------------------
Kenneth Cole Productions, Inc.(1)            5,800  $   127,020
---------------------------------------------------------------
                                                    $   127,020
---------------------------------------------------------------
Retail - Food -- 1.9%
---------------------------------------------------------------
Casey's General Stores, Inc.                11,100  $   132,090
Ruddick Corp.                               10,100      124,230
---------------------------------------------------------------
                                                    $   256,320
---------------------------------------------------------------
Semiconductor Equipment -- 0.7%
---------------------------------------------------------------
Cohu, Inc.                                   6,500  $    95,095
---------------------------------------------------------------
                                                    $    95,095
---------------------------------------------------------------
Services - Diversified Commercial -- 3.0%
---------------------------------------------------------------
ABM Industries, Inc.                        21,700  $   285,138
G & K Services, Inc.                         5,400      129,600
---------------------------------------------------------------
                                                    $   414,738
---------------------------------------------------------------
Services - Employment -- 0.5%
---------------------------------------------------------------
On Assignment, Inc.(1)                      15,300  $    64,719
---------------------------------------------------------------
                                                    $    64,719
---------------------------------------------------------------
Specialty Store -- 2.9%
---------------------------------------------------------------
Aaron Rents, Inc.                           14,600  $   297,548
Claire's Stores, Inc.                        4,100       96,801
---------------------------------------------------------------
                                                    $   394,349
---------------------------------------------------------------

SECURITY                                  SHARES    VALUE
---------------------------------------------------------------

Waste Management -- 2.8%
---------------------------------------------------------------
Landauer, Inc.                              10,600  $   389,020
---------------------------------------------------------------
                                                    $   389,020
---------------------------------------------------------------
Total Common Stocks
   (identified cost $13,373,793)                    $12,638,535
---------------------------------------------------------------
Total Investments -- 92.1%
   (identified cost $13,373,793)                    $12,638,535
---------------------------------------------------------------
Other Assets, Less Liabilities -- 7.9%              $ 1,083,818
---------------------------------------------------------------
Net Assets -- 100.0%                                $13,722,353
---------------------------------------------------------------

(1)  Non-income producing security.

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES


AS OF MARCH 31, 2003

Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $13,373,793)                           $12,638,535
Cash                                           19,862
Receivable for investments sold             1,261,925
Interest and dividends receivable              17,014
Prepaid expenses                                   19
-----------------------------------------------------
TOTAL ASSETS                              $13,937,355
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Demand note payable                       $   200,000
Accrued expenses                               15,002
-----------------------------------------------------
TOTAL LIABILITIES                         $   215,002
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $13,722,353
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $14,457,611
Net unrealized depreciation (computed on
   the basis of identified cost)             (735,258)
-----------------------------------------------------
TOTAL                                     $13,722,353
-----------------------------------------------------

STATEMENT OF OPERATIONS


FOR THE SIX MONTHS ENDED
MARCH 31, 2003

Investment Income
---------------------------------------------------
Dividends                                 $  86,189
Interest                                      1,644
---------------------------------------------------
TOTAL INVESTMENT INCOME                   $  87,833
---------------------------------------------------

Expenses
---------------------------------------------------
Investment adviser fee                    $  75,377
Trustees' fees and expenses                      93
Custodian fee                                15,105
Legal and accounting services                 8,694
Miscellaneous                                   105
---------------------------------------------------
TOTAL EXPENSES                            $  99,374
---------------------------------------------------
Deduct --
   Preliminary reduction of investment
      adviser fee                         $  42,933
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  42,933
---------------------------------------------------

NET EXPENSES                              $  56,441
---------------------------------------------------

NET INVESTMENT INCOME                     $  31,392
---------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(924,619)
---------------------------------------------------
NET REALIZED LOSS                         $(924,619)
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 855,416
---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 855,416
---------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (69,203)
---------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (37,811)
---------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS


                                         SIX MONTHS ENDED
INCREASE (DECREASE) IN NET               MARCH 31, 2003    YEAR ENDED
ASSETS                                   (UNAUDITED)       SEPTEMBER 30, 2002(1)
--------------------------------------------------------------------------------
From operations --
 Net investment income                     $      31,392      $     10,565
 Net realized loss                              (924,619)         (219,112)
 Net change in unrealized
  appreciation (depreciation)                    855,416        (1,590,674)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
 FROM OPERATIONS                           $     (37,811)     $ (1,799,221)
--------------------------------------------------------------------------------
Capital transactions --
 Contributions                             $   3,876,864      $ 16,520,145
 Withdrawals                                  (3,882,197)       (1,055,437)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS                 $      (5,333)     $ 15,464,708
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS      $     (43,144)     $ 13,665,487
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                     $  13,765,497      $    100,010
--------------------------------------------------------------------------------
AT END OF PERIOD                           $  13,722,353      $ 13,765,497
--------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                    SIX MONTHS ENDED
                                    MARCH 31, 2003      YEAR ENDED
                                    (UNAUDITED)         SEPTEMBER 30, 2002(1)
-------------------------------------------------------------------------------
Ratios/Supplemental Data+
-------------------------------------------------------------------------------
Ratios (As a percentage of
 average daily net assets):
   Net expenses                          0.75%(2)                 0.92%(2)
   Net expenses after
      custodian fee reduction            0.75%(2)                 0.90%(2)
   Net investment income                 0.42%(2)                 0.23%(2)
Portfolio Turnover                         26%                      17%
-------------------------------------------------------------------------------
TOTAL RETURN                             0.30%                  (22.75)%
-------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $13,722                  $13,765
-------------------------------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses                              1.32%(2)                 1.65%(2)
   Expenses after custodian
      fee reduction                      1.32%(2)                 1.63%(2)
   Net investment loss                  (0.15)%(2)               (0.50)%(2)
-------------------------------------------------------------------------------


 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.

 (2)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1    Significant Accounting Policies
-------------------------------------------
     Small-Cap  Portfolio  (the  Portfolio) is registered  under the  Investment
     Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified portfolio of equity securities of companies having market capitalizations within the range of companies comprising the Russell 2000 (small company stocks), emphasizing quality small companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2003, the Eaton Vance Small-Cap Fund and the Atlanta Capital Small-Cap Fund held 31.8% and 54.8% interests in the Portfolio, respectively. In addition, one other investor owned a greater than 10% interest in the Portfolio (12.3% at March 31, 2003). The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

E Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of securities sold.

F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Interim Financial Statements -- The interim financial statements relating to March 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2    Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
     The  investment  adviser fee is earned by Boston  Management  and  Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended March 31, 2003, the adviser fee amounted to $75,377. In order to enhance the net investment income of the Portfolio, BMR made a reduction of the investment adviser fee of $42,933. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management LLC ("Atlanta Capital"), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.750% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3    Investment Transactions
-------------------------------------------
     Purchases and sales of investments, other than short-term obligations, aggregated $3,638,493 and $4,125,398, respectively, for the six months ended March 31, 2003.

4    Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
     The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2003, as computed on a federal income tax basis, were as follows:


    AGGREGATE COST                            $13,373,793
    -----------------------------------------------------
    Gross unrealized appreciation             $   663,936
    Gross unrealized depreciation              (1,399,194)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (735,258)
    -----------------------------------------------------

5    Line of Credit
-------------------------------------------
     The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2003, the Portfolio had a balance pursuant to this line of credit of $200,000. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2003.

ATLANTA CAPITAL SMALL-CAP FUND AS OF MARCH 31, 2003

INVESTMENT MANAGEMENT

ATLANTA CAPITAL SMALL-CAP FUND

Officers

Thomas E. Faust Jr.
President

Gregory L. Coleman
Vice President

James A. Womack
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

James B. Hawkes
Chairman, President and Chief Executive
Officer of Eaton Vance Corp. and officer and/or director of its subsidiaries

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

SMALL-CAP PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust Jr.
Vice President

William R. Hackney, III
Vice President

Paul J. Marshall
Vice President

Charles B. Reed
Vice President

Kristin S. Anagnost
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF SMALL-CAP PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

SUB-ADVISER OF SMALL-CAP PORTFOLIO
ATLANTA CAPITAL MANAGEMENT LLC
1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

ADMINISTRATOR OF ATLANTA CAPITAL SMALL-CAP FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

ATLANTA CAPITAL SMALL-CAP FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

1452-5/03                                                              ASCSRC

          PROSPECTUS AND INFORMATION STATEMENT DATED NOVEMBER 20, 2003

                          ACQUISITION OF THE ASSETS OF

                           EATON VANCE SMALL-CAP FUND

                        BY AND IN EXCHANGE FOR SHARES OF

                           EATON VANCE-ATLANTA CAPITAL
                                 SMALL-CAP FUND

                            THE EATON VANCE BUILDING
                                255 STATE STREET
                           BOSTON, MASSACHUSETTS 02109
                                 (800) 225-6265

     This Prospectus and Information Statement is being furnished to shareholders of Eaton Vance Small-Cap Fund ("EV Fund"), a series of Eaton Vance Growth Trust (the "Trust"), which is a Massachusetts business trust, in connection with an Agreement and Plan of Reorganization (the "Plan"). Pursuant to the Plan, EV Fund will receive, in exchange for all of its assets, Class A shares of Eaton Vance-Atlanta Capital Small-Cap Fund ("EVAC Fund"), also a series of the Trust, and EVAC Fund will assume all of EV Fund's liabilities. Following the transfer, EVAC Fund shares will be distributed to shareholders of the EV Fund in liquidation of the EV Fund, and the EV Fund will be terminated. As a result, each shareholder of EV Fund will receive EVAC Fund shares equal in total value to their holdings in EV Fund, in each case calculated as of the close of regular trading on the New York Stock Exchange on the business day immediately prior to the reorganization contemplated by the Plan (the "Reorganization"), which is expected to be on or about January 9, 2004.

     The investment objective of each Fund is to seek long-term capital growth for its shareholders through investing primarily in common stocks of companies with small market capitalizations. Each Fund invests all or substantially all of its assets in Small-Cap Portfolio.

     The Board of Trustees of the Trust (the "Trustees") has determined to merge EV Fund into EVAC Fund because EV Fund is not large enough to be economically viable and is unlikely to become viable in the foreseeable future as a result of its small asset size and inability to adequately attract new assets. SHAREHOLDERS OF EV FUND ARE NOT BEING ASKED TO VOTE ON THE PLAN OR APPROVE THE REORGANIZATION.

     This Prospectus and Information Statement, which should be retained for future reference, sets forth concisely information about EVAC Fund that investors should know before the Reorganization. Additional information is contained in the following documents:

 * The Statement of Additional Information ("SAI") dated November 20, 2003 relating to the Plan, including financial statements, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by this reference (that is, it legally forms a part of this Prospectus and Information Statement). The SAI is available without charge upon request by writing to EVAC Fund's principal underwriter, Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, MA 02109 or by calling (800) 225-6265.

 * The current prospectus of EVAC Fund ("EVAC Prospectus") dated November 19, 2003 accompanies this Prospectus and Information Statement, has been filed with the SEC, and is incorporated herein by this reference.

 * The current prospectus of EV Fund ("EV Prospectus") dated February 1, 2003 has been filed with the SEC and is incorporated herein by this reference.

 * EVAC Fund's (i) current SAI dated November 19, 2003 ("EVAC SAI"), (ii) Annual Report to Shareholders dated September 30, 2002 ("Annual Report"), and (iii) Semiannual Report to Shareholders dated March 31, 2003 ("Semiannual Report") have been filed with the SEC and are incorporated herein by this reference.

 * EV Fund's (i) current SAI dated February 1, 2003 ("EV SAI"), (ii) Annual Report to Shareholders dated September 30, 2002 ("Annual Report"), and
     (iii) Semiannual Report to Shareholders dated March 31, 2003 ("Semiannual Report") have been filed with the SEC and are incorporated herein by this reference.

     You will find and may copy information about each Fund (including its Prospectus, SAI and shareholder reports) at the Securities and Exchange Commission's public reference room in Washington, D.C. (call 1-202-942-8090 for information on the hours of operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, D.C. 20549-0102, or by electronic mail at PUBLICINFO@SEC.GOV.

--------------------------------------------------------------------------------
WE ARE NOT ASKING YOU FOR A PROXY OR WRITTEN CONSENT, AND YOU ARE REQUESTED NOT TO SEND TO US A PROXY OR WRITTEN CONSENT.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

TABLE OF CONTENTS
                                                                            PAGE
SUMMARY......................................................................1
     The Reorganization......................................................1
     Background for the Reorganization.......................................2
     Principal Differences Between EV Fund and EVAC Fund.....................2
     Fees and Expenses.......................................................2
     Distribution Arrangements...............................................3
     Redemption Procedures and Exchange Privileges...........................3
     Tax Consequences........................................................3
FEES AND EXPENSES............................................................4
PRINCIPAL RISK FACTORS.......................................................5
THE REORGANIZATION...........................................................5
     Reorganization Plan.....................................................5
     Reasons for the Reorganization..........................................7
     Description of the Securities to be Issued..............................7
     Federal Income Tax Considerations.......................................8
     Capitalization..........................................................9
     Investment Performance..................................................9
     Management's Discussion of Fund Performance.............................9
COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES.............................9
COMPARATIVE INFORMATION ON DISTRIBUTION ARRANGEMENTS........................10
SHAREHOLDER SERVICES........................................................10
COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS...............................10
     General................................................................10
     Shareholder Liability..................................................10
INTERESTS OF AFFILIATED PERSONS.............................................10
     Five Percent Holders...................................................10
     Shares Held by Officers and Trustees...................................11
     Interests of Affiliated Persons........................................11
MISCELLANEOUS...............................................................12
     Eaton Vance and Atlanta Capital........................................12
     Available Information..................................................12
     Legal Matters..........................................................13
     Experts................................................................13
FINANCIAL HIGHLIGHTS........................................................14
APPENDIX A.................................................................A-1
APPENDIX B.................................................................B-1

                            EATON VANCE GROWTH TRUST

                           EATON VANCE-ATLANTA CAPITAL
                                 SMALL-CAP FUND

                            THE EATON VANCE BUILDING
                                255 STATE STREET
                           BOSTON, MASSACHUSETTS 02109

                      PROSPECTUS AND INFORMATION STATEMENT
                             DATED NOVEMBER 20, 2003

                                     SUMMARY


     The following is a summary of certain information contained elsewhere in this Prospectus and Information Statement and the Plan and is qualified by reference to the more complete information contained herein as well as the EVAC Prospectus, which accompanies and is incorporated by reference in this
Prospectus and Information Statement, and the EV Prospectus, which is incorporated by reference herein. Shareholders should read this entire Prospectus and Information Statement carefully. This summary is not intended to be a complete statement of all material features of the Reorganization and is qualified in its entirety by reference to the full text of this Prospectus and Information Statement and the documents referred to herein.

     The  form  of the  Plan is  attached  to this  Prospectus  and  Information
Statement   as  Appendix   A.  The   transactions   contemplated   by  the  Plan
(collectively, the "Reorganization") are described herein.

     THE REORGANIZATION

     The Trustees of the Trust (including a majority of those Trustees who are not "interested persons," as defined in the Investment Company Act of 1940, as amended ("1940 Act") ("Independent Trustees")) have approved the Plan, pursuant to which EV Fund will sell and transfer all of its assets to EVAC Fund in exchange for the assumption by EVAC Fund of all of EV Fund's liabilities and the issuance to EV Fund of EVAC Fund Class A shares equal to the value of the assets transferred less the liabilities assumed. EV Fund will then distribute to its shareholders the EVAC Fund shares received in exchange for all outstanding EV Fund shares, and EV Fund will be dissolved.

     EACH SHAREHOLDER OF THE EV FUND WILL RECEIVE THE NUMBER OF FULL AND FRACTIONAL SHARES OF EVAC FUND EQUAL IN VALUE TO THAT SHAREHOLDER'S SHARES OF EV FUND AS OF THE CLOSING DATE OF THE REORGANIZATION, WHICH IS EXPECTED TO BE ON OR ABOUT JANUARY 9, 2004 ("CLOSING DATE"). EACH EV FUND SHAREHOLDER WILL RECEIVE EVAC FUND CLASS A SHARES EQUAL IN VALUE TO HIS OR HER EV FUND SHARES PREVIOUSLY HELD.

     At or prior to the Closing Date, EV Fund shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders' all of its investment company taxable income and all of its net capital gains, if any, realized for the taxable year ending at the Closing Date. The Trustees of the Trust, including the Independent Trustees, determined that the Reorganization is in the best interests of each Fund and that the interests of the Funds' shareholders will not be diluted as a result of the Reorganization.

     BACKGROUND FOR THE REORGANIZATION

     In approving the Plan, the Trustees of the Trust considered a number of factors, including the proposed terms of the Reorganization. The Trustees considered that combining the Funds should produce additional economies of scale, which should help reduce costs per share and, as a result, potentially increase the investment return to EV Fund shareholders. Moreover, the Trustees considered that, in light of the EV Fund's small size and poor prospects for growth in the longer-term, it was not economically viable for Eaton Vance Management ("Eaton Vance") to sponsor and manage the EV Fund for the longer-term. Finally, the Trustees considered possible alternatives to the Reorganization, including possible liquidation of EV Fund, and determined that the Reorganization was the best available solution for addressing the poor prospects for longer-term viability. In particular, the Trustees concluded that the merger of EV Fund into EVAC Fund would permit EV Fund shareholders to continue a substantially identical investment on an expected tax-free basis and with likely lower fund expenses.

     PRINCIPAL DIFFERENCES BETWEEN EV FUND AND EVAC FUND

     Both EV Fund and EVAC Fund are "feeder" funds in the same "master-feeder" structure. In a master-feeder structure, each feeder fund invests all or substantially all of its assets in a single master fund, which directly holds a portfolio of investments. The master fund in which the Funds invest their assets is Small-Cap Portfolio (the "Portfolio"). Because the Funds invest in the same Portfolio, their portfolio holdings are substantially identical and do not differ in any material respects. Each Fund has identical fundamental and nonfundamental investment policies and restrictions.

     FEES AND EXPENSES

     The  Portfolio's  investment  adviser  is Boston  Management  and  Research
("BMR"), a wholly owned subsidiary of Eaton Vance. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management, LLC ("Atlanta Capital"), an indirect majority-owned subsidiary of Eaton Vance. BMR pays Atlanta Capital a portion of the advisory fee for sub-advisory services provided to the Portfolio. The investment advisory fee is based on the following fee schedule:

                                                           Annual Fee Rate
  Average Daily Net Assets for the Month                   (for each level)
  --------------------------------------                   ----------------
  Up to $500 million                                           1.0000%
  $500 million but less than $1 billion                        0.9375%
  $1 billion but less than $2.5 billion                        0.8750%
  $2.5 billion but less than $5 billion                        0.8125%
  $5 billion and over                                          0.7500%

The investment sub-advisory fee is based on the following schedule:

                                                             Annual Fee Rate
   Average Daily Net Assets for the Month                   (for each level)
   --------------------------------------                   ----------------
   up to $500 million                                           0.75000%
   $500 million but less than $1 billion                        0.71875%
   $1 billion but less than $2.5 billion                        0.68750%
   $2.5 billion but less than $5 billion                        0.65625%
   $5 billion and over                                          0.62500%

     EV Fund shares and Class A shares of EVAC Fund pay a shareholder service fee of 0.25% of average daily net assets. Eaton Vance serves as the administrator of EV Fund and EVAC Fund. For serving as administrator to EV Fund, Eaton Vance receives a monthly fee equal to 0.15% of average daily net assets of the EV Fund annually. Eaton Vance does not receive a fee for serving as administrator of EVAC Fund.

     The current expense ratio (not taking into account any fee waivers or expense reimbursements) of the EV Fund is higher than that of EVAC Fund. For the six-month period ended March 31, 2003, the ratio of expenses to net assets on an annualized basis (not taking into account any fee waivers or expense reimbursements) was 3.16% for shares of EV Fund. Class A shares of EVAC Fund only recently commenced operations and were not in existence during the six-month period ended March 31, 2003. For the six-months ended March 31, 2003, the annualized expense ratio of Class R shares of the EVAC Fund (adjusted to reflect the service fee payable by Class A shares and not taking into account any fee waivers or expense reimbursements) was 2.18%. The total ratio of expenses to net assets on an annualized basis for the six-month period ended March 31, 2003 (after fee waivers and expense reimbursements) was 1.75% for EV Fund and 1.60% for Class R shares of EVAC Fund (adjusted to reflect the Class A service fee). The EV Fund fee waiver and expense reimbursement are voluntary and can be terminated by Eaton Vance at any time. Eaton Vance believes in the absence of substantial asset growth, which is not expected to occur, the waiver and reimbursement arrangement for EV Fund is not economically viable for the longer-term and may not be continued. Eaton Vance has agreed to reimburse the operating expenses of EVAC Fund (which exclude advisory and service fees) to the extent such expenses exceed 0.35% of average daily net assets annually. This reimbursement may be changed or terminated at any time after September 30, 2004 subject to Trustee approval. See "Fees and Expenses" below.

     DISTRIBUTION ARRANGEMENTS

     Shares of each Fund are sold on a continuous basis by EVD, the Funds' principal underwriter. Each Fund's shares are sold at net asset value per share plus a sales charge. The Funds' respective sales charge schedules are identical. In the Reorganization, EV Fund shareholders will receive Class A shares of EVAC Fund. Shareholders will not be assessed a sales charge on their receipt of EVAC Fund Class A shares in connection with the Reorganization.

     REDEMPTION PROCEDURES AND EXCHANGE PRIVILEGES

     Each Fund offers the same redemption features pursuant to which proceeds of a redemption are remitted by wire or check after prompt receipt of proper documents, including signature guarantees. Each Fund has the same exchange privilege.

     TAX CONSEQUENCES

     The Trust has been advised by its counsel, Kirkpatrick & Lockhart LLP, that the Reorganization will constitute a tax-free reorganization for federal income tax purposes and that, accordingly, no gain or loss will be recognized for those purposes as a result of the Reorganization either to EV Fund or to its shareholders. Consequently, the holding period and aggregate tax basis of the EVAC Fund shares that are to be received by each holder of EV Fund shares will be the same as the holding period and aggregate tax basis of the EV Fund shares previously held by such shareholder. In addition, the holding period and tax basis of the assets to be transferred to EVAC Fund will be the same in EVAC Fund's hands as in EV Fund's hands immediately prior to the Reorganization. Nevertheless, the Reorganization will be consummated even if it is not a tax-free reorganization, in which event EV Fund shareholders may be required to recognize for tax purposes a gain or loss depending on whether their tax basis (initial purchase price plus reinvested distributions) in their EV Fund shares is greater than or less than the net asset value of the EVAC Fund shares received in the Reorganization. Shareholders should consult their own tax advisers. See "THE REORGANIZATION -- Federal Income Tax Considerations".

                                FEES AND EXPENSES

     Set forth below is a comparison of each Fund's expense ratios. The tables reflect the EV Fund's annualized expenses for the eleven-month period ended March 31, 2003. Because Class A shares of EVAC Fund only recently commenced operations, the Class A expense ratios shown below reflect the annualized expenses of Class R shares of the EVAC Fund during the eleven months ended March 31, 2003, adjusted to reflect the Class A service fee. The ratios also are shown on a pro forma (estimated) combined basis, giving effect to the Reorganization.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                      EACH FUND*
MAXIMUM SALES CHARGE (LOAD) (AS A % OF OFFERING PRICE)                  5.75%
MAXIMUM DEFERRED SALES CHARGE (AS A % OF THE LOWER OF NET ASSET
  VALUE AT TIME OF PURCHASE OR REDEMPTION)                              None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DISTRIBUTIONS         None
EXCHANGE FEE                                                            None

*  Reflects EVAC Class A shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND AND PORTFOLIO ASSETS)

                                                      EV FUND
MANAGEMENT FEES                                          1.15%
DISTRIBUTION AND SERVICE (12B-1) FEES                    n/a
OTHER EXPENSES(1)                                        2.37%
                                                         -----
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                  3.52%

                                                     EVAC FUND
                                                      CLASS A
MANAGEMENT FEES                                          1.00%
DISTRIBUTION AND SERVICE (12B-1) FEES                    n/a
OTHER EXPENSES(1)                                        1.52%
                                                         -----
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                  2.52%

                                                 PRO FORMA AFTER
                                                REORGANIZATION(3)
                                                     CLASS A
MANAGEMENT FEES                                          1.00%
DISTRIBUTION AND SERVICE (12B-1) FEES                    n/a
OTHER EXPENSES(1)                                        0.60%
                                                         -----
TOTAL ANNUAL FUND OPERATING EXPENSES                     1.60%

(1)  "Other  Expenses"  includes a 0.25%  service fee paid pursuant to a Service
     Plan.

(2) During the period ended March 31, 2003, Total Annual Fund Operating Expenses of EV Fund and EVAC Fund were reduced to 1.75% and 1.60%, respectively, due to fee waivers and expense reimbursements by Eaton Vance. The EV Fund waiver and reimbursement could be terminated at any time. Eaton Vance has agreed to reimburse the Other Expenses (excluding service fees) of EVAC Fund to the extent they exceed 0.35% of average daily net assets annually. This reimbursement may be changed or terminated at any time after September 30, 2004 subject to Trustee approval.

(3) Pro Forma After Reorganization reflects the pro forma fees and expenses of Class A EVAC Fund after giving effect to the Reorganization assuming the Reorganization occurred during the period ended March 31, 2003. Pro forma Other Expenses and Total Annual Fund Operating Expenses reflect the expense reimbursement by Eaton Vance (see footnote 2 above). Absent the expense reimbursement, Pro forma Operating Expenses and Total Annual Fund Operating Expenses would have been 1.60% and 2.60%, respectively.

EXAMPLE

     These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each example also assumes that your investment has a 5% return each year and that the operating costs remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR      3 YEARS      5 YEARS       10 YEARS
EV FUND
  Class A shares                $909       $1,593       $2,296        $4,149
EVAC FUND
  Class A shares                $815       $1,314       $1,838        $3,266
EVAC FUND - PRO FORMA CLASS A
  AFTER THE REORGANIZATION
  Class A shares                $803       $1,337       $1,876        $3,341

Your costs would be the same if you did not redeem your shares.

                             PRINCIPAL RISK FACTORS

     Because the Funds invest in the same Portfolio and have the same investment objective and policies, they are subject to substantially identical risks.

     The performance of both EV Fund and EVAC Fund largely depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term and the value of an investment will rise and fall, sometimes sharply. Also, because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Growth stocks in particular may underperform during periods when the market favors value stocks. The Funds' performance may also suffer if certain stocks do not perform as the portfolio manager expected. Also, although stock values can rebound, there is no assurance that values will return to previous levels.

     The Portfolio is subject to risks associated with investing in small-cap companies, which may be more volatile and, at times, may lag behind other types of stocks in performance. This could cause each Fund to perform worse than certain other funds over a given time period.

     Shareholders should consult the EVAC Prospectus, which accompanies this Prospectus and Information Statement, and the EVAC SAI, EV Prospectus and EV SAI, which are available upon request, each as supplemented, for a more thorough discussion of the risks of investing in the Funds.

                               THE REORGANIZATION

     REORGANIZATION PLAN

     The Plan provides that, at the Closing Date, EVAC Fund will acquire all of the assets of EV Fund in exchange for the issuance of EVAC Fund Class A shares to EV Fund, and the EVAC Fund will assume all of the liabilities of EV Fund. The EV Fund assets to be acquired will consist of the EV Fund's interest in the Portfolio. The value of Class A shares issued to the EV Fund by the EVAC Fund will be equal to the value of shares that the EV Fund has outstanding on the Closing Date. The EVAC Fund shares received by the EV Fund will be distributed to EV Fund shareholders in exchange for their EV Fund shares.

     EVAC Fund will assume all liabilities, expenses, costs, charges and reserves of EV Fund on the Closing Date. At or prior to the Closing Date, the EV Fund shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the EV Fund's shareholders all of EV Fund's investment company taxable income, net tax-exempt interest income, and net capital gain, if any, realized (after reduction for any available capital loss carry-forward) in all taxable years ending at or prior to the Closing Date.

     At or as soon as practicable after the Closing Date, the EV Fund will liquidate and distribute pro rata to its shareholders of record as of the close of trading on the New York Stock Exchange on the Closing Date the full and fractional EVAC Fund Class A shares equal in value to the EV Fund shares outstanding. Such liquidation and distribution will be accomplished by the establishment of shareholder accounts on the share records of EVAC Fund in the name of each shareholder of EV Fund, representing the respective pro rata number of full and fractional EVAC Fund Class A shares due such shareholder. All of EVAC Fund's future distributions attributable to the shares issued in the Reorganization will be paid to shareholders in cash or invested in additional shares of EVAC Fund at the price in effect as described in EVAC Fund's prospectus on the respective payment dates in accordance with instructions previously given by the shareholder to the Trust's transfer agent.

     Accordingly, immediately after the Reorganization, each former shareholder of EV Fund shares will own Class A shares of EVAC Fund equal to the value of that shareholder's EV Fund shares immediately prior to the Reorganization. Moreover, because shares of EVAC will be issued at net asset value in exchange for the net assets of EV Fund that will equal the aggregate value of those shares, the net asset value per share of EVAC Fund will be unchanged. Thus, the Reorganization will not result in a dilution of the value of any shareholder account in either Fund. However, in general, the Reorganization will reduce the percentage ownership of each EV Fund shareholder in the EVAC Fund below such shareholder's current percentage ownership in EV Fund. Although the shareholder will have the same dollar amount invested initially in EVAC Fund that he or she had invested in EV Fund, his or her investment will represent a smaller percentage of the combined net assets of the Funds.

     Any transfer taxes payable on issuance of shares of EVAC Fund in a name other than that of the registered holder of the shares on the books of EV Fund as of the time of transfer will be paid by the person to whom those shares are to be issued as a condition of the transfer. Any reporting responsibility of EV Fund will continue to be its responsibility up to and including the Closing Date and thereafter until it is dissolved.

     The consummation of the Plan is subject to the conditions set forth therein. The Plan may be terminated at any time prior to the consummation of the Reorganization without liability on the part of either party or its respective officers, Trustees or shareholders, by either party on written notice to the other party if certain specified representations and warranties or conditions have not been performed or do not exist on or before January 30, 2004. The Plan may be amended by written agreement of its parties without shareholder approval and the parties may waive without shareholder approval any default by the other or any failure to satisfy any of the conditions to its obligations.

     Pursuant to certain voluntary  expense  reimbursement  arrangements,  it is
anticipated   that  Eaton   Vance  will  bear  all   expenses   related  to  the
Reorganization.

     REASONS FOR THE REORGANIZATION

     The Reorganization has been considered by the Trustees of the Trust. In reaching a decision, the Trustees, including a majority of the Independent Trustees, concluded that the Reorganization would be in the best interests of EV Fund and EVAC Fund, respectively, and that the interests of shareholders in EV Fund and EVAC Fund, respectively, will not be diluted as a result of the Reorganization. In recommending the Reorganization, Eaton Vance indicated that the Reorganization would eliminate the expense of maintaining EV Fund as a separate series of the Trust (I.E., fund accounting, legal, audit, shareholder reporting, custodial expenses, etc.), possibly produce certain economies of scale in EVAC Fund and potentially make it more marketable.

     In considering the Reorganization, the Trustees considered the following factors, among others:

     (1) the small asset base of EV Fund, its failure to attract new assets and its poor prospects for asset growth in the longer-term;

     (2) that the effect of the Reorganization will be to allow EV Fund shareholders to continue their investments in a substantially identical Eaton Vance Fund having an identical investment strategy with a minimum administrative burden to shareholders;

     (3) the Reorganization is expected to be tax-neutral to investors;

     (4) the absence of any need to engage in investment portfolio restructuring because of the identical investment objectives and strategies of EV Fund and EVAC Fund and their investment in the same Portfolio;

     (5) the Funds' historical performance records and risk/reward ratios, expense ratios, past growth in assets, and their future prospects;

     (6) alternatives to the proposed transactions, including liquidation of the EV Fund or maintaining the status quo;

     (7) the effect of the Reorganization on the expense ratio of EVAC Fund, namely, that the Reorganization will permit the fixed costs of EVAC Fund to be spread over a larger asset base, effectively bringing the assets of that Fund closer to the point where expenses borne by each shareholder will be reduced, based upon the Fund's current fee structure;

     (8) Eaton Vance has voluntarily capped the expenses of each participating Fund, and would thus effectively bear the costs of the Reorganization;

     (9) the benefit to Eaton Vance if the voluntary expense subsidies provided by Eaton Vance to EV Fund are terminated; and

     (10) the potential benefit to Eaton Vance due to the possible decrease in the expenses of EVAC Fund.

     DESCRIPTION OF THE SECURITIES TO BE ISSUED

     The Trust is registered with the SEC as an open-end management investment company, and the Trustees are authorized to issue an unlimited number of shares of beneficial interest in each separate series (without par value). Full and fractional Class A shares of EVAC Fund will be distributed to EV Fund shareholders in accordance with the procedures under the Plan. Each EVAC Fund share will be fully paid, non-assessable when issued and transferable without restrictions and will have no preemptive or cumulative voting rights and have only such conversion or exchange rights as the Trustees of the Trust may grant in their discretion.

     FEDERAL INCOME TAX CONSIDERATIONS

     The exchange of EV Fund's assets for EVAC Fund shares and EVAC Fund's assumption of liabilities of EV Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"). The Trust expects to receive an opinion from Kirkpatrick & Lockhart LLP, the Trust's counsel, on the Closing Date substantially to the effect that, on the basis of the facts and assumptions stated therein and the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules and pronouncements and court decisions, for federal income tax purposes:

     (1) EVAC Fund's acquisition of all EV Fund's assets in exchange solely for EVAC Fund shares and the assumption by EVAC Fund of liabilities of EV Fund, followed by the distribution of those shares PRO RATA to the shareholders of EV Fund constructively in exchange for EV Fund shares, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be a "party to a reorganization" within the meaning of section 368(b) of the Code;

     (2) No gain or loss will be recognized to EV Fund on the transfer of its assets to EVAC Fund in exchange solely for EVAC Fund shares and the assumption by EVAC Fund of EV Fund's liabilities or on the subsequent distribution of those shares to EV Fund's shareholders in exchange for their EV Fund shares;

     (3) No gain or loss will be recognized to EVAC Fund on its receipt of the assets from EV Fund in exchange solely for EVAC Fund shares and the assumption by EVAC Fund of EV Fund's liabilities;

     (4) EVAC Fund's basis for the transferred assets will be the same as the basis of those assets in EV Fund's hands immediately before the Reorganization, and EVAC Fund's holding period for those assets will include the period during which the assets were held by EV Fund;

     (5) No gain or loss will be recognized to an EV Fund shareholder on the constructive exchange of all the shareholder's EV Fund shares solely for EVAC Fund shares pursuant to the Reorganization; and

     (6) An EV Fund shareholder's basis for EVAC Fund shares to be received by the shareholder in the Reorganization will be the same as the basis for the shareholder's EV Fund shares to be constructively surrendered in exchange for those EVAC Fund shares; and the shareholder's holding period for those EVAC Fund shares will include the shareholder's holding period for those EV Fund shares, provided they are held as capital assets by the shareholder on the Closing Date.

     Notwithstanding paragraphs (2) and (4) above, such counsel's opinion may state that no opinion is expressed as to the effect of the Reorganization on EV Fund, EVAC Fund or any EV Fund shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     Shareholders of EV Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

CAPITALIZATION

     The following table (which is unaudited) sets forth the capitalization of EVAC Fund and EV Fund as of March 31, 2003, and the pro forma combined capitalization of both Funds as if the Reorganization had occurred on that date. Because Class A shares of EVAC Fund have only recently been issued, the capitalization presented is that of Class R shares of EVAC Fund. Class R shares of EVAC Fund have slightly higher expenses than Class A shares of EVAC Fund. Class A shares commenced operations on November 19, 2003 with an initial net asset value per share of $10.00.

                                                  NET ASSET VALUE      SHARES
                                  NET ASSETS       PER SHARE(1)      OUTSTANDING
EVAC FUND
  Class R shares                 $      775           $7.67              101
EV FUND
  Class A shares                 $4,099,143           $7.63          537,430

EVAC FUND - PRO FORMA CLASS A
  AFTER THE REORGANIZATION

  Class A shares                 $4,099,143           $7.67          534,438

(1) Rounded to two decimal places. The number of shares outstanding was calculated based on a net asset value per share rounded to six decimal places.

     INVESTMENT PERFORMANCE

     EVAC Fund does not have a full calendar year of performance information, so no performance information is included.

     MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     The total return of EVAC Fund and the factors that materially affected the Fund's performance during the most recent fiscal year are contained in EVAC Fund's Annual Report dated September 30, 2002, relevant portions of which are attached hereto as Appendix B and such portions are incorporated by reference herein.

     The performance of EV Fund is described under the caption "Management's Discussion" in the Annual Report of EV Fund for the year ended September 30, 2002, which was previously mailed to EV Fund shareholders.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     As described in the "Summary," the investment objectives and policies of each Fund are identical. More complete information regarding the Funds' investment objectives and policies is set forth in the EVAC Prospectus (enclosed herewith) and the EV Prospectus (which is available for free on request by contacting Eaton Vance), both of which are incorporated herein by reference, and in the EVAC SAI and EV SAI, both of which have been filed with the SEC and are incorporated herein by reference. Shareholders should consult such Prospectuses and SAIs, as supplemented, for more information about the Funds' investment objectives and policies.

              COMPARATIVE INFORMATION ON DISTRIBUTION ARRANGEMENTS

     EVD serves as principal underwriter for each Fund pursuant to a Distribution Agreement with the Trust. For its services as principal underwriter to EV Fund and Class A shares of EVAC Fund, EVD generally receives a portion of the sales charge paid by investors at the time they purchase shares. EVAC Fund Class A shares are sold on a continuous basis at net asset value plus a sales charge as set forth in the EVAC Prospectus. The applicable sales charge depends upon a number of factors and is subject to a number of waivers. No sales charge will be imposed with respect to the EVAC Fund shares received by the EV Fund shareholders pursuant to the Reorganization.

     Each Fund has adopted a Service Plan to make payments for personal services and/or the maintenance of shareholder accounts. These plans and other information regarding the distribution arrangements of each Fund are described in greater detail in the EVAC Prospectus (enclosed herewith) and the EV Prospectus, both of which are incorporated by reference herein.

                              SHAREHOLDER SERVICES

     There are no differences in the shareholder services offered by the Funds. For more detailed information about how shares may be purchased, redeemed, or exchanged, see the EVAC Prospectus enclosed herewith and incorporated by reference herein.

                  COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

     GENERAL

     Each Fund is a separate series of Eaton Vance Growth Trust (the "Trust"), a Massachusetts business trust, governed by a Declaration of Trust dated May 25, 1989, as amended and by applicable Massachusetts law.

     SHAREHOLDER LIABILITY

     Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the Trust, including its other series. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and other series of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. Indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable by virtue of his status as such for the obligations of the Trust is provided for in the Declaration of Trust and By-laws. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be remote because it is limited to circumstances in which the respective disclaimers are inoperative and the series would be unable to meet their respective obligations.

     Copies of the  Declaration  of Trust may be  obtained  from the Trust  upon
written  request  at  its  principal   office  or  from  the  Secretary  of  the
Commonwealth of Massachusetts.

                         INTERESTS OF AFFILIATED PERSONS

     FIVE PERCENT HOLDERS

     As of September 30, 2003, the record owner(s) set forth below held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) by record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances. Beneficial owners of 25% or more of a Class of a Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

                                    EVAC FUND

CLASS A AND CLASS R SHARES
--------------------------

     Eaton Vance owned all shares of Class A and Class R shares of EVAC Fund. Eaton Vance is a Massachusetts business trust and a wholly-owned subsidiary of EVC.

CLASS I SHARES
--------------

NFSC FEBO GBA Master Pension & PS Trust*
  GBA Retirement Serv. Inc. TTEE                     Atlanta, GA           28.1%
GBA Capital Plans GBA Retirement Services I TTEE     Atlanta, GA           18.3%
Eaton Vance Master Trust for Retirement Plans        Glastonbury, CT       17.3%
HIBFund FBO c/o Marshall & Ilsley Trust              Milwaukee, WI          9.7%
Fabco & Co. FBO Washington Hebrew Congr. MTL FD      Atlanta, GA            5.9%

  * Represents ownership of three different accounts each owning 5% or more of the outstanding shares of this Class.

                                     EV FUND

Thomas Blake Jr. or Steven Nowicki or Donald Ward TTEE    Laurel, MS       27.0%
 Laurel Bone & Joint Clinic PA 401K Profit Sharing Plan
Trust Company of America                                  Englewood, CO    18.9%

     SHARES HELD BY OFFICERS AND TRUSTEES

     As of September 30, 2003, the Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

     INTERESTS OF AFFILIATED PERSONS

     BMR as investment adviser, Atlanta Capital as investment sub-adviser, Eaton Vance as administrator, and EVD as distributor of the Funds may be deemed to benefit from the Reorganization, because the combination of the Funds will eliminate expenses, such as fund accounting, legal, and shareholder reporting, that are involved in maintaining EV Fund as a separate series of the Trust. BMR, Atlanta Capital, Eaton Vance and EVD anticipate that this will produce economies of scale in EVAC Fund and make EVAC Fund more marketable, as well as eliminate the need for further expense reimbursements with respect to EV Fund. The SEC staff has concluded that such benefits are fully compatible with Rule 17a-8 under the 1940 Act, which is the principal rule governing affiliated mutual fund combinations.

                                  MISCELLANEOUS

     EATON VANCE AND ATLANTA CAPITAL

     Eaton Vance, its affiliates and predecessor companies have been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $75 billion on behalf of mutual funds, institutional clients and individuals. Eaton Vance is an indirect subsidiary of Eaton Vance Corp. ("EVC"), a publicly-traded holding company, which, through its subsidiaries and affiliates, engages primarily in investment management, administration and marketing activities.

     Atlanta Capital is an Atlanta, Georgia based equity and fixed income manager with a primary focus on separate account management for institutional clients. Atlanta Capital currently manages approximately $8 billion in assets. Atlanta Capital was founded in 1969 as a registered investment adviser. All of the employees of Atlanta Capital are employees of Eaton Vance Acquisitions, an Eaton Vance subsidiary.

     AVAILABLE INFORMATION

     Information about EVAC Fund is included in the EVAC Prospectus dated November 19, 2003, a copy of which is included herewith and incorporated by reference herein. Additional information about EVAC Fund is included in the EVAC SAI dated November 19, 2003. The EVAC SAI has been filed with the SEC and is incorporated by reference herein. Copies of the EVAC SAI may be obtained without charge by writing to Eaton Vance Distributors, Inc., The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 or by calling (800) 225-6265. Information concerning the operations and management of the EV Fund is incorporated herein by reference from the current EV Prospectus and EV SAI, each dated February 1, 2003, additional copies of which may be obtained without charge by writing to Eaton Vance Distributors, Inc., The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 or by calling (800) 225-6265.

     You will find and may copy information about each Fund (including the prospectuses, SAIs and shareholder reports) at the Securities and Exchange Commission's public reference room in Washington, D.C. (call 1-202-942-8090 for information on the hours of operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, D.C. 20549-0102, or by electronic mail at publicinfo@sec.gov.

     The Trust, on behalf of each Fund, is currently subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith files reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the Public Reference Facilities maintained by the SEC at Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549 as well as the following regional offices: Northeast Regional Office, 233 Broadway, New York, New York 10279; and Midwest Regional Office, Citicorp Center, 500 W. Madison Street, Suite 1400, Chicago, Illinois 60661-2511. Copies of such material also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates.

     LEGAL MATTERS

     Certain legal matters in connection with the issuance of EVAC Fund shares as part of the Reorganization will be passed upon by counsel to the Trust.

     EXPERTS

     The audited financial statements of EVAC Fund and EV Fund, incorporated by reference in the SAI, have been audited by Deloitte & Touche LLP, the Funds' independent auditors, to the extent indicated in their reports thereon, which are included in the Annual Report of EVAC Fund and EV Fund for the fiscal years ended September 30, 2002. The financial statements of EVAC Fund and EV Fund audited by Deloitte & Touche LLP for fiscal year 2002 have been incorporated by reference in the SAI in reliance on their reports given on their authority as experts in auditing and accounting.

                              FINANCIAL HIGHLIGHTS

     For the financial highlights of EVAC Fund, see "Financial Highlights" in the EVAC Prospectus enclosed herewith and incorporated by reference herein. This information is derived from and should be read in conjunction with the financial statements of EVAC Fund and notes thereto, included in the Fund's Annual Report to Shareholders for the period ended September 30, 2002, which are incorporated by reference into the SAI together with the report thereon of the independent auditors, Deloitte & Touche, LLP. The most recent financial highlights of EVAC Fund included its Semiannual Report to Shareholders for the period ended March 31, 2003, are presented below.


                                                 SIX MONTHS ENDED MARCH 31, 2003
                                                          (UNAUDITED)(1)
                                                --------------------------------
                                                   CLASS I         CLASS R
                                                --------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD            $  7.710          $ 7.700
                                                 --------          -------

Income (loss) from operations
Net investment income (loss)                     $ (0.007)         $(0.020)
Net realized and unrealized gain (loss)             0.007(3)        (0.010)
                                                 --------          -------
TOTAL INCOME (LOSS) FROM OPERATIONS              $     --          $(0.030)
                                                 --------          -------

NET ASSET VALUE - END OF PERIOD                  $  7.710          $ 7.670
                                                 --------          -------

TOTAL RETURN(1)                                      0.00%           (0.39)%

Ratios/Supplemental Data+
Net assets, end of year (000's omitted)          $  7,515          $     1
Ratios (as a percentage of average daily
  net assets):
  Net expenses(2)                                   1.35%(4)          1.85%(4)
  Net expenses after custodian fee reduction(2)     1.35%(4)          1.85%(4)
  Net investment income (loss)                     (0.18)%(4)        (0.75)%(4)
Portfolio Turnover of the Portfolio                   26%               26%

+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (as a percentage of average net assets):
  Expenses(2)                                       1.93%(4)          2.43%(4)
  Expenses after custodian fee reduction(2)         1.93%(4)          2.43%(4)
  Net investment income (loss)                     (0.76)%(4)        (1.33)%(4)
Net investment income (loss) per share           $(0.030)          $(0.035)

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(2)  Includes the Fund's share of the Portfolio's allocated expenses.
(3)  Per share amount is not in accord with the net realized an unrealized  gain
     (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)  Annualized.

                                   APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of this 20th day of October, 2003, by and between Eaton Vance Growth Trust, a
Massachusetts business trust ("Growth Trust"), on behalf of its series Eaton Vance Small-Cap Fund ("EV Fund"), and Growth Trust, on behalf of its series Atlanta Capital Small-Cap Fund ("AC Fund")*.

                                   WITNESSETH:

     WHEREAS, Growth Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company authorized to issue an unlimited number of shares of beneficial interest without par value in one or more series (such as EV and AC Funds).

     WHEREAS, the Trustees of Growth Trust are authorized to establish one or more classes of shares of a series and, in the case of EV Fund, have established a single class of shares ("EV Fund Shares") and, in the case of AC Fund, have established multiple classes of shares, including Class A shares (such Class A shares referred to herein as "AC Fund Shares").

     WHEREAS, EV Fund and AC Fund currently invest all of their assets in Small-Cap Portfolio ("Small-Cap Portfolio" or the "Portfolio"), a New York trust registered under the 1940 Act as an open-end management investment company;

     WHEREAS, Boston Management and Research, a wholly owned subsidiary of Eaton Vance Management, serves as investment adviser to Small-Cap Portfolio;

     WHEREAS, Growth Trust desires to provide for the reorganization of EV Fund through the acquisition by AC Fund of substantially all of the assets of EV Fund in exchange for AC Fund Shares in the manner set forth herein and AC Fund's assumption of all of the liabilities of EV Fund; and

     WHEREAS, it is intended that the reorganization described in this Agreement shall be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the "Code");

     NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1.  DEFINITIONS
    -----------

    1.1   The term "1933 ACT" shall mean the Securities Act of 1933, as amended.

    1.2 The term "1934 ACT" shall mean the Securities Exchange Act of 1934, as amended.

    1.3   The  term   "AGREEMENT"   shall  mean  this   Agreement  and  Plan  of
          Reorganization.

--------------------
* AC Fund changed its name to "Eaton Vance-Atlanta Capital Small-Cap Fund" after the date of this Agreement.

    1.4 The term "ASSUMED LIABILITIES" shall mean all liabilities, expenses, costs, charges, receivables and payables of EV Fund as of the Close of Trading on the New York Stock Exchange on the Valuation Date.

    1.5 The term "BUSINESS DAY" shall mean any day that is not a Saturday or Sunday and that the New York Stock Exchange is open.

    1.6 The term "CLOSE OF TRADING ON THE NYSE" shall mean the close of regular trading, which is usually 4:00 p.m. Eastern time.

    1.7   The  term  "CLOSING"   shall  mean  the  closing  of  the  transaction
          contemplated by this Agreement.

    1.8 The term "CLOSING DATE" shall mean the first Monday following receipt of all necessary regulatory approvals or such other date as may be agreed by the parties on which the Closing is to take place.

    1.9   The  term   "COMMISSION"   shall  mean  the  Securities  and  Exchange
          Commission.

    1.10  The term "CUSTODIAN" shall mean Investors Bank & Trust Company.

    1.11  The term "DELIVERY  DATE" shall mean the date  contemplated by Section
          3.3 of this Agreement.

    1.12 The term "INFORMATION STATEMENT" shall mean the combined prospectus and information statement furnished to the EV Fund shareholders in connection with this transaction.

    1.13 The term "GROWTH TRUST N-1A" shall mean the registration statement, as amended, on Form N-1A of Growth Trust with respect to the Funds in effect on the date hereof or on the Closing Date, as the context may require.

    1.14 The term "GROWTH TRUST N-14" shall mean Growth Trust's registration statement on Form N-14, as may be amended, that describes the transactions contemplated by this Agreement and registers the AC Fund Shares to be issued in connection with the transactions.

    1.15  The term "NYSE" shall mean the New York Stock Exchange.

    1.16 The term "VALUATION DATE" shall mean the Business Day preceding the Closing Date.

2.  TRANSFER AND EXCHANGE OF ASSETS
    -------------------------------

    2.1 TRANSFER OF ASSETS OF EV FUND. At the Closing, Growth Trust shall transfer all of the assets of EV Fund and assign all Assumed Liabilities to AC Fund, and AC Fund shall acquire such assets and shall assume such Assumed Liabilities upon delivery by AC Fund to EV Fund on the Closing Date of AC Fund Shares (including, if applicable, fractional shares) having an aggregate net asset value equal to the value of the assets so transferred, assigned and delivered, less the Assumed Liabilities, all determined and adjusted as provided in
          Section 2.2. Upon delivery of the assets, AC Fund will receive good and marketable title thereto free and clear of all liens.

    2.2 COMPUTATION OF NET ASSET VALUE. The net asset value per share of the AC Fund Shares and the net value of the assets of EV Fund subject to this Agreement shall, in each case, be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date. The net asset value of the AC Fund Shares shall be computed in the manner set forth in the Growth Trust Form N-1A.

          In determining the value of the assets transferred by EV Fund to AC Fund, such assets shall be priced in accordance with the policies and procedures described in the Growth Trust N-1A. All such computations shall be subject to review, in the discretion of Growth Trust's Treasurer, by Deloitte & Touche LLP, Growth Trust's auditors.

3.  CLOSING DATE, VALUATION DATE AND DELIVERY
    -----------------------------------------

    3.1 CLOSING DATE. The Closing shall be at the offices of Eaton Vance Management, The Eaton Vance Building, 255 State Street, Boston, MA 02109 immediately prior to the opening of Eaton Vance's business on the Closing Date. All acts taking place at Closing shall be deemed to take place simultaneously as of 9:00 a.m. Eastern time on the Closing Date unless otherwise agreed in writing by the parties.

    3.2 VALUATION DATE. Pursuant to Section 2.2, the net value of the assets of EV Fund and the net asset value per share of AC Fund Shares shall be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date. The stock transfer books of Growth Trust with respect to EV Fund will be permanently closed, and sales of EV Fund Shares shall be suspended, as of the close of business of Growth Trust on the Valuation Date. Redemption requests thereafter received by Growth Trust with respect to EV Fund shall be deemed to be redemption requests for AC Fund Shares to be distributed to shareholders of EV Fund under this
          Agreement provided that the transactions contemplated by this Agreement are consummated.

          In the event that trading on the NYSE or on another exchange or market on which securities held by Small-Cap Portfolio shall be disrupted on the Valuation Date so that, in the judgment of Growth Trust, accurate appraisal of the net assets of EV Fund to be transferred hereunder or the assets of AC Fund is impracticable, the Valuation Date shall be postponed until the first Business Day after the day on which trading on such exchange or in such market shall, in the judgment of Growth Trust, have been resumed without disruption. In such event, the Closing Date shall be postponed until one Business Day after the Valuation Date.

    3.3 DELIVERY OF ASSETS. After the close of business on the Valuation Date, Growth Trust shall issue instructions providing for the delivery of all assets of EV Fund to the Custodian to be held for the account of AC Fund, effective as of the Closing.

4.  EV FUND DISTRIBUTIONS AND TERMINATION
    -------------------------------------

     As soon as reasonably practicable after the Closing Date, Growth Trust shall pay or make provisions for the payment of the remaining debts and taxes, if any, of EV Fund and distribute all remaining assets, if any, to shareholders of EV Fund, and EV Fund shall thereafter be terminated under Massachusetts law.

     At, or as soon as may be practicable following the Closing Date, Growth Trust on behalf of EV Fund shall distribute the AC Fund Shares it received from the AC Fund to the shareholders of the EV Fund and shall instruct AC Fund as to the amount of the pro rata interest of each of EV Fund's shareholders as of the close of business on the Valuation Date (such shareholders to be certified as such by the transfer agent for Growth Trust), to be registered on the books of AC Fund, in full and fractional AC Fund Shares, in the name of each such shareholder, and AC Fund agrees promptly to transfer the AC Fund Shares then credited to the account of EV Fund on the books of AC Fund to open accounts on the share records of AC Fund in the names of EV Fund shareholders in accordance with said instruction. All issued and outstanding EV Fund Shares shall thereupon be canceled on the books of Growth Trust. AC Fund shall have no obligation to inquire as to the correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct. As soon as reasonably practicable, but in all events within six months after the Closing Date, the status of EV Fund as a designated series of shares of Growth Trust shall be terminated, provided, however, that such termination shall not be required if this reorganization is not consummated.

5.   LIABILITIES AND EXPENSES
     ------------------------

     AC Fund shall acquire all liabilities of EV Fund, whether known or unknown, or contingent or determined existing as of the Closing Date. Growth Trust will discharge all known liabilities of EV Fund, so far as may be possible, prior to the Closing Date. EV Fund and AC Fund shall bear their respective expenses, in connection with carrying out this Agreement.

6.   SMALL-CAP PORTFOLIO'S REPRESENTATIONS AND WARRANTIES
     ----------------------------------------------------

     The Small-Cap Portfolio hereby represents, warrants and agrees as follows:

     6.1 LEGAL EXISTENCE. The Portfolio is a trust duly organized and validly existing under the laws of the State of New York.

     6.2 REGISTRATION UNDER 1940 ACT. The Portfolio is duly registered with the Commission as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

     6.3 FINANCIAL STATEMENTS. The statement of assets and liabilities, schedule of portfolio investments and related statements of operations and changes in net assets dated September 30, 2002 (audited) and March 31, 2003 (unaudited) fairly present the financial condition of the Portfolio as of said dates in conformity with generally accepted accounting principles.

     6.4 NO MATERIAL EVENTS. There are no legal, administrative or other proceedings pending, or to its knowledge, threatened against the Portfolio that would materially affect its financial condition.

     6.5 REQUISITE APPROVALS. The execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been authorized by the Portfolio's Board of Trustees by vote taken at a meeting of such Board duly called and held on October 20, 2003.

     6.6 NO MATERIAL VIOLATIONS. The Portfolio is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of its Declaration of Trust or

          By-Laws, as each may be amended, or of any agreement, indenture, instrument, contract, lease or other undertaking to which it is a party or by which it is bound.

     6.7 TAXES AND RELATED FILINGS. Except where failure to do so would not have a material adverse effect on the Portfolio, the Portfolio has filed and will file or obtain valid extensions of filing dates for all required federal, state and local tax returns and reports for all taxable years through and including the taxable year ended September 30, 2003 and no such filings or reports are currently being audited or contested by the Internal Revenue Service or state or local taxing authority and all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable have been paid or will be paid, so far as due. The Portfolio is classified as a partnership for federal tax purposes, has qualified as such for each taxable year of its operations, and will qualify as such as of the Closing Date.

     6.8 GOOD AND MARKETABLE TITLE. On the Closing Date, the Portfolio will have good and marketable title to its assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever.

     6.9 BOOKS AND RECORDS. The Portfolio has maintained all records required under Section 31 of the 1940 Act and rules thereunder.

7.   GROWTH TRUST'S REPRESENTATIONS AND WARRANTIES
     ---------------------------------------------

     Growth Trust, on behalf of each of EV Fund and AC Fund, hereby represents, warrants and agrees as follows:

     7.1 LEGAL EXISTENCE. Growth Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts. Each of EV Fund and AC Fund is a validly existing series of Growth Trust. Growth Trust is authorized to issue an unlimited number of shares of beneficial interest of AC Fund.

     7.2 REGISTRATION UNDER 1940 ACT. Growth Trust is duly registered as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

     7.3 FINANCIAL STATEMENTS. The statement of assets and liabilities and the schedule of portfolio investments and the related statements of operations and changes in net assets of EV Fund and AC Fund dated September 30, 2002 (audited) and March 31, 2003 (unaudited), fairly present the financial condition of EV Fund and AC Fund as of said dates in conformity with generally accepted accounting principles and there have been no material adverse changes since the dates thereof.

     7.4 NO CONTINGENT LIABILITIES. There are no known contingent liabilities of EV Fund or AC Fund not disclosed and there are no legal, administrative or other proceedings pending, or to the knowledge of Growth Trust, threatened, against either of EV Fund or AC Fund that would materially affect its financial condition.

     7.5 REQUISITE APPROVALS. The execution and delivery of this Agreement and the consummation of the transactions contemplated herein, have been authorized by the Board of Trustees of Growth Trust by vote taken at a meeting of such Board duly called and held on October 20, 2003. No approval of the shareholders of either Fund is required in connection with this Agreement or the transactions contemplated hereby. The Agreement has been executed and delivered by a duly authorized officer of Growth Trust and is a valid and legally binding obligation of each of AC Fund and EV Fund enforceable in accordance with its terms.

     7.6 NO MATERIAL VIOLATIONS. Growth Trust is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of its Declaration of Trust or By-Laws, as each may be amended, or of any agreement, indenture, instrument, contract, lease or other undertaking to which Growth Trust is a party or by which it is bound.

     7.7 TAXES AND RELATED FILINGS. Except where failure to do so would not have a material adverse effect on EV Fund or AC Fund (i) each of EV Fund and AC Fund has filed or will file (or has obtained valid extensions of filing dates for) all required federal, state and local tax returns and reports for all taxable years through the taxable year ended September 30, 2003 and no such filings are currently being audited or contested by the Internal Revenue Service or state or local taxing authority; and (ii) all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable pursuant to such returns have been paid or will be paid, so far as due. Each of EV Fund and AC Fund has elected to be treated as a "regulated investment company" under Section 851 and 852 of the Code, has qualified as such for each taxable year of its operations and will qualify as such as of the Closing Date.

     7.8 GROWTH TRUST N-1A NOT MISLEADING. The Growth Trust N-1A conforms on the date of the Agreement, and will conform on the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

8.   CONDITIONS PRECEDENT TO CLOSING
     -------------------------------

     The obligations of the parties hereto shall be conditioned on the following:

     8.1 REPRESENTATIONS AND WARRANTIES. The representations and warranties of the parties made herein will be true and correct as of the date of this Agreement and on the Closing Date.

     8.2 PENDING OR THREATENED PROCEEDINGS. On the Closing Date, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3 REGISTRATION STATEMENT. The Growth Trust N-14 shall have become effective under the 1933 Act; no stop orders suspending the effectiveness of such Growth Trust N-14 shall have been issued; and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The Information Statement shall have been delivered to each shareholder of record of EV's Fund in accordance with the provisions of applicable law.

     8.4 DECLARATION OF DIVIDEND. Growth Trust shall have declared a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to EV Fund shareholders all of EV Fund's investment company taxable income (as defined in Section 852 of the Code) (computed without regard to any deduction for dividends paid) for the final taxable period of EV Fund, all of its net capital gain realized in the final taxable period of EV Fund (after reduction for any capital loss carryforward) and all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the final taxable period of EV Fund.

     8.5  STATE SECURITIES LAWS. The parties shall have received all permits and
          other   authorizations   necessary  under  state  securities  laws  to
          consummate the transactions contemplated herein.

     8.6 PERFORMANCE OF COVENANTS. Each party shall have performed and complied in all material respects with each of the agreements and covenants required by this Agreement to be performed or complied with by each such party prior to or at the Valuation Date and the Closing Date.

     8.7  DUE DILIGENCE.  Growth Trust shall have had reasonable  opportunity to
          have  its  officers  and  agents   review  the  records  of  Small-Cap
          Portfolio.

     8.8 NO MATERIAL ADVERSE CHANGE. From the date of this Agreement, through the Closing Date, there shall not have been:

          (1) any change in the business, results of operations, assets or financial condition or the manner of conducting the business of EV Fund or AC Fund (other than changes in the ordinary course of its business, including, without limitation, dividends and distributions in the ordinary course and changes in the net asset value per share) which has had a material adverse effect on such business, results of operations, assets or financial condition, except in all instances as set forth in the financial statements;

          (2) any loss (whether or not covered by insurance) suffered by EV Fund or AC Fund materially and adversely affecting EV Fund or AC Fund, other than depreciation of securities;

          (3) issued by Growth Trust to any person any option to purchase or other right to acquire shares of any class of EV Fund or AC Fund Shares (other than in the ordinary course of Growth Trust's business as an open-end management investment company);

          (4) any indebtedness incurred by Small-Cap Portfolio for borrowed money or any commitment to borrow money entered into by Small-Cap Portfolio except as permitted in Growth Trust N-1A and disclosed in financial statements required to be provided under this Agreement;

          (5) any amendment to the Declaration of Trust or By-Laws of Growth Trust that will adversely affect the ability of Growth Trust to comply with the terms of this Agreement; or

          (6) any grant or imposition of any lien, claim, charge or encumbrance upon any asset of Small-Cap Portfolio except as provided in the Growth Trust N-1A so long as it will not prevent Growth Trust from complying with Section 7.8.

     8.11 LAWFUL SALE OF SHARES. On the Closing Date, AC Fund Shares to be issued pursuant to Section 2.1 of this Agreement will be duly authorized, duly and validly issued and outstanding, and fully paid and non-assessable by Growth Trust, and conform in all substantial respects to the description thereof contained in the Growth Trust N-14 and Information Statement furnished to the EV Fund shareholders, and the AC Fund Shares to be issued pursuant to paragraph 2.1 of this Agreement will be duly registered under the 1933 Act by the Growth Trust N-14 and will be offered and sold in compliance with all applicable state securities laws.

     8.12 DOCUMENTATION AND OTHER ACTIONS. Growth Trust shall have executed such documents and shall have taken such other actions, if any, as reasonable requested to fully effectuate the transactions contemplated hereby.

9.   ADDRESSES
     ---------

     All notices required or permitted to be given under this Agreement shall be given in writing to Eaton Vance Growth Trust, The Eaton Vance Building, 255 State Street, Boston, MA 02109 (Attention: Secretary), or at such other place as shall be specified in written notice given by either party to the other party to this Agreement and shall be validly given if mailed by first-class mail, postage prepaid.

10.  TERMINATION
     -----------

     This Agreement may be terminated by either party upon the giving of written notice to the other, if any of the representations, warranties or conditions specified in Section 6, 7 or 8 hereof have not been performed or do not exist on or before January 30, 2004. In the event of termination of this Agreement pursuant to this provision, neither party (nor its officers, Trustees or shareholders) shall have any liability to the other.

11.  MISCELLANEOUS
     -------------

     This Agreement shall be governed by, construed and enforced in accordance with the laws of the Commonwealth of Massachusetts. Growth Trust represents that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein. Growth Trust represents that this Agreement constitutes the entire agreement between the parties as to the subject matter hereof. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. This Agreement shall be executed in any number of counterparts, each of which shall be deemed an original. Whenever used herein, the use of any gender shall include all genders. In the event that any provision of this Agreement is unenforceable at law or in equity, the remainder of the Agreement shall remain in full force and effect.

12.  PUBLICITY
     ---------

     Any announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as Growth Trust shall determine.


13.  AMENDMENTS
     ----------

     At any time (i) the parties hereto may, by written agreement and without shareholder approval, amend any of the provisions of this Agreement, and
     (ii) either party may waive without such approval any default by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing). The failure of a party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

14.  MASSACHUSETTS BUSINESS TRUST
     ----------------------------

     References in this Agreement to Growth Trust mean and refer to the Trustees, from time to time serving under its Declarations of Trust on file with the Secretary of the Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which they conduct their businesses. It is expressly agreed that the obligations of Growth Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but bind only the trust property of the Trust as provided in said Declaration of Trust. The execution and delivery of this Agreement has been authorized by the respective trustees and signed by an authorized officer of Growth Trust, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officer shall be deemed to have been made by any of them, but shall bind only the trust property of the Trust as provided in such Declaration of Trust. No series of Growth Trust shall be liable for the obligations of any other series.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed and its seal affixed hereto by their officers thereunto duly authorized, as of the day and year first above written.

ATTEST:                                EATON VANCE GROWTH TRUST
                                       (on behalf of Eaton Vance Small-Cap Fund)


/s/ ALAN R. DYNNER                     By:  /s/ THOMAS E. FAUST JR.
------------------------                    ------------------------------
Secretary                                   President


                                       EATON VANCE GROWTH TRUST
                                       (on behalf of Atlanta Capital Small-Cap
                                        Fund)


/s/ ALAN R. DYNNER                     By:  /s/ THOMAS E. FAUST JR.
------------------------                    ------------------------------
Secretary                                   President


                                       SMALL-CAP PORTFOLIO


/s/ ALAN R. DYNNER                     By:  /s/ JAMES B. HAWKES
------------------------                    ------------------------------
Secretary                                   President
                                            (For purposes of Section 6 only)

                                   APPENDIX B
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

               (FROM ATLANTA CAPITAL SMALL-CAP FUND ANNUAL REPORT
                   TO SHAREHOLDERS DATED SEPTEMBER 30, 2002)

                         EVAC FUND PORTFOLIO COMMENTARY
                         -------------------------------

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002
================================================================================
M A N A G E M E N T  D I S C U S S I O N
================================================================================
AN INTERVIEW WITH ATLANTA CAPITAL MANAGEMENT'S               [PHOTO OF MARSHALL,
PAUL J. MARSHALL, VICE PRESIDENT AND DIRECTOR OF              HACKNEY AND REED]
RESEARCH; WILLIAM R. HACKNEY, III, MANAGING PARTNER;
AND CHARLES B. REED, VICE PRESIDENT, WHO COMPRISE THE
INVESTMENT TEAM MANAGING SMALL-CAP PORTFOLIO

Q: How would you summarize the Fund's performance for the period ended September 30, 2002?

A: Mr. Reed: Small capitalization stocks, like stocks in most equity market segments, posted sharp declines during the past six months. For the three months ending September 30th, there was literally no place to hide in the stock market: all economic sectors of the market posted losses and the popular market indexes, such as the Dow Jones Industrial Average and the Nasdaq Composite, hit multi-year lows.* Tension over the possibility of a war with Iraq and the continuing news about corporate scandals made investors quite nervous.

     Despite all the bad headlines, the Portfolio performed well relative to its benchmark, the Russell 2000 Index, which had a return of -28.62% for the period from April 30, 2002, to September 30, 2002.* We believe that our philosophy of investing in a broadly diversified list of quality small companies helped insulate the Portfolio from the worst of the decline.

FIVE LARGEST INDUSTRY POSITIONS+
--------------------------------------------
By total net assets

--------------------------------------------
Banks                                   8.9%
--------------------------------------------
Applications Software                   7.9%
--------------------------------------------
Electronic Equiment & Instruments       4.9%
--------------------------------------------
Insurance - Property & Casulty          4.3%
--------------------------------------------
Health Care - Supplies                  3.7%
--------------------------------------------
+ Industry positions subject to change due to active management.

Q: Would you expand more on the types of stocks that are included in the Portfolio?

A: Mr. Marshall: The Portfolio invests in companies that have a market capitalization within the range of companies comprising the Russell 2000 Index,* one of the most widely recognized small capitalization stock indexes. In selecting stocks, we emphasize common stocks of quality small companies that are considered to trade at attractive valuations relative to the company's earnings or cash flow per share. We analyze a company's financial statements and use "financial quality ratings" provided by nationally recognized rating services to assess a company's quality. We seek stocks of companies that we believe are capable of sustaining consistent earnings growth while maintaining a strong financial condition. We employ rigorous fundamental analysis of a company's financial trends, products, and services, as well as other factors, including a company's competitive advantage or catalysts for growth, in considering stocks for the Portfolio.

Q: What factors contributed to the Fund's favorable performance relative to its benchmark, the Russell 2000 Index?*

A: Mr. Hackney: We try to add value through stock selection, not sector weighting, so stock selection will always be a key determinant of the Fund's performance relative to the benchmark. The Portfolio is generally sector neutral to the Russell 2000 Index; that is to say, its investments in a particular economic sector are roughly equivalent to that sector's weight in the benchmark, within two or three percentage points. However, our goals are to be broadly diversified across the economy and to focus on stock selection, not overweighting or underweighting economic sectors relative to the Index.

* It is not possible to invest directly in an Index.

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002
================================================================================
M A N A G E M E N T  D I S C U S S I O N
================================================================================

     In recent months, the best performing stocks held by the Portfolio have been found within the consumer, health care, and financial services sectors. This included stocks like Cox Radio, an owner-operator of radio stations; Church & Dwight of Arm & Hammer baking soda fame; ICU Medical, a maker of disposable medial connection systems for intravenous therapy, and Texas Regional Bancshares.

     It should come as no surprise that many of the Portfolio's technology holdings declined sharply in price over the past few months. We were active in the technology sector recently - in some cases, taking advantage of the extreme price volatility to add to positions and, in other cases, eliminating positions entirely. For example, in the three months ended September 30, we used price weakness to add to positions in National Instruments and Manhattan Associates. In each case, we believe these companies have attractive long-term growth prospects. On the other hand, we eliminated three tech holdings from the Portfolio during the same period:
     CTS Corporation, Dupont Photomasks, and Helix Technology.

Q:   Small-capitalization   stocks   have   generally   performed   well  versus
     large-capitalization stocks over the past two and one-half years. Do you see this continuting?

A: Mr. Reed: Since the spring of 2000, the Russell 2000 Index has performed very well relative to large capitalization stocks, as measured by the S&P 500 Index or the Dow Jones Industrial Average.* We believe that there are still many attractive investment opportunities in the small-cap market, but we doubt the performance gap between large- and small-cap stocks will be as wide in the future as it was in recent years. On September 30th, the stocks in the Portfolio were priced at an average of 17.2 times our estimate of 2002 earnings per share and at an average of 9.9 times our estimate of cash flow. These valuation measures, in our opinion, are very attractive, given the current low levels of interest rates and inflation and the prospects for an economic recovery.

     We believe that a small-cap allocation is one of the basic building blocks of a well-balanced, long-term portfolio. Generally speaking, because their growth possibilities are by definition greater than those of larger companies, small companies have the potential to produce higher returns. Of course, stocks of small companies tend to be more volatile, but small companies are often more flexible than more established companies and can implement change more quickly, adapting to new economic conditions. Furthermore, small company growth opportunities are often greatest during the early stages of an economic rebound.

Q:   What are some of the recent additions to the Portfolio?

A:   Mr.  Marshall:  In the financial  services  sector,  two stocks were added:
     Arthur J. Gallagher, an insurance brokerage firm that stands to benefit from rising property/casualty insurance premiums, and City National Bank Group, which is located in Beverly Hills, California, and is the largest independent bank in the state. In the health care sector, we added Diagnostic Products, which makes machines and kits for diagnostic testing, and Young Innovations, a leading dental supply manufacturer. The fifth stock we added was Polaris Industries, which manufactures snowmobiles, all-terrain vehicles, personal watercraft, and motorcycles. We believe that each of these companies has a solid balance sheet, a strong competitive position in its respective industry and, perhaps most important, growing earnings. We used the sharp market sell-off in July-September to establish positions in these five companies.

* It is not possible to invest directly in an Index.

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002
================================================================================
M A N A G E M E N T  D I S C U S S I O N
================================================================================

Q:   What is your outlook for the economy and the markets in the months ahead?

A: Mr. Hackney: We believe that the economy is not as weak as the news headlines suggest. In the first half of 2002, real Gross Domestic Product
     (GDP) grew about 2.5% and we forecast somewhat stronger growth for the balance of the year and for 2003. Capital spending is sluggish, but consumer spending continues to expand, thanks to growth in real disposable income and an upturn in employment. The recent wave of mortgage refinancing suggests to us that the Christmas selling season may be much better than many analysts predict. The bottom line on the economy is that, since hitting lows in December of last year, it has embarked on a recovery that has been mild, but it's been a recovery nonetheless.

     As for the stock market, the past 12 months have been very unusual. The stock market historically has bottomed and then rebounded three to six months before the economy does. That didn't happen this time. We think a stronger stock market is long overdue. Interest rates are relatively low. The economy is in a recovery mode. Federal Reserve policy is accommodative. Stock prices have declined sharply over the last 30 months. And the recent volatility in stock prices suggests to us that many investors, both individual and institutional, have "thrown in the towel" on equities. These are the typical ingredients of a major low point in stock prices. So we are optimistic about the market and the economy.

Q: Do you anticipate any significant changes in the way you invest the Portfolio?

A: Mr. Hackney: We are long-term investors, not short-term traders, so we generally don't make significant portfolio changes in reaction to near-term volatility in the economy or the stock market. However, we do take advantage of extreme price volatility to add to, or to trim back, positions in various stocks. We believe our current investment strategy and stock selection process will produce competitive results over the long-term.

* It is not possible to invest directly in an Index.

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002
================================================================================
P E R F O R M A N C E
================================================================================

[CHART]

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
       ATLANTA CAPITAL SMALL-CAP FUND CLASS I VS. THE RUSSELL 2000 INDEX*
                       APRIL 30, 2002 - SEPTEMBER 30, 2002

                        ------  Russell 2000 Index
                        ______  Atlanta Capital Small-Cap Fund, Class I


             ATLANTA CAPITAL       FUND              RUSSELL
               SMALL-CAP        VALUE WITH            2000
  DATE       FUND - CLASS I     SALES CHARGE          INDEX
-------------------------------------------------------------------
4/30/2002       $10,000             N/A              $10,000
5/31/2002        $9,810                               $9,556
6/30/2002        $9,280                               $9,082
7/31/2002        $8,250                               $7,710
8/31/2002        $8,380                               $7,691
9/30/2002        $7,710                               $7,138


[CHART]

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
       ATLANTA CAPITAL SMALL-CAP FUND CLASS R VS. THE RUSSELL 2000 INDEX*
                       APRIL 30, 2002 - SEPTEMBER 30, 2002

                        ------  Russell 2000 Index
                        ______  Atlanta Capital Small-Cap Fund, Class R


             ATLANTA CAPITAL       FUND              RUSSELL
                SMALL-CAP       VALUE WITH            2000
  DATE       FUND - CLASS R     SALES CHARGE          INDEX
-------------------------------------------------------------------
4/30/2002       $10,000             N/A              $10,000
5/31/2002        $9,800                               $9,556
6/30/2002        $9,270                               $9,082
7/31/2002        $8,240                               $7,710
8/31/2002        $8,370                               $7,691
9/30/2002        $7,700                               $7,138


PERFORMANCE**                                         CLASS I        CLASS R
--------------------------------------------------------------------------------
CUMULATIVE TOTAL RETURNS (AT NET ASSET VALUE)
--------------------------------------------------------------------------------
Life of Fund+                                         -22.90%        -23.00%

+    Inception Dates - Class I: 4/30/02; Class R: 4/30/02

*    Source: TowersData, Bethesda, MD. Investment operations commenced 4/30/02.

     The chart compares the Fund's total return with that of the Russell 2000, a market capitalization weighted index of 2,000 small company stocks. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund's Class I and Class R shares and in the Russell 2000 Index. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                            EATON VANCE GROWTH TRUST
                   EATON VANCE-ATLANTA CAPITAL SMALL-CAP FUND

                            THE EATON VANCE BUILDING
                                255 STATE STREET
                           BOSTON, MASSACHUSETTS 02109

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 20, 2003


     This Statement of Additional Information ("SAI") relates specifically to the reorganization of Eaton Vance Small-Cap Fund ("EV Fund") into Eaton Vance-Atlanta Capital Small-Cap Fund ("EVAC Fund"), whereby EV Fund will transfer substantially all of its assets to EVAC Fund, and shareholders in EV Fund will receive shares of EVAC Fund, in exchange for their shares of EV Fund. This SAI consists of the information set forth herein and the following described documents, each of which is incorporated by reference herein (meaning it legally forms a part of the SAI):

     (1) The audited financial statements of (a) EV Fund included in the Annual Report to Shareholders of the Fund for the fiscal year ended September 30, 2002, previously filed on EDGAR, Accession Number 0001047469-02-005692 and (b) EVAC Fund included in the Annual Report to Shareholders of the Fund for the fiscal year ended September 30, 2002, previously filed on EDGAR, Accession Number 0001047469-02-005690.

     (2) The unaudited financial statements of (a) EV Fund included in the Semiannual Report to Shareholders of the Fund for the six months ended March 31, 2003, previously filed on EDGAR, Accession Number 0001047469-03-020166 and (b) EVAC Fund included in the Semiannual Report to Shareholders of the Fund for the six months ended March 31, 2003, previously filed on EDGAR, Accession Number 0001047469-03-020167.

     (3)  The Statement of Additional  Information of EVAC Fund,  dated November
          19,   2003,    previously    filed   on   EDGAR,    Accession   Number
          0000940394-03-001072.

     (4)  The Statement of Additional  Information of EV Fund, dated February 1,
          2003,     previously     filed    on    EDGAR,     Accession    Number
          0000940394-03-000025.

This SAI is not a prospectus and should be read only in conjunction with the Prospectus and Information Statement dated November 20, 2003 relating to the above-referenced matter. A copy of the Prospectus and Information Statement may be obtained by calling Eaton Vance Distributors, Inc. at (800) 225-6265.

AVERAGE ANNUAL TOTAL RETURN INFORMATION

     Because Class A of EVAC Fund only recently commenced operations, there is no performance for that class. The tables below show the average annual total return (both before and after taxes) for Class R of EVAC Fund and EV Fund for the period ended March 31, 2003. Class R share returns including maximum sales charge reflect the sales charge applicable to Class A. EVAC Class R shares have slightly higher expenses than Class A shares. The performance of both Funds reflects expense subsidies. Absent such subsidies, the returns would be lower. Each Fund commenced operations on April 30, 2002.

                                                EVAC FUND
                                                                                        LIFE OF
CLASS R                                                                                   FUND
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Before Taxes and Excluding Maximum Sales Charge                                         -23.30%
Before Taxes and Including Maximum Sales Charge                                         -23.30%
After Taxes on Distributions and Excluding Maximum Sales Charge                         -23.30%
After Taxes on Distributions and Including Maximum Sales Charge                         -23.30%
After Taxes on Distributions and Redemptions and Excluding Maximum Sales Charge         -15.15%
After Taxes on Distributions and Redemptions and Including Maximum Sales Charge         -15.15%

                                                EV FUND
                                                                                        LIFE OF
                                                                                          FUND
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Before Taxes and Excluding Maximum Sales Charge                                         -23.70%
Before Taxes and Including Maximum Sales Charge                                         -28.09%
After Taxes on Distributions and Excluding Maximum Sales Charge                         -23.70%
After Taxes on Distributions and Including Maximum Sales Charge                         -28.09%
After Taxes on Distributions and Redemptions and Excluding Maximum Sales Charge         -15.41%
After Taxes on Distributions and Redemptions and Including Maximum Sales Charge         -18.26%

PRO FORMA FINANCIAL STATEMENTS

     The following pro forma combining financial statements are intended to show the financial condition and related results of operations resulting from the proposed merger of EV Fund with EVAC Fund as if the merger occurred on the dates presented. Please see the accompanying notes for additional information about the pro forma financial statements.

Pro Forma Combined
Statement of Assets and Liabilities (Unaudited)
March 31, 2003

                                                                                        Pro Forma                Pro Forma
                                                 EVAC Fund            EV Fund          Adjustments             Combined Fund
                                              ----------------    ----------------    ---------------          ---------------
ASSETS

Investment in Portfolio, at cost                   $7,732,562          $4,840,978                                 $12,573,540
                                              ----------------    ----------------    ---------------          ---------------

Investment in Portfolio, at value                  $7,518,726          $4,362,814                                 $11,881,540
Receivable for Fund shares sold                         9,225              16,978                                      26,203
Receivable from the Administrator                         491              19,870            (9,880)                   10,481
                                              ----------------    ----------------    ---------------          ---------------
  Total assets                                     $7,528,442          $4,399,662           $(9,880)              $11,918,224
                                              ----------------    ----------------    ---------------          ---------------

LIABILITIES

Payable for Fund shares redeemed                       $1,017            $290,882                                    $291,899
Other accrued expenses                                 11,691               9,637            (9,880)                   11,448
                                              ----------------    ----------------    ---------------          ---------------
  Total liabilities                                   $12,708            $300,519           $(9,880)                 $303,347
                                              ----------------    ----------------    ---------------          ---------------

NET ASSETS                                         $7,515,734          $4,099,143                 $0              $11,614,877
                                              ----------------    ----------------    ---------------          ---------------

SOURCES OF NET ASSETS

Paid in Capital                                    $8,328,800          $5,019,496                                 $13,348,296
Accumulated net realized loss from
  Portfolio (computed on identified cost)            (592,557)           (425,678)                                 (1,018,235)
Accumulated net investment loss                        (6,673)            (16,511)                                    (23,184)
Net unrealized appreciation from
  Portfolio (computed on identified cost)            (213,836)           (478,164)                                   (692,000)
                                              ----------------    ----------------    ---------------          ---------------
Total                                              $7,515,734          $4,099,143                                 $11,614,877
                                              ----------------    ----------------    ---------------          ---------------

CLASS A SHARES

                                              ----------------    ----------------    ---------------          ---------------
Net Assets                                                 $0          $4,099,143                                  $4,099,143
Shares Outstanding                                          0             537,430            (2,992)                  534,438
Net Asset Value and Redemption Price
  Per Share (net assets divided by shares
  of beneficial interest outstanding)                   $0.00               $7.63                                       $7.67
Maximum Offering Price Per Share (100
  divided by 94.25 of Net Asset Value)                  $0.00               $8.10                                       $8.14
                                              ----------------    ----------------    ---------------          ---------------

CLASS I SHARES

                                              ----------------    ----------------    ---------------          ---------------
Net Assets                                         $7,514,959                  $0                                  $7,514,959
Shares Outstanding                                    974,848                   0                  -                  974,848
Net Asset Value and Redemption Price
  Per Share (net assets divided by shares
  of beneficial interest outstanding)                   $7.71               $0.00                                       $7.71
                                              ----------------    ----------------    ---------------          ---------------

CLASS R SHARES

                                              ----------------    ----------------    ---------------          ---------------
Net Assets                                               $775                  $0                                        $775
Shares Outstanding                                        101                   0                  -                      101
Net Asset Value and Redemption Price
  Per Share (net assets divided by shares
  of beneficial interest outstanding)                   $7.67               $0.00                                       $7.67

                                              ----------------    ----------------    ---------------          ---------------

                                       3

Pro Forma Combined
Statement of Operations (Unaudited)
For the six months ended March 31, 2003
                                                                                            Pro                        Pro Forma
                                                     EVAC               EV                 Forma                       Combined
                                                     Fund              Fund             Adjustments                      Fund
                                              ---------------- -----------------   ------------------            ------------------
INVESTMENT INCOME
Investment Income:
  Dividends allocated from Portfolio                $41,976          $33,510                                             $75,486
  Interest allocated from Portfolio                     804              635                                               1,439
  Expenses allocated from Portfolio                 (27,594)         (21,941)                                            (49,535)
                                              ---------------- -----------------                                 ------------------
Net investment income from Portfolio                $15,186          $12,204                                             $27,390
Expenses:
  Administration fee                                     $0           $4,342              $(4,342)     Note 3a                $0
  Trustees' fees and expenses                            93               93                  (93)     Note 3b                93
  Distribution and service fees
   Class A                                                -            7,237                                               7,237
   Class R                                                2                -                                                   2
  Registration fees                                   5,536           24,615                     -                        30,151
  Transfer agent fees                                 1,390            1,647                                               3,037
  Printing and postage                                2,366            3,632               (3,159)     Note 3c             2,839
  Legal and accounting services                       5,545            4,144               (3,943)     Note 3b             5,746
  Custodian fee                                       6,508            6,125               (6,125)     Note 3b             6,508
  Miscellaneous                                         910            1,092                 (910)     Note 3c             1,092
                                              ---------------- -----------------   ------------------            ------------------
Total expenses                                      $22,350          $52,927             $(18,572)                       $56,705

Deduct-
  Reduction of administration fee                        $0          $(4,342)               4,342                             $0
  Preliminary allocation of expenses
  to the Administrator
                                                      $(491)        $(19,870)              $9,880                       $(10,481)
                                              ---------------- -----------------   ------------------            ------------------
Total expense reductions                              $(491)        $(24,212)             $14,222                       $(10,481)
Net expenses                                        $21,859          $28,715              $(4,350)                       $46,224
Net investment income (loss)                        $(6,673)        $(16,511)              $4,350                       $(18,834)


REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss)
  Investment transactions (identified
  cost basis)                                     $(475,644)       $(329,261)                                          $(804,905)
                                              ---------------- -----------------                                 ------------------
Net realized gain (loss)                          $(475,644)       $(329,261)                                          $(804,905)

  Change in unrealized appreciation
  (depreciation)
  Investment transactions (identified
  cost basis)                                      $440,889         $301,236                                            $742,125
                                              ---------------- -----------------                                 ------------------
Net change in unrealized appreciation              $440,889         $301,236                                            $742,125
  (depreciation)

Net realized and unrealized gain (loss)            $(34,755)        $(28,025)                                           $(62,780)
Net increase (decrease) in net assets from
operations                                         $(41,428)        $(44,536)              $4,350                       $(81,614)

                                       4

Pro Forma Combined
Statement of Operations
For the period from the start of business April 30, 2002 to September 30, 2002
                                                                                            Pro                        Pro Forma
                                                   EVAC                  EV                Forma                       Combined
                                                   Fund                 Fund             Adjustments                     Fund
                                            ------------------   --------------------   --------------             -----------------

INVESTMENT INCOME

Investment Income:
  Dividends allocated from Portfolio            $32,798               $13,559                                           $46,357
  Interest allocated from Portfolio               1,230                   528                                             1,758
  Expenses allocated from Portfolio             (30,434)               (8,976)                                          (39,410)
                                             -----------------    ------------------                               -----------------
Net investment loss from Portfolio               $3,594                $5,111                                            $8,705

Expenses:
  Administration fee                                 $0                $1,960             $(1,960)     Note 3a                $0
  Trustees' fees and expenses                         -                     -                    -                             -
  Distribution and service fees
    Class A                                           -                 3,267                                              3,267
    Class R                                           2                     -                                                  2
  Registration fees                               5,642                14,973                    -                        20,615
  Transfer agent fees                               826                   538                                              1,364
  Printing and postage                            2,277                 2,905              (2,450)     Note 3c             2,732
  Legal and accounting services                  13,993                 8,155              (6,700)     Note 3b            15,448
  Custodian fee                                   2,635                 2,635              (2,635)     Note 3b             2,635
  Miscellaneous                                   1,650                 2,227              (1,897)     Note 3c             1,980
                                           -----------------    ------------------ -------------------           -------------------
Total expenses                                  $27,025               $36,660            $(15,642)                       $48,043

Deduct-
  Reduction of administration fee                    $0               $(1,960)             $1,960                             $0
  Preliminary Allocation of expenses
    to the Administrator                       $(17,437)             $(20,810)            $11,603                       $(26,644)
                                           -----------------    ------------------ -------------------           -------------------
Total expense reductions                       $(17,437)             $(22,770)            $13,563                       $(26,644)

Net expenses                                     $9,588               $13,890             $(2,079)                       $21,399

Net investment income (loss)                    $(5,994)              $(8,779)             $2,079                       $(12,694)


REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss)
  Investment transactions (identified
  cost basis                                  $(117,060)            $(96,155)                                          $(213,215)
                                           -----------------    ----------------                                 -------------------
  Net realized loss                           $(117,060)            $(96,155)                                          $(213,215)

  Change in unrealized appreciation
  (depreciation)
  Investment transactions (identified
  cost basis)                                 $(654,725)           $(779,400)                                        $(1,434,125)
                                           -----------------    ----------------                                 -------------------

  Net change in unrealized appreciation       $(654,725)           $(779,400)
  (depreciation) $(1,434,125)

  Net realized and unrealized loss            $(771,785)           $(875,555)                                        $(1,647,340)

  Net decrease in net assets from
  operations                                  $(777,779)           $(884,334)     $2,079                             $(1,660,034)

                           EATON VANCE SMALL-CAP FUND
                              PROPOSED MERGER WITH
                   EATON VANCE-ATLANTA CAPITAL SMALL-CAP FUND

NOTES TO PROFORMA COMBINED FINANCIAL STATEMENTS (UNAUDITED)

1. Basis of Combination

Subject to the conditions specified in the Agreement and Plan of Reorganization (the "Plan"), Eaton Vance-Atlanta Capital Small-Cap Fund ("EVAC Fund") will acquire substantially all of the assets of the Eaton Vance Small-Cap Fund ("EV Fund") in exchange for shares of the EVAC Fund. This merger will be accounted for by the method of accounting for tax-free mergers of investment companies. The pro forma combined Statement of Assets and Liabilities reflects the financial position of the EVAC Fund and the EV Fund at March 31, 2003 as though the merger occurred as of that date. The pro forma combined Statement of Operations reflects the results of operations of the EVAC Fund and the EV Fund for the period from the start of business, April 30, 2002, to March 31, 2003 as though the merger occurred at the beginning of the period presented. Both the Statement of Assets and Liabilities and the Statement of Operations are presented for the information of the reader, and may not necessarily be representative of what the combined statements would have been had the acquisition occurred on March 31, 2003.

2. Capital/Shares

The number of additional shares was calculated by dividing the net assets of the EV Fund at March 31, 2003 by the net asset value per share of the Class R shares of EVAC Fund at March 31, 2003. The pro forma combined number of shares outstanding for Class A of 534,438 consists of 534,438 shares issuable to EV Fund in the merger. The pro forma combined number of shares outstanding for Class I of 974,848 consists of 974,848 shares of the EVAC Fund outstanding at March 31, 2003. The pro forma combined number of shares outstanding for Class R of 101 consists of 101 shares of the EVAC Fund outstanding at March 31, 2003.

3. Pro Forma Combined Operating Expenses

Certain expenses have been adjusted in the pro forma Statement of Operations to reflect the expenses of the combined entity more closely.

Pro forma operating expenses include the actual expenses of the EVAC Fund and the EV Fund adjusted for certain items which reflect management's best estimates.

 a)  No administration fee on the EVAC Fund.

 b) No additional expense for Trustees' fees, accounting services and custodian fee as a result of the merger.

 c)  Based on actual costs of survivor plus 20%.

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                          February 1, 2003


                   ATLANTA CAPITAL INTERMEDIATE BOND FUND
                   ATLANTA CAPITAL LARGE-CAP GROWTH FUND
                       ATLANTA CAPITAL SMALL-CAP FUND

                          THE EATON VANCE BUILDING
                              255 STATE STREET
                        BOSTON, MASSACHUSETTS 02109
                               1-800-225-6265


This Statement of Additional Information ("SAI") provides general information about the Funds and Large-Cap Growth and Small-Cap Portfolios. Each Fund is a series of Eaton Vance Growth Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

                                  Page                                     Page

Strategies and Risks               2     Purchasing and Redeeming Shares    18
Investment Restrictions            7     Performance                        20
Management and Organization        8     Taxes                              21
Investment Advisory and                  Portfolio Securities Transactions  23
  Administrative Services         13     Financial Statements               25
Other Service Providers           17
Calculation of Net Asset Value    17

Appendix A:  Class I Fees, Performance and Ownership                        26
Appendix B:  Class R Fees, Performance and Ownership                        28
Appendix C:  Ratings                                                        30

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Funds' relevant prospectus dated February 1, 2003, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.

(C) 2003 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc. For purposes of the Intermediate Bond Fund's and each Portfolio's policy of investing at least 80% of net assets in a particular type of investment, "net assets" includes any borrowings made for investment purposes. No 80% policy will be revised unless Fund shareholders are notified of the proposed change at least sixty days in advance of the proposed change.

Within the following sections of this SAI, and elsewhere as the context so requires, the term "Portfolio" refers to Intermediate Bond Fund, Large-Cap Growth Portfolio and Small-Cap Portfolio:

                              Strategies and Risks
                             Investment Restrictions
                                      Taxes
                        Portfolio Securities Transactions

                              STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

EQUITY SECURITIES. Large-Cap Growth Portfolio and Small-Cap Portfolio invest in U.S. companies, which include companies with common stocks traded on United States securities exchanges. In determining the largest 1,000 companies, the investment adviser of Large-Cap Growth Portfolio refers to market values provided by Baseline, or other similar services.

FIXED-INCOME SECURITIES. Fixed-income securities include preferred stocks, convertible debt securities, bonds, debentures, notes and other types of debt securities (such as collateralized mortgage obligations, mortgage-backed securities and other asset-backed and collateralized obligations). During an economic downturn, the ability of issuers to service their debt may be impaired. In the case of a default, the Fund may retain a defaulted security when the investment adviser deems it advisable to do so. In the case of a defaulted obligation, the Fund may incur additional expense seeking recovery of an investment that is in default. Issuers of fixed-income securities may reserve the right to call (redeem) the bond. If an issuer redeems securities during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

While lower rated debt securities may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated securities are subject to the risk of an issuer's inability to meet principal and interest payments on the securities (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated securities are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

MORTGAGE BACKED AND ASSET-BACKED SECURITIES. The Intermediate Bond Fund's investments in mortgage-backed securities may include conventional mortgage pass-through securities, stripped mortgage-backed securities ("SMBS"), floating rate mortgage-backed securities and certain classes of multiple class collateralized mortgage obligations ("CMOs"). Mortgage-backed securities differ from bonds in that the principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity.

Government National Mortgage Association ("GNMA") Certificates and Federal National Mortgage Association ("FNMA") Mortgage-Backed Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. GNMA loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once such pool is approved by GNMA, the timely payment of interest and principal on the Certificates issued representing such pool is guaranteed by the full faith and credit of the U.S. Government. FNMA, a federally chartered corporation owned entirely by private stockholders, purchases both conventional and federally insured or guaranteed residential mortgages from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers, and packages pools of such mortgages in the form of pass-through securities generally called FNMA Mortgage-Backed Certificates, which are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. GNMA Certificates and FNMA Mortgage-Backed Certificates are called "pass-through" securities because a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder of the Certificate (i.e., the Fund). The Fund may purchase GNMA Certificates, FNMA Mortgage-Backed Certificates and various other mortgage-backed securities on a when-issued basis subject to certain limitations and requirements.

The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. Government created by Congress for the purposes of increasing the availability of mortgage credit for residential housing, issues participation certificates ("PCs") representing undivided interest in FHLMC'S mortgage portfolio. While FHLMC guarantees the time payment of interest and ultimate collection of the principal of its PCs, its PCs are not backed by the full faith and credit of the U.S. Government. FHLMC PCs differ from GNMA Certificates in that the mortgages underlying the PCs are monthly "Conventional" mortgages rather than mortgages insured or guaranteed by a federal agency or instrumentality. However, in several other respects, such as the monthly pass-through of interest and principal (including unscheduled prepayments) and the unpredictability of future unscheduled prepayments on the underlying mortgage pools, FHLMC PCs are similar to GNMA Certificates.

While it is not possible to accurately predict the life of a particular issue of a mortgage-backed security, the actual life of any such security is likely to be substantially less than the average maturity of the mortgage pool underlying the security. This is because unscheduled early prepayments of principal on a mortgage-backed security will result from the prepayment, refinancing or foreclosure of the underlying loans in the mortgage or asset pool. The monthly payments (which may include unscheduled prepayments) on such a security may be able to be reinvested only at a lower rate of interest. Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, this type of security is less effective than other types of obligations as a means of "locking-in" attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of mortgage-backed securities may have a comparable risk of decline in market value during periods of rising interest rates. If such a security has been purchased at a premium above its par value, both a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment and will reduce performance. If such a security has been purchased at a discount from its par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current yield and total returns and will accelerate the recognition of income, which when distributed to Fund shareholders, will be taxable as ordinary income. While asset-backed securities are also susceptible to prepayment risk, the collateral supporting asset-backed securities is generally of shorter maturity than mortgage loans and is less likely to experience substantial unscheduled prepayments. However, the collateral securing such securities may be more difficult to liquidate than mortgage loans. Moreover, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

CMOs are issued in two or more classes or series with varying maturities and stated rates of interest determined by the issuer. The key feature of the CMO structure is the prioritization of the cash flows from a pool of mortgages among the several classes of CMO holders, thereby creating a series of obligations with varying rates and maturities appealing to a wide range of investors. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (that is, the character of payments of principal and interest is not passed through and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. Because the interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest to each class and to retire successive maturities in sequence. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding.

U.S. GOVERNMENT SECURITIES. U.S. Government securities include (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one year to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality or (d) the credit of the agency or instrumentality. The Fund may also invest in any other security or agreement collateralized or otherwise secured by U.S. Government securities. Agencies and instrumentalities of the U.S. Government include but are not limited to: Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, FHLMC, FNMA, GNMA, Student Loan Marketing Association, United States Postal Service, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. Government. Because the U.S. Government generally is not obligated to provide support to its instrumentalities, the Fund will invest in obligations issued by these instrumentalities only if the investment adviser determines that the credit risk with respect to such obligations is minimal.

The principal of and/or interest on certain U.S. Government securities which may be purchased by the Fund could be (a) payable in foreign currencies rather than U.S. dollars or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Securities may be purchased on a "forward commitment" or "when-issued" basis (meaning securities are purchased or sold with payment and delivery taking place in the future) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the yield on a comparable security when the transaction is consummated may vary from the yield on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction. Forward commitment or when-issued transactions are not entered into for the purpose of investment leverage.

FOREIGN INVESTMENTS. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

FOREIGN CURRENCY TRANSACTIONS. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

DERIVATIVE INSTRUMENTS. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on indicies and options on stock index futures, the purchase of put options and the sale of call options on securities held, equity swaps, the purchase and sale of currency futures, and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised.
Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Under regulations of the CFTC, the use of futures transactions for non-hedging purposes is limited. There can be no assurance that the use of derivative instruments will be advantageous.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. Credit exposure on equity swaps to any one counterparty will be limited to 5% or less of net assets. Call options written on securities will be covered by ownership of the securities subject to the call option or an offsetting option.

ASSET COVERAGE. To the extent required by SEC guidelines, each Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

SHORT SALES. A Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in by the lender. These transactions may also require the current recognition of taxable gain under certain tax rules applicable to constructive sales. Each Portfolio expects normally to close its short sales against-the-box by delivering newly-acquired stock.

REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, a Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. Repurchase agreements which mature in more than seven days will be treated as illiquid. A Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

LENDING PORTFOLIO SECURITIES. Each Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. Each Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser.

TEMPORARY INVESTMENTS. A Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.

PORTFOLIO TURNOVER. A Fund or Portfolio cannot accurately predict its portfolio turnover rate, but, except as noted below, it is anticipated that the annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by the Fund or Portfolio were replaced in a period of one year. Except as noted below, a high turnover rate (such as 100% or more) necessarily involves greater expenses to the Fund or Portfolio and may result in the realization of substantial net short-term capital gains. The Fund or Portfolio may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed income securities of different countries, to seek short-term profits during periods of fluctuating interest rates, or for other reasons. Such trading will increase the Fund's or Portfolio's rate of turnover and may increase the incidence of net short-term capital gains allocated to the Fund by the Portfolio (if applicable), which, upon distribution by the Fund, are taxable to Fund shareholders as ordinary income. Due to potential turnover of U.S. Treasury and agency debentures, Intermediate Bond Fund may experience a portfolio turnover rate in excess of 100%. It is not anticipated that such turnover will involve significantly greater expenses to the Fund.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

(1) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

(2) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in any one industry;

(3)  Borrow  money or issue  senior  securities  except as permitted by the 1940
     Act;

(4) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchase and sales of securities);

(5)  Engage in the underwriting of securities;

(6) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

(7) Purchase or sell commodities or commodity contracts for the purchase or sale of physical commodities; or

(8) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements,
     (c) lending portfolio securities, and (d) lending cash consistent with applicable law.

Notwithstanding the investment policies and restrictions of each Fund, the Fund may invest its investable assets in another open-end management investment company (a portfolio) with substantially the same investment objective, policies and restrictions as the Fund; moreover, subject to Trustee approval the Fund may invest its investable assets in two or more open-end management investment companies which together have substantially the same investment objective, policies and restrictions as the Fund, to the extent permitted by Section 12(d)(1)(G) of the 1940 Act.

The following nonfundamental investment policies have been adopted by each Fund and Portfolio. A policy may be changed by the Trustees with respect to a Fund without approval by the Fund's shareholders or, with respect to a Portfolio, without approval of the Fund or its other investors. Each Fund and Portfolio will not:

  . make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

  . invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service, will not compel a Fund and Portfolio to dispose of such security or other asset.

                           MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of each Portfolio are responsible for the overall management and supervision of the affairs of each Portfolio. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of each Fund.

                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
  Name and              the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth           Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
INTERESTED TRUSTEES

JESSICA M. BIBLIOWICZ  Trustee         Trustee of the      President and Chief Executive           185           None
11/28/59                               Trust since 1998;   Officer of National Financial
                                       of the Portfolios   Partners (financial services
                                       since 2001          company) (since April 1999).
                                                           President and Chief Operating
                                                           Officer of John A. Levin & Co.
                                                           (registered investment adviser)
                                                           (July 1997 to April 1999) and a
                                                           Director of Baker, Fentress &
                                                           Company which owns John A. Levin
                                                           & Co. (July 1997 to April 1999).
                                                           Ms. Bibliowicz is an interested
                                                           person because of her affiliation
                                                           with a brokerage firm.

JAMES B. HAWKES        Trustee of the  Trustee of the      Chairman, President and Chief           190           Director of EVC
11/9/41                Trust and       Trust since 1989;   Executive Officer of BMR, Eaton
                       President and   President and       Vance and their corporate parent
                       Trustee of the  Trustee of the      and trustee (EVC and EV,
                       Portfolios      Portfolios          respectively); Director of EV;
                                       since 2001          Vice President and Director of EVD.
                                                           Trustee and/or officer of 190
                                                           registered investment companies in
                                                           the Eaton Vance Fund Complex.
                                                           Mr. Hawkes is an interested person
                                                           because of his positions with BMR,
                                                           Eaton Vance, EVC and EV, which are
                                                           affiliates of the Trust and Portfolios.

NONINTERESTED TRUSTEES

DONALD R. DWIGHT       Trustee         Trustee of the      President of Dwight Partners, Inc.      190           Trustee/Director of
3/26/31                                Trust since 1989;   (corporate relations and                              the Royce Funds
                                       of the Portfolios   communications company).                              (mutual funds)
                                       since 2001                                                                consisting of 17
                                                                                                                 portfolios

SAMUEL L. HAYES, III   Trustee         Trustee of the      Jacob H. Schiff Professor of            190           Director of Tiffany
2/23/35                                Trust since 1989;   Investment Banking Emeritus,                          & Co. (specialty
                                       of the Portfolios   Harvard University Graduate                           retailer) and
                                       since 2001          School of Business                                    Telect, Inc.
                                                           Administration.                                       (telecommunication
                                                                                                                 services company)

NORTON H. REAMER       Trustee         Trustee of the      President, Unicorn Corporation          190           None
9/21/35                                Trust since 1989;   (an investment and financial
                                       of the Portfolios   advisory services company)
                                       since 2001          (since September 2000).  Chairman,
                                                           Hellman, Jordan Management Co., Inc.
                                                           (an investment management company)
                                                           (since November 2000).  Advisory
                                                           Director of Berkshire Capital
                                                           Corporation (investment banking firm)
                                                           (since June 2002).  Formerly Chairman
                                                           of the Board, United Asset Management
                                                           Corporation (a holding company owning
                                                           institutional investment management
                                                           firms) and Chairman, President and
                                                           Director, UAM Funds (mutual funds).

LYNN A. STOUT          Trustee         Trustee of the      Professor Law, University of            185           None
9/14/57                                Trust since 1998;   California at Los Angeles School
                                       of the Portfolios   of Law (since July 2001).  Formerly,
                                       since 2001          Professor of Law, Georgetown
                                                           University Law Center.

JACK L. TREYNOR        Trustee         Trustee of the      Investment Adviser and Consultant.      170           None
2/21/30                                Trust since 1989;
                                       of the Portfolios
                                       since 2001

(1) Includes both master and feeder funds in a master-feeder structure.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

   Name and                Position(s) with the          Term of Office and
Date of Birth                 Trust/Portfolio             Length of Service     Principal Occupation(s) During Past Five Years
-------------              --------------------          ------------------     ----------------------------------------------
DANIEL W. BOONE, III       Vice President of Large-Cap   Since 2001             Managing Partner and member of the Executive
7/3/44                     Growth Portfolio                                     Committee of Atlanta Capital.  Officer of 1
                                                                                registered investment company managed by Eaton
                                                                                Vance or BMR.

GREGORY L. COLEMAN         Vice President of the Trust   Since 2001             Partner of Atlanta Capital.  Officer of 10
10/28/49                                                                        registered investment companies managed by Eaton
                                                                                Vance or BMR.

THOMAS E. FAUST JR.        President of the Trust and    Since 2002*            Executive Vice President of Eaton Vance, BMR, EVC
5/31/58                    Vice President of the                                and EV; Chief Investment Officer of Eaton Vance and
                           Portfolios                                           BMR and Director of EVC.  Chief Executive Officer of
                                                                                Belair Capital Fund LLC, Belcrest Capital Fund LLC
                                                                                Belmar Capital Fund LLC and Belport Capital Fund LLC
                                                                                (private investment companies sponsored by Eaton
                                                                                Vance).  Officer of 50 registered investment
                                                                                companies managed by Eaton Vance or BMR.

WILLIAM R. HACKNEY, III    Vice President of the         Since 2001             Managing Partner and member of the Executive
4/12/48                    Portfolios                                           Committee of Atlanta Capital.  Officer of 3
                                                                                registered investment companies by Eaton Vance or
                                                                                BMR.


MARILYN ROBINSON IRVIN     Vice President of Large-Cap   Since 2001             Senior Vice President and Principal of Atlanta
6/17/58                    Growth Portfolio                                     Capital.  Officer of 1 registered investment company
                                                                                managed by Eaton Vance or BMR.

PAUL J. MARSHALL           Vice President of Small-Cap   Since 2001             Vice President of Atlanta Capital.  Portfolio
5/2/65                     Portfolio                                            manager for Bank of America Capital Management
                                                                                (1995-2000).  Officer of 2 registered investment
                                                                                companies managed by Eaton Vance or BMR.

CHARLES B. REED            Vice President of Small-Cap   Since 2001             Vice President of Atlanta Capital.  Portfolio
10/9/65                    Portfolio                                            manager with the Florida State Board of
                                                                                Administration (1995-1998).  Officer of 2
                                                                                registered investment companies managed by Eaton
                                                                                Vance or BMR.

JAMES A. WOMACK            Vice President of the Trust   Since 2001             Vice President of Atlanta Capital.  Officer of 10
11/20/68                                                                        registered investment companies managed by Eaton
                                                                                Vance or BMR.

KRISTIN S. ANAGNOST        Treasurer of the Portfolios   Since 2002*            Assistant Vice President of Eaton Vance and BMR.
6/12/65                                                                         Officer of 109 registered investment companies
                                                                                managed by Eaton Vance or BMR.

JAMES L. O'CONNOR          Treasurer of the Trust        Since 1989             Vice President of BMR, Eaton Vance and EVD.  Officer
4/1/45                                                                          of 112 registered investment companies managed by
                                                                                Eaton Vance or BMR.

ALAN R. DYNNER             Secretary                     For the Trust since    Vice President, Secretary and Chief Legal Officer of
10/10/40                                                 1997; for the          BMR, Eaton Vance, EVD and EVC.  Officer of 190
                                                         Portfolios since       registered investment companies managed by Eaton
                                                         2001                   Vance or BMR.

*Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and of the Portfolios since 2001. Prior to 2002, Ms. Anagnost served as Assistant Treasurer since 2001.

The Nominating Committee of the Board of Trustees of the Trust and the Portfolios is comprised of the Trustees who are not "interested persons" of the Trust and the Portfolios as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is comprised of noninterested Trustees of the Trust and the Portfolios. In the fiscal year ended September 30, 2002, the Nominating Committee convened five times.

The Trustees will, when a vacancy exists or is anticipated, consider any nominee for Trustee recommended by a shareholder if such recommendation is submitted to the Trustees in writing and contains sufficient background information concerning the individual to enable a proper judgement to be made as to such individual's qualifications.

Messrs. Treynor (Chairman), Dwight, Hayes and Reamer are members of the Audit Committee of the Board of Trustees of the Trust and the Portfolios. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust and the Portfolios, and certain service providers. In the fiscal year ended September 30, 2002, the Audit Committee convened once.

Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust and the Portfolios. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolios, including investment advisory, administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Funds, Portfolios or investors therein. In the fiscal year ended September 30, 2002, the Special Committee convened four times.

In considering the approval of the investment advisory agreement(s) between the Intermediate Bond Fund and the Portfolios and the investment adviser, the Special Committee considered, among other things, the following:

  .  An independent report comparing fees (in the case of a renewal);

  . Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;

  . Sales and redemption data in respect of the Fund (in the case of a renewal);

  . The economic outlook and the general investment outlook in the relevant investment markets;

  . Eaton Vance's results and financial condition and the overall organization of the investment adviser;

  .  Arrangements regarding the distribution of Fund shares;

  .  The procedures used to determine the fair value of each Fund's assets;

  . The allocation of brokerage, including allocations to soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;

  .  Eaton  Vance's   management  of  the   relationship   with  the  custodian,
     subcustodians and fund accountants;

  . The resources devoted to Eaton Vance's compliance efforts undertaken on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

  .  The quality,  nature,  cost and character of the  administrative  and other
     non-investment   management  services  provided  by  Eaton  Vance  and  its affiliates;

  .  Investment management staffing;

  . Operating expenses (including transfer agency expenses) paid to third parties; and

  .  Information provided to investors, including the Fund's shareholders.

In addition to the factors mentioned above, the Special Committee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Intermediate Bond Fund and the Portfolios. The Special Committee considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Intermediate Bond Fund and the Portfolios. The Special Committee also considered Eaton Vance's profit margins in comparison with available industry data.

The Special Committee did not consider any single factor as controlling in determining whether or not to approve the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on their consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Special Committee concluded that the approval of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders. The Special Committee followed the same deliberations when reviewing the sub-advisory agreements for the Intermediate Bond Fund and the Portfolios.

SHARE OWNERSHIP. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2002.

                                                     Dollar Range of Equity Securities Owned by
                                                     ------------------------------------------
                          Jessica M.        James B.      Donald R.      Samuel L.     Norton H.       Lynn A.       Jack L.
   Fund Name            Bibliowicz(1)       Hawkes(1)     Dwight(2)      Hayes(2)      Reamer(2)      Stout(2)     Treynor(2)
   ---------            -------------       ---------     ----------     ---------     ---------      --------     ----------
Intermediate Bond Fund      None             None           None           None          None          None           None
Large-Cap Growth Fund       None             None           None           None          None          None           None
Small-Cap Fund              None             None           None           None          None          None           None

Aggregate Dollar Range
of Equity Securities
Owned in all Registered
Funds Overseen by Trustee
in the Eaton Vance Family
of Funds               $10,001-$50,000   over $100,000  over $100,000  over $100,000  over $100,000  $10,001-$50,000  $1-$10,000

(1) Interested Trustees
(2) Noninterested Trustees

As of December 31, 2002, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2001 and December 31, 2002, no noninterested Trustee (or their immediate family members) had:

1. Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;


2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or


3. Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD;
     (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2001 and December 31, 2002, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or each Portfolio or any of their immediate family members served as an officer.

Trustees of each Portfolio who are not affiliated with Eaton Vance may elect to defer receipt of all or a percentage of their annual fees received from certain Eaton Vance sponsored funds in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Eaton Vance sponsored fund in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Neither the Trust nor the Portfolios has a retirement plan for Trustees. Each Portfolio does not participate in the Trustees' Plan.

The fees and expenses of the Trustees of the Trust and the Portfolios are paid by the Funds (and other series of the Trust) and the Portfolios, respectively. (A Trustee of the Trust and the Portfolios who is a member of the Eaton Vance organization receive no compensation from the Trust and the Portfolios). During the fiscal year ending September 30, 2003, it is estimated that the Trustees of each Portfolio will earn the following compensation in their capacities as Trustees from each Portfolio. For the year ended December 31, 2002, the Trustees earned the following compensation in their capacities as Trustees of the Trust and of the funds in the Eaton Vance fund complex(1):

                                Jessica M.        Donald R.      Samuel L.     Norton H.      Lynn A.        Jack L.
   Source of Compensation       Bibliowicz         Dwight          Hayes        Reamer         Stout         Treynor
   ----------------------       ----------        ---------      ---------     ---------      -------        -------
          Trust(2)              $  2,593          $  2,158       $  2,459      $  2,149       $  2,373       $  2,495
 Large-Cap Growth Portfolio*          50                50             50            50             50             50
    Small-Cap Portfolio*              50                50             50            50             50             50
   Trust and Fund Complex        160,000           162,500(3)     180,000       160,000        160,000(4)     170,000

*Estimated

(1) As of February 1, 2003, the Eaton Vance fund complex consists of 191 registered investment companies or series thereof.
(2)  The Trust consisted of 10 Funds as of September 30, 2002.
(3)  Includes $60,000 of deferred compensation.
(4)  Includes $16,000 of deferred compensation.

ORGANIZATION

Each Fund is a series of the Trust, which was established under Massachusetts law on May 25, 1989 (prior to that date it was a Maryland corporation organized on October 15, 1963), and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

Each Portfolio was organized as a trust under the laws of the state of New York on December 10, 2001 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

Each Portfolio's Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund investing in the Portfolio.

Whenever a Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

                INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Pursuant to Investment Advisory Agreements with each of Intermediate Bond Fund and the Portfolios, BMR acts as the investment adviser for the Fund and the Portfolios. Pursuant to Investment Sub-Advisory Agreements with Atlanta Capital Management, LLC ("Atlanta Capital"), BMR has delegated investment management of the Fund and the Portfolios to Atlanta Capital. Atlanta Capital is an indirect, majority-owned subsidiary of Eaton Vance. From time to time, BMR and Atlanta Capital are each referred to herein as an "investment adviser". Atlanta Capital is sometimes referred to herein as "sub-adviser".

INVESTMENT ADVISORY SERVICES. The investment adviser and sub-adviser are responsible for managing the investments and affairs of Intermediate Bond Fund, Large-Cap Growth Portfolio and Small-Cap Portfolio and providing related office facilities and personnel subject to the supervision of the Trust's and Portfolio's Board of Trustees. The investment sub-adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Fund and Portfolio and what portion, if any, of the Fund's or Portfolio's assets will be held uninvested. Each Investment Advisory Agreement and Investment Sub-Advisory Agreement requires the investment adviser or sub-adviser, as the case may be, to pay the salaries and fees of all officers and Trustees of the Trust and the Portfolio who are members of the investment adviser's or sub-adviser's organization and all personnel of the investment adviser or sub-adviser performing services relating to research and investment activities.

For a description of the compensation that Intermediate Bond Fund, Large-Cap Growth Portfolio and Small-Cap Portfolio pay the investment adviser on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fees are computed as follows:

          Intermediate Bond Fund
                                             Annual Fee Rate
 Average Daily Net Assets for the Month      (for each level)
 --------------------------------------      ----------------
 $500 million but less than $1 billion           0.375%
 $1 billion but less than $2.5 billion           0.350%
 $2.5 billion and over                           0.325%


          Large-Cap Growth Portfolio
                                             Annual Fee Rate
 Average Daily Net Assets for the Month      (for each level)
 --------------------------------------      ----------------
 $500 million but less than $1 billion           0.625%
 $1 billion but less than $2.5 billion           0.600%
 $2.5 billion and over                           0.575%


          Small-Cap Portfolio
                                             Annual Fee Rate
 Average Daily Net Assets for the Month      (for each level)
 --------------------------------------      ----------------
 $500 million but less than $1 billion           0.9375%
 $1 billion but less than $2.5 billion           0.8750%
 $2.5 billion but less than $5 billion           0.8125%
 $5 billion and over                             0.7500%

Pursuant to Investment Sub-Advisory Agreements, BMR pays the following to Atlanta Capital for providing sub-advisory services:

         Intermediate Bond Fund
                                             Annual Fee Rate
 Average Daily Net Assets for the Month      (for each level)
 --------------------------------------      ----------------
 up to $500 million                             0.3000%
 $500 million but less than $1 billion          0.2875%
 $1 billion but less than $2.5 billion          0.2750%
 $2.5 billion and over                          0.2625%

        Large-Cap Growth Portfolio
                                             Annual Fee Rate
 Average Daily Net Assets for the Month      (for each level)
 --------------------------------------      ----------------
 up to $500 million                             0.4000%
 $500 million but less than $1 billion          0.3875%
 $1 billion but less than $2.5 billion          0.3750%
 $2.5 billion and over                          0.3625%


           Small-Cap Portfolio
                                             Annual Fee Rate
 Average Daily Net Assets for the Month      (for each level)
 --------------------------------------      ----------------
 up to $500 million                              0.75000%
 $500 million but less than $1 billion           0.71875%
 $1 billion but less than $2.5 billion           0.68750%
 $2.5 billion but less than $5 billion           0.65625%
 $5 billion and over                             0.62500%

The following table sets forth the net assets of Intermediate Bond Fund, Large-Cap Growth Portfolio and Small-Cap Portfolio and the advisory fees earned during the period from the start of business, April 30, 2002, to September 30, 2002.

                                                                 Advisory Fee
                                                                 ------------
                                Net Assets at 9/30/02              9/30/02
                                ---------------------              -------
Intermediate Bond Fund(1)           $12,091,346                    $19,751
Large-Cap Growth Portfolio(2)        17,157,085                     54,329
Small-Cap Portfolio(3)               13,765,497                     44,979

(1) To enhance the net investment income of the Intermediate Bond Fund, BMR made a reduction of its advisory fee in the amount of $7,986.

(2) To enhance the net investment income of the Large-Cap Growth Portfolio, BMR made a reduction of its advisory fee in the amount of $4,730.

(3) To enhance the net investment income of the Small-Cap Portfolio, BMR made a reduction of its advisory fee in the amount of $33,282.

The following table sets forth the net assets of Intermediate Bond Fund, Large-Cap Growth Portfolio and Small-Cap Portfolio and the sub-advisory fees earned during the period from the start of business, April 30, 2002, to September 30, 2002.

                                                               Sub-Advisory Fee
                                                               ----------------
                                Net Assets at 9/30/02              9/30/02
                                ---------------------              -------
Intermediate Bond Fund(1)           $12,091,346                    $14,813
Large-Cap Growth Portfolio(2)        17,157,085                     33,433
Small-Cap Portfolio(3)               13,765,497                     33,734


(1) To enhance the net investment income of the Intermediate Bond Fund, Atlanta Capital made a reduction of its sub-advisory fee in the amount of $5,990.

(2) To enhance the net investment income of the Large-Cap Growth Portfolio, Atlanta Capital made a reduction of its sub-advisory fee in the amount of $2,911.

(3) To enhance the net investment income of the Small-Cap Portfolio, Atlanta Capital made a reduction of its sub-advisory fee in the amount of $24,962.

Each Investment Advisory Agreement and Investment Sub-Advisory Agreement with an investment adviser or sub-adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust, in the case of Intermediate Bond

Fund, or the Portfolio, as the case may be, cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust, in the case of Intermediate Bond Fund, or the Portfolio, as the case may be, or by vote of a majority of the outstanding voting securities of the Intermediate Bond Fund or the Portfolio, as the case may be. Each Agreement may be terminated at any time without penalty on sixty
(60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of Intermediate Bond Fund or the Portfolio, as the case may be, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser or sub-adviser may render services to others. Each Agreement also provides that the investment adviser or sub-adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

ADMINISTRATIVE SERVICES. As indicated in the prospectus, Eaton Vance serves as administrator of each Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer each Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

From the start of business, April 30, 2002, Eaton Vance was allocated $16,521, $26,163 and $17,437 of the operating expenses of the Intermediate Bond Fund, the Large-Cap Growth Fund and the Small-Cap Fund, respectively, to reduce the net investment loss of the Fund.

SUB-TRANSFER AGENCY SERVICES. Eaton Vance also serves as sub-transfer agent for each Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of each Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Funds); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from a Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund's transfer agent from fees it receives from the Eaton Vance funds. Each Fund will pay a pro-rata share of such fee. For the period ended September 30, 2002, Eaton Vance was paid $8, $10, and $10, by the transfer agent for sub-transfer agency services performed on behalf of Intermediate Bond Fund, Large-Cap Growth Fund and Small-Cap Fund, respectively.

INFORMATION ABOUT ATLANTA CAPITAL MANAGEMENT. Atlanta Capital is an Atlanta, Georgia based equity and fixed income manager with a primary focus on separate account management for institutional clients. At December 31, 2002, Atlanta Capital's assets under management totalled approximately $6.8 billion. Atlanta Capital was founded in 1969 as a registered investment adviser. All of the employees of Atlanta Capital are employees of Eaton Vance Acquisitions, an Eaton Vance subsidiary, and own stock of EVC.

INFORMATION ABOUT BMR AND EATON VANCE. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. BMR and Eaton Vance are indirect, wholly-owned subsidiaries of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

CODE OF ETHICS. Each investment adviser and the sub-adviser and each Fund and each Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held by a Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

EXPENSES. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS

PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class I shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class R shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class R shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is a wholly-owned subsidiary of EVC. Mr.
Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to Intermediate Bond Fund, Large-Cap Growth Portfolio and Small-Cap Portfolio. IBT has custody of all cash and securities of Intermediate Bond Fund, maintains the Fund's general ledger and computes the daily net asset value of shares of the Fund. IBT has custody of all cash and securities representing Large-Cap Growth and Small-Cap Fund's interest in their respective Portfolios, has custody of each Portfolio's assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with Intermediate Bond Fund and each Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and each Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or each Portfolio and such banks.

INDEPENDENT ACCOUNTANTS. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are the Fund and Portfolio independent accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

TRANSFER AGENT. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

                         CALCULATION OF NET ASSET VALUE

The net asset value of the Intermediate Bond Fund and each Portfolio is computed by IBT (as agent and custodian for the Intermediate Bond Fund and each Portfolio) by subtracting the liabilities of the Fund or Portfolio, as the case may be, from the value of its total assets. Each Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior

Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

Debt securities for which the over-the-counter market is the primary market are normally valued at the mean between the latest available bid and asked prices. OTC options are valued at the mean between the bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Short-term obligations having remaining maturities of less than 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. Mortgage-backed "pass-through" securities are valued through use of an independent matrix pricing system applied by the investment adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Securities for which there is no such quotation or valuation and all other assets are valued at fair value as determined in good faith by or at the direction of the Trustees of the Trust and each Portfolio.

The Trustees of the Trust and each Portfolio have established the following procedures for the fair valuation of the Fund's and each Portfolio's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

Generally, trading in the foreign securities owned by a Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a Portfolio generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of a Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by a Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

                         PURCHASING AND REDEEMING SHARES

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter.

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

SUSPENSION OF SALES. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares. The Class R Distribution Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue the Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for Intermediate Bond Fund or a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities which, in the case of Large-Cap Growth Fund and Small-Cap Fund, are withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

TAX-SHELTERED RETIREMENT PLANS. Fund shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

DISTRIBUTION PLAN

The Trust has in effect a compensation-type Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Class R Plan") for each Fund's Class R shares. The Class R Plan provides for the payment of a monthly distribution fee to the principal underwriter of up to 0.50% of average daily net assets attributable to Class R shares. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% of average daily net assets attributable to Class R shares.

Aggregate payments to the principal underwriter under the Class R Plan are limited to those permitted pursuant to a rule of the NASD. The Class R Plan also provides that Class R shares will pay a service fee to the principal underwriter in an amount equal on an annual basis to 0.25% of that portion of average daily net assets attributable to Class R shares for personal services and/or the maintenance of shareholder accounts. Service fees are paid quarterly in arrears. For the distribution and service fees paid by Class R shares, see Appendix B.

The Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. The Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the Class R shares of the Fund. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Class R shares of the Fund and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plan was initially approved by the Trustees, including the Plan Trustees, on December 10, 2001. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plan because their employers (or affiliates thereof) receive distribution and/or service fees under the Plan or agreements related thereto.

                                   PERFORMANCE

Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A and Appendix B.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. Actual yield may be affected by variations in sales charges on investments.

Present and prospective investors may be provided with information on equity and fixed income investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices, comparable investments, tax-deferred vehicles (such as Individual Retirement Accounts ("IRAs"), college investment plans and variable annuities) and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information relating to mutual fund classifications or categories created by such statistical organizations and Fund categories and classifications may also be provided to investors. Information regarding the historical tax efficiency of a Fund (generally determined by dividing its after-tax return by its pre-tax return) also may be provided to investors. Information included in advertisements and materials furnished to investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.

Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would have performed exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

  .  cost associated with aging parents;

  .  funding a college education (including its actual and estimated cost);

  .  health care expenses (including actual and projected expenses);

  .  long-term  disabilities   (including  the  availability  of,  and  coverage
     provided by, disability insurance); and

  . retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in particular types of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Information about portfolio allocation, portfolio turnover and portfolio holdings at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of Atlanta Capital, Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.

A Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund qualified as a RIC for its fiscal year ended September 30, 2002.

Because each of Large-Cap Growth Fund and Small-Cap Fund invests its assets in a Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. A Fund, as an investor in a

Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each of Large-Cap Growth Fund and Small-Cap Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that a Fund qualifies as a RIC and a Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

The Intermediate Bond Fund's investments in zero coupon, deferred interest and certain payment-in-kind or other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

Investments in lower-rated or unrated securities may present special tax issues for the Intermediate Bond Fund to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of the Fund's taking certain positions in connection with ownership of such distressed securities.

A Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject a Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund".

Each Portfolio may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of a Portfolio will consist of securities issued by foreign corporations, a Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

A portion of distributions made by a Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction ("DRD") for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder's shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 30% for amounts paid during 2003. An individual's TIN is generally his or her social security number.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in a Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by the investment adviser or sub-adviser of each Fund or Portfolio (each referred to herein as the "investment adviser"). Intermediate Bond Fund and each Portfolio are responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.
Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser's clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the investment adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

Intermediate Bond Fund and each Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities. The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for the Intermediate Bond Fund and each Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Intermediate Bond Fund and each Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Intermediate Bond Fund and each Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Intermediate Bond Fund and each Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid by each Portfolio during the period ended September 30, 2002, as well as the amount of a Portfolio's security transactions for the most recent fiscal year that were directed to firms, which provided some research services to the investment adviser or its affiliates, and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):

                                                            Amount of Transactions     Commissions Paid on Transactions
                              Brokerage Commissions Paid       Directed to Firms              Directed to Firms
                              for the Fiscal Year Ended        Providing Research             Providing Research
                              --------------------------    ----------------------     --------------------------------
      Fund/Portfolio                    9/30/02                     9/30/02                        9/30/02
      --------------                    -------                     -------                        -------
  Intermediate Bond Fund*              $     0                    $        0                      $     0
Large-Cap Growth Portfolio*             11,527                     6,183,037                       11,043
    Small-Cap Portfolio*                17,808                     7,267,201                       13,666

* For the period from the commencement of operations, April 30, 2002, to September 30, 2002.

                              FINANCIAL STATEMENTS

The audited financial statements of, and the independent auditors' reports for, the Funds and Portfolios, appear in the Funds' annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual reports accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended September 30, 2002, as previously filed electronically with the SEC:

                     Atlanta Capital Intermediate Bond Fund
                      (Accession No. 0001047469-02-006159)
                      Atlanta Capital Large-Cap Growth Fund
                           Large-Cap Growth Portfolio
                      (Accession No. 0001047469-02-006264)
                         Atlanta Capital Small-Cap Fund
                               Small-Cap Portfolio
                      (Accession No. 0001047469-02-005690)

                                                                      APPENDIX A

                      CLASS I FEES, PERFORMANCE & OWNERSHIP

PERFORMANCE INFORMATION. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. For Intermediate Bond Fund, the tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end. Because the Funds do not have a full year of performance, no after-tax return is provided.

Intermediate Bond Fund                 Length of Period Ended September 30, 2002

Average Annual Total Return:                        Life of Fund*
----------------------------                        -------------
Before Taxes                                            5.67%
 Class commenced operations April 30, 2002.

For the 30 days ended September 30, 2002, the SEC yield for Class I of Intermediate Bond Fund was 2.85%.


Large-Cap Growth Fund                  Length of Period Ended September 30, 2002

Average Annual Total Return:                        Life of Fund*
----------------------------                        -------------
Before Taxes                                           -26.00%
 Class commenced operations April 30, 2002.


Small-Cap Fund                         Length of Period Ended September 30, 2002

Average Annual Total Return:                        Life of Fund*
----------------------------                        -------------
Before Taxes                                           -22.90%
 Class commenced operations April 30, 2002.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At January 2, 2003, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Intermediate Bond Fund       NFSC FEBO GBA Master Pension & PS Trust*
                             GBA Retirement Serv. Inc. TTEE                              Atlanta, GA             65.1%
                             Reliance Trust Company FBO Georgia Bankers Association      Atlanta, GA             26.0%
Large-Cap Growth Fund        NFSC FEBO GBA Master Pension & PS Trust*
                             GBA Retirement Serv. Inc. TTEE                              Atlanta, GA             54.3%
                             Eaton Vance Master Trust for Retirement Plans               Glastonbury, CT         17.3%
                             Reliance Trust Company FBO Georgia Bankers Association      Atlanta, GA             14.2%
Small-Cap Fund               NFSC FEBO GBA Master Pension & PS Trust*
                             GBA Retirement Serv. Inc. TTEE                              Atlanta, GA             45.5%
                             Eaton Vance Master Trust for Retirement Plans               Glastonbury, CT         21.9%
                             HIBFUND FBO c/o Marshall & Ilsley Trust Co.                 Milwaukee, WI           11.8%

*Represents ownership of five different accounts each owning 5% or more of the outstanding shares of this Class.

Beneficial owners of 25% or more of this Class of a Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

The Eaton Vance Management Master Trust for Retirement Plans is the retirement and profit sharing plans sponsored by Eaton Vance and certain of its affiliated entities.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

                                                                      APPENDIX B

                     CLASS R FEES, PERFORMANCE & OWNERSHIP

DISTRIBUTION, SERVICE AND REPURCHASE TRANSACTION FEES. For the period from the start of business, April 30, 2002, to the fiscal year ended September 30, 2002, the following table shows (1) distribution fees paid to the principal underwriter under the Distribution Plan, (2) total service fees paid by each Fund, and (3) service fees paid to investment dealers, and (4) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

                           Distribution Fee
                                Paid to         Total Service      Service Fees Paid       Repurchase Transaction Fees
Fund                    Principal Underwriter     Fees Paid      to Investment Dealers    Paid to Principal Underwriter
----                    ---------------------   -------------    ---------------------    -----------------------------
Intermediate Bond Fund           $3                  $3                  $0                            $0
Large-Cap Growth Fund             1                   1                   0                             0
Small-Cap Fund                    1                   1                   0                             0

PERFORMANCE INFORMATION. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. For Intermediate Bond Fund, the tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end. Because the Funds do not have a full year of performance, no after-tax return is provided.

Intermediate Bond Fund                 Length of Period Ended September 30, 2002

Average Annual Total Return:                        Life of Fund*
----------------------------                        -------------
Before Taxes                                            5.46%
 Class commenced operations April 30, 2002.

For the 30 days ended September 30, 2002, the SEC yield for Class R of Intermediate Bond Fund was 2.36%.


Large-Cap Growth Fund                  Length of Period Ended September 30, 2002

Average Annual Total Return:                        Life of Fund*
----------------------------                        -------------
Before Taxes                                           -26.10%
 Class commenced operations April 30, 2002.

Small-Cap Fund                         Length of Period Ended September 30, 2002

Average Annual Total Return:                        Life of Fund*
----------------------------                        -------------
Before Taxes                                           -23.00%
 Class commenced operations April 30, 2002.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At January 2, 2003, Eaton Vance owned all shares of this Class of each Fund. Eaton Vance is a Massachusetts business trust and a wholly-owned subsidiary of EVC.

Beneficial owners of 25% or more of this Class of each Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

                                                                      APPENDIX C

                        DESCRIPTION OF SECURITIES RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these securities is dependent on the investment adviser's judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

  1. An application for rating was not received or accepted.

  2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

  3. There is a lack of essential data pertaining to the issue or issuer.

  4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

SHORT-TERM DEBT

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of one year.

Issuers rated Prime-1 or P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 or P-1 repayment ability will often be evidenced by many of the following characteristics:

 --  Leading market positions in well established industries.

 --  High rates of return on funds employed.

 -- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

 -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

 -- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 or P-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only to a small degree. The obligor's capacity to meet its financial commitment is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken but payments on this obligation are being continued. C is also used for a preferred stock that is in arrears (as well as for junior debt of issuers rated CCC and CC).

D: The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred - and not where a default is only expected. Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

COMMERCIAL PAPER

A: S&P's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2:   Capacity  for  timely   payment  on  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH RATINGS

Investment Grade Bond Ratings

AAA: Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

High Yield Bond Ratings

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, and C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90% and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect of repaying all obligations.

Investment Grade Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F-2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

Notes to Long-term and Short-term ratings

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" Long-term rating category, to categories below "CCC", or to Short-term ratings other than "F-1".

"NR" indicates that Fitch does not rate the issuer or issue in question.

"Withdrawn": A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                     ATLANTA CAPITAL INTERMEDIATE BOND FUND
                      ATLANTA CAPITAL LARGE-CAP GROWTH FUND
                         ATLANTA CAPITAL SMALL-CAP FUND

    Supplement to Statement of Additional Information dated February 1, 2003

1. THE NAMES OF THE FUNDS HAVE BEEN CHANGED TO THE FOLLOWING:

               Eaton Vance-Atlanta Capital Intermediate Bond Fund
                Eaton Vance-Atlanta Capital Large-Cap Growth Fund
                   Eaton Vance-Atlanta Capital Small-Cap Fund

2.  THE  FOLLOWING  IS  ADDED  TO  "FUND   MANAGEMENT"   UNDER  "MANAGEMENT  AND
ORGANIZATION":

Effective June 6, 2003, William H. Park has replaced Jack L. Treynor as a noninterested Trustee. Effective July 1, 2003, Ronald A. Pearlman replaced Donald R. Dwight as a noninterested Trustee. The following amends the biographical information in the Trustees' table under "Management and Organization":

                                                                                                       Number
                                                                                                    of Portfolios
                           Position(s)         Terms of                                            in Fund Complex         Other
                            with the          Office and        Principal Occupation(s)              Overseen By       Directorships
Name and Date of Birth   Trust/Portfolio   Length of Service    During Past Five Years               Trustee(1)            Held
----------------------   ---------------   -----------------    --------------------------------     ---------             ----
William H. Park              Trustee       Trustee since 2003   President and Chief Executive           191                None
9/19/47                                                         Officer, Prizm Capital
                                                                Management, LLC (investment
                                                                management firm) (since 2002).
                                                                Executive Vice President and
                                                                Chief Financial Officer, United
                                                                Asset Management Corporation
                                                                (a holding company owning
                                                                institutional investment
                                                                management firms) (1982-2001).

Ronald A. Pearlman           Trustee       Trustee since 2003   Professor of Law, Georgetown            191                None
7/10/40                                                         University Law Center
                                                                (since 1999).  Tax Partner,
                                                                Covington & Burling, Washington,
                                                                DC (1991-2000).

In connection with the appointment of new Trustees, the members of the Governance Committee (formerly the Nominating Committee), Audit Committee and Special Committee of the Board of Trustees of the Trust and the Portfolio have changed. The new Committee members are as follows:

     Governance Committee: Ms. Stout (Chair), Messrs. Hayes, Park, Pearlman and Reamer.
     Audit Committee: Messrs. Reamer (Chair), Hayes, Park and Ms. Stout.
     Special Committee: Messrs. Hayes (Chair), Park, Pearlman and Reamer.

3. THE FOLLOWING IS ADDED TO THE END OF "MANAGEMENT AND ORGANIZATION":

PROXY VOTING POLICY. The Boards of Trustees of the Trust and Portfolios have adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to each Fund's and Portfolio's investment sub-adviser and adopted the investment sub-adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review each Fund's and Portfolio's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between each Fund's shareholders and the investment sub-adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment sub-adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Boards' Special Committee except as contemplated under the Fund Policy. The Boards' Special Committee will instruct the investment sub-adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment sub-adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders. On all other matters, the investment sub-adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies' guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses.

The investment sub-adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote

4. THE FOLLOWING SUPPLEMENTS "PRINCIPAL UNDERWRITER" UNDER "OTHER SERVICE PROVIDERS":

The Distribution Agreement as it applies to Class A shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class A shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment.

5. THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER "CALCULATION OF NET ASSET VALUE":

The Trustees have established the following procedures for the fair valuation of assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

6. THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER "PURCHASING AND REDEEMING SHARES":

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

Detailed information concerning tax-sheltered plans eligible to purchase Class R shares, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

7. THE SECTION "ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES" UNDER "PURCHASING AND REDEEMING SHARES" IS DELETED.

8. THE FOLLOWING IS ADDED TO THE END OF "PURCHASING AND REDEEMING SHARES":

INFORMATION REGARDING MARKET TIMING AND EXCESSIVE TRADING. The Fund is not intended for market timing or excessive trading. These activities may disrupt portfolio management and increase costs for all shareholders. If an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. The Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determine, in its discretion, that a proposed transaction involves market timing or excessive trading that is potentially detrimental to the Fund. The Fund and the principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason.

The Fund and the principal underwriter have established guidelines concerning the Fund's market timing and excessive trading policies with respect to Fund shares held in accounts maintained and administered by financial intermediaries (such as banks, broker-dealers and retirement plan administrators). These guidelines include standards indicating situations where market timing or excessive trading are considered to be potentially detrimental to the Fund. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the guidelines to accounts under their control.

9. THE FOLLOWING IS ADDED AFTER "PURCHASING AND REDEEMING SHARES":

                                  SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

PURCHASES AT NET ASSET VALUE. Class A and Class I shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value
(1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

STATEMENT OF INTENTION. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the Right of Accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.

Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

RIGHT OF ACCUMULATION. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class D, Class I and/or Class R shares of the Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Shares purchased by an individual, his or her spouse and their children under the age of twenty-one, including shares held in trust or fiduciary accounts for the benefit of any such persons, will be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

DISTRIBUTION AND SERVICE PLANS

The Trust has in effect a Service Plan (the "Class A Plan") for each Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the NASD. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that Class A shares of each Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. Class A service fees are paid quarterly in arrears. For the service fees paid by Class A shares, see Appendix A.

The Trust has in effect a compensation-type Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Class R Plan") for each Fund's Class R shares. The Class R Plan provides for the payment of a monthly distribution fee to the principal underwriter of up to 0.50% of average daily net assets attributable to Class R shares. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% of average daily net assets attributable to Class R shares. Aggregate payments to the principal underwriter under the Class R Plan are limited to those permitted pursuant to a rule of the NASD. The Class R Plan also provides that Class R shares will pay a service fee to the principal underwriter in an amount equal on an annual basis to 0.25% of that portion of average daily net assets attributable to Class R shares for personal services and/or the maintenance of shareholder accounts. Service fees are paid quarterly in arrears. For the distribution and service fees paid by Class R shares, see Appendix C.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on December 10, 2001 and October 20, 2003. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

9. "DISTRIBUTION PLAN" IS DELETED IN ITS ENTIRETY.

10. THE FOLLOWING PARAGRAPH IS ADDED TO "TAXES":

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

11. THE FOLLOWING IS TO "FINANCIAL STATEMENTS":

The unaudited financial statements of the Funds and Portfolios appear in each Fund's most recent semiannual report to shareholders and are incorporated by reference into this SAI. A copy of each semiannual report accompanies this SAI.

12. THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION IS CHANGED TO NOVEMBER 19, 2003.

13. THE FOLLOWING IS ADDED AS A NEW APPENDIX:

                                                                      APPENDIX A

                      Class A Fees, Performance & Ownership

As of the date of this SAI, this Class of each Fund had not yet commenced operations so there is no fee or performance information.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. As of the date of this SAI, Eaton Vance owned one shares of this Class of a Fund, being the only shares of this Class of a Fund outstanding as of such date.


November 19, 2003

                                                                           SCPIS

[Atlant Capital Logo]                           [Calculator/Pen]


Annual Report September 30, 2002

[NYSE Flag]


                                     ATLANTA
                                     CAPITAL
                                    LARGE-CAP
                                     GROWTH
                                      FUND

[Floor Stock Exhange]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

[PHOTO OF THOMAS E. FAUST JR.]
    Thomas E. Faust Jr.
      Vice President


LETTER TO SHAREHOLDERS

We are pleased to welcome shareholders to the first annual report of Atlanta Capital Large-Cap Growth Fund.

In the period from inception on April 30, 2002, to September 30, 2002, the Fund's Class I shares had a return of -26.00%. That return was the result of a decrease in net asset value per share (NAV) from $10.00 on April 30, 2002 to $7.40 on September 30, 2002.(1) The Fund's Class R shares had a return of -26.10% for the same period, the result of a decrease in net asset value per share (NAV) from $10.00 on April 30, 2002 to $7.39 on September 30, 2002.(1)

For comparison, the Fund's benchmark index, the S&P 500 Index, posted a return of -23.72% for the period from April 30, 2002, to September 30, 2002.(2)

AN UNCERTAIN ECONOMIC RECOVERY MIXED WITH POOR STOCK MARKET PERFORMANCE...

A multitude of factors contributed to the dismal performance of the U.S. equity markets so far in 2002, including geopolitical uncertainties, negative investor sentiment, and fears of a double-dip recession. The third quarter of 2002 marked the worst quarterly broad market decline, as measured by the S&P 500 Index, since the fourth quarter of 1987.(2) Every major domestic benchmark experienced negative returns, with none of the S&P 500 sectors or industry groups registering gains during this period. Volatility and the pace of sector rotation remained at high levels. A subtle change in leadership to growth and large-cap stocks emerged, although small-cap stocks outperformed mid- and large-cap stocks in September 2002.

IN UNPREDICTABLE  MARKETS,  A DIVERSIFIED  PORTFOLIO IS MORE IMPORTANT THAN EVER
....

The high level of volatility in equity markets recently underscores the importance of diversifying across asset classes and, within equities, among investment styles and market capitalizations. We believe that a diversified investment philosophy can help manage risk, and that exposure to large-cap growth stocks is an important part of a broadly diversified investment portfolio. Finally, we believe that the volatility expected in the markets in the near term should help create conditions in which we can leverage our rigorous fundamental research to identify investments that we believe will serve investors well over the longer term.

Eaton Vance acquired a majority interest in Atlanta Capital Management Company L.L.C. in September 2001. The firm, as sub-adviser, brings a wealth of expertise to the day-to-day management of the Fund. In the pages that follow, William R. Hackney, Marilyn R. Irvin, and Daniel W. Boone, members of the Atlanta Capital Management investment team, review the Fund's performance and share their insights into the outlook for large-capitalization stocks.

Sincerely,

/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President
November 1, 2002

--------------------------------------------------------------------------------

Fund Information
as of September 30, 2002

Performance(1)                                   Class I      Class R
---------------------------------------------------------------------
Cumulative Total Returns (at net asset value)
---------------------------------------------------------------------
Life of Fund+                                     -26.00%     -26.10%

+    Inception Dates - Class I: 4/30/02; Class R: 4/30/02

Ten Largest Holdings(3)
---------------------------------
Medtronic, Inc.            3.3%
Aflac Corp.                3.2
Colgate-Palmolive Co.      3.0
Microsoft Corp.            2.9
Franklin Resources, Inc.   2.8
EOG Resources, Inc.        2.7
Merck & Co., Inc.          2.7
Dell Computer Corp.        2.6
General Electric Co.       2.6
Kimberly-Clark Corp.       2.5


(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2)  It is not possible to invest directly in an Index.

(3) Ten largest holdings accounted for 28.3% of the Portfolio's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

MANAGEMENT DISCUSSION

AN INTERVIEW WITH ATLANTA CAPITAL MANAGEMENT'S WILLIAM R. HACKNEY, III, MANAGING PARTNER; MARILYN R. IRVIN, SENIOR VICE PRESIDENT; AND DANIEL W. BOONE, MANAGING PARTNER, WHO COMPRISE THE INVESTMENT TEAM MANAGING LARGE-CAP GROWTH PORTFOLIO

[Graphic Picture]

Marilyn R. Irvin
William R. Hackney, III
Daniel W. Boone, III

Q: Because this is the first report, let's start by talking about how you go about selecting stocks for the Portfolio.

A: MR. HACKNEY: We start by focusing our attention on the largest 1,000 U.S. companies as measured by stock market capitalization. In selecting stocks, we emphasize common stocks of quality growth companies with a demonstrated record of consistent earnings growth. We analyze a company's financial statements and use "financial quality ratings" provided by nationally recognized rating services to assess a company's quality. We seek stocks of companies that we believe are attractively valued in relation to their long-term growth rates and that have sustainable earnings growth. We employ rigorous fundamental analysis of a company's financial trends, products and services, industry conditions, and other factors in evaluating the sustainable earnings growth of a company.

Q: What other factors do you consider in evaluating a company's growth potential?

A: MS. IRVIN: We may consider a catalyst for increased demand for a company's products or services. For example, most everyone knows about the baby boom in the U.S. that followed World War II. As the post-war baby boomers reach middle age, they are driving up the demand for health care services as well as investment- related services. So you will notice that the Portfolio has major positions in pharmaceutical companies like Merck, Pfizer, and Eli Lilly. We also hold major positions in investment-related companies like Mellon Financial, Franklin Resources, and SEI Investments Co. We believe these companies should benefit from the needs of the aging American consumer.

Q: What investment strategies have you employed in the management of the Portfolio?

A: MR. BOONE: Over the course of 2002, we have increased our emphasis on growth/cyclical sectors of the economy, which we expect to benefit from a rebound in economic activity. This would include technology stocks as well as selected stocks in the telecom services, industrial, and basic materials sectors. A sharp downturn in manufacturing and capital spending led us into the recession of 2001 and we believe these sectors will eventually lead the economy to recovery. Consumer spending - particularly for housing and autos
     - did not weaken much in last year's recession and is therefore unlikely to provide much thrust to the economic recovery. In general, we are cautious on the consumer sector of the market because consumer stocks have performed relatively well over the past two years and their earnings growth prospects during the initial phase of an economic recovery may not be as strong as other sectors of the economy.

Five Largest Industry Positions+
--------------------------------
By total net assets

Health Care - Drugs Major         10.5%
Systems Software                   5.7%
Diversified Financial Services     5.5%
Health Care - Equipment            5.5%
Household Products                 5.4%

+    Industry positions subject to change due to active management.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

MANAGEMENT DISCUSSION

Q: You mentioned your recent emphasis on technology stocks. Isn't that a very risky area of the stock market?

A: MR. HACKNEY: Technology stocks have been a very risky area of the stock market for the past three years, but we believe much of the risk has been taken out of this sector. As of September 30th, the technology-heavy NASDAQ Composite index had declined 75% from its peak in March of 2000.* While sales and production trends in the tech sector are still sluggish, the rate of decline in these measures has slowed and in some segments of technology, sales and production are stabilizing or increasing. In many cases, technology hardware and software tend to have short life spans due to technological obsolescence. In a nutshell, businesses will eventually be compelled to upgrade their technology infrastructure in order to remain competitive in world markets.

     That said, it's important for investors to be very selective in their technology investments. For example, the Portfolio's two largest technology holdings are Microsoft and Dell Computer. Each of these companies has little or no debt. Each produces lots of cash, over and above their needs for capital investment and research and development. And each dominates its respective businesses and has been able to record revenue and earnings growth in an otherwise depressed environment for tech spending.

Q: How would you characterize the Fund's performance during its first five months ending September 30, 2002?

A: MR. BOONE: We are, of course, disappointed with the near-term results. The US stock market has been experiencing a broad-based decline since the spring of 2000 and the rate of decline accelerated during the May-September 2002 time period. Relative to the S&P 500 Index, the Portfolio is underweighted in the consumer sectors and overweighted in technology and basic materials.* These sector weights penalized the Portfolio's performance versus the Index during the past few months as we were positioning the Portfolio for an economic recovery and a better stock market environment. On the positive side, the Portfolio is overweighted in the health care sector, relative to the S&P 500, due to strong long-term growth dynamics. This had a favorable impact on performance, as health care stocks were the best-performing sector of the S&P 500 during the September quarter.*

     MS. IRVIN: As you might expect, we have focused more attention on balance sheet strength, corporate governance, and the integrity of corporate financial statements. During the three months ending September 30th, we eliminated two stocks from the Portfolio because of concern about these and other issues. The proceeds from the sales were invested in other technology issues, such as Cisco Systems and Concord EFS. Bank of America, the nation's third largest bank holding company and only "coast-to-coast" commercial bank, replaced Household International in the financial services sector of the Portfolio. Besides Bank of America, one other stock was added to the Portfolio during the quarter: Amgen, one of the nation's largest biotechnology companies. The new position in Amgen further increases the Portfolio's weighting in the health care sector.

Q: In view of past performance or future prospects for the market, do you anticipate any significant changes in the way you invest the Portfolio?

A: MR. HACKNEY: We are long-term investors, not short-term traders, so we generally don't make significant portfolio changes in reaction to near-term volatility in the economy or the stock market. However, we do take advantage of extreme price volatility to add to or trim back positions in various stocks. We believe our current investment strategy and stock selection process will produce competitive results over the long-term.

*    It is not possible to invest directly in an Index.

ATLANTA CAPITAL LARGE-CAP GROWTH  FUND AS OF SEPTEMBER 30, 2002

PERFORMANCE

Comparison of change in value of a $10,000 Investment in Atlanta Capital Large-Cap Growth Fund Class I vs the S&P 500 Index*

Atlanta Capital Large-Cap Growth Fund- Class I
                4/30/02

             Fund          Fund         S&P
           Value at     Value With      500
Date          NAV      Sales Charge    Index
----       --------    -------------  --------
4/30/02       10,000        N/A        10,000
5/31/02        9,950                    9,927
6/30/02        9,180                    9,220
7/31/02        8,470                    8,501
8/31/02        8,360                    8,557
9/30/02        7,400                    7,628

               ---  S&P 500 Index
               ___  Atlanta Capital Large-Cap Growth Fund- Class I



Atlanta Capital Large-Cap Growth Fund- Class R
                4/30/02

Comparison of change in value of a $10,000 Investment in Atlanta Capital Large-Cap Growth Fund Class R vs the S&P 500 Index*

             Fund          Fund         S&P
           Value at     Value With      500
Date          NAV      Sales Charge    Index
----       --------    -------------  --------
4/30/02     10,000         N/A        10,000
5/31/02      9,950                     9,927
6/30/02      9,170                     9,220
7/31/02      8,460                     8,501
8/31/02      8,350                     8,557
9/30/02      7,390                     7,628

               ---  S&P 500 Index
               ___  Atlanta Capital Large-Cap Growth Fund- Class R


Performance**                                      Class I      Class R
-----------------------------------------------------------------------
Cumulative Total Returns (at net asset value)
-----------------------------------------------------------------------
Life of Fund+                                      -26.00%     -26.10%

+    Inception Dates - Class I: 4/30/02; Class R: 4/30/02


*    Source: TowersData, Bethesda, MD. Investment operations commenced 4/30/02.

     The chart compares the Fund's total return with that of the S&P 500 Index, an unmanaged index of stocks commonly used as measure of stock market performance. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund's Class I and Class R shares and in the S&P 500 Index. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES


AS OF SEPTEMBER 30, 2002

Assets
-----------------------------------------------------
Investment in Large-Cap Growth
   Portfolio, at value (identified cost,
   $19,384,980)                           $16,848,961
 Receivable for Fund shares sold               17,058
 Receivable from the Administrator             26,163
 Prepaid expenses                               3,517
-----------------------------------------------------
TOTAL ASSETS                              $16,895,699
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for Fund shares redeemed          $    10,191
Accrued expenses                               15,706
-----------------------------------------------------
TOTAL LIABILITIES                         $    25,897
-----------------------------------------------------
NET ASSETS                                $16,869,802
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $20,849,076
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (1,452,957)
Accumulated undistributed net investment
   income                                       9,702
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                        (2,536,019)
-----------------------------------------------------
TOTAL                                     $16,869,802
-----------------------------------------------------
Class I Shares
-----------------------------------------------------
NET ASSETS                                $16,869,056
SHARES OUTSTANDING                          2,278,915
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      7.40
-----------------------------------------------------
Class R Shares
-----------------------------------------------------
NET ASSETS                                $       746
SHARES OUTSTANDING                                101
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      7.39
-----------------------------------------------------

STATEMENT OF OPERATIONS


FOR THE PERIOD ENDED
SEPTEMBER 30, 2002(1)

Investment Income
-----------------------------------------------------
Dividends allocated from Portfolio        $    91,341
Interest allocated from Portfolio               1,566
Expenses allocated from Portfolio             (76,595)
-----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $    16,312
-----------------------------------------------------

Expenses
-----------------------------------------------------
Distribution and service fees
   Class R                                $         2
Legal and accounting services                  17,193
Registration fees                               6,841
Custodian fee                                   2,979
Printing and postage                            2,279
Transfer and dividend disbursing agent
   fees                                         1,789
Miscellaneous                                   1,690
-----------------------------------------------------
TOTAL EXPENSES                            $    32,773
-----------------------------------------------------
Deduct --
   Allocation of expenses to the
      Administrator                       $    26,163
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    26,163
-----------------------------------------------------

NET EXPENSES                              $     6,610
-----------------------------------------------------

NET INVESTMENT INCOME                     $     9,702
-----------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized loss --
   Investment transactions (identified
      cost basis)                         $(1,452,957)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,452,957)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(2,536,019)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) $(2,536,019)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(3,988,976)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(3,979,274)
-----------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             SEPTEMBER 30, 2002(1)
-----------------------------------------------------------------------
From operations --
   Net investment income                  $              9,702
   Net realized loss                                (1,452,957)
   Net change in unrealized appreciation
      (depreciation) (2,536,019)
-----------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $         (3,979,274)
-----------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class I                             $         22,137,958
      Class R                                            1,010
   Cost of shares redeemed
      Class I                                       (1,289,892)
-----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $         20,849,076
-----------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $         16,869,802
-----------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------
At beginning of period                    $                 --
-----------------------------------------------------------------------
AT END OF PERIOD                          $         16,869,802
-----------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
-----------------------------------------------------------------------
AT END OF PERIOD                          $              9,702
-----------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                              CLASS I
                                  --------------------------------
                                            PERIOD ENDED
                                         SEPTEMBER 30, 2002(1)(2)
------------------------------------------------------------------
Net asset value -- Beginning
   of period                                  $10.000
------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------
Net investment income                         $ 0.004
Net realized and unrealized
   loss                                        (2.604)
------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                    $(2.600)
------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                     $ 7.400
------------------------------------------------------------------

TOTAL RETURN(3)                                (26.00)%
------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                            $16,869
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                               1.00%(5)
   Net investment income                         0.12%(5)
Portfolio Turnover of the
   Portfolio                                       11%
------------------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily
 net assets):
   Expenses(4)                                   1.38%(5)
   Net investment loss                          (0.26)%(5)
Net investment loss per share                 $(0.009)
------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.
(2) Net investment income(loss) per share was computed using average shares outstanding.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                              CLASS R
                                  --------------------------------
                                            PERIOD ENDED
                                       SEPTEMBER 30, 2002(1)(2)
------------------------------------------------------------------
Net asset value -- Beginning
   of period                                  $10.000
------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------
Net investment loss                           $(0.014)
Net realized and unrealized
   loss                                        (2.596)
------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                    $(2.610)
------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                     $ 7.390
------------------------------------------------------------------

TOTAL RETURN(3)                                (26.10)%
------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                            $     1
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                               1.50%(5)
   Net investment loss                          (0.38)%(5)
Portfolio Turnover of the
   Portfolio                                       11%
------------------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(4)                                   1.88%(5)
   Net investment loss                          (0.76)%(5)
Net investment loss per share                 $(0.028)
------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.
(2)  Net   investment   loss  per  share  was  computed   using  average  shares
     outstanding.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS

1    Significant Accounting Policies
-------------------------------------------
     Atlanta Capital Large-Cap Growth Fund (the Fund), is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class I shares and Class R shares are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests of the Large-Cap Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (98.2% at September 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $1,413,315 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2010.

D Other -- Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2    Distributions to Shareholders
-------------------------------------------
     It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income and at least one distribution of all or substantially all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3    Shares of Beneficial Interest
-------------------------------------------
     The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

     beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:


                                                        PERIOD ENDED
    CLASS I                                        SEPTEMBER 30, 2002(1)
    --------------------------------------------------------------------------
    Sales                                                 2,436,688
    Redemptions                                           (157,773)
    --------------------------------------------------------------------------
    NET INCREASE                                          2,278,915
    --------------------------------------------------------------------------

                                                        PERIOD ENDED
    CLASS R                                        SEPTEMBER 30, 2002(1)
    --------------------------------------------------------------------------
    Sales                                                       101
    --------------------------------------------------------------------------
    NET INCREASE                                                101
    --------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002 to September 30, 2002.

     On May 1, 2002, the Fund received an in-kind contribution in return for 1,935,364 Class I shares of the Fund.

4    Transactions with Affiliates
-------------------------------------------
     Eaton Vance Management (EVM) serves as administrator of the Fund but receives no compensation. To enhance the net investment income of the Fund, the Administrator was allocated $26,163 of the Fund's operating expenses for the period from the start of business, April 30, 2002, to September 30, 2002. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5    Distribution Plan
-------------------------------------------
     The Fund has in effect a distribution plan for Class R (Class R Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Class R Plan allows the Fund to pay Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.25% of the Fund's average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. Although there is not the present intention to do so, the Fund could pay distribution fees of up to 0.50% of Class R's average daily net assets annually upon Trustee approval. The Fund paid or accrued $1 for Class R shares to or payable to EVD for the period from the start of business, April 30, 2002 to September 30, 2002, representing 0.25% (annualized) of the average daily net assets for Class R shares.

     The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class R shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the period from the start of business, April 30, 2002 to September 30, 2002 amounted to $1 for Class R shares.

6    Investment Transactions
-------------------------------------------
     Increases and decreases in the Fund's investment in the Portfolio for the period from the start of business, April 30, 2002, to September 30, 2002, aggregated $22,121,910 and $1,300,285, respectively.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF ATLANTA CAPITAL LARGE-CAP GROWTH FUND:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, of Atlanta Capital Large-Cap Growth Fund (the Fund) (one of the series of Eaton Vance Growth Trust) as of September 30, 2002, and the related statement of operations, the statements of changes in net assets and financial highlights for the period from the start of business, April 30, 2002 to September 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Atlanta Capital Large-Cap Growth Fund at September 30, 2002, the results of its operations, the changes in its net assets and its financial highlights for the period from the start of business, April 30, 2002 to September 30, 2002 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 8, 2002

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.6%


SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Advertising -- 1.5%
--------------------------------------------------------------
Interpublic Group Cos., Inc.               16,000  $   253,600
--------------------------------------------------------------
                                                   $   253,600
--------------------------------------------------------------
Aerospace and Defense -- 2.4%
--------------------------------------------------------------
General Dynamics Corp.                      5,000  $   406,650
--------------------------------------------------------------
                                                   $   406,650
--------------------------------------------------------------
Banks -- 2.7%
--------------------------------------------------------------
Bank of America Corp.                       4,200  $   267,960
Mellon Financial Corp.                      7,500      194,475
--------------------------------------------------------------
                                                   $   462,435
--------------------------------------------------------------
Beverages-Soft Drink -- 2.1%
--------------------------------------------------------------
Coca-Cola Company (The)                     7,600  $   364,496
--------------------------------------------------------------
                                                   $   364,496
--------------------------------------------------------------
Biotechnology -- 1.2%
--------------------------------------------------------------
Amgen, Inc.(1)                              5,000  $   208,500
--------------------------------------------------------------
                                                   $   208,500
--------------------------------------------------------------
Chemicals-Diversified -- 1.9%
--------------------------------------------------------------
Engelhard Corp.                            13,700  $   326,471
--------------------------------------------------------------
                                                   $   326,471
--------------------------------------------------------------
Computer Hardware -- 2.6%
--------------------------------------------------------------
Dell Computer Corp.(1)                     19,300  $   453,743
--------------------------------------------------------------
                                                   $   453,743
--------------------------------------------------------------
Computer Storage and Peripheral -- 0.8%
--------------------------------------------------------------
EMC Corp.(1)                               30,400  $   138,928
--------------------------------------------------------------
                                                   $   138,928
--------------------------------------------------------------
Construction-Cement -- 1.9%
--------------------------------------------------------------
Vulcan Materials Co.                        8,900  $   321,824
--------------------------------------------------------------
                                                   $   321,824
--------------------------------------------------------------

SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Diversified Financial Services -- 5.5%
--------------------------------------------------------------
Fannie Mae                                  2,800  $   166,712
Franklin Resources, Inc.                   15,200      472,720
SEI Investments Co.                        12,900      308,052
--------------------------------------------------------------
                                                   $   947,484
--------------------------------------------------------------
Electrical Equipment -- 1.2%
--------------------------------------------------------------
American Power Conversion Corp.(1)         21,800  $   208,408
--------------------------------------------------------------
                                                   $   208,408
--------------------------------------------------------------
Electronic Equipment & Instruments -- 1.4%
--------------------------------------------------------------
Molex Inc.                                 10,100  $   237,552
--------------------------------------------------------------
                                                   $   237,552
--------------------------------------------------------------
General Merchandise -- 3.8%
--------------------------------------------------------------
Family Dollar Stores, Inc.                 13,100  $   352,128
Target Corp.                               10,400      307,008
--------------------------------------------------------------
                                                   $   659,136
--------------------------------------------------------------
Health Care-Drugs Major -- 10.5%
--------------------------------------------------------------
Johnson & Johnson Co.                       4,000  $   216,320
Lilly (Eli) & Co.                           7,000      387,380
Merck & Co., Inc.                          10,000      457,100
Pfizer, Inc.                               13,450      390,319
Schering-Plough Corp.                      16,000      341,120
--------------------------------------------------------------
                                                   $ 1,792,239
--------------------------------------------------------------
Health Care-Equipment -- 5.5%
--------------------------------------------------------------
DENTSPLY International, Inc.                9,300  $   373,581
Medtronic, Inc.                            13,600      572,832
--------------------------------------------------------------
                                                   $   946,413
--------------------------------------------------------------
Health Care-Facility -- 1.7%
--------------------------------------------------------------
Health Management Associates, Inc.,
Class A(1)                                 14,000  $   283,080
--------------------------------------------------------------
                                                   $   283,080
--------------------------------------------------------------
Health Care-Managed Care -- 1.7%
--------------------------------------------------------------
WellPoint Health Networks, Inc.(1)          4,000  $   293,200
--------------------------------------------------------------
                                                   $   293,200
--------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D


SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Household Products -- 5.4%
--------------------------------------------------------------
Colgate-Palmolive Co.                       9,400  $   507,130
Kimberly-Clark Corp.                        7,500      424,800
--------------------------------------------------------------
                                                   $   931,930
--------------------------------------------------------------
Industrial Conglomerates -- 2.6%
--------------------------------------------------------------
General Electric Co.                       18,000  $   443,700
--------------------------------------------------------------
                                                   $   443,700
--------------------------------------------------------------
Industrial Gases -- 1.5%
--------------------------------------------------------------
Praxair, Inc.                               5,000  $   255,550
--------------------------------------------------------------
                                                   $   255,550
--------------------------------------------------------------
Insurance-Life and Health -- 3.2%
--------------------------------------------------------------
Aflac Corp.                                18,000  $   552,420
--------------------------------------------------------------
                                                   $   552,420
--------------------------------------------------------------
Insurance-Multiline -- 3.5%
--------------------------------------------------------------
American International Group, Inc.          6,750  $   369,225
Hartford Financial Services Group, Inc.     5,600      229,600
--------------------------------------------------------------
                                                   $   598,825
--------------------------------------------------------------
IT Consulting and Services -- 0.9%
--------------------------------------------------------------
Electronic Data Systems Corp.              10,700  $   149,586
--------------------------------------------------------------
                                                   $   149,586
--------------------------------------------------------------
Machinery Industrial -- 1.9%
--------------------------------------------------------------
Dover Corp.                                13,100  $   332,478
--------------------------------------------------------------
                                                   $   332,478
--------------------------------------------------------------
Networking Equipment -- 1.9%
--------------------------------------------------------------
Cisco Systems, Inc.(1)                     31,600  $   331,168
--------------------------------------------------------------
                                                   $   331,168
--------------------------------------------------------------
Oil and Gas-Equipment and Services -- 2.0%
--------------------------------------------------------------
Schlumberger Ltd.                           9,000  $   346,140
--------------------------------------------------------------
                                                   $   346,140
--------------------------------------------------------------

SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Oil and Gas-Exploration and Production -- 2.7%
--------------------------------------------------------------
EOG Resources, Inc.                        13,000  $   467,480
--------------------------------------------------------------
                                                   $   467,480
--------------------------------------------------------------
Oil and Gas-Integrated -- 1.9%
--------------------------------------------------------------
ConocoPhillips                              7,000  $   323,680
--------------------------------------------------------------
                                                   $   323,680
--------------------------------------------------------------
Publishing -- 1.9%
--------------------------------------------------------------
Tribune Co.                                 7,900  $   330,299
--------------------------------------------------------------
                                                   $   330,299
--------------------------------------------------------------
Restaurants -- 1.7%
--------------------------------------------------------------
Brinker International, Inc.(1)             11,000  $   284,900
--------------------------------------------------------------
                                                   $   284,900
--------------------------------------------------------------
Retail-Food -- 1.4%
--------------------------------------------------------------
Safeway, Inc.(1)                           11,000  $   245,300
--------------------------------------------------------------
                                                   $   245,300
--------------------------------------------------------------
Retail-Home Improvement -- 1.8%
--------------------------------------------------------------
Home Depot, Inc. (The)                     11,500  $   300,150
--------------------------------------------------------------
                                                   $   300,150
--------------------------------------------------------------
Semiconductors -- 5.2%
--------------------------------------------------------------
Intel Corp.                                27,500  $   381,975
Linear Technology Corp.                    13,400      277,648
QLogic Corp.(1)                             9,000      234,360
--------------------------------------------------------------
                                                   $   893,983
--------------------------------------------------------------
Services-Data Processing -- 1.6%
--------------------------------------------------------------
Concord EFS, Inc.(1)                       17,100  $   271,548
--------------------------------------------------------------
                                                   $   271,548
--------------------------------------------------------------
Systems Software -- 5.7%
--------------------------------------------------------------
Adobe Systems, Inc.                        14,200  $   271,220
Microsoft Corp.(1)                         11,500      503,010
Oracle Corp.(1)                            26,700      209,862
--------------------------------------------------------------
                                                   $   984,092
--------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D


SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Telephone -- 3.4%
--------------------------------------------------------------
SBC Communications, Inc.                   17,000  $   341,700
Verizon Communications, Inc.                8,500      233,240
--------------------------------------------------------------
                                                   $   574,940
--------------------------------------------------------------
Total Common Stocks
   (identified cost $19,504,156)                   $16,922,328
--------------------------------------------------------------
Total Investments -- 98.6%
   (identified cost $19,504,156)                   $16,922,328
--------------------------------------------------------------
Other Assets, Less Liabilities -- 1.4%             $   234,757
--------------------------------------------------------------
Net Assets -- 100.0%                               $17,157,085
--------------------------------------------------------------

(1)  Non-income producing security.

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES


AS OF SEPTEMBER 30, 2002

Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $19,504,156)                           $16,922,328
Cash                                          227,626
Receivable for investments sold                32,587
Interest and dividends receivable              16,950
-----------------------------------------------------
TOTAL ASSETS                              $17,199,491
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $    32,740
Accrued expenses                                9,666
-----------------------------------------------------
TOTAL LIABILITIES                         $    42,406
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $17,157,085
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $19,738,913
Net unrealized depreciation (computed on
   the basis of
   identified cost)                        (2,581,828)
-----------------------------------------------------
TOTAL                                     $17,157,085
-----------------------------------------------------

STATEMENT OF OPERATIONS


FOR THE PERIOD ENDED
SEPTEMBER 30, 2002(1)

Investment Income
-----------------------------------------------------
Dividends                                 $    92,052
Interest                                        1,576
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $    93,628
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    54,329
Legal and accounting services                  19,182
Custodian fee                                   7,318
Miscellaneous                                   1,049
-----------------------------------------------------
TOTAL EXPENSES                            $    81,878
-----------------------------------------------------
Deduct --
   Reduction of investment adviser fee    $     4,730
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     4,730
-----------------------------------------------------

NET EXPENSES                              $    77,148
-----------------------------------------------------

NET INVESTMENT INCOME                     $    16,480
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized loss --
   Investment transactions (identified
      cost basis)                         $(1,455,506)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,455,506)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(2,581,828)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(2,581,828)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(4,037,334)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(4,020,854)
-----------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             SEPTEMBER 30, 2002(1)
-------------------------------------------------------------------
From operations --
   Net investment income                  $             16,480
   Net realized loss                                (1,455,506)
   Net change in unrealized appreciation
      (depreciation) (2,581,828)
-------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $         (4,020,854)
-------------------------------------------------------------------
Capital transactions --
   Contributions                          $         22,385,941
   Withdrawals                                      (1,308,012)
-------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $         21,077,929
-------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $         17,057,075
-------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------
At beginning of period                    $            100,010
-------------------------------------------------------------------
AT END OF PERIOD                          $         17,157,085
-------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA


                                      PERIOD ENDED
                                      SEPTEMBER 30, 2002(1)
-----------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------
Ratios (As a percentage of average
 daily net assets):
   Net expenses                            0.92%(2)
   Net investment income                   0.20%(2)
Portfolio Turnover                           11%
-----------------------------------------------------------
TOTAL RETURN                             (25.97)%
-----------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                      $17,157
-----------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses                                   0.98%(2)
   Net investment income                      0.14%(2)
-----------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.
(2)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS

1    Significant Accounting Policies
-------------------------------------------
Large-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified portfolio of equity securities of companies having market capitalizations that rank in the top 1,000 U.S. companies (large company stocks), emphasizing quality growth companies with a demonstrated record of consistent earnings growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

E Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2    Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------
     The  investment  adviser fee is earned by Boston  Management  and  Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.650% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from the start of business, April 30, 2002 to September 30, 2002, the advisory fee amounted to $54,329. In order to enhance the net investment income of the Portfolio, BMR made a reduction of the investment adviser fee of $4,730. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

     Capital Management Company, L.L.C. (Atlanta Capital), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.400% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, April 30, 2002 to September 30, 2002, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3    Investment Transactions
-------------------------------------------
     Purchases and sales of investments, other than short-term obligations, aggregated $23,130,448 and $2,170,786, respectively, for the period from the start of business, April 30, 2002 to September 30, 2002.

4    Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
     The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $19,544,069
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,964,996
    Gross unrealized depreciation              (4,586,737)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(2,621,741)
    -----------------------------------------------------

5    Line of Credit
-------------------------------------------
     The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period from the start of business, April 30, 2002 to September 30, 2002.

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF LARGE-CAP GROWTH PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Large-Cap Growth Portfolio (the Portfolio) as of September 30, 2002, and the related statement of operations, the statement of changes in net assets and the supplementary data for the period from the start of business, April 30, 2002 to September 30, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of September 30, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Large-Cap Growth Portfolio at September 30, 2002, the results of its operations, the changes in its net assets and the supplementary data for the period from the start of business, April 30, 2002 to September 30, 2002 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 8, 2002

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Growth Trust (the Trust) and Large-Cap Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

INTERESTED TRUSTEE(S)

                        POSITION(S)      TERM OF                                                  NUMBER OF
         NAME            WITH THE       OFFICE AND                                           PORTFOLIOS IN FUND
       AND DATE         TRUST AND       LENGTH OF              PRINCIPAL OCCUPATION(S)        COMPLEX OVERSEEN          OTHER
       OF BIRTH        THE PORTFOLIO     SERVICE                DURING PAST FIVE YEARS          BY TRUSTEE(1)     DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz  Trustee          Trustee of the    President and Chief Executive            185            None
11/28/59                                Trust since       Officer of National Financial
                                        1998; of the      Partners (financial services
                                        Portfolio since   comany) (since April 1999).
                                        2001              President and Chief Operating
                                                          Officer of John A. Levin & Co.
                                                          (registered investment adviser)
                                                          (July 1997 to April 1999) and a
                                                          Director of Baker, Fentress &
                                                          Company, which owns John A. Levin
                                                          & Co. (July 1997 to April 1999).
                                                          Ms. Bibliowicz is an interested
                                                          person because of her affiliation
                                                          with a brokerage firm.

James B. Hawkes        Trustee of       Trustee of the    Chairman, President and Chief Executive  190            Director of EVC
11/9/41                the Trust;       Trust since       Officer of BMR, EVM and their corporate
                       President and    1989; of the      parent and trustee, Eaton Vance Corp.
                       Trustee of the   Portfolio since   (EVC) and Eaton Vance, Inc. (EV),
                       Portfolio        2001              respectively. Director of EV; Vice
                                                          President and Director of EVD. Trustee
                                                          and/or officer of 190 investment
                                                          companies in the Eaton Vance Fund
                                                          Complex. Mr. Hawkes is an interested
                                                          person because of his positions with
                                                          BMR, EVM and EVC, which are affiliates
                                                          of the Trust and the Portfolio.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)      TERM OF                                                  NUMBER OF
         NAME            WITH THE       OFFICE AND                                           PORTFOLIOS IN FUND
       AND DATE         TRUST AND       LENGTH OF              PRINCIPAL OCCUPATION(S)        COMPLEX OVERSEEN          OTHER
       OF BIRTH        THE PORTFOLIO     SERVICE                DURING PAST FIVE YEARS          BY TRUSTEE(1)     DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
Donald R. Dwight       Trustee          Trustee of the    President of Dwight Partners, Inc.       190            Trustee/Director
3/26/31                                 Trust since       (corporate relations and                                of the Royce Funds
                                        1989; of the      communications company).                                (mutual funds)
                                        Portfolio since                                                           consisting of 17
                                        2001                                                                      portfolios

Samuel L. Hayes, III   Trustee          Trustee of the    Jacob H. Schiff Professor of              190           Director of
2/23/35                                 Trust since       Investment Banking Emeritus, Harvard                    Tiffany & Co.
                                        1989; of the      University Graduate School of                           (specialty
                                        Portfolio since   Business Administration.                                retailer) and
                                        2001                                                                      Director of
                                                                                                                  Telect, Inc.
                                                                                                                  (telecommunication
                                                                                                                  services company)

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

MANAGEMENT AND ORGANIZATION CONT'D

                        POSITION(S)      TERM OF                                                  NUMBER OF
         NAME            WITH THE       OFFICE AND                                           PORTFOLIOS IN FUND
       AND DATE         TRUST AND       LENGTH OF              PRINCIPAL OCCUPATION(S)        COMPLEX OVERSEEN          OTHER
       OF BIRTH        THE PORTFOLIO     SERVICE                DURING PAST FIVE YEARS          BY TRUSTEE(1)     DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
Norton H. Reamer       Trustee          Trustee of the    President, Unicorn Corporation (an       190            None
9/21/35                                 Trust since 1989; investment and financial advisory
                                        of the Portfolio  services company) (since September
                                        since 2001        2000). Chairman, Hellman, Jordan
                                                          Management Co., Inc. (an investment
                                                          management company) (since November
                                                          2000). Advisory Director, Berkshire
                                                          Capital Corporation (investment banking
                                                          firm) (since June 2002). Formerly,
                                                          Chairman of the Board, United Asset
                                                          Management Corporation (a holding
                                                          company owning institutional investment
                                                          management firms) and Chairman,
                                                          President and Director, UAM Funds
                                                          (mutual funds).

Lynn A. Stout          Trustee          Trustee of the    Professor of Law, University of          185            None
9/14/57                                 Trust since 1998; California at Los Angeles School of Law
                                        of the Portfolio  (since July 2001). Formerly, Professor
                                        since 2001        of Law, Georgetown University Law
                                                          Center.

Jack L. Treynor        Trustee          Trustee of the    Investment Adviser and Consultant.       170            None
2/21/30                                 Trust since 1989;
                                        of the Portfolio
                                        since 2001


PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                            POSITION(S)                 TERM OF
     NAME                     WITH THE                 OFFICE AND
   AND DATE                  TRUST AND                 LENGTH OF      PRINCIPAL OCCUPATION(S)
   OF BIRTH                THE PORTFOLIO                SERVICE       DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Daniel W. Boone, III     Vice President of the         Since 2001     Managing Partner and member of the Executive Committee of
7/3/44                   Portfolio                                    Atlanta Capital Management Company, L.L.C. (Atlanta Capital).
                                                                      Officer of 1 investment company managed by EVM or BMR.

Gregory L. Coleman       Vice President of the Trust   Since 2001     Partner of Atlanta Capital Management Company, L.L.C. (Atlanta
                                                                      Capital). Officer of 10 investment companies managed by EVM or
                                                                      BMR.

Thomas E. Faust, Jr.     President of the Trust; Vice  President of   Executive Vice President and Chief Investment Officer of EVM
5/31/58                  President of the Portfolio    the Trust      and BMR and President of the Director of EVC. Officer of 50
                                                       since 2002;    investment companies managed by EVM or BMR.
                                                       Vice President
                                                       of the
                                                       Portfolio
                                                       since 2001

William R. Hackney, III  Vice President of the         Since 2001     Managing Partner and member of theExecutive Committee of
4/12/48                  Portfolio                                    Atlanta Capital. Officer of 3 investment companies managed by
                                                                      EVM or BMR.

Marilyn Robinson Irvin   Vice President of the         Since 2001     Senior Vice President and Principal of Atlanta Capital.
6/17/58                  Portfolio                                    Officer of 1 investment company managed by EVM or BMR.

James A. Womack          Vice President of the Trust   Since 2001     Vice President of Atlanta Capital. Officer of 10 investment
11/20/68                                                              companies managed by EVM or BMR.

                            POSITION(S)                 TERM OF
     NAME                     WITH THE                 OFFICE AND
   AND DATE                  TRUST AND                 LENGTH OF      PRINCIPAL OCCUPATION(S)
   OF BIRTH                THE PORTFOLIO                SERVICE       DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Alan R. Dynner           Secretary                     Secretary of   Vice President, Secretary and Chief Legal Officer of BMR, EVM,
10/10/40                                               the Trust      EVD and EVC. Officer of 190 investment companies managed by
                                                       since 1997;    EVM or BMR.
                                                       of the
                                                       Portfolio
                                                       since 2001

Kristin S. Anagnost      Treasurer of the              Since 2002     Assistant Vice President of EVM and BMR. Officer of 109
6/12/65                  Portfolio                                    investment companies managed by EVM or BMR (since January
                                                                      1998). Formerly, manager at Chase Global Funds Services
                                                                      Company.

James L. O'Connor        Treasurer of the Trust        Since 1989     Vice President of BMR, EVM and EVD. Officer of 112 investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

INVESTMENT ADVISER OF LARGE-CAP GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

SUB-ADVISER OF LARGE-CAP GROWTH PORTFOLIO
ATLANTA CAPITAL MANAGEMENT COMPANY, L.L.C.
1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

ADMINISTRATOR OF ATLANTA CAPITAL LARGE-CAP
GROWTH FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022

ATLANTA CAPITAL LARGE-CAP GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


                           EATON VANCE FUNDS
                        EATON VANCE MANAGEMENT
                     BOSTON MANAGEMENT AND RESEARCH
                     EATON VANCE DISTRIBUTORS, INC.

                            PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

1451-11/02                                                               ALCGSRC

[ATLANTA CAPITAL LOGO]

                                             [ADDING MACHINE]

Semiannual Report March 31, 2003

[NYSE FLAG]

                                     ATLANTA
                                     CAPITAL
                                LARGE-CAP GROWTH
                                      FUND

[FLOOR STOCK EXCHANGE]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003
INVESTMENT UPDATE

       [PHOTO]
                               THE INVESTMENT TEAM
                               MANAGING LARGE-CAP
                                GROWTH PORTFOLIO:

   MARILYN R. IRVIN
WILLIAM R. HACKNEY, III
  DANIEL W. BOONE, III
     (NOT PICTURED:
    PAUL J. MARSHALL)


MANAGEMENT DISCUSSION

- Atlanta Capital Large-Cap Growth Fund encountered a gradually improving market environment over the past six months. Interest rates remain low by historic standards. The US economy, as measured by changes in real Gross
     Domestic Product (GDP), registered positive growth for the past five quarters. Corporate profits appear to be on the mend, while the major stock market indexes seem to have "bottomed out," following three consecutive years of declines.

- Against this backdrop, the Fund's Class I and Class R shares posted gains slightly less than their benchmark, the S&P 500 Index, over the past six months.(1) Among the 10 economic sectors constituting the S&P 500, the more economically sensitive information technology and telecommunications sectors recorded the strongest price gains, while the less economically sensitive consumer staples and utility sectors recorded modest declines. The disparate performance of the various sectors suggests that investors were beginning to focus on improving prospects for a more robust economic recovery, following the end of the conflict with Iraq.

- The Large-Cap Growth Portfolio continued to emphasize cyclical growth companies in anticipation of a rebound in the capital spending and manufacturing sectors of the economy. Relative to the S&P 500 Index, the Portfolio maintained overweight positions in the information technology, basic materials and health care sectors.(1) Conversely, the Portfolio maintained underweight positions in the consumer staples, consumer discretionary, and finance sectors. Overall, the Portfolio sector weightings had a favorable impact on performance during the period.

- The Portfolio's technology issues generally posted the strongest price gains, and stock selection within the universe of technology-related stocks was favorable. On the downside, several of the Portfolio's insurance, computer services, beverage, pharmaceutical, and household products stocks declined in price. As a result, stock performance was moderately unfavorable in the finance, consumer staples, and health care sectors, as well as for the Portfolio overall.

- During the period, the Portfolio's sector weighting in the energy and telecommunications sectors was reduced due to growing concerns about weaker oil prices following the Iraq conflict and a poor regulatory environment for large telecommunications providers.

THE FUND

The Past Six Months

- During the six months ended March 31, 2003, the Fund's Class I shares had a total return of 4.59%. This return was the result of an increase in net asset value (NAV) to $7.73 on March 31, 2003 from $7.40 on September 30, 2002, and the reinvestment of $0.010 per share in dividend income.(2) The Fund's Class R shares had a total return of 4.33%, the result of an increase in net asset value (NAV) to $7.71 from $7.39 during the same period.(2)

- For comparison, the Fund's benchmark index, the S&P 500 Index, had a total return of 5.01%, for the six months ended March 31, 2003.(1)

--------------------------------------------------------------------------------
THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND ATLANTA CAPITAL MANAGEMENT DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF MARCH 31, 2003


PERFORMANCE(2)                                   CLASS I      CLASS R
----------------------------------------------------------------------

Cumulative Total Returns (at net asset value)
Life of Fund+                                    -22.61%      -22.90%

+    Inception Dates - Class I: 4/30/02; Class R: 4/30/02

-------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
-------------------------------------------------------------------------------


TEN LARGEST HOLDINGS(3)  BY TOTAL NET ASSETS
---------------------------------------------------------------

Microsoft Corp.                                    3.3%
General Electric Co.                               3.3
Pfizer, Inc.                                       3.2
Dell Computer Corp.                                2.8
Linear Technology Corp.                            2.8
Merck & Co., Inc.                                  2.8
Cisco Systems, Inc.                                2.8
Intel Corp.                                        2.7
Medtronic, Inc.                                    2.7
Bank of America Corp.                              2.6

(1)  IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. CLASSES I AND R HAVE NO SALES CHARGE.

(3) TEN LARGEST HOLDINGS ACCOUNTED FOR 29.0% OF THE PORTFOLIO'S TOTAL NET ASSETS. HOLDINGS ARE SUBJECT TO CHANGE.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES


AS OF MARCH 31, 2003

Assets
---------------------------------------------------------------------
Investment in Large-Cap Growth Portfolio, at value
   (identified cost, $19,996,107)                        $ 19,157,209
Receivable for Fund shares sold                                 9,773
Receivable from the Administrator                               3,036
---------------------------------------------------------------------
TOTAL ASSETS                                             $ 19,170,018
---------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------
Payable for Fund shares redeemed                         $     10,539
Accrued expenses                                               12,868
---------------------------------------------------------------------
TOTAL LIABILITIES                                        $     23,407
---------------------------------------------------------------------
NET ASSETS                                               $ 19,146,611
---------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------
Paid-in capital                                          $ 22,489,905
Accumulated net realized loss from Portfolio (computed
   on the basis of identified cost)                        (2,522,407)
Accumulated undistributed net investment income                18,011
Net unrealized depreciation from Portfolio (computed on
   the basis of identified cost)                             (838,898)
---------------------------------------------------------------------
TOTAL                                                    $ 19,146,611
---------------------------------------------------------------------

Class I Shares
---------------------------------------------------------------------
NET ASSETS                                               $ 19,145,832
SHARES OUTSTANDING                                          2,475,411
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets DIVIDED BY shares of beneficial
      interest outstanding)                              $       7.73
---------------------------------------------------------------------

lass R Shares
---------------------------------------------------------------------
NET ASSETS                                               $        779
SHARES OUTSTANDING                                                101
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of beneficial
      interest outstanding)                              $       7.71
---------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2003

Investment Income
---------------------------------------------------------------------
Dividends allocated from Portfolio                       $    121,805
Interest allocated from Portfolio                                 895
Expenses allocated from Portfolio                             (70,344)
---------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                     $     52,356
---------------------------------------------------------------------

Expenses
---------------------------------------------------------------------
Trustees' fees and expenses                              $         93
Distribution and service fees
   Class R                                                          2
Legal and accounting services                                   7,105
Custodian fee                                                   6,320
Registration fees                                               5,536
Transfer and dividend disbursing agent fees                     3,425
Printing and postage                                            1,836
Miscellaneous                                                     980
---------------------------------------------------------------------
TOTAL EXPENSES                                           $     25,297
---------------------------------------------------------------------
Deduct --
   Preliminary allocation of expenses to the
      Administrator                                      $      3,036
---------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                 $      3,036
---------------------------------------------------------------------
NET EXPENSES                                             $     22,261
---------------------------------------------------------------------
NET INVESTMENT INCOME                                    $     30,095
---------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
---------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)       $ (1,069,450)
---------------------------------------------------------------------
NET REALIZED LOSS                                        $ (1,069,450)
---------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                   $  1,697,121
---------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)     $  1,697,121
---------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                         $    627,671
---------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS               $    657,766
---------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                         SIX MONTHS ENDED
INCREASE (DECREASE)                      MARCH 31, 2003    YEAR ENDED
IN NET ASSETS                            (UNAUDITED)       SEPTEMBER 30, 2002(1)
--------------------------------------------------------------------------------
From operations --
 Net investment income                   $     30,095        $      9,702
 Net realized loss                         (1,069,450)         (1,452,957)
 Net change in unrealized appreciation
  (depreciation)                            1,697,121          (2,536,019)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                         $    657,766        $ (3,979,274)
--------------------------------------------------------------------------------
Distributions to shareholders --
 From net investment income
  Class I                                $    (21,786)       $         --
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS      $    (21,786)       $         --
--------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
 Proceeds from sale of shares
  Class I                                $  3,951,855        $ 22,137,958
  Class R                                          --               1,010
 Net asset value of shares issued to shareholders in payment of distributions declared
   Class I                                     21,786                  --
  Cost of shares redeemed
   Class I                                 (2,332,812)         (1,289,892)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE
 TRANSACTIONS                            $  1,640,829        $ 20,849,076
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS               $  2,276,809        $ 16,869,802
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                   $ 16,869,802        $         --
--------------------------------------------------------------------------------
AT END OF PERIOD                         $ 19,146,611        $ 16,869,802
--------------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
--------------------------------------------------------------------------------
AT END OF PERIOD                         $     18,011        $      9,702
--------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS I
                                  --------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ------------------------
                                  (UNAUDITED)(1)             2002(1)(2)

------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 7.400                 $10.000
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment income                 $ 0.013                 $ 0.004
Net realized and unrealized
   gain (loss)                          0.327                  (2.604)
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.340                 $(2.600)
------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------
From net investment income            $(0.010)                $    --
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.010)                $    --
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 7.730                 $ 7.400
------------------------------------------------------------------------------

TOTAL RETURN(3)                          4.59%                 (26.00)%
------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $19,146                 $16,869
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       1.00%(5)                1.00%(5)
   Net investment income                 0.32%(5)                0.12%(5)
Portfolio Turnover of the
   Portfolio                               15%                     11%
------------------------------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(4)                           1.13%(5)                1.38%(5)
   Net investment income
      (loss)                             0.19%(5)               (0.26)%(5)
Net investment income (loss)
   per share                          $ 0.008                 $(0.009)
------------------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) For the period from the start of business, April 30, 2002 to September 30, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS R
                                  --------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ------------------------
                                  (UNAUDITED)(1)             2002(1)(2)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 7.390                 $10.000
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment loss                   $(0.008)                $(0.014)
Net realized and unrealized
   gain (loss)                          0.328                  (2.596)
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.320                 $(2.610)
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 7.710                 $ 7.390
------------------------------------------------------------------------------

TOTAL RETURN(3)                          4.33%                 (26.10)%
------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $     1                 $     1
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       1.50%(5)                1.50%(5)
   Net investment loss                  (0.19)%(5)              (0.38)%(5)
Portfolio Turnover of the
   Portfolio                               15%                     11%
------------------------------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(4)                           1.63%(5)                1.88%(5)
   Net investment loss                  (0.32)%(5)              (0.76)%(5)
Net investment loss per share         $(0.013)                $(0.028)
------------------------------------------------------------------------------

(1)  Net   investment   loss  per  share  was  computed   using  average  shares
     outstanding.
(2) For the period from the start of business, April 30, 2002 to September 30, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1    Significant Accounting Policies
-------------------------------------------
     Atlanta Capital Large-Cap Growth Fund (the Fund), is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class R shares and Class I shares are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Large-Cap Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (97.8% at March 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2002, the Fund, for federal income tax purposes, had a capital loss carry over of $1,413,315 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2010.

D Other -- Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F Interim Financial Statements -- The interim financial statements relating to March 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2    Distributions to Shareholders
-------------------------------------------
     It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income and at least one distribution of all or substantially all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3    Shares of Beneficial Interest
-------------------------------------------
     The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                         SIX MONTHS ENDED
                                         MARCH 31, 2003    YEAR ENDED
CLASS I                                  (UNAUDITED)       SEPTEMBER 30, 2002(1)
--------------------------------------------------------------------------------
Sales                                       489,478                 2,436,688
Issued to shareholders electing to
 receive payments of distributions in
Fund shares                                   2,727                        --
Redemptions                                (295,709)                 (157,773)
--------------------------------------------------------------------------------
NET INCREASE                                196,496                 2,278,915
--------------------------------------------------------------------------------

                                         SIX MONTHS ENDED
                                         MARCH 31, 2003    YEAR ENDED
    CLASS R                              (UNAUDITED)       SEPTEMBER 30, 2002(1)
--------------------------------------------------------------------------------
Sales                                            --                       101
--------------------------------------------------------------------------------
NET INCREASE                                     --                       101
--------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002 to September 30, 2002.

     On May 1, 2002, the Fund received an in-kind contribution in return for 1,935,364 Class I shares of the Fund.

4    Transactions with Affiliates
-------------------------------------------
     Eaton Vance Management (EVM) serves as administrator of the Fund but receives no compensation. To enhance the net investment income of the Fund, the Administrator was allocated $3,036 of the Fund's operating expenses for the six months ended March 31, 2003. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. For the six months ended March 31, 2003, no significant amounts have been earned. Certain officers and Trustees of the Fund are officers of the above organizations.

5    Distribution and Service Plans
-------------------------------------------
     The Fund has in effect a distribution plan for Class R (Class R Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Class R Plan allows the Fund to pay Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.25% of the Fund's average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. Although there is not the present intention to do so, the Fund could pay distribution fees of up to 0.50% of Class R's average daily net assets annually upon Trustee approval. The Fund paid or accrued $1 for Class R shares to or payable to EVD for the six months ended March 31, 2003, representing 0.25% (annualized) of the average daily net assets for Class R shares.

     The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class R shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the six months ended March 31, 2003 amounted to $1 for Class R shares.

6    Investment Transactions
-------------------------------------------
     Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2003, aggregated $3,959,139 and $2,330,918, respectively.

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 98.6%

SECURITY                                  SHARES     VALUE
---------------------------------------------------------------
Aerospace and Defense -- 2.0%
---------------------------------------------------------------
General Dynamics Corp.                     7,000   $    385,490
---------------------------------------------------------------
                                                   $    385,490
---------------------------------------------------------------
Banks -- 2.6%
---------------------------------------------------------------
Bank of America Corp.                      7,500   $    501,300
---------------------------------------------------------------
                                                   $    501,300
---------------------------------------------------------------
Beverages - Soft Drink -- 2.5%
---------------------------------------------------------------
Coca-Cola Company (The)                   12,100   $    489,808
---------------------------------------------------------------
                                                   $    489,808
---------------------------------------------------------------
Biotechnology -- 1.8%
---------------------------------------------------------------
Amgen, Inc.(1)                             6,000   $    345,300
---------------------------------------------------------------
                                                   $    345,300
---------------------------------------------------------------
Computer Hardware -- 2.8%
---------------------------------------------------------------
Dell Computer Corp.(1)                    20,300   $    554,393
---------------------------------------------------------------
                                                   $    554,393
---------------------------------------------------------------
Computer Storage and Peripheral -- 1.6%
---------------------------------------------------------------
EMC Corp.(1)                              42,400   $    306,552
---------------------------------------------------------------
                                                   $    306,552
---------------------------------------------------------------
Construction - Cement -- 1.1%
---------------------------------------------------------------
Vulcan Materials Co.                       6,900   $    208,587
---------------------------------------------------------------
                                                   $    208,587
---------------------------------------------------------------
Diversified Financial Services -- 5.6%
---------------------------------------------------------------
Fannie Mae                                 3,800   $    248,330
Franklin Resources, Inc.                  15,200        500,232
SEI Investments Co.                       13,400        351,080
---------------------------------------------------------------
                                                   $  1,099,642
---------------------------------------------------------------
Electrical Equipment -- 1.4%
---------------------------------------------------------------
American Power Conversion Corp.(1)        18,800   $    267,712
---------------------------------------------------------------
                                                   $    267,712
---------------------------------------------------------------


SECURITY                                  SHARES   VALUE
---------------------------------------------------------------
Electronic Equipment & Instruments -- 1.5%
---------------------------------------------------------------
Molex Inc.                                14,100   $    302,868
---------------------------------------------------------------
                                                   $    302,868
---------------------------------------------------------------
General Merchandise -- 5.6%
---------------------------------------------------------------
Family Dollar Stores, Inc.                13,100   $    404,528
Target Corp.                              12,400        362,824
Wal-Mart Stores, Inc.                      6,500        338,195
---------------------------------------------------------------
                                                   $  1,105,547
---------------------------------------------------------------
Health and Personal Care -- 1.2%
---------------------------------------------------------------
Estee Lauder Companies, Inc. (The)         8,000   $    242,880
---------------------------------------------------------------
                                                   $    242,880
---------------------------------------------------------------
Health Care - Drugs Major -- 11.9%
---------------------------------------------------------------
Johnson & Johnson Co.                      7,000   $    405,090
Lilly (Eli) & Co.                          7,000        400,050
Merck & Co., Inc.                         10,000        547,800
Pfizer, Inc.                              19,950        621,642
Schering-Plough Corp.                     20,000        356,600
---------------------------------------------------------------
                                                   $  2,331,182
---------------------------------------------------------------
Health Care - Equipment -- 4.0%
---------------------------------------------------------------
DENTSPLY International, Inc.               7,300   $    253,967
Medtronic, Inc.                           11,600        523,392
---------------------------------------------------------------
                                                   $    777,359
---------------------------------------------------------------
Health Care - Facility -- 1.6%
---------------------------------------------------------------
Health Management Associates, Inc.,
Class A                                   16,500   $    313,500
---------------------------------------------------------------
                                                   $    313,500
---------------------------------------------------------------
Health Care - Managed Care -- 1.8%
---------------------------------------------------------------
WellPoint Health Networks, Inc.(1)         4,500   $    345,375
---------------------------------------------------------------
                                                   $    345,375
---------------------------------------------------------------
Household Products -- 2.1%
---------------------------------------------------------------
Colgate-Palmolive Co.                      7,400   $    402,856
---------------------------------------------------------------
                                                   $    402,856
---------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D


SECURITY                                  SHARES   VALUE
---------------------------------------------------------------
Industrial Conglomerates -- 3.2%
---------------------------------------------------------------
General Electric Co.                      25,000   $    637,500
---------------------------------------------------------------
                                                   $    637,500
---------------------------------------------------------------
Industrial Gases -- 1.0%
---------------------------------------------------------------
Praxair, Inc.                              3,500   $    197,225
---------------------------------------------------------------
                                                   $    197,225
---------------------------------------------------------------
Insurance - Life and Health -- 2.3%
---------------------------------------------------------------
Aflac Corp.                               14,000   $    448,701
---------------------------------------------------------------
                                                   $    448,701
---------------------------------------------------------------
Insurance - Multiline -- 3.9%
---------------------------------------------------------------
American International Group, Inc.         9,250   $    457,412
Hartford Financial Services Group, Inc.    8,600        303,494
---------------------------------------------------------------
                                                   $    760,906
---------------------------------------------------------------
IT Consulting and Services -- 1.6%
---------------------------------------------------------------
Fiserv, Inc.(1)                           10,000   $    314,800
---------------------------------------------------------------
                                                   $    314,800
---------------------------------------------------------------
Machinery - Industrial -- 1.7%
---------------------------------------------------------------
Dover Corp.                               14,100   $    341,502
---------------------------------------------------------------
                                                   $    341,502
---------------------------------------------------------------
Metals - Industrial -- 1.5%
---------------------------------------------------------------
Nucor Corp.                                7,500   $    286,275
---------------------------------------------------------------
                                                   $    286,275
---------------------------------------------------------------
Networking Equipment -- 2.8%
---------------------------------------------------------------
Cisco Systems, Inc.(1)                    41,600   $    539,968
---------------------------------------------------------------
                                                   $    539,968
---------------------------------------------------------------
Oil and Gas - Exploration and Production -- 2.4%
---------------------------------------------------------------
EOG Resources, Inc.                       12,000   $    474,720
---------------------------------------------------------------
                                                   $    474,720
---------------------------------------------------------------
Oil and Gas - Integrated -- 2.3%
---------------------------------------------------------------
ConocoPhillips                             4,000   $    214,400


SECURITY                                  SHARES   VALUE
---------------------------------------------------------------

Oil and Gas - Integrated (continued)
---------------------------------------------------------------
Exxon Mobil Corp.                          6,800        237,660
---------------------------------------------------------------
                                                   $    452,060
---------------------------------------------------------------
Publishing -- 1.8%
---------------------------------------------------------------
Tribune Co.                                7,900   $    355,579
---------------------------------------------------------------
                                                   $    355,579
---------------------------------------------------------------
Restaurants -- 1.7%
---------------------------------------------------------------
Brinker International, Inc.(1)            11,000   $    335,500
---------------------------------------------------------------
                                                   $    335,500
---------------------------------------------------------------
Retail - Food and Drug -- 1.2%
---------------------------------------------------------------
Walgreen Co.                               8,000   $    235,840
---------------------------------------------------------------
                                                   $    235,840
---------------------------------------------------------------
Retail - Home Improvement -- 2.0%
---------------------------------------------------------------
Home Depot, Inc. (The)                    16,500   $    401,940
---------------------------------------------------------------
                                                   $    401,940
---------------------------------------------------------------
Retail - Specialty and Apparel -- 1.2%
---------------------------------------------------------------
Bed Bath and Beyond, Inc.(1)               7,000   $    241,780
---------------------------------------------------------------
                                                   $    241,780
---------------------------------------------------------------
Semiconductors -- 7.4%
---------------------------------------------------------------
Intel Corp.                               32,500   $    529,100
Linear Technology Corp.                   17,900        552,573
QLogic Corp.(1)                           10,000        371,400
---------------------------------------------------------------
                                                   $  1,453,073
---------------------------------------------------------------
Services - Data Processing -- 0.9%
---------------------------------------------------------------
Concord EFS, Inc.(1)                      18,100   $    170,140
---------------------------------------------------------------
                                                   $    170,140
---------------------------------------------------------------
Systems Software -- 5.4%
---------------------------------------------------------------
Adobe Systems, Inc.                       13,200   $    406,956
Microsoft Corp.                           27,000        653,670
---------------------------------------------------------------
                                                   $  1,060,626
---------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D


SECURITY                                  SHARES   VALUE
---------------------------------------------------------------
Telephone -- 3.2%
---------------------------------------------------------------
SBC Communications, Inc.                  16,000   $    320,960
Verizon Communications, Inc.               8,500        300,475
---------------------------------------------------------------
                                                   $    621,435
---------------------------------------------------------------
Total Common Stocks
   (identified cost $20,201,618)                   $ 19,309,921
---------------------------------------------------------------
Total Investments -- 98.6%
   (identified cost $20,201,618)                   $ 19,309,921
---------------------------------------------------------------
Other Assets, Less Liabilities -- 1.4%             $    274,441
---------------------------------------------------------------
Net Assets -- 100.0%                               $ 19,584,362
---------------------------------------------------------------

(1)  Non-income producing security.

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES


AS OF MARCH 31, 2003

Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $20,201,618)         $19,309,921
Cash                                          204,277
Receivable for investments sold                62,298
Interest and dividends receivable              22,280
Prepaid expenses                                   33
-----------------------------------------------------
TOTAL ASSETS                              $19,598,809
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Accrued expenses                          $    14,447
-----------------------------------------------------
TOTAL LIABILITIES                         $    14,447
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $19,584,362
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $20,476,059
Net unrealized depreciation (computed on
   the basis of
   identified cost)                          (891,697)
-----------------------------------------------------
TOTAL                                     $19,584,362
-----------------------------------------------------


STATEMENT OF OPERATIONS


FOR THE SIX MONTHS ENDED
MARCH 31, 2003

Investment Income
-----------------------------------------------------
Dividends                                 $   125,333
Interest                                          927
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   126,260
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    62,217
Trustees' fees and expenses                        93
Custodian fee                                  10,843
Legal and accounting services                   8,695
Miscellaneous                                     138
-----------------------------------------------------
TOTAL EXPENSES                            $    81,986
-----------------------------------------------------
Deduct --
   Preliminary reduction of investment
      adviser fee                         $     9,510
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     9,510
-----------------------------------------------------

NET EXPENSES                              $    72,476
-----------------------------------------------------

NET INVESTMENT INCOME                     $    53,784
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,089,810)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,089,810)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 1,690,131
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 1,690,131
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $   600,321
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   654,105
-----------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS


                                        SIX MONTHS ENDED
INCREASE (DECREASE)                     MARCH 31, 2003     YEAR ENDED
IN NET ASSETS                           (UNAUDITED)        SEPTEMBER 30, 2002(1)
--------------------------------------------------------------------------------
From operations --
 Net investment income                  $         53,784    $            16,480
 Net realized loss                            (1,089,810)            (1,455,506)
 Net change in unrealized appreciation
  (depreciation)                               1,690,131             (2,581,828)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                        $        654,105    $        (4,020,854)
--------------------------------------------------------------------------------
Capital transactions --
 Contributions                          $      5,023,851    $        22,385,941
 Withdrawals                                  (3,250,679)            (1,308,012)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
 TRANSACTIONS                           $      1,773,172    $        21,077,929
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS              $      2,427,277    $        17,057,075
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                  $     17,157,085    $           100,010
--------------------------------------------------------------------------------
AT END OF PERIOD                        $     19,584,362    $        17,157,085
--------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED
                                   MARCH 31, 2003      YEAR ENDED SEPTEMBER 30,
                                     (UNAUDITED)              2002(1)
--------------------------------------------------------------------------------
Ratios/Supplemental Data+
--------------------------------------------------------------------------------
Ratios (As a percentage of average
 daily net assets):
   Net expenses                        0.76%(2)              0.92%(2)
   Net investment income               0.56%(2)              0.20%(2)
Portfolio Turnover                       15%                   11%
--------------------------------------------------------------------------------
TOTAL RETURN                           4.71%               (25.97)%
--------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
 (000'S OMITTED)                    $19,584               $17,157
--------------------------------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average
 daily net assets):
   Expenses                            0.86%(2)              0.98%(2)
   Net investment income               0.46%(2)              0.14%(2)
--------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002 to September 30, 2002.
(2)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1    Significant Accounting Policies
-------------------------------------------
     Large-Cap   Growth  Portfolio  (the  Portfolio)  is  registered  under  the
     Investment  Company Act of 1940,  as amended,  as a  diversified,  open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified portfolio of equity securities of companies having market capitalizations that rank in the top 1,000 U.S. companies (large company stocks), emphasizing quality growth companies with a demonstrated record of consistent earnings growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2003, the Eaton Vance Large-Cap Growth Fund and the Atlanta Capital Large-Cap Growth Fund held 1.8% and 97.8% interests in the Portfolio, respectively. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

E Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Interim Financial Statements -- The interim financial statements relating to March 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2    Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
     The  investment  adviser fee is earned by Boston  Management  and  Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.650% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended March 31, 2003, the advisory fee amounted to $62,217. In order to enhance the net investment income of the Portfolio, BMR made a reduction of the investment adviser fee of $9,510. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management LLC (Atlanta Capital), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.400% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3    Investment Transactions
--------------------------------
     Purchases and sales of investments, other than short-term obligations, aggregated $4,656,336 and $2,869,064 respectively, for the six months ended March 31, 2003.

4    Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
--------------------------------------------------------------------------
     The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $20,201,618
    -----------------------------------------------------
    Gross unrealized appreciation             $ 2,216,755
    Gross unrealized depreciation              (3,108,452)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (891,697)
    -----------------------------------------------------

5    Line of Credit
-------------------------------------------
     The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2003.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

INVESTMENT MANAGEMENT

ATLANTA CAPITAL LARGE-CAP GROWTH FUND

OFFICERS

Thomas E. Faust Jr.
President

Gregory L. Coleman
Vice President

James A. Womack
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

TRUSTEES

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

James B. Hawkes
Chairman, President and Chief Executive
Officer of Eaton Vance Corp.
and officer and/or director of its subsidiaries

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

LARGE-CAP GROWTH PORTFOLIO

OFFICERS

James B. Hawkes
President and Trustee

Daniel W. Boone, III
Vice President

Thomas E. Faust Jr.
Vice President

William R. Hackney, III
Vice President

Paul J. Marshall
Vice President

Marilyn Robinson Irvin
Vice President

Kristin S. Anagnost
Treasurer

Alan R. Dynner
Secretary

TRUSTEES

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Banking
Emeritus, Harvard University Graduate
School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF LARGE-CAP GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

SUB-ADVISER OF LARGE-CAP GROWTH PORTFOLIO
ATLANTA CAPITAL MANAGEMENT LLC
1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

ADMINISTRATOR OF ATLANTA CAPITAL LARGE-CAP GROWTH FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


ATLANTA CAPITAL LARGE-CAP GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

--------------------------------------------------------------------------------
       THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS
         WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING
           ITS SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS
                   CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
--------------------------------------------------------------------------------
1451-5/03                                                                ALCGSRC

[ATLANTA CAPITAL LOGO]

[GRAPHIC OF PEN/CALCULATOR]

ANNUAL REPORT SEPTEMBER 30, 2002

ATLANTA CAPITAL SMALL-CAP FUND

[GRAPHIC OF NYSE FLAG]

[GRAPHIC OF FLOOR STOCK EXCHANGE]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]
Thomas E. Faust Jr.
President

We are pleased to welcome shareholders to the first annual report of Atlanta Capital Small-Cap Fund.

In the period from inception on April 30, 2002, to September 30, 2002, the Fund's Class I shares had a return of -22.90%. That return was the result of a decrease in net asset value per share (NAV) from $10.00 on April 30, 2002 to $7.71 on September 30, 2002.(1) The Fund's Class R shares had a return of -23.00% for the same period, the result of a decrease in net asset value per share (NAV) from $10.00 on April 30, 2002 to $7.70 on September 30, 2002.(1)

For comparison, the Fund's benchmark index, the Russell 2000 Index, posted a return of -28.62% for the period from April 30, 2002, to September 30, 2002.(2)

AN UNCERTAIN ECONOMIC RECOVERY MIXED WITH POOR STOCK MARKET PERFORMANCE...

A multitude of factors contributed to the dismal performance of the U.S. equity markets so far in 2002, including geopolitical uncertainties, negative investor sentiment, and fears of a double-dip recession. The third quarter of 2002 marked the worst quarterly broad market decline, as measured by the S&P 500 Index, since the fourth quarter of 1987.(2) Every major domestic benchmark experienced negative returns, with none of the S&P 500 sectors or industry groups registering gains during this period. Volatility and the pace of sector rotation remained at high levels. A subtle change in leadership to growth and large-cap stocks emerged, although small-cap stocks outperformed mid- and large-cap stocks in September 2002.

IN UNPREDICTABLE MARKETS, A DIVERSIFIED PORTFOLIO IS MORE IMPORTANT THAN EVER...

The recent high level of volatility in equity markets underscores the importance of diversifying across asset classes and, within equities, among investment styles and market capitalizations. We believe that a diversified investment philosophy can help manage risk, and that exposure to small-cap stocks is an important part of a broadly diversified investment portfolio. Finally, we believe that the volatility expected in the markets in the near term should help create conditions in which we can leverage our rigorous fundamental research to identify investments that we believe will serve investors well over the longer term.

Eaton Vance acquired a majority interest in Atlanta Capital Management Company, L.L.C., in September 2001. The firm, as sub-adviser, brings a wealth of expertise to the day-to-day management of the Fund. In the pages that follow, Paul J. Marshall, William R. Hackney, and Charles B. Reed, members of the Atlanta Capital Management investment team, review the Fund's performance and share their insights into the outlook for small-capitalization stocks.

                                           Sincerely,


                                           /s/ Thomas E. Faust Jr.
                                           -----------------------
                                           Thomas E. Faust Jr.
                                           President
                                           November 1, 2002

FUND INFORMATION
AS OF SEPTEMBER 30, 2002


PERFORMANCE(1)                                    CLASS I       CLASS R
--------------------------------------------------------------------------------
CUMULATIVE TOTAL RETURNS (AT NET ASSET VALUE)
--------------------------------------------------------------------------------
Life of Fund+                                     -22.90%       -23.00%

+    Inception Dates - Class I: 4/30/02; Class R: 4/30/02


TEN LARGEST HOLDINGS(3)
----------------------------------------------
Financial Federal Corp.                   3.0%
Universal Health Services, Inc., Class B  2.7
ALLETE, Inc.                              2.7
Landauer, Inc.                            2.6
ICU Medical, Inc.                         2.6
Aaron Rents, Inc.                         2.4
Florida Rock Industries, Inc.             2.4
National Instruments Corp.                2.4
Affiliated Managers Group, Inc.           2.4
Seacost Banking Corp. of Florida          2.3

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2)  It is not possible to invest directly in an Index.

(3) Ten largest holdings accounted for 25.5% of the Portfolio's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

MANAGEMENT DISCUSSION

AN INTERVIEW WITH ATLANTA CAPITAL MANAGEMENT'S PAUL J. MARSHALL, VICE PRESIDENT AND DIRECTOR OF RESEARCH; WILLIAM R. HACKNEY, III, MANAGING PARTNER; AND CHARLES
B. REED, VICE PRESIDENT, WHO COMPRISE THE INVESTMENT TEAM MANAGING SMALL-CAP PORTFOLIO

[PHOTO OF PAUL J. MARSHALL, WILLIAM R. HACKNEY, III, AND CHARLES B. REED] Paul J. Marshall
William R. Hackney, III
Charles B. Reed

Q: HOW WOULD YOU SUMMARIZE THE FUND'S PERFORMANCE FOR THE PERIOD ENDED SEPTEMBER 30, 2002?

A: MR. REED: Small capitalization stocks, like stocks in most equity market segments, posted sharp declines during the past six months. For the three months ending September 30th, there was literally no place to hide in the stock market: all economic sectors of the market posted losses and the popular market indexes, such as the Dow Jones Industrial Average and the Nasdaq Composite, hit multi-year lows.* Tension over the possibility of a war with Iraq and the continuing news about corporate scandals made investors quite nervous.

     Despite all the bad headlines, the Portfolio performed well relative to its benchmark, the Russell 2000 Index, which had a return of -28.62% for the period from April 30, 2002, to September 30, 2002.* We believe that our philosophy of investing in a broadly diversified list of quality small companies helped insulate the Portfolio from the worst of the decline.

Q: WOULD YOU EXPAND MORE ON THE TYPES OF STOCKS THAT ARE INCLUDED IN THE PORTFOLIO?

A: MR. MARSHALL: The Portfolio invests in companies that have a market capitalization within the range of companies comprising the Russell 2000 Index,* one of the most widely recognized small capitalization stock indexes. In selecting stocks, we emphasize common stocks of quality small companies that are considered to trade at attractive valuations relative to the company's earnings or cash flow per share. We analyze a company's financial statements and use "financial quality ratings" provided by nationally recognized rating services to assess a company's quality. We seek stocks of companies that we believe are capable of sustaining consistent earnings growth while maintaining a strong financial condition. We employ rigorous fundamental analysis of a company's financial trends, products, and services, as well as other factors, including a company's competitive advantage or catalysts for growth, in considering stocks for the Portfolio.

Q: WHAT FACTORS CONTRIBUTED TO THE FUND'S FAVORABLE PERFORMANCE RELATIVE TO ITS BENCHMARK, THE RUSSELL 2000 INDEX?*

A: MR. HACKNEY: We try to add value through stock selection, not sector weighting, so stock selection will always be a key determinant of the Fund's performance relative to the benchmark. The Portfolio is generally sector neutral to the Russell 2000 Index; that is to say, its investments in a particular economic sector are roughly equivalent to that sector's weight in the benchmark, within two or three percentage points. However, our goals are to be broadly diversified across the economy and to focus on stock selection, not overweighting or underweighting economic sectors relative to the Index.

*    It is not possible to invest directly in an Index.

FIVE LARGEST INDUSTRY POSITIONS+
BY TOTAL NET ASSETS

[CHART]


Banks                                 8.9%
Applications Software                 7.9%
Electronic Equipment & Instruments    4.9%
Insurance - Property & Casualty       4.3%
Health Care - Supplies                3.7%

+    Industry positions subject to change due to active management.

In recent months, the best performing stocks held by the Portfolio have been found within the consumer, health care, and financial services sectors. This included stocks like Cox Radio, an owner-operator of radio stations; Church & Dwight of Arm & Hammer baking soda fame; ICU Medical, a maker of disposable medial connection systems for intravenous therapy, and Texas Regional Bancshares.

It should come as no surprise that many of the Portfolio's technology holdings declined sharply in price over the past few months. We were active in the technology sector recently - in some cases, taking advantage of the extreme price volatility to add to positions and, in other cases, eliminating positions entirely. For example, in the three months ended September 30, we used price weakness to add to positions in National Instruments and Manhattan Associates. In each case, we believe these companies have attractive long-term growth prospects. On the other hand, we eliminated three tech holdings from the Portfolio during the same period: CTS Corporation, Dupont Photomasks, and Helix Technology.

Q:   SMALL-CAPITALIZATION   STOCKS   HAVE   GENERALLY   PERFORMED   WELL  VERSUS
     LARGE-CAPITALIZATION STOCKS OVER THE PAST TWO AND ONE-HALF YEARS. DO YOU SEE THIS CONTINUING?

A: MR. REED: Since the spring of 2000, the Russell 2000 Index has performed very well relative to large capitalization stocks, as measured by the S&P 500 Index or the Dow Jones Industrial Average.* We believe that there are still many attractive investment opportunities in the small-cap market, but we doubt the performance gap between large- and small-cap stocks will be as wide in the future as it was in recent years. On September 30th, the stocks in the Portfolio were priced at an average of 17.2 times our estimate of 2002 earnings per share and at an average of 9.9 times our estimate of cash flow. These valuation measures, in our opinion, are very attractive, given the current low levels of interest rates and inflation and the prospects for an economic recovery.

     We believe that a small-cap allocation is one of the basic building blocks of a well-balanced, long-term portfolio. Generally speaking, because their growth possibilities are by definition greater than those of larger companies, small companies have the potential to produce higher returns. Of course, stocks of small companies tend to be more volatile, but small companies are often more flexible than more established companies and can implement change more quickly, adapting to new economic conditions. Furthermore, small company growth opportunities are often greatest during the early stages of an economic rebound.

Q:   WHAT ARE SOME OF THE RECENT ADDITIONS TO THE PORTFOLIO?

A:   MR.  MARSHALL:  In the financial  services  sector,  two stocks were added:
     Arthur J. Gallagher, an insurance brokerage firm that stands to benefit from rising property/casualty insurance premiums, and City National Bank Group, which is located in Beverly Hills, California, and is the largest independent bank in the state. In the health care sector, we added Diagnostic Products, which makes machines and kits for diagnostic testing, and Young Innovations, a leading dental supply manufacturer. The fifth stock we added was Polaris Industries, which manufactures snowmobiles, all-terrain vehicles, personal watercraft, and motorcycles. We believe that each of these companies has a solid balance sheet, a strong competitive position in its respective industry and, perhaps most important, growing earnings. We used the sharp market sell-off in July-September to establish positions in these five companies.

*    It is not possible to invest directly in an Index.

Q:   WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND THE MARKETS IN THE MONTHS AHEAD?

A: MR. HACKNEY: We believe that the economy is not as weak as the news headlines suggest. In the first half of 2002, real Gross Domestic Product
     (GDP) grew about 2.5% and we forecast somewhat stronger growth for the balance of the year and for 2003. Capital spending is sluggish, but consumer spending continues to expand, thanks to growth in real disposable income and an upturn in employment. The recent wave of mortgage refinancing suggests to us that the Christmas selling season may be much better than many analysts predict. The bottom line on the economy is that, since hitting lows in December of last year, it has embarked on a recovery that has been mild, but it's been a recovery nonetheless.

     As for the stock market, the past 12 months have been very unusual. The stock market historically has bottomed and then rebounded three to six months before the economy does. That didn't happen this time. We think a stronger stock market is long overdue. Interest rates are relatively low. The economy is in a recovery mode. Federal Reserve policy is accommodative. Stock prices have declined sharply over the last 30 months. And the recent volatility in stock prices suggests to us that many investors, both individual and institutional, have "thrown in the towel" on equities. These are the typical ingredients of a major low point in stock prices. So we are optimistic about the market and the economy.

Q:   DO YOU  ANTICIPATE  ANY  SIGNIFICANT  CHANGES  IN THE  WAY YOU  INVEST  THE
     PORTFOLIO?

A: MR. HACKNEY: We are long-term investors, not short-term traders, so we generally don't make significant portfolio changes in reaction to near-term volatility in the economy or the stock market. However, we do take advantage of extreme price volatility to add to, or to trim back, positions in various stocks. We believe our current investment strategy and stock selection process will produce competitive results over the long-term.

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

PERFORMANCE

[CHART]

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
       ATLANTA CAPITAL SMALL-CAP FUND CLASS I VS. THE RUSSELL 2000 INDEX*
                       APRIL 30, 2002 - SEPTEMBER 30, 2002

             ATLANTA CAPITAL     FUND                    RUSSELL
                SMALL-CAP     VALUE WITH                  2000
  DATE       FUND - CLASS I  SALES CHARGE                 INDEX
-------------------------------------------------------------------------
4/30/2002       $10,000          N/A                     $10,000
5/31/2002        $9,810                                   $9,556
6/30/2002        $9,280                                   $9,082
7/31/2002        $8,250                                   $7,710
8/31/2002        $8,380                                   $7,691
9/30/2002        $7,710                                   $7,138

[CHART]

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
       ATLANTA CAPITAL SMALL-CAP FUND CLASS R VS. THE RUSSELL 2000 INDEX*
                       APRIL 30, 2002 - SEPTEMBER 30, 2002


             ATLANTA CAPITAL     FUND                    RUSSELL
                SMALL-CAP     VALUE WITH                  2000
  DATE       FUND - CLASS I  SALES CHARGE                 INDEX
-------------------------------------------------------------------------
4/30/2002       $10,000          N/A                     $10,000
5/31/2002        $9,800                                   $9,556
6/30/2002        $9,270                                   $9,082
7/31/2002        $8,240                                   $7,710
8/31/2002        $8,370                                   $7,691
9/30/2002        $7,700                                   $7,138


PERFORMANCE**                                         CLASS I        CLASS R
------------------------------------------------------------------------------
CUMULATIVE TOTAL RETURNS (AT NET ASSET VALUE)
------------------------------------------------------------------------------
Life of Fund+                                         -22.90%        -23.00%

+    Inception Dates - Class I: 4/30/02; Class R: 4/30/02

*    Source: TowersData, Bethesda, MD. Investment operations commenced 4/30/02.

     The chart compares the Fund's total return with that of the Russell 2000, a market capitalization weighted index of 2,000 small company stocks. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund's Class I and Class R shares and in the Russell 2000 Index. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES


AS OF SEPTEMBER 30, 2002

Assets
----------------------------------------------------
Investment in Small-Cap Portfolio, at
   value
   (identified cost, $7,614,989)          $6,960,264
Receivable for Fund shares sold                9,112
Receivable from the Administrator             17,437
Prepaid expenses                               3,517
----------------------------------------------------
TOTAL ASSETS                              $6,990,330
----------------------------------------------------

Liabilities
----------------------------------------------------
Payable for Fund shares redeemed          $      492
Accrued expenses                              13,200
----------------------------------------------------
TOTAL LIABILITIES                         $   13,692
----------------------------------------------------
NET ASSETS                                $6,976,638
----------------------------------------------------

Sources of Net Assets
----------------------------------------------------
Paid-in capital                           $7,748,276
Accumulated net realized loss from
   Portfolio
   (computed on the basis of
   identified cost)                         (116,913)
Net unrealized depreciation from
   Portfolio
   (computed on the basis of
   identified cost)                         (654,725)
----------------------------------------------------
TOTAL                                     $6,976,638
----------------------------------------------------

Class I Shares
----------------------------------------------------
NET ASSETS                                $6,975,860
SHARES OUTSTANDING                           904,388
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     7.71
----------------------------------------------------
Class R Shares
----------------------------------------------------
NET ASSETS                                $      778
SHARES OUTSTANDING                               101
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     7.70
----------------------------------------------------


STATEMENT OF OPERATIONS


FOR THE PERIOD ENDED
SEPTEMBER 30, 2002(1)

Investment Income
---------------------------------------------------
Dividends allocated from Portfolio        $  32,798
Interest allocated from Portfolio             1,230
Expenses allocated from Portfolio           (30,434)
---------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $   3,594
---------------------------------------------------

Expenses
---------------------------------------------------
Distribution and service fees
   Class R                                $       2
Legal and accounting services                13,993
Registration fees                             5,642
Custodian fee                                 2,635
Printing and postage                          2,277
Transfer and dividend disbursing agent
   fees                                         826
Miscellaneous                                 1,650
---------------------------------------------------
TOTAL EXPENSES                            $  27,025
---------------------------------------------------
Deduct --
   Allocation of expenses to the
      Administrator                       $  17,437
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  17,437
---------------------------------------------------

NET EXPENSES                              $   9,588
---------------------------------------------------

NET INVESTMENT LOSS                       $  (5,994)
---------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
---------------------------------------------------
Net realized loss --
   Investment transactions (identified
      cost basis)                         $(117,060)
---------------------------------------------------
NET REALIZED LOSS                         $(117,060)
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(654,725)
---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(654,725)
---------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(771,785)
---------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(777,779)
---------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

                                          PERIOD ENDED
INCREASE (DECREASE) IN NET ASSETS         SEPTEMBER 30, 2002(1)
-------------------------------------------------------------------
From operations --
   Net investment loss                    $       (5,994)
   Net realized loss                            (117,060)
   Net change in unrealized appreciation
      (depreciation) (654,725)
-------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $     (777,779)
-------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class I                             $    8,235,922
      Class R                                      1,010
   Cost of shares redeemed
      Class I                                   (482,515)
-------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $    7,754,417
-------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $    6,976,638
-------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------
At beginning of period                    $           --
-------------------------------------------------------------------
AT END OF PERIOD                          $    6,976,638
-------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS


                                              CLASS I
                                  --------------------------------
                                          PERIOD ENDED
                                      SEPTEMBER 30, 2002(1)(2)
------------------------------------------------------------------
Net asset value -- Beginning
   of period                                  $10.000
------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------
Net investment loss                           $(0.007)
Net realized and unrealized
   loss                                        (2.283)
------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                    $(2.290)
------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                     $ 7.710
------------------------------------------------------------------

TOTAL RETURN(3)                                (22.90)%
------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                            $ 6,976
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                               1.37%(5)
   Net expenses after
      custodian fee reduction(4)                 1.35%(5)
   Net investment loss                          (0.20)%(5)
Portfolio Turnover of the
   Portfolio                                       17%
------------------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                   2.69%(5)
   Expenses after custodian fee reduction(4)     2.67%(5)
   Net investment loss                          (1.52)%(5)
Net investment loss per share                 $(0.053)
------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.
(2)  Net   investment   loss  per  share  was  computed   using  average  shares
     outstanding.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of the Portfolio's allocated expenses. (5) Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                              CLASS R
                                  --------------------------------
                                            PERIOD ENDED
                                       SEPTEMBER 30, 2002(1)(2)
------------------------------------------------------------------
Net asset value -- Beginning
   of period                                  $10.000
------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------
Net investment loss                           $(0.026)
Net realized and unrealized
   loss                                        (2.274)
------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                    $(2.300)
------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                     $ 7.700
------------------------------------------------------------------

TOTAL RETURN(3)                                (23.00)%
------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                            $     1
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                               1.87%(5)
   Net expenses after custodian
    fee reduction(4)                             1.85%(5)
    Net investment loss                         (0.71)%(5)
Portfolio Turnover of the
   Portfolio                                       17%
------------------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(4) 3.19%(5) Expenses after custodian
      fee reduction(4)                           3.17%(5)
   Net investment loss                          (2.03)%(5)
Net investment loss per share                 $(0.074)
------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.
(2)  Net   investment   loss  per  share  was  computed   using  average  shares
     outstanding.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of the Portfolio's allocated expenses. (5) Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS

1    Significant Accounting Policies
-------------------------------------------
     Atlanta Capital Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class I shares and Class R shares are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of the Small-Cap Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (50.6% at September 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2002 the Fund, for federal income tax purposes, had a capital loss carryover of $100,355 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2010.

D Other -- Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2    Distributions to Shareholders

-------------------------------------------

     It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income and at least one distribution of all or substantially all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3    Shares of Beneficial Interest
-------------------------------------------
     The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

     beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:


                                                    PERIOD ENDED
    CLASS I                                    SEPTEMBER 30, 2002(1)
    ------------------------------------------------------------------
    Sales                                             963,204
    Redemptions                                       (58,816)
    ------------------------------------------------------------------
    NET INCREASE                                      904,388
    ------------------------------------------------------------------

                                                    PERIOD ENDED
    CLASS R                                    SEPTEMBER 30, 2002(1)
    ------------------------------------------------------------------
    Sales                                                101
    ------------------------------------------------------------------
    NET INCREASE                                         101
    ------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002 to September 30, 2002.

     On May 1, 2002, the Fund received an in-kind contribution in return for 591,534 Class I shares of the Fund.

4    Transactions with Affiliates
-------------------------------------------
     Eaton Vance Management (EVM) serves as administrator of the Fund but receives no compensation. To reduce the net investment loss of the Fund, the Administrator was allocated $17,437 of the Fund's operating expenses for the period from the start of business, April 30, 2002 to September 30, 2002. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5    Distribution Plan
-------------------------------------------
     The Fund has in effect a distribution plan for Class R (Class R Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Class R Plan allows the Fund to pay Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.25% of the Fund's average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. Although there is not the present intention to do so, the Fund could pay distribution fees of up to 0.50% of Class R's average daily net assets annually upon Trustee approval. The Fund paid or accrued $1 for Class R shares to or payable to EVD for the period from the start of business, April 30, 2002 to September 30, 2002, representing 0.25% (annualized) of the average daily net assets for Class R shares.

     The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class R shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the period from the start of business, April 30, 2002 to September 30, 2002 amounted to $1 for Class R shares.

6    Investment Transactions
-------------------------------------------
     Increases and decreases in the Fund's investment in the Portfolio for the period from the start of business, April 30, 2002 to September 30, 2002, aggregated $8,227,820 and $499,365, respectively.

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF ATLANTA CAPITAL SMALL-CAP FUND:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, of Atlanta Capital Small-Cap Growth Fund (the Fund) (one of the series of Eaton Vance Growth Trust) as of September 30, 2002, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from the start of business, April 30, 2002 to September 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Atlanta Capital Small-Cap Fund at September 30, 2002, and the results of its operations, the changes in its net assets and its financial highlights for the period from the start of business, April 30, 2002, to September 30, 2002 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 8, 2002

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 95.9%


SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Advertising -- 2.2%
--------------------------------------------------------------
Grey Global Group, Inc.                       510  $   300,900
--------------------------------------------------------------
                                                   $   300,900
--------------------------------------------------------------
Air Freight -- 2.0%
--------------------------------------------------------------
Forward Air Corp.(1)                       14,850  $   268,785
--------------------------------------------------------------
                                                   $   268,785
--------------------------------------------------------------
Airlines -- 1.4%
--------------------------------------------------------------
SkyWest, Inc.                              15,100  $   197,810
--------------------------------------------------------------
                                                   $   197,810
--------------------------------------------------------------
Applications Software -- 7.9%
--------------------------------------------------------------
Fair, Isaac and Co., Inc.                   8,875  $   290,213
Jack Henry & Associates, Inc.              16,900      210,067
Kronos, Inc.(1)                             5,100      125,613
National Instruments Corp.(1)              15,100      330,539
The Reynolds and Reynolds Co., Class A      5,900      132,396
--------------------------------------------------------------
                                                   $ 1,088,828
--------------------------------------------------------------
Auto and Parts -- 1.0%
--------------------------------------------------------------
Gentex Corp.(1)                             5,100  $   138,669
--------------------------------------------------------------
                                                   $   138,669
--------------------------------------------------------------
Banks -- 8.9%
--------------------------------------------------------------
Capital City Bank Group, Inc.               9,000  $   297,540
City National Corp.                         3,400      159,018
Provident Bankshares Corp.                  7,729      166,792
Seacoast Banking Corp. of Florida          16,400      314,552
Texas Regional Bancshares, Class A          8,700      291,363
--------------------------------------------------------------
                                                   $ 1,229,265
--------------------------------------------------------------
Broadcast Media -- 0.9%
--------------------------------------------------------------
Cox Radio, Inc.(1)                          4,600  $   120,336
--------------------------------------------------------------
                                                   $   120,336
--------------------------------------------------------------

SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Chemicals - Specialty -- 1.1%
--------------------------------------------------------------
Cambrex Corp.                               4,000  $   147,200
--------------------------------------------------------------
                                                   $   147,200
--------------------------------------------------------------
Construction - Cement -- 2.4%
--------------------------------------------------------------
Florida Rock Industries, Inc.              10,900  $   333,104
--------------------------------------------------------------
                                                   $   333,104
--------------------------------------------------------------
Consumer Finance -- 3.0%
--------------------------------------------------------------
Financial Federal Corp.(1)                 13,000  $   414,050
--------------------------------------------------------------
                                                   $   414,050
--------------------------------------------------------------
Diversified Financial Services -- 3.4%
--------------------------------------------------------------
Affiliated Managers Group, Inc.(1)          7,400  $   330,114
Allied Capital Corp.                        6,400      140,096
--------------------------------------------------------------
                                                   $   470,210
--------------------------------------------------------------
Electric Utilities -- 2.7%
--------------------------------------------------------------
ALLETE, Inc.                               17,000  $   367,200
--------------------------------------------------------------
                                                   $   367,200
--------------------------------------------------------------
Electrical Equipment -- 2.1%
--------------------------------------------------------------
Brady Corp., Class A                        4,600  $   148,120
C & D Technology, Inc.                      9,400      137,804
--------------------------------------------------------------
                                                   $   285,924
--------------------------------------------------------------
Electronic Equipment & Instruments -- 4.9%
--------------------------------------------------------------
Plexus Corp.(1)                            19,700  $   182,225
Roper Industries, Inc.                      5,600      193,200
Technitrol, Inc.                           20,100      300,495
--------------------------------------------------------------
                                                   $   675,920
--------------------------------------------------------------
Engineering & Contruction -- 2.1%
--------------------------------------------------------------
Jacobs Engineering Group, Inc.(1)           9,500  $   293,360
--------------------------------------------------------------
                                                   $   293,360
--------------------------------------------------------------
Food Distributors -- 2.1%
--------------------------------------------------------------
Performance Food Group Co.(1)               8,600  $   292,056
--------------------------------------------------------------
                                                   $   292,056
--------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D


SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Gas Utilities -- 1.1%
--------------------------------------------------------------
Piedmont Natural Gas Co., Inc.              4,100  $   145,427
--------------------------------------------------------------
                                                   $   145,427
--------------------------------------------------------------
Health Care - Equipment -- 2.7%
--------------------------------------------------------------
Diagnostic Products Corp.                   4,000  $   184,000
Young Innovations, Inc.(1)                  6,800      182,376
--------------------------------------------------------------
                                                   $   366,376
--------------------------------------------------------------
Health Care - Facility -- 2.7%
--------------------------------------------------------------
Universal Health Services, Inc., Class
B(1)                                        7,300  $   373,395
--------------------------------------------------------------
                                                   $   373,395
--------------------------------------------------------------
Health Care - Supplies -- 3.7%
--------------------------------------------------------------
Haemonetics Corp.(1)                        6,600  $   156,618
ICU Medical, Inc.(1)                        9,650      352,418
--------------------------------------------------------------
                                                   $   509,036
--------------------------------------------------------------
Home Furnishings -- 1.0%
--------------------------------------------------------------
La-Z-Boy, Inc.                              5,900  $   136,880
--------------------------------------------------------------
                                                   $   136,880
--------------------------------------------------------------
Household Products -- 1.2%
--------------------------------------------------------------
Church & Dwight Co., Inc.                   4,800  $   159,120
--------------------------------------------------------------
                                                   $   159,120
--------------------------------------------------------------
Housewares -- 2.3%
--------------------------------------------------------------
Matthews International Corp.               13,300  $   310,821
--------------------------------------------------------------
                                                   $   310,821
--------------------------------------------------------------
Industrial Conglomerate -- 0.9%
--------------------------------------------------------------
Carlisle Companies, Inc.                    3,200  $   117,376
--------------------------------------------------------------
                                                   $   117,376
--------------------------------------------------------------
Insurance - Property and Casualty -- 4.3%
--------------------------------------------------------------
Midland Co.                                16,000  $   269,280
Triad Guaranty, Inc.(1)                     4,400      153,208
Wesco Financial Corp.                         530      162,975
--------------------------------------------------------------
                                                   $   585,463
--------------------------------------------------------------

SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Insurance Brokers -- 0.7%
--------------------------------------------------------------
Arthur J. Gallagher & Co.                   4,200  $   103,530
--------------------------------------------------------------
                                                   $   103,530
--------------------------------------------------------------
IT Consulting & Services -- 1.6%
--------------------------------------------------------------
Manhattan Associates, Inc.(1)              16,100  $   217,672
--------------------------------------------------------------
                                                   $   217,672
--------------------------------------------------------------
Leisure - Products -- 0.9%
--------------------------------------------------------------
Polaris Industries, Inc.                    2,100  $   130,200
--------------------------------------------------------------
                                                   $   130,200
--------------------------------------------------------------
Lodging and Hotels -- 1.3%
--------------------------------------------------------------
Marcus Corp., (The)                        14,100  $   184,710
--------------------------------------------------------------
                                                   $   184,710
--------------------------------------------------------------
Machinery Industrial -- 1.0%
--------------------------------------------------------------
Graco, Inc.                                 5,550  $   137,640
--------------------------------------------------------------
                                                   $   137,640
--------------------------------------------------------------
Multi-Utilities -- 2.0%
--------------------------------------------------------------
Energen Corp.                               5,500  $   139,205
ONEOK, Inc.                                 7,400      139,860
--------------------------------------------------------------
                                                   $   279,065
--------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.6%
--------------------------------------------------------------
Newfield Exploration Co.(1)                 6,600  $   221,694
--------------------------------------------------------------
                                                   $   221,694
--------------------------------------------------------------
Packaged Foods -- 0.5%
--------------------------------------------------------------
Tootsie Roll Industries, Inc.               2,277  $    67,672
--------------------------------------------------------------
                                                   $    67,672
--------------------------------------------------------------
Paper Products -- 1.0%
--------------------------------------------------------------
Wausau-Mosinee Paper Corp.                 15,100  $   139,071
--------------------------------------------------------------
                                                   $   139,071
--------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D


SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Publishing -- 1.0%
--------------------------------------------------------------
Lee Enterprises, Inc.                       4,400  $   144,584
--------------------------------------------------------------
                                                   $   144,584
--------------------------------------------------------------
Restaurants -- 1.0%
--------------------------------------------------------------
Sonic Corp.(1)                              5,950  $   137,445
--------------------------------------------------------------
                                                   $   137,445
--------------------------------------------------------------
Retail - Apparel -- 1.0%
--------------------------------------------------------------
Chico's FAS, Inc.(1)                        8,700  $   138,591
--------------------------------------------------------------
                                                   $   138,591
--------------------------------------------------------------
Retail - Drug Stores -- 1.0%
--------------------------------------------------------------
Longs Drugstores Corp.                      5,900  $   136,231
--------------------------------------------------------------
                                                   $   136,231
--------------------------------------------------------------
Retail - Food -- 2.0%
--------------------------------------------------------------
Casey's General Stores, Inc.               12,400  $   143,220
Ruddick Corp.                               8,800      133,672
--------------------------------------------------------------
                                                   $   276,892
--------------------------------------------------------------
Semiconductor Equipment -- 0.8%
--------------------------------------------------------------
Cohu, Inc.                                  9,700  $   109,610
--------------------------------------------------------------
                                                   $   109,610
--------------------------------------------------------------
Services - Diversified Commercial -- 3.7%
--------------------------------------------------------------
ABM Industries, Inc.                       21,600  $   304,560
G & K Services, Inc.                        5,900      199,715
--------------------------------------------------------------
                                                   $   504,275
--------------------------------------------------------------
Services - Employment -- 0.9%
--------------------------------------------------------------
On Assignment, Inc.(1)                     15,600  $   129,012
--------------------------------------------------------------
                                                   $   129,012
--------------------------------------------------------------
Specialty Store -- 3.3%
--------------------------------------------------------------
Aaron Rents, Inc.                          14,500  $   333,500
Claire's Stores, Inc.                       5,400      117,720
--------------------------------------------------------------
                                                   $   451,220
--------------------------------------------------------------

SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Waste Management -- 2.6%
--------------------------------------------------------------
Landauer, Inc.                             10,800  $   358,020
--------------------------------------------------------------
                                                   $   358,020
--------------------------------------------------------------
Total Common Stocks
   (identified cost $14,785,319)                   $13,194,645
--------------------------------------------------------------
Total Investments -- 95.9%
   (identified cost $14,785,319)                   $13,194,645
--------------------------------------------------------------
Other Assets, Less Liabilities -- 4.1%             $   570,852
--------------------------------------------------------------
Net Assets -- 100.0%                               $13,765,497
--------------------------------------------------------------

(1)  Non-income producing security.

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES


AS OF SEPTEMBER 30, 2002

Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $14,785,319)         $13,194,645
Cash                                          566,382
Interest and dividends receivable              14,182
-----------------------------------------------------
TOTAL ASSETS                              $13,775,209
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Accrued expenses                          $     9,712
-----------------------------------------------------
TOTAL LIABILITIES                         $     9,712
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $13,765,497
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $15,356,171
Net unrealized depreciation
   (computed on the basis of identified
   cost)                                   (1,590,674)
-----------------------------------------------------
TOTAL                                     $13,765,497
-----------------------------------------------------

STATEMENT OF OPERATIONS


FOR THE PERIOD ENDED
SEPTEMBER 30, 2002(1)

Investment Income
-----------------------------------------------------
Dividends                                 $    49,484
Interest                                        1,893
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $    51,377
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    44,979
Legal and accounting services                  19,026
Custodian fee                                  10,141
Miscellaneous                                   1,049
-----------------------------------------------------
TOTAL EXPENSES                            $    75,195
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $     1,101
   Reduction of investment adviser fee         33,282
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    34,383
-----------------------------------------------------

NET EXPENSES                              $    40,812
-----------------------------------------------------

NET INVESTMENT INCOME                     $    10,565
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized loss --
   Investment transactions (identified
      cost basis)                         $  (219,112)
-----------------------------------------------------
NET REALIZED LOSS                         $  (219,112)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,590,674)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) $(1,590,674)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(1,809,786)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(1,799,221)
-----------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS


                                          PERIOD ENDED
INCREASE (DECREASE) IN NET ASSETS         SEPTEMBER 30, 2002(1)
-------------------------------------------------------------------
From operations --
   Net investment income                  $             10,565
   Net realized loss                                  (219,112)
   Net change in unrealized appreciation
      (depreciation) (1,590,674)
-------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $         (1,799,221)
-------------------------------------------------------------------
Capital transactions --
   Contributions                          $         16,520,145
   Withdrawals                                      (1,055,437)
-------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $         15,464,708
-------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $         13,665,487
-------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------
At beginning of period                    $            100,010
-------------------------------------------------------------------
AT END OF PERIOD                          $         13,765,497
-------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED
                                  SEPTEMBER 30, 2002(1)
-----------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------
Ratios (As a percentage of average daily net assets):
   Net expenses                               0.92%(2)
   Net expenses after
      custodian fee reduction                 0.90%(2)
   Net investment income                      0.23%(2)
Portfolio Turnover                              17%
-----------------------------------------------------------
TOTAL RETURN                                (22.75)%
-----------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                         $13,765
-----------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses                                   1.65%(2)
   Expenses after custodian
      fee reduction                           1.63%(2)
   Net investment loss                       (0.50)%(2)
-----------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.
(2)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS

1    Significant Accounting Policies
-------------------------------------------
     Small-Cap  Portfolio  (the  Portfolio) is registered  under the  Investment
     Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified portfolio of equity securities of companies having market capitalizations within the range of companies comprising the Russell 2000 (small company stocks), emphasizing quality small companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

E Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of securities sold.

F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2    Investment Adviser Fee and Other Transactions with Affiliates
----------------------------------------------------------------------
     The  investment  adviser fee is earned by Boston  Management  and  Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from the start of business, April 30, 2002 to September 30, 2002, the advisory fee amounted to $44,979. In order to enhance the net investment income of the Portfolio, BMR made a reduction of the investment adviser fee of $33,282. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management Company, L.L.C. ("Atlanta Capital"), a

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

     majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.750% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, April 30, 2002 to September 30, 2002, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3    Investment Transactions
-------------------------------------------
     Purchases and sales of investments, other than short-term obligations, aggregated $16,613,201 and $1,608,770, respectively, for the period from the start of business, April 30, 2002 to September 30, 2002.

4    Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------------------------------------
     The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2002, as computed on a federal income tax basis, were as follows:


    AGGREGATE COST                            $14,803,343
    -----------------------------------------------------
    Gross unrealized appreciation             $   502,711
    Gross unrealized depreciation              (2,111,409)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(1,608,698)
    -----------------------------------------------------

5    Line of Credit
-------------------------------------------
     The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period from the start of business, April 30, 2002 to September 30, 2002.

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF SMALL-CAP PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Small-Cap Portfolio (the Portfolio) as of September 30, 2002, and the related statement of operations, the statement of changes in net assets and the supplementary data for the period from the start of business, April 30, 2002 to September 30, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of September 30, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Small-Cap Portfolio at September 30, 2002, the results of its operations, the changes in its net assets and the supplementary data for the period from the start of business, April 30, 2002 to September 30, 2002 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 8, 2002

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Growth Trust (the Trust) and Small-Cap Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

INTERESTED TRUSTEE(S)

                        POSITION(S)      TERM OF                                                  NUMBER OF
         NAME            WITH THE       OFFICE AND                                           PORTFOLIOS IN FUND
       AND DATE         TRUST AND       LENGTH OF              PRINCIPAL OCCUPATION(S)        COMPLEX OVERSEEN          OTHER
       OF BIRTH        THE PORTFOLIO     SERVICE                DURING PAST FIVE YEARS          BY TRUSTEE(1)     DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz  Trustee          Trustee of the    President and Chief Executive            185            None
11/28/59                                Trust since       Officer of National Financial
                                        1998; of the      Partners (financial services
                                        Portfolio since   comany) (since April 1999).
                                        2001              President and Chief Operating
                                                          Officer of John A. Levin & Co.
                                                          (registered investment adviser)
                                                          (July 1997 to April 1999) and a
                                                          Director of Baker, Fentress &
                                                          Company, which owns John A. Levin
                                                          & Co. (July 1997 to April 1999).
                                                          Ms. Bibliowicz is an interested
                                                          person because of her affiliation
                                                          with a brokerage firm.

James B. Hawkes        Trustee of       Trustee of the    Chairman, President and Chief Executive  190            Director of EVC
11/9/41                the Trust;       Trust since       Officer of BMR, EVM and their corporate
                       President and    1989; of the      parent and trustee, Eaton Vance Corp.
                       Trustee of the   Portfolio since   (EVC) and Eaton Vance, Inc. (EV),
                       Portfolio        2001              respectively. Director of EV; Vice
                                                          President and Director of EVD. Trustee
                                                          and/or officer of 190 investment
                                                          companies in the Eaton Vance Fund
                                                          Complex. Mr. Hawkes is an interested
                                                          person because of his positions with
                                                          BMR, EVM and EVC, which are affiliates
                                                          of the Trust and the Portfolio.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)      TERM OF                                                  NUMBER OF
         NAME            WITH THE       OFFICE AND                                           PORTFOLIOS IN FUND
       AND DATE         TRUST AND       LENGTH OF              PRINCIPAL OCCUPATION(S)        COMPLEX OVERSEEN          OTHER
       OF BIRTH        THE PORTFOLIO     SERVICE                DURING PAST FIVE YEARS          BY TRUSTEE(1)     DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
Donald R. Dwight       Trustee          Trustee of the    President of Dwight Partners, Inc.       190            Trustee/Director
3/26/31                                 Trust since       (corporate relations and                                of the Royce Funds
                                        1989; of the      communications company).                                (mutual funds)
                                        Portfolio since                                                           consisting of 17
                                        2001                                                                      portfolios

Samuel L. Hayes, III   Trustee          Trustee of the    Jacob H. Schiff Professor of              190           Director of
2/23/35                                 Trust since       Investment Banking Emeritus, Harvard                    Tiffany & Co.
                                        1989; of the      University Graduate School of                           (specialty
                                        Portfolio since   Business Administration.                                retailer) and
                                        2001                                                                      Director of
                                                                                                                  Telect, Inc.
                                                                                                                  (telecommunication
                                                                                                                  services company)

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

MANAGEMENT AND ORGANIZATION CONT'D

                        POSITION(S)      TERM OF                                                  NUMBER OF
         NAME            WITH THE       OFFICE AND                                           PORTFOLIOS IN FUND
       AND DATE         TRUST AND       LENGTH OF              PRINCIPAL OCCUPATION(S)        COMPLEX OVERSEEN          OTHER
       OF BIRTH        THE PORTFOLIO     SERVICE                DURING PAST FIVE YEARS          BY TRUSTEE(1)     DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
Norton H. Reamer       Trustee          Trustee of the    President, Unicorn Corporation (an       190            None
9/21/35                                 Trust since 1989; investment and financial advisory
                                        of the Portfolio  services company) (since September
                                        since 2001        2000). Chairman, Hellman, Jordan
                                                          Management Co., Inc. (an investment
                                                          management company) (since November
                                                          2000). Advisory Director, Berkshire
                                                          Capital Corporation (investment banking
                                                          firm) (since June 2002). Formerly,
                                                          Chairman of the Board, United Asset
                                                          Management Corporation (a holding
                                                          company owning institutional investment
                                                          management firms) and Chairman,
                                                          President and Director, UAM Funds
                                                          (mutual funds).

Lynn A. Stout          Trustee          Trustee of the    Professor of Law, University of          185            None
9/14/57                                 Trust since 1998; California at Los Angeles School of Law
                                        of the Portfolio  (since July 2001). Formerly, Professor
                                        since 2001        of Law, Georgetown University Law
                                                          Center.

Jack L. Treynor        Trustee          Trustee of the    Investment Adviser and Consultant.       170            None
2/21/30                                 Trust since 1989;
                                        of the Portfolio
                                        since 2001


PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                            POSITION(S)                 TERM OF
     NAME                     WITH THE                 OFFICE AND
   AND DATE                  TRUST AND                 LENGTH OF      PRINCIPAL OCCUPATION(S)
   OF BIRTH                THE PORTFOLIO                SERVICE       DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Gregory L. Coleman       Vice President of the Trust   Since 2001     Partner of Atlanta Capital Management Company, L.L.C. (Atlanta
                                                                      Capital). Officer of 10 investment companies managed by EVM or
                                                                      BMR.

Thomas E. Faust, Jr.     President of the Trust; Vice  President of   Executive Vice President and Chief Investment Officer of EVM
5/31/58                  President of the Portfolio    the Trust      and BMR and President of the Director of EVC. Officer of 50
                                                       since 2002;    investment companies managed by EVM or BMR.
                                                       Vice President
                                                       of the
                                                       Portfolio
                                                       since 2001

William R. Hackney, III  Vice President of the         Since 2001     Managing Partner and member of theExecutive Committee of
4/12/48                  Portfolio                                    Atlanta Capital. Officer of 3 investment companies managed by
                                                                      EVM or BMR.

Paul J. Marshall         Vice President of the         Since 2001     Vice President of Atlanta Capital since 2000. Portfolio
5/2/65                   Portfolio                                    manager for Bank of America Capital Management (1995 to 2000).
                                                                      Officer of 2 investment companies managed by EVM or BMR.

Charles B. Reed          Vice President of the         Since 2001     Vice President of Atlanta Capital since 1998. Portfolio
10/9/65                  Portfolio                                    manager with the Florida State Board of Administration (1995 to 1998). Officer of 2 investment companies managed by EVM or
                                                                      BMR.

James A. Womack          Vice President of the Trust   Since 2001     Vice President of Atlanta Capital. Officer of 10 investment
11/20/68                                                              companies managed by EVM or BMR.

Alan R. Dynner           Secretary                     Secretary of   Vice President, Secretary and Chief Legal Officer of BMR, EVM,
10/10/40                                               the Trust      EVD and EVC. Officer of 190 investment companies managed by
                                                       since 1997;    EVM or BMR.
                                                       of the
                                                       Portfolio
                                                       since 2001

Kristin S. Anagnost      Treasurer of the              Since 2002     Assistant Vice President of EVM and BMR. Officer of 109
6/12/65                  Portfolio                                    investment companies managed by EVM or BMR (since January
                                                                      1998). Formerly, manager at Chase Global Funds Services
                                                                      Company.

James L. O'Connor        Treasurer of the Trust        Since 1989     Vice President of BMR, EVM and EVD. Officer of 112 investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

INVESTMENT ADVISER OF SMALL-CAP PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

SUB-ADVISER OF SMALL-CAP PORTFOLIO
ATLANTA CAPITAL MANAGEMENT COMPANY, L.L.C.
1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

ADMINISTRATOR OF ATLANTA CAPITAL SMALL-CAP FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

ATLANTA CAPITAL SMALL-CAP FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus
                   carefully before you invest or send money.

1452-11/02                                                                ASCSRC

[EATON VANCE LOGO]                                      [ADDING MACHINE PHOTO]


SEMIANNUAL REPORT MARCH 31, 2003

[NYSE FLAG PHOTO]

                                     ATLANTA

                                     CAPITAL

                                    SMALL-CAP

                                      FUND

[FLOOR STOCK EXCHANGE PHOTO]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

ATLANTA CAPITAL SMALL-CAP FUND as of March 31, 2003
INVESTMENT UPDATE

[PHOTO OF PAUL J. MARSHALL  WILLIAM R. HACKNEY, III AND CHARLES B. REED]

The Investment Team
Managing Small-Cap
Portfolio:
Paul J. Marshall
William R. Hackney, III
Charles B. Reed

MANAGEMENT DISCUSSION

- During the past six months, geopolitical and economic uncertainties confronted the market, the most important being the outcome of the war in Iraq and its impact on the economy. Our view is that the war with Iraq is the last major obstacle holding back the equity market and the economy. As the conflict gradually gets resolved, we look for economic growth to reaccelerate, pushing up both earnings and stock prices.

- The previous recession was primarily caused by the collapse of business investment, particularly in technology, telecommunication, and information technology. With the first recession of the new technology age, the economy did not respond in its traditional way. Given the current unusual recovery, we believe that our investment discipline of emphasizing quality small companies should serve us well, as we expect a moderate but steady recovery.

- The Russell 2000 Index posted a total return of 1.39% for the six months ended March 31, 2003.(1) The technology sector was the best performing sector in the Index, gaining over 20% for the period. The other sectors of the Russell 2000 Index that added to performance were energy, producer durables, and utilities. The worst performing sectors were consumer staples and basic materials. The disparate performance of the various sectors suggests that investors are beginning to focus on improving prospects for an economic recovery, following the end of the conflict with Iraq.

- Over the past six months, the Fund's returns were flat to modestly negative. While the Small-Cap Portfolio generally tried to be sector-neutral, relative to the Index, a small underweight in technology and a slight overweight in consumer staples detracted from the Portfolio's overall performance. Despite performance issues overall in the basic materials sector, securities from that sector were the most positive contributors to the Portfolio's performance, due to better stock selection versus the Index.(1)

- Stock selection was a positive contributor to the overall performance of the Portfolio. The Portfolio had strong stock selection in technology-related stocks, with some holdings posting strong gains over the past six months. Positive stock selection occurred within most sectors. All the companies in the Portfolio's basic materials sector had positive returns. The largest negative impact came from health care stocks, as the Portfolio's holdings in hospital and medical device companies performed poorly.

THE FUND

The Past Six Months

- During the six months ended March 31, 2003, the Fund's Class I shares had a total return of 0.00%. This return was the result of a net asset value
     (NAV) of $7.71 on March 31, 2003, unchanged from $7.71 on September 30, 2002.(2) The Fund's Class R shares had a total return of -0.39%, the result of a decrease in NAV to $7.67 from $7.70 during the same period.(2)

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND ATLANTA CAPITAL MANAGEMENT DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

FUND INFORMATION
As of March 31, 2003

PERFORMANCE(2)                                   CLASS I     CLASS R
-----------------------------------------------------------------------
Cumulative Total Returns (at net asset value)

Life of Fund+                                    -22.90%    -23.30%

+    Inception Dates - Class I: 4/30/02; Class R: 4/30/02


TEN LARGEST HOLDINGS(3) By total net assets
---------------------------------------------------------

National Instruments Corp.                          2.9%
Landauer, Inc.                                      2.8
Fair, Isaac and Co., Inc.                           2.8
ALLETE, Inc.                                        2.7
Affiliated Managers Group, Inc.                     2.6
Florida Rock Industries, Inc.                       2.5
ICU Medical, Inc.                                   2.4
Manhattan Associates, Inc.                          2.4
Matthews International Corp.                        2.4
Financial Federal Corp.                             2.3

(1)  It is not possible to invest directly in an Index.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Class I and Class R have no sales charge.

(3) Ten largest holdings accounted for 25.8% of the Portfolio's total net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

ATLANTA CAPITAL SMALL-CAP FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES


AS OF MARCH 31, 2003

Assets
----------------------------------------------------
Investment in Small-Cap Portfolio, at
   value
   (identified cost, $7,732,562)          $7,518,726
Receivable for Fund shares sold                9,225
Receivable from the Administrator                491
----------------------------------------------------
TOTAL ASSETS                              $7,528,442
----------------------------------------------------

Liabilities
----------------------------------------------------
Payable for Fund shares redeemed          $    1,017
Accrued expenses                              11,691
----------------------------------------------------
TOTAL LIABILITIES                         $   12,708
----------------------------------------------------
NET ASSETS                                $7,515,734
----------------------------------------------------

Sources of Net Assets
----------------------------------------------------
Paid-in capital                           $8,328,800
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (592,557)
Accumulated net investment loss               (6,673)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                         (213,836)
----------------------------------------------------
TOTAL                                     $7,515,734
----------------------------------------------------

Class I Shares
----------------------------------------------------
NET ASSETS                                $7,514,959
SHARES OUTSTANDING                           974,848
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     7.71
----------------------------------------------------

Class R Shares
----------------------------------------------------
NET ASSETS                                $      775
SHARES OUTSTANDING                               101
NET ASSET VALUE, OFFERING PRICE AND
 REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     7.67
----------------------------------------------------

STATEMENT OF OPERATIONS


FOR THE SIX MONTHS ENDED
MARCH 31, 2003

Investment Income
---------------------------------------------------
Dividends allocated from Portfolio        $  41,976
Interest allocated from Portfolio               804
Expenses allocated from Portfolio           (27,594)
---------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $  15,186
---------------------------------------------------

Expenses
---------------------------------------------------
Trustees' fees and expenses               $      93
Distribution and service fees
   Class R                                        2
Custodian fee                                 6,508
Legal and accounting services                 5,545
Registration fees                             5,536
Printing and postage                          2,366
Transfer and dividend disbursing agent
   fees                                       1,390
Miscellaneous                                   910
---------------------------------------------------
TOTAL EXPENSES                            $  22,350
---------------------------------------------------
Deduct --
   Preliminary allocation of expenses to
      the Administrator                   $     491
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     491
---------------------------------------------------

NET EXPENSES                              $  21,859
---------------------------------------------------

NET INVESTMENT LOSS                       $  (6,673)
---------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
---------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(475,644)
---------------------------------------------------
NET REALIZED LOSS                         $(475,644)
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 440,889
---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 440,889
---------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (34,755)
---------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (41,428)
---------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL SMALL-CAP FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                        SIX MONTHS ENDED
INCREASE (DECREASE)                     MARCH 31, 2003     YEAR ENDED
IN NET ASSETS                           (UNAUDITED)        SEPTEMBER 30, 2002(1)
--------------------------------------------------------------------------------
From operations --
 Net investment loss                      $      (6,673)     $       (5,994)
 Net realized loss                             (475,644)           (117,060)
 Net change in unrealized appreciation
  (depreciation)                                440,889            (654,725)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
 FROM OPERATIONS                          $     (41,428)     $     (777,779)
--------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
 Proceeds from sale of shares
  Class I                                 $   1,149,239      $    8,235,922
  Class R                                            --               1,010
 Cost of shares redeemed
  Class I                                      (568,715)           (482,515)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
 SHARE TRANSACTIONS                       $     580,524      $    7,754,417
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     539,096      $    6,976,638
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                    $      6,976,638   $           --
--------------------------------------------------------------------------------
AT END OF PERIOD                          $      7,515,734   $    6,976,638
--------------------------------------------------------------------------------

Accumulated net
investment loss included
in net assets
--------------------------------------------------------------------------------
AT END OF PERIOD                          $         (6,673)  $           --
--------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL SMALL-CAP FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS I
                                  --------------------------------------------
                                  SIX MONTHS ENDED
                                  MARCH 31, 2003      YEAR ENDED SEPTEMBER 30,
                                  (UNAUDITED)                2002(1)(2)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 7.710                 $10.000
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment loss                   $(0.007)                $(0.007)
Net realized and unrealized
   gain (loss)                          0.007(3)               (2.283)
------------------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS            $    --                 $(2.290)
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 7.710                 $ 7.710
------------------------------------------------------------------------------

TOTAL RETURN(4)                          0.00%                 (22.90)%
------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 7,515                 $ 6,976
Ratios (As a percentage of
   average daily net assets):
   Net expenses(5)                       1.35%(6)                1.37%(6)
   Net expenses after
      custodian fee
      reduction(5)                       1.35%(6)                1.35%(6)
   Net investment loss                  (0.18)%(6)              (0.20)%(6)
Portfolio Turnover of the
   Portfolio                               26%                     17%
------------------------------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(5)                           1.93%(6)                2.69%(6)
   Expenses after custodian
      fee reduction(5)                   1.93%(6)                2.67%(6)
   Net investment loss                  (0.76)%(6)              (1.52)%(6)
Net investment loss per share         $(0.030)                $(0.053)
------------------------------------------------------------------------------

(1)  Net   investment   loss  per  share  was  computed   using  average  shares
     outstanding.
(2) For the period from the start of business, April 30, 2002, to September 30, 2002.
(3)  Per share amount is not in accord with the net realized and unrealized gain
     (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Includes the Fund's share of the Portfolio's allocated expenses. (6) Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL SMALL-CAP FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS R
                                  --------------------------------------------
                                  SIX MONTHS ENDED
                                  MARCH 31, 2003      YEAR ENDED SEPTEMBER 30,
                                  (UNAUDITED)                2002(1)(2)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 7.700                 $10.000
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment loss                   $(0.020)                $(0.026)
Net realized and unrealized
   loss                                (0.010)                 (2.274)
------------------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS            $(0.030)                $(2.300)
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 7.670                 $ 7.700
------------------------------------------------------------------------------

TOTAL RETURN(3)                         (0.39)%                (23.00)%
------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $     1                 $     1
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       1.85%(5)                1.87%(5)
   Net expenses after
      custodian fee reduction(4)         1.85%(5)                1.85%(5)
   Net investment loss                  (0.75)%(5)              (0.71)%(5)
Portfolio Turnover of the
   Portfolio                               26%                     17%
------------------------------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(4)                           2.43%(5)                3.19%(5)
   Expenses after custodian
      fee reduction(4)                   2.43%(5)                3.17%(5)
   Net investment loss                  (1.33)%(5)              (2.03)%(5)
Net investment loss per share         $(0.035)                $(0.074)
------------------------------------------------------------------------------

(1)  Net   investment   loss  per  share  was  computed   using  average  shares
     outstanding.
(2) For the period from the start of business, April 30, 2002, to September 30, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL SMALL-CAP FUND AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1    Significant Accounting Policies
-------------------------------------------
     Atlanta Capital Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class I shares and Class R shares are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Small-Cap Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (54.8% at March 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2002 the Fund, for federal income tax purposes, had a capital loss carryover of $100,355 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2010.

D Other -- Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F Interim Financial Statements -- The interim financial statements relating to March 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2    Distributions to Shareholders
-------------------------------------------
     It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income and at least one distribution of all or substantially all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

ATLANTA CAPITAL SMALL-CAP FUND AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3    Shares of Beneficial Interest
-------------------------------------------
     The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                     SIX MONTHS ENDED
                                     MARCH 31, 2003        YEAR ENDED
CLASS I                              (UNAUDITED)           SEPTEMBER 30, 2002(1)
--------------------------------------------------------------------------------
Sales                                     141,714               963,204
Redemptions                               (71,254)              (58,816)
--------------------------------------------------------------------------------
NET INCREASE                               70,460               904,388
--------------------------------------------------------------------------------

                                     SIX MONTHS ENDED
                                     MARCH 31, 2003        YEAR ENDED
CLASS R                              (UNAUDITED)           SEPTEMBER 30, 2002(1)
--------------------------------------------------------------------------------
Sales                                          --                   101
--------------------------------------------------------------------------------
NET INCREASE                                   --                   101
--------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002 to September 30, 2002.

     On May 1, 2002, the Fund received an in-kind contribution in return for 591,534 Class I shares of the Fund.

4    Transactions with Affiliates
-------------------------------------------
     Eaton Vance Management (EVM) serves as administrator of the Fund but receives no compensation. To reduce the net investment loss of the Fund, the Administrator was allocated $491 of the Fund's operating expenses for the six months ended March 31, 2003. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended March 31, 2003, no significant amounts have been earned. Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5    Distribution and Service Plans
-------------------------------------------
     The Fund has in effect a distribution plan for Class R (Class R Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Class R Plans allows the Fund to pay Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.25% of the Fund's average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. Although there is not the present intention to do so, the Fund could pay distribution fees of up to 0.50% of Class R's average daily net assets annually upon Trustee approval. The Fund paid or accrued $1 for Class R shares to or payable to EVD for the six months ended March 31, 2003, representing 0.25% (annualized) of the average daily net assets for Class R shares.

     The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class R shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the six months ended March 31, 2003 amounted to $1 for Class R shares.

6    Investment Transactions
-------------------------------------------
     Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2003, aggregated $1,149,126 and $571,095, respectively.

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 92.1%


SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Advertising -- 1.8%
---------------------------------------------------------------
Grey Global Group, Inc.                        410  $   252,966
---------------------------------------------------------------
                                                    $   252,966
---------------------------------------------------------------
Air Freight -- 2.1%
---------------------------------------------------------------
Forward Air Corp.(1)                        13,450  $   292,685
---------------------------------------------------------------
                                                    $   292,685
---------------------------------------------------------------
Airlines -- 1.0%
---------------------------------------------------------------
SkyWest, Inc.                               12,700  $   131,191
---------------------------------------------------------------
                                                    $   131,191
---------------------------------------------------------------
Applications Software -- 9.2%
---------------------------------------------------------------
Fair, Isaac and Co., Inc.                    7,575  $   384,962
Jack Henry & Associates, Inc.               21,200      224,508
Kronos, Inc.(1)                              3,700      129,685
National Instruments Corp.(1)               11,100      391,497
The Reynolds and Reynolds Co. Class A        5,300      134,090
---------------------------------------------------------------
                                                    $ 1,264,742
---------------------------------------------------------------
Auto and Parts -- 0.9%
---------------------------------------------------------------
Gentex Corp.(1)                              5,100  $   129,795
---------------------------------------------------------------
                                                    $   129,795
---------------------------------------------------------------
Banks -- 9.2%
---------------------------------------------------------------
Capital City Bank Group, Inc.                6,700  $   262,037
City National Corp.                          3,800      166,972
Provident Bankshares Corp.                   7,129      164,537
Seacoast Banking Corp. of Florida           13,700      265,643
Texas Regional Bancshares, Class A           8,880      268,087
UCBH Holdings, Inc.                          3,000      131,940
---------------------------------------------------------------
                                                    $ 1,259,216
---------------------------------------------------------------
Broadcast Media -- 1.2%
---------------------------------------------------------------
Cox Radio, Inc., Class A(1)                  7,700  $   159,082
---------------------------------------------------------------
                                                    $   159,082
---------------------------------------------------------------

SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Construction - Cement -- 2.5%
---------------------------------------------------------------
Florida Rock Industries, Inc.               10,000  $   338,500
---------------------------------------------------------------
                                                    $   338,500
---------------------------------------------------------------
Consumer Finance -- 2.3%
---------------------------------------------------------------
Financial Federal Corp.(1)                  16,800  $   320,880
---------------------------------------------------------------
                                                    $   320,880
---------------------------------------------------------------
Containers and Packaging -- 1.0%
---------------------------------------------------------------
AptarGroup, Inc.                             4,100  $   132,635
---------------------------------------------------------------
                                                    $   132,635
---------------------------------------------------------------
Diversified Financial Services -- 3.5%
---------------------------------------------------------------
Affiliated Managers Group, Inc.(1)           8,500  $   353,345
Allied Capital Corp.                         6,600      131,868
---------------------------------------------------------------
                                                    $   485,213
---------------------------------------------------------------
Electric Utilities -- 2.7%
---------------------------------------------------------------
ALLETE, Inc.                                17,900  $   371,604
---------------------------------------------------------------
                                                    $   371,604
---------------------------------------------------------------
Electrical Equipment -- 1.8%
---------------------------------------------------------------
Brady Corp., Class A                         4,800  $   135,744
C & D Technology, Inc.                       9,200      110,216
---------------------------------------------------------------
                                                    $   245,960
---------------------------------------------------------------
Electronic Equipment & Instruments -- 2.8%
---------------------------------------------------------------
Roper Industries, Inc.                       4,500  $   129,825
Technitrol, Inc.(1)                         17,800      260,592
---------------------------------------------------------------
                                                    $   390,417
---------------------------------------------------------------
Engineering & Contruction -- 2.2%
---------------------------------------------------------------
Jacobs Engineering Group, Inc.(1)            7,300  $   306,673
---------------------------------------------------------------
                                                    $   306,673
---------------------------------------------------------------
Food Distributors -- 1.9%
---------------------------------------------------------------
Performance Food Group Co.(1)                8,700  $   266,742
---------------------------------------------------------------
                                                    $   266,742
---------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D


SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Gas Utilities -- 1.0%
---------------------------------------------------------------
Piedmont Natural Gas Co., Inc.               3,700  $   131,905
---------------------------------------------------------------
                                                    $   131,905
---------------------------------------------------------------
Health Care - Equipment -- 3.4%
---------------------------------------------------------------
Diagnostic Products Corp.                    4,400  $   164,340
Young Innovations, Inc.(1)                  13,500      297,135
---------------------------------------------------------------
                                                    $   461,475
---------------------------------------------------------------
Health Care - Supplies -- 2.4%
---------------------------------------------------------------
ICU Medical, Inc.(1)                        12,150  $   334,247
---------------------------------------------------------------
                                                    $   334,247
---------------------------------------------------------------
Health Services -- 2.4%
---------------------------------------------------------------
First Health Group Corp.(1)                  6,400  $   162,816
Renal Care Group, Inc.(1)                    5,300      165,254
---------------------------------------------------------------
                                                    $   328,070
---------------------------------------------------------------
Home Furnishings -- 0.9%
---------------------------------------------------------------
La-Z-Boy, Inc.                               7,200  $   124,416
---------------------------------------------------------------
                                                    $   124,416
---------------------------------------------------------------
Household Products -- 1.0%
---------------------------------------------------------------
Church & Dwight Co., Inc.                    4,500  $   136,620
---------------------------------------------------------------
                                                    $   136,620
---------------------------------------------------------------
Housewares -- 2.4%
---------------------------------------------------------------
Matthews International Corp.                14,300  $   330,330
---------------------------------------------------------------
                                                    $   330,330
---------------------------------------------------------------
Industrial Conglomerate -- 1.0%
---------------------------------------------------------------
Carlisle Companies, Inc.                     3,300  $   133,617
---------------------------------------------------------------
                                                    $   133,617
---------------------------------------------------------------
Insurance - Property and Casualty -- 3.8%
---------------------------------------------------------------
Midland Co.                                 14,600  $   261,340
Triad Guaranty, Inc.(1)                      3,700      127,465
Wesco Financial Corp.                          430      128,140
---------------------------------------------------------------
                                                    $   516,945
---------------------------------------------------------------

SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Insurance Brokers -- 0.9%
---------------------------------------------------------------
Arthur J. Gallagher & Co.                    5,300  $   130,115
---------------------------------------------------------------
                                                    $   130,115
---------------------------------------------------------------
IT Consulting & Services -- 3.9%
---------------------------------------------------------------
FactSet Research Systems, Inc.               6,200  $   201,190
Manhattan Associates, Inc.(1)               18,900      331,317
---------------------------------------------------------------
                                                    $   532,507
---------------------------------------------------------------
Leisure - Products -- 0.7%
---------------------------------------------------------------
Polaris Industries, Inc.                     2,000  $    99,440
---------------------------------------------------------------
                                                    $    99,440
---------------------------------------------------------------
Lodging and Hotels -- 1.2%
---------------------------------------------------------------
Marcus Corp., (The)                         11,900  $   161,840
---------------------------------------------------------------
                                                    $   161,840
---------------------------------------------------------------
Machinery Industrial -- 1.2%
---------------------------------------------------------------
Graco, Inc.                                  5,950  $   167,195
---------------------------------------------------------------
                                                    $   167,195
---------------------------------------------------------------
Multi-Utilities -- 1.5%
---------------------------------------------------------------
Energen Corp.                                6,300  $   201,978
---------------------------------------------------------------
                                                    $   201,978
---------------------------------------------------------------
Oil and Gas - Exploration and Production -- 2.0%
---------------------------------------------------------------
Newfield Exploration Co.(1)                  7,900  $   267,731
---------------------------------------------------------------
                                                    $   267,731
---------------------------------------------------------------
Packaged Foods -- 0.5%
---------------------------------------------------------------
Tootsie Roll Industries, Inc.                2,257  $    64,401
---------------------------------------------------------------
                                                    $    64,401
---------------------------------------------------------------
Paper Products -- 0.9%
---------------------------------------------------------------
Wausau-Mosinee Paper Corp.                  12,700  $   129,540
---------------------------------------------------------------
                                                    $   129,540
---------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D


SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Publishing -- 1.0%
---------------------------------------------------------------
Lee Enterprises, Inc.                        4,200  $   132,384
---------------------------------------------------------------
                                                    $   132,384
---------------------------------------------------------------
Restaurants -- 1.2%
---------------------------------------------------------------
Sonic Corp.(1)                               6,450  $   164,217
---------------------------------------------------------------
                                                    $   164,217
---------------------------------------------------------------
Retail - Apparel -- 0.9%
---------------------------------------------------------------
Kenneth Cole Productions, Inc.(1)            5,800  $   127,020
---------------------------------------------------------------
                                                    $   127,020
---------------------------------------------------------------
Retail - Food -- 1.9%
---------------------------------------------------------------
Casey's General Stores, Inc.                11,100  $   132,090
Ruddick Corp.                               10,100      124,230
---------------------------------------------------------------
                                                    $   256,320
---------------------------------------------------------------
Semiconductor Equipment -- 0.7%
---------------------------------------------------------------
Cohu, Inc.                                   6,500  $    95,095
---------------------------------------------------------------
                                                    $    95,095
---------------------------------------------------------------
Services - Diversified Commercial -- 3.0%
---------------------------------------------------------------
ABM Industries, Inc.                        21,700  $   285,138
G & K Services, Inc.                         5,400      129,600
---------------------------------------------------------------
                                                    $   414,738
---------------------------------------------------------------
Services - Employment -- 0.5%
---------------------------------------------------------------
On Assignment, Inc.(1)                      15,300  $    64,719
---------------------------------------------------------------
                                                    $    64,719
---------------------------------------------------------------
Specialty Store -- 2.9%
---------------------------------------------------------------
Aaron Rents, Inc.                           14,600  $   297,548
Claire's Stores, Inc.                        4,100       96,801
---------------------------------------------------------------
                                                    $   394,349
---------------------------------------------------------------

SECURITY                                  SHARES    VALUE
---------------------------------------------------------------

Waste Management -- 2.8%
---------------------------------------------------------------
Landauer, Inc.                              10,600  $   389,020
---------------------------------------------------------------
                                                    $   389,020
---------------------------------------------------------------
Total Common Stocks
   (identified cost $13,373,793)                    $12,638,535
---------------------------------------------------------------
Total Investments -- 92.1%
   (identified cost $13,373,793)                    $12,638,535
---------------------------------------------------------------
Other Assets, Less Liabilities -- 7.9%              $ 1,083,818
---------------------------------------------------------------
Net Assets -- 100.0%                                $13,722,353
---------------------------------------------------------------

(1)  Non-income producing security.

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES


AS OF MARCH 31, 2003

Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $13,373,793)                           $12,638,535
Cash                                           19,862
Receivable for investments sold             1,261,925
Interest and dividends receivable              17,014
Prepaid expenses                                   19
-----------------------------------------------------
TOTAL ASSETS                              $13,937,355
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Demand note payable                       $   200,000
Accrued expenses                               15,002
-----------------------------------------------------
TOTAL LIABILITIES                         $   215,002
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $13,722,353
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $14,457,611
Net unrealized depreciation (computed on
   the basis of identified cost)             (735,258)
-----------------------------------------------------
TOTAL                                     $13,722,353
-----------------------------------------------------

STATEMENT OF OPERATIONS


FOR THE SIX MONTHS ENDED
MARCH 31, 2003

Investment Income
---------------------------------------------------
Dividends                                 $  86,189
Interest                                      1,644
---------------------------------------------------
TOTAL INVESTMENT INCOME                   $  87,833
---------------------------------------------------

Expenses
---------------------------------------------------
Investment adviser fee                    $  75,377
Trustees' fees and expenses                      93
Custodian fee                                15,105
Legal and accounting services                 8,694
Miscellaneous                                   105
---------------------------------------------------
TOTAL EXPENSES                            $  99,374
---------------------------------------------------
Deduct --
   Preliminary reduction of investment
      adviser fee                         $  42,933
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  42,933
---------------------------------------------------

NET EXPENSES                              $  56,441
---------------------------------------------------

NET INVESTMENT INCOME                     $  31,392
---------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(924,619)
---------------------------------------------------
NET REALIZED LOSS                         $(924,619)
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 855,416
---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 855,416
---------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (69,203)
---------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (37,811)
---------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS


                                         SIX MONTHS ENDED
INCREASE (DECREASE) IN NET               MARCH 31, 2003    YEAR ENDED
ASSETS                                   (UNAUDITED)       SEPTEMBER 30, 2002(1)
--------------------------------------------------------------------------------
From operations --
 Net investment income                     $      31,392      $     10,565
 Net realized loss                              (924,619)         (219,112)
 Net change in unrealized
  appreciation (depreciation)                    855,416        (1,590,674)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
 FROM OPERATIONS                           $     (37,811)     $ (1,799,221)
--------------------------------------------------------------------------------
Capital transactions --
 Contributions                             $   3,876,864      $ 16,520,145
 Withdrawals                                  (3,882,197)       (1,055,437)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS                 $      (5,333)     $ 15,464,708
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS      $     (43,144)     $ 13,665,487
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                     $  13,765,497      $    100,010
--------------------------------------------------------------------------------
AT END OF PERIOD                           $  13,722,353      $ 13,765,497
--------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                    SIX MONTHS ENDED
                                    MARCH 31, 2003      YEAR ENDED
                                    (UNAUDITED)         SEPTEMBER 30, 2002(1)
-------------------------------------------------------------------------------
Ratios/Supplemental Data+
-------------------------------------------------------------------------------
Ratios (As a percentage of
 average daily net assets):
   Net expenses                          0.75%(2)                 0.92%(2)
   Net expenses after
      custodian fee reduction            0.75%(2)                 0.90%(2)
   Net investment income                 0.42%(2)                 0.23%(2)
Portfolio Turnover                         26%                      17%
-------------------------------------------------------------------------------
TOTAL RETURN                             0.30%                  (22.75)%
-------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $13,722                  $13,765
-------------------------------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses                              1.32%(2)                 1.65%(2)
   Expenses after custodian
      fee reduction                      1.32%(2)                 1.63%(2)
   Net investment loss                  (0.15)%(2)               (0.50)%(2)
-------------------------------------------------------------------------------


 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.

 (2)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1    Significant Accounting Policies
-------------------------------------------
     Small-Cap  Portfolio  (the  Portfolio) is registered  under the  Investment
     Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified portfolio of equity securities of companies having market capitalizations within the range of companies comprising the Russell 2000 (small company stocks), emphasizing quality small companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2003, the Eaton Vance Small-Cap Fund and the Atlanta Capital Small-Cap Fund held 31.8% and 54.8% interests in the Portfolio, respectively. In addition, one other investor owned a greater than 10% interest in the Portfolio (12.3% at March 31, 2003). The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

E Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of securities sold.

F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Interim Financial Statements -- The interim financial statements relating to March 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2    Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
     The  investment  adviser fee is earned by Boston  Management  and  Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended March 31, 2003, the adviser fee amounted to $75,377. In order to enhance the net investment income of the Portfolio, BMR made a reduction of the investment adviser fee of $42,933. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management LLC ("Atlanta Capital"), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.750% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3    Investment Transactions
-------------------------------------------
     Purchases and sales of investments, other than short-term obligations, aggregated $3,638,493 and $4,125,398, respectively, for the six months ended March 31, 2003.

4    Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
     The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2003, as computed on a federal income tax basis, were as follows:


    AGGREGATE COST                            $13,373,793
    -----------------------------------------------------
    Gross unrealized appreciation             $   663,936
    Gross unrealized depreciation              (1,399,194)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (735,258)
    -----------------------------------------------------

5    Line of Credit
-------------------------------------------
     The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2003, the Portfolio had a balance pursuant to this line of credit of $200,000. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2003.

ATLANTA CAPITAL SMALL-CAP FUND AS OF MARCH 31, 2003

INVESTMENT MANAGEMENT

ATLANTA CAPITAL SMALL-CAP FUND

Officers

Thomas E. Faust Jr.
President

Gregory L. Coleman
Vice President

James A. Womack
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

James B. Hawkes
Chairman, President and Chief Executive
Officer of Eaton Vance Corp. and officer and/or director of its subsidiaries

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

SMALL-CAP PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust Jr.
Vice President

William R. Hackney, III
Vice President

Paul J. Marshall
Vice President

Charles B. Reed
Vice President

Kristin S. Anagnost
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF SMALL-CAP PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

SUB-ADVISER OF SMALL-CAP PORTFOLIO
ATLANTA CAPITAL MANAGEMENT LLC
1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

ADMINISTRATOR OF ATLANTA CAPITAL SMALL-CAP FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

ATLANTA CAPITAL SMALL-CAP FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

1452-5/03                                                              ASCSRC